UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | April 30, 2023
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Equity Index Funds | Semiannual Report1

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2023
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	8.61%
S&P 500® Index	8.63%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 4-5

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	7.93%
Schwab 1000 Index®	7.95%
Russell 1000® Index	8.01%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 6-7

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-3.38%
Russell 2000® Index	-3.45%
Fund Category: Morningstar Small Blend[1]	-0.76%
Performance Details	pages 8-9

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	7.33%
Dow Jones U.S. Total Stock Market IndexSM	7.33%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 10-11
Total Return for the 6 Months Ended April 30, 2023
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	11.49%
Russell 1000® Growth Index	11.51%
Fund Category: Morningstar Large Growth[1]	9.82%
Performance Details	pages 12-13

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	4.54%
Russell 1000® Value Index	4.54%
Fund Category: Morningstar Large Value[1]	3.89%
Performance Details	pages 14-15

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	3.79%
Russell Midcap® Index	3.80%
Fund Category: Morningstar Mid-Cap Blend[1]	3.05%
Performance Details	pages 16-17

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	24.63%
MSCI EAFE® Index (Net)[3]	24.19%
Fund Category: Morningstar Foreign Large Blend[1]	22.02%
Performance Details	pages 18-19

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at
Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Equity Index Funds | Semiannual Report3

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	8.61%	2.62%	11.42%	12.14%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	503
Weighted Average Market Cap (millions)	$570,026
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report5

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	7.93%	1.64%	10.83%	11.69%
Schwab 1000 Index®	7.95%	1.69%	10.88%	11.83%
Russell 1000® Index	8.01%	1.82%	11.07%	11.95%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
6Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	987 [2]
Weighted Average Market Cap (millions)	$517,956
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate	1% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
3
Portfolio turnover rate excludes in-kind transactions.
4
Not annualized.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report7

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-3.38%	-3.58%	4.21%	7.93%
Russell 2000® Index	-3.45%	-3.65%	4.15%	7.88%
Fund Category: Morningstar Small Blend[2]	-0.76%	-2.08%	5.15%	8.00%
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
8Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	1,921
Weighted Average Market Cap (millions)	$2,940
Price/Earnings Ratio (P/E)	11.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Portfolio turnover rate excludes in-kind transactions.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report9

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	7.33%	1.27%	10.43%	11.53%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
10Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	3,515
Weighted Average Market Cap (millions)	$489,398
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report11

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	11.49%	2.29%	13.74%	13.00%
Russell 1000® Growth Index	11.51%	2.34%	13.80%	13.06%
Fund Category: Morningstar Large Growth[2]	9.82%	-0.09%	10.26%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
12Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	509
Weighted Average Market Cap (millions)	$861,882
Price/Earnings Ratio (P/E)	29.4
Price/Book Ratio (P/B)	9.2
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report13

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	4.54%	1.18%	7.66%	6.68%
Russell 1000® Value Index	4.54%	1.21%	7.75%	6.76%
Fund Category: Morningstar Large Value[2]	3.89%	1.38%	7.89%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
14Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	852
Weighted Average Market Cap (millions)	$164,787
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	13% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report15

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	3.79%	-1.69%	7.92%	7.33%
Russell Midcap® Index	3.80%	-1.69%	7.97%	7.37%
Fund Category: Morningstar Mid-Cap Blend[2]	3.05%	-0.48%	7.07%	N/A
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
16Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	817
Weighted Average Market Cap (millions)	$22,559
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report17

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	24.63%	9.82%	3.84%	4.80%
MSCI EAFE® Index (Net)[3]	24.19%	8.42%	3.63%	4.76%
Fund Category: Morningstar Foreign Large Blend[4]	22.02%	6.55%	3.09%	4.50%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.
18Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	797
Weighted Average Market Cap (millions)	$87,676
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Equity Index Funds | Semiannual Report19

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23 [2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,086.10	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,079.30	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$966.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,073.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,114.90	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,045.40	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,037.90	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,246.30	$0.33
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

20Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$60.02	$71.21	$50.75	$47.17	$42.41	$40.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	0.97	0.90	1.02	0.92	0.80
Net realized and unrealized gains (losses)	4.57	(11.23)	20.60	3.52	4.86	2.12
Total from investment operations	5.10	(10.26)	21.50	4.54	5.78	2.92
Less distributions:
Distributions from net investment income	(0.98)	(0.86)	(1.04)	(0.87)	(0.84)	(0.72)
Distributions from net realized gains	—	(0.07)	—	(0.09)	(0.18)	(0.02)
Total distributions	(0.98)	(0.93)	(1.04)	(0.96)	(1.02)	(0.74)
Net asset value at end of period	$64.14	$60.02	$71.21	$50.75	$47.17	$42.41
Total return	8.61%[2]	(14.63%)	42.89%	9.69%	14.30%	7.29%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%[3,4]	0.02%[4]	0.02%	0.02%	0.02%[5]	0.03%
Net investment income (loss)	1.75%[3]	1.49%	1.42%	2.11%	2.11%	1.88%
Portfolio turnover rate	1%[2]	2%	3%	4%	3%	2%
Net assets, end of period (x 1,000,000)	$66,994	$61,068	$67,401	$44,184	$40,232	$34,410

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
See financial notes
Schwab Equity Index Funds | Semiannual Report21

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv plc *	519,167	53,401,518
BorgWarner, Inc.	447,324	21,529,704
Ford Motor Co.	7,491,146	88,994,815
General Motors Co.	2,668,254	88,159,112
Tesla, Inc. *	5,146,023	845,543,039
		1,097,628,188

Banks 3.1%
Bank of America Corp.	13,354,827	391,029,335
Citigroup, Inc.	3,706,039	174,443,256
Citizens Financial Group, Inc.	942,948	29,174,811
Comerica, Inc.	248,875	10,793,709
Fifth Third Bancorp	1,305,105	34,193,751
First Republic Bank (a)	355,022	1,246,127
Huntington Bancshares, Inc.	2,768,034	31,001,981
JPMorgan Chase & Co.	5,612,244	775,836,611
KeyCorp	1,792,541	20,184,012
M&T Bank Corp.	323,200	40,658,561
Regions Financial Corp.	1,788,852	32,664,437
The PNC Financial Services Group, Inc.	767,382	99,951,505
Truist Financial Corp.	2,540,076	82,755,676
U.S. Bancorp	2,666,016	91,391,028
Wells Fargo & Co.	7,290,846	289,811,128
Zions Bancorp NA	284,008	7,912,463
		2,113,048,391

Capital Goods 5.5%
3M Co.	1,053,510	111,903,832
A.O. Smith Corp.	243,177	16,606,557
Allegion plc	167,338	18,487,502
AMETEK, Inc.	439,155	60,572,649
Carrier Global Corp.	1,597,328	66,800,257
Caterpillar, Inc.	995,673	217,853,252
Cummins, Inc.	270,725	63,631,204
Deere & Co.	517,387	195,582,634
Dover Corp.	267,951	39,163,718
Eaton Corp. plc	760,942	127,168,627
Emerson Electric Co.	1,093,414	91,037,650
Fastenal Co.	1,092,814	58,837,106
Fortive Corp.	676,279	42,666,442
Generac Holdings, Inc. *	120,714	12,339,385
General Dynamics Corp.	430,569	94,010,436
General Electric Co.	2,083,996	206,253,084
Honeywell International, Inc.	1,278,285	255,452,474
Howmet Aerospace, Inc.	702,355	31,107,303
Huntington Ingalls Industries, Inc.	76,530	15,433,040
IDEX Corp.	144,738	29,862,344
Illinois Tool Works, Inc.	530,922	128,451,269
Ingersoll Rand, Inc.	775,268	44,205,781
Johnson Controls International plc	1,315,238	78,703,842
L3Harris Technologies, Inc.	364,713	71,173,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	434,764	201,926,140
Masco Corp.	430,789	23,051,519
Nordson Corp.	103,157	22,313,891
Northrop Grumman Corp.	275,290	126,983,018
Otis Worldwide Corp.	793,847	67,715,149
PACCAR, Inc.	999,674	74,665,651
Parker-Hannifin Corp.	245,315	79,697,937
Pentair plc	314,397	18,260,178
Quanta Services, Inc.	273,237	46,351,925
Raytheon Technologies Corp.	2,802,784	279,998,122
Rockwell Automation, Inc.	219,619	62,242,221
Snap-on, Inc.	101,391	26,301,839
Stanley Black & Decker, Inc.	282,050	24,352,197
Textron, Inc.	398,107	26,649,283
The Boeing Co. *	1,075,907	222,476,050
Trane Technologies plc	438,427	81,464,121
TransDigm Group, Inc.	99,255	75,930,075
United Rentals, Inc.	132,729	47,929,769
W.W. Grainger, Inc.	85,902	59,750,854
Westinghouse Air Brake Technologies Corp.	347,228	33,913,759
Xylem, Inc.	344,523	35,775,268
		3,715,053,096

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	792,770	174,409,400
Broadridge Financial Solutions, Inc.	225,602	32,804,787
Ceridian HCM Holding, Inc. *	295,920	18,785,002
Cintas Corp.	165,295	75,336,502
Copart, Inc. *	820,278	64,842,976
CoStar Group, Inc. *	778,475	59,903,651
Equifax, Inc.	234,784	48,924,290
Jacobs Solutions, Inc.	242,623	28,013,252
Leidos Holdings, Inc.	261,176	24,357,274
Paychex, Inc.	613,004	67,344,619
Paycom Software, Inc. *	91,987	26,710,265
Republic Services, Inc.	392,520	56,766,242
Robert Half International, Inc.	206,411	15,068,003
Rollins, Inc.	440,663	18,618,012
Verisk Analytics, Inc.	299,424	58,121,193
Waste Management, Inc.	710,766	118,022,694
		888,028,162

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	113,074	14,194,179
Amazon.com, Inc. *	17,058,065	1,798,772,954
AutoZone, Inc. *	35,912	95,644,789
Bath & Body Works, Inc.	438,756	15,400,336
Best Buy Co., Inc.	375,816	28,005,808
CarMax, Inc. *	303,038	21,221,751
eBay, Inc.	1,037,291	48,161,421
Etsy, Inc. *	240,163	24,263,668
Genuine Parts Co.	269,492	45,358,198
LKQ Corp.	484,153	27,950,153
Lowe’s Cos., Inc.	1,157,060	240,471,780
O'Reilly Automotive, Inc. *	119,319	109,452,512
See financial notes
22Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	74,508	26,176,151
Ross Stores, Inc.	659,296	70,366,662
The Home Depot, Inc.	1,950,138	586,094,474
The TJX Cos., Inc.	2,210,870	174,260,773
Tractor Supply Co.	211,094	50,324,810
Ulta Beauty, Inc. *	97,505	53,767,182
		3,429,887,601

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	598,997	65,781,850
Garmin Ltd.	293,037	28,767,442
Hasbro, Inc.	248,013	14,687,330
Lennar Corp., Class A	484,738	54,683,294
Mohawk Industries, Inc. *	100,004	10,590,424
Newell Brands, Inc.	714,214	8,677,700
NIKE, Inc., Class B	2,383,084	301,984,404
NVR, Inc. *	5,810	33,930,400
PulteGroup, Inc.	430,794	28,927,817
Ralph Lauren Corp.	79,014	9,070,017
Tapestry, Inc.	451,004	18,405,473
VF Corp.	636,256	14,958,379
Whirlpool Corp.	104,118	14,533,832
		604,998,362

Consumer Services 2.2%
Booking Holdings, Inc. *	74,203	199,332,261
Caesars Entertainment, Inc. *	411,473	18,635,612
Carnival Corp. *	1,921,878	17,700,496
Chipotle Mexican Grill, Inc. *	52,842	109,257,176
Darden Restaurants, Inc.	232,176	35,274,500
Domino’s Pizza, Inc.	67,722	21,499,703
Expedia Group, Inc. *	282,148	26,510,626
Hilton Worldwide Holdings, Inc.	509,924	73,439,255
Las Vegas Sands Corp. *	630,277	40,243,186
Marriott International, Inc., Class A	515,152	87,235,840
McDonald’s Corp.	1,401,225	414,412,294
MGM Resorts International	600,476	26,973,382
Norwegian Cruise Line Holdings Ltd. *	811,509	10,833,645
Royal Caribbean Cruises Ltd. *	421,003	27,546,226
Starbucks Corp.	2,198,626	251,280,966
Wynn Resorts Ltd. *	197,806	22,605,270
Yum! Brands, Inc.	535,926	75,340,477
		1,458,120,915

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	849,016	427,241,831
Dollar General Corp.	427,817	94,744,353
Dollar Tree, Inc. *	398,278	61,219,311
Sysco Corp.	971,524	74,554,752
Target Corp.	880,768	138,941,152
The Kroger Co.	1,246,598	60,622,061
Walgreens Boots Alliance, Inc.	1,371,659	48,350,980
Walmart, Inc.	2,683,072	405,063,380
		1,310,737,820

Energy 4.7%
APA Corp.	613,912	22,622,657
Baker Hughes Co.	1,927,172	56,350,509
Chevron Corp.	3,403,897	573,828,956
ConocoPhillips	2,341,863	240,954,284
Coterra Energy, Inc.	1,507,059	38,580,710
Devon Energy Corp.	1,249,671	66,769,922
Diamondback Energy, Inc.	352,164	50,077,721
EOG Resources, Inc.	1,124,052	134,290,492
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT Corp.	700,095	24,391,310
Exxon Mobil Corp.	7,879,198	932,424,291
Halliburton Co.	1,730,690	56,680,097
Hess Corp.	530,314	76,927,349
Kinder Morgan, Inc.	3,786,066	64,931,032
Marathon Oil Corp.	1,218,373	29,435,892
Marathon Petroleum Corp.	868,679	105,978,838
Occidental Petroleum Corp.	1,391,586	85,624,287
ONEOK, Inc.	855,502	55,958,386
Phillips 66	891,716	88,279,884
Pioneer Natural Resources Co.	454,798	98,941,305
Schlumberger Ltd.	2,716,402	134,054,439
Targa Resources Corp.	433,207	32,720,125
The Williams Cos., Inc.	2,327,793	70,439,016
Valero Energy Corp.	737,730	84,595,499
		3,124,857,001

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	300,699	37,340,802
American Tower Corp.	890,902	182,091,460
AvalonBay Communities, Inc.	267,875	48,316,614
Boston Properties, Inc.	272,238	14,526,620
Camden Property Trust	210,436	23,158,482
Crown Castle, Inc.	828,632	101,996,313
Digital Realty Trust, Inc.	550,296	54,561,848
Equinix, Inc.	177,058	128,204,157
Equity Residential	652,944	41,298,708
Essex Property Trust, Inc.	123,170	27,064,144
Extra Space Storage, Inc.	256,012	38,924,064
Federal Realty Investment Trust	139,223	13,767,762
Healthpeak Properties, Inc.	1,044,447	22,946,500
Host Hotels & Resorts, Inc.	1,369,854	22,150,539
Invitation Homes, Inc.	1,110,540	37,058,720
Iron Mountain, Inc.	557,940	30,820,606
Kimco Realty Corp.	1,179,636	22,637,215
Mid-America Apartment Communities, Inc.	221,312	34,037,786
Prologis, Inc.	1,766,233	221,220,683
Public Storage	302,546	89,199,637
Realty Income Corp.	1,201,090	75,476,495
Regency Centers Corp.	295,063	18,125,720
SBA Communications Corp.	206,692	53,923,876
Simon Property Group, Inc.	624,726	70,793,950
UDR, Inc.	590,696	24,413,466
Ventas, Inc.	766,616	36,835,899
VICI Properties, Inc.	1,923,155	65,271,881
Welltower, Inc.	903,205	71,551,900
Weyerhaeuser Co.	1,403,548	41,980,121
		1,649,695,968

Financial Services 7.7%
American Express Co.	1,139,018	183,769,164
Ameriprise Financial, Inc.	201,740	61,554,909
Berkshire Hathaway, Inc., Class B *	3,447,127	1,132,553,576
BlackRock, Inc.	286,546	192,329,675
Capital One Financial Corp.	729,729	71,002,632
Cboe Global Markets, Inc.	203,539	28,434,398
CME Group, Inc.	688,387	127,881,653
Discover Financial Services	511,895	52,965,776
FactSet Research Systems, Inc.	73,177	30,126,239
Fidelity National Information Services, Inc.	1,134,453	66,615,080
Fiserv, Inc. *	1,214,927	148,366,885
FleetCor Technologies, Inc. *	141,599	30,290,858
Franklin Resources, Inc.	543,303	14,603,985
Global Payments, Inc.	504,081	56,814,969
See financial notes
Schwab Equity Index Funds | Semiannual Report23

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intercontinental Exchange, Inc.	1,069,550	116,506,081
Invesco Ltd.	868,174	14,871,821
Jack Henry & Associates, Inc.	140,272	22,912,028
MarketAxess Holdings, Inc.	71,943	22,904,493
Mastercard, Inc., Class A	1,614,290	613,478,629
Moody's Corp.	301,731	94,478,011
Morgan Stanley	2,499,811	224,907,996
MSCI, Inc.	153,093	73,859,718
Nasdaq, Inc.	649,902	35,985,074
Northern Trust Corp.	399,818	31,249,775
PayPal Holdings, Inc. *	2,164,781	164,523,356
Raymond James Financial, Inc.	370,136	33,508,412
S&P Global, Inc.	629,938	228,402,920
State Street Corp.	669,045	48,345,192
Synchrony Financial	834,979	24,640,230
T. Rowe Price Group, Inc.	429,953	48,296,620
The Bank of New York Mellon Corp.	1,406,188	59,889,547
The Charles Schwab Corp. (b)	2,900,146	151,503,627
The Goldman Sachs Group, Inc.	647,984	222,543,625
Visa, Inc., Class A	3,109,037	723,566,181
		5,153,683,135

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	3,417,189	162,350,649
Archer-Daniels-Midland Co.	1,046,956	81,746,324
Brown-Forman Corp., Class B	349,310	22,736,588
Bunge Ltd.	287,187	26,880,703
Campbell Soup Co.	382,872	20,789,950
Conagra Brands, Inc.	911,884	34,615,117
Constellation Brands, Inc., Class A	310,218	71,185,724
General Mills, Inc.	1,128,300	100,001,229
Hormel Foods Corp.	553,705	22,391,830
Kellogg Co.	491,048	34,260,419
Keurig Dr Pepper, Inc.	1,626,980	53,202,246
Lamb Weston Holdings, Inc.	274,708	30,715,101
McCormick & Co., Inc. - Non Voting Shares	478,947	42,075,494
Molson Coors Beverage Co., Class B	358,397	21,317,454
Mondelez International, Inc., Class A	2,608,428	200,118,596
Monster Beverage Corp. *	1,458,514	81,676,784
PepsiCo, Inc.	2,635,375	503,066,734
Philip Morris International, Inc.	2,966,176	296,528,615
The Coca-Cola Co.	7,447,488	477,756,355
The Hershey Co.	280,945	76,714,842
The JM Smucker Co.	204,531	31,581,632
The Kraft Heinz Co.	1,524,256	59,857,533
Tyson Foods, Inc., Class A	545,085	34,062,362
		2,485,632,281

Health Care Equipment & Services 6.1%
Abbott Laboratories	3,336,015	368,529,577
Align Technology, Inc. *	139,105	45,250,857
AmerisourceBergen Corp.	309,308	51,608,040
Baxter International, Inc.	966,109	46,064,077
Becton, Dickinson & Co.	543,171	143,565,527
Boston Scientific Corp. *	2,739,994	142,808,487
Cardinal Health, Inc.	491,808	40,377,437
Centene Corp. *	1,054,340	72,675,656
Cigna Corp.	571,418	144,734,465
CVS Health Corp.	2,457,086	180,128,975
DaVita, Inc. *	106,119	9,588,913
Dentsply Sirona, Inc.	413,725	17,347,489
DexCom, Inc. *	739,360	89,713,942
Edwards Lifesciences Corp. *	1,183,024	104,082,452
Elevance Health, Inc.	456,946	214,147,743
GE Healthcare, Inc. *	693,868	56,439,223
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	405,641	116,552,829
Henry Schein, Inc. *	260,280	21,033,227
Hologic, Inc. *	470,678	40,483,015
Humana, Inc.	239,109	126,844,933
IDEXX Laboratories, Inc. *	158,576	78,044,764
Insulet Corp. *	132,864	42,256,067
Intuitive Surgical, Inc. *	670,408	201,940,298
Laboratory Corp. of America Holdings	169,837	38,503,746
McKesson Corp.	262,045	95,447,271
Medtronic plc	2,545,201	231,486,031
Molina Healthcare, Inc. *	111,789	33,300,825
Quest Diagnostics, Inc.	211,837	29,405,094
ResMed, Inc.	281,323	67,787,590
STERIS plc	190,037	35,831,476
Stryker Corp.	645,039	193,285,936
Teleflex, Inc.	90,099	24,553,779
The Cooper Cos., Inc.	94,204	35,934,116
UnitedHealth Group, Inc.	1,787,726	879,722,087
Universal Health Services, Inc., Class B	123,466	18,563,113
Zimmer Biomet Holdings, Inc.	401,193	55,541,159
		4,093,580,216

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	465,751	45,233,737
Colgate-Palmolive Co.	1,598,667	127,573,627
Kimberly-Clark Corp.	646,086	93,611,400
The Clorox Co.	236,482	39,166,149
The Estee Lauder Cos., Inc., Class A	443,274	109,364,561
The Procter & Gamble Co.	4,513,900	705,883,682
		1,120,833,156

Insurance 2.2%
Aflac, Inc.	1,071,798	74,865,090
American International Group, Inc.	1,423,468	75,500,743
Aon plc, Class A	392,918	127,769,075
Arch Capital Group Ltd. *	708,516	53,188,296
Arthur J. Gallagher & Co.	405,769	84,424,298
Assurant, Inc.	101,269	12,469,252
Brown & Brown, Inc.	448,762	28,895,785
Chubb Ltd.	793,830	160,004,375
Cincinnati Financial Corp.	300,650	32,001,186
Everest Re Group Ltd.	75,013	28,354,914
Globe Life, Inc.	172,445	18,713,731
Lincoln National Corp.	294,121	6,391,249
Loews Corp.	372,056	21,419,264
Marsh & McLennan Cos., Inc.	946,706	170,586,954
MetLife, Inc.	1,262,148	77,407,537
Principal Financial Group, Inc.	435,164	32,502,399
Prudential Financial, Inc.	703,610	61,214,070
The Allstate Corp.	503,767	58,316,068
The Hartford Financial Services Group, Inc.	604,253	42,895,921
The Progressive Corp.	1,118,763	152,599,273
The Travelers Cos., Inc.	442,347	80,126,736
W.R. Berkley Corp.	390,773	23,024,345
Willis Towers Watson plc	204,548	47,373,317
		1,470,043,878

Materials 2.6%
Air Products & Chemicals, Inc.	424,866	125,063,556
Albemarle Corp.	224,293	41,597,380
Amcor plc	2,849,986	31,264,346
Avery Dennison Corp.	155,219	27,082,611
Ball Corp.	599,521	31,882,527
See financial notes
24Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Celanese Corp.	190,612	20,250,619
CF Industries Holdings, Inc.	376,756	26,968,194
Corteva, Inc.	1,364,312	83,386,749
Dow, Inc.	1,349,646	73,420,742
DuPont de Nemours, Inc.	877,495	61,178,951
Eastman Chemical Co.	227,701	19,188,363
Ecolab, Inc.	474,442	79,630,345
FMC Corp.	241,381	29,829,864
Freeport-McMoRan, Inc.	2,735,089	103,687,224
International Flavors & Fragrances, Inc.	487,538	47,271,685
International Paper Co.	679,470	22,497,252
Linde plc	942,342	348,148,252
LyondellBasell Industries N.V., Class A	485,349	45,918,869
Martin Marietta Materials, Inc.	118,547	43,056,270
Newmont Corp.	1,516,803	71,896,462
Nucor Corp.	484,186	71,746,682
Packaging Corp. of America	176,567	23,882,452
PPG Industries, Inc.	449,669	63,070,574
Sealed Air Corp.	276,641	13,276,002
Steel Dynamics, Inc.	318,930	33,152,774
The Mosaic Co.	652,960	27,979,336
The Sherwin-Williams Co.	451,205	107,179,236
Vulcan Materials Co.	254,608	44,586,953
Westrock Co.	485,749	14,538,468
		1,732,632,738

Media & Entertainment 7.2%
Activision Blizzard, Inc. *	1,362,798	105,903,033
Alphabet, Inc., Class A *	11,395,978	1,223,244,279
Alphabet, Inc., Class C *	9,934,473	1,075,108,668
Charter Communications, Inc., Class A *	201,604	74,331,395
Comcast Corp., Class A	8,049,549	333,009,842
DISH Network Corp., Class A *	474,787	3,565,650
Electronic Arts, Inc.	499,000	63,512,720
Fox Corp., Class A	569,236	18,932,789
Fox Corp., Class B	260,050	7,941,927
Live Nation Entertainment, Inc. *	272,293	18,456,020
Match Group, Inc. *	533,675	19,692,607
Meta Platforms, Inc., Class A *	4,258,736	1,023,459,436
Netflix, Inc. *	852,129	281,142,921
News Corp., Class A	727,820	12,816,910
News Corp., Class B	225,271	3,998,560
Omnicom Group, Inc.	388,038	35,144,602
Paramount Global, Class B	967,466	22,570,982
Take-Two Interactive Software, Inc. *	302,664	37,618,109
The Interpublic Group of Cos., Inc.	743,711	26,572,794
The Walt Disney Co. *	3,495,581	358,297,052
Warner Bros Discovery, Inc. *	4,231,709	57,593,559
		4,802,913,855

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	3,383,752	511,352,602
Agilent Technologies, Inc.	566,759	76,756,171
Amgen, Inc.	1,021,696	244,941,399
Biogen, Inc. *	275,784	83,901,766
Bio-Rad Laboratories, Inc., Class A *	41,417	18,670,369
Bio-Techne Corp.	300,182	23,978,538
Bristol-Myers Squibb Co.	4,068,404	271,647,335
Catalent, Inc. *	345,149	17,298,868
Charles River Laboratories International, Inc. *	96,985	18,438,788
Danaher Corp.	1,254,146	297,119,729
Eli Lilly & Co.	1,508,977	597,343,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	2,385,785	196,135,385
Illumina, Inc. *	300,682	61,808,192
Incyte Corp. *	352,992	26,266,135
IQVIA Holdings, Inc. *	355,821	66,976,187
Johnson & Johnson	5,002,595	818,924,802
Merck & Co., Inc.	4,851,093	560,155,709
Mettler-Toledo International, Inc. *	42,297	63,085,976
Moderna, Inc. *	632,169	84,008,938
Organon & Co.	484,333	11,929,122
PerkinElmer, Inc.	241,735	31,544,000
Pfizer, Inc.	10,740,820	417,710,490
Regeneron Pharmaceuticals, Inc. *	205,696	164,924,996
Thermo Fisher Scientific, Inc.	750,405	416,399,735
Vertex Pharmaceuticals, Inc. *	491,890	167,601,680
Viatris, Inc.	2,315,383	21,602,523
Waters Corp. *	113,511	34,094,164
West Pharmaceutical Services, Inc.	141,584	51,145,804
Zoetis, Inc.	891,757	156,753,045
		5,512,516,083

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	603,636	46,274,736

Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc. *	3,085,071	275,712,795
Analog Devices, Inc.	969,695	174,428,737
Applied Materials, Inc.	1,612,986	182,315,808
Broadcom, Inc.	799,558	500,923,087
Enphase Energy, Inc. *	260,314	42,743,559
First Solar, Inc. *	189,745	34,643,642
Intel Corp.	7,915,828	245,865,618
KLA Corp.	264,955	102,415,706
Lam Research Corp.	258,167	135,300,161
Microchip Technology, Inc.	1,047,983	76,492,279
Micron Technology, Inc.	2,087,870	134,375,313
Monolithic Power Systems, Inc.	85,451	39,475,798
NVIDIA Corp.	4,706,875	1,306,110,744
NXP Semiconductors N.V.	495,991	81,213,566
ON Semiconductor Corp. *	826,562	59,479,402
Qorvo, Inc. *	190,476	17,539,030
QUALCOMM, Inc.	2,133,442	249,186,026
Skyworks Solutions, Inc.	305,045	32,304,265
SolarEdge Technologies, Inc. *	107,122	30,597,257
Teradyne, Inc.	297,661	27,200,262
Texas Instruments, Inc.	1,733,876	289,904,067
		4,038,227,122

Software & Services 10.7%
Accenture plc, Class A	1,204,868	337,712,452
Adobe, Inc. *	875,970	330,731,233
Akamai Technologies, Inc. *	300,595	24,639,772
ANSYS, Inc. *	166,512	52,271,447
Autodesk, Inc. *	413,187	80,484,696
Cadence Design Systems, Inc. *	524,846	109,928,995
Cognizant Technology Solutions Corp., Class A	974,894	58,210,921
DXC Technology Co. *	433,546	10,340,072
EPAM Systems, Inc. *	110,170	31,116,415
Fair Isaac Corp. *	48,028	34,961,983
Fortinet, Inc. *	1,241,417	78,271,342
Gartner, Inc. *	151,486	45,818,455
Gen Digital, Inc.	1,085,738	19,184,990
International Business Machines Corp.	1,729,851	218,670,465
Intuit, Inc.	537,520	238,632,004
See financial notes
Schwab Equity Index Funds | Semiannual Report25

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	14,242,769	4,376,233,203
Oracle Corp.	2,940,496	278,523,781
PTC, Inc. *	203,209	25,561,660
Roper Technologies, Inc.	202,928	92,287,596
Salesforce, Inc. *	1,913,410	379,563,142
ServiceNow, Inc. *	388,442	178,458,024
Synopsys, Inc. *	291,605	108,278,768
Tyler Technologies, Inc. *	79,609	30,174,199
VeriSign, Inc. *	175,335	38,889,303
		7,178,944,918

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	1,138,222	85,901,614
Apple Inc.	28,456,784	4,828,547,109
Arista Networks, Inc. *	472,997	75,755,200
CDW Corp.	258,783	43,887,009
Cisco Systems, Inc.	7,859,662	371,369,030
Corning, Inc.	1,454,825	48,329,287
F5, Inc. *	115,375	15,501,785
Hewlett Packard Enterprise Co.	2,449,350	35,074,692
HP, Inc.	1,656,808	49,223,766
Juniper Networks, Inc.	622,676	18,773,681
Keysight Technologies, Inc. *	341,007	49,323,252
Motorola Solutions, Inc.	319,921	93,224,978
NetApp, Inc.	411,584	25,884,518
Seagate Technology Holdings plc	367,161	21,578,052
TE Connectivity Ltd.	605,478	74,092,343
Teledyne Technologies, Inc. *	89,808	37,216,435
Trimble, Inc. *	470,943	22,181,415
Western Digital Corp. *	612,680	21,100,699
Zebra Technologies Corp., Class A *	99,003	28,515,834
		5,945,480,699

Telecommunication Services 1.1%
AT&T, Inc.	13,638,444	240,991,306
T-Mobile US, Inc. *	1,133,308	163,083,021
Verizon Communications, Inc.	8,036,875	312,071,856
		716,146,183

Transportation 1.6%
Alaska Air Group, Inc. *	245,861	10,685,119
American Airlines Group, Inc. *	1,241,354	16,932,069
C.H. Robinson Worldwide, Inc.	225,323	22,728,331
CSX Corp.	4,023,775	123,288,466
Delta Air Lines, Inc. *	1,228,412	42,146,816
Expeditors International of Washington, Inc.	304,687	34,685,568
FedEx Corp.	444,325	101,208,349
JB Hunt Transport Services, Inc.	158,222	27,734,734
Norfolk Southern Corp.	435,965	88,513,974
Old Dominion Freight Line, Inc.	173,347	55,538,645
Southwest Airlines Co.	1,135,698	34,400,292
Union Pacific Corp.	1,170,837	229,132,801
United Airlines Holdings, Inc. *	623,358	27,303,080
United Parcel Service, Inc., Class B	1,396,473	251,099,810
		1,065,398,054

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.9%
Alliant Energy Corp.	479,632	26,446,909
Ameren Corp.	494,102	43,960,255
American Electric Power Co., Inc.	983,791	90,921,964
American Water Works Co., Inc.	369,434	54,768,591
Atmos Energy Corp.	273,463	31,213,067
CenterPoint Energy, Inc.	1,205,088	36,719,031
CMS Energy Corp.	556,154	34,626,148
Consolidated Edison, Inc.	679,276	66,888,308
Constellation Energy Corp.	626,894	48,521,596
Dominion Energy, Inc.	1,595,096	91,143,785
DTE Energy Co.	371,166	41,722,770
Duke Energy Corp.	1,473,850	145,734,288
Edison International	729,607	53,699,075
Entergy Corp.	388,988	41,847,329
Evergy, Inc.	438,485	27,234,303
Eversource Energy	667,322	51,790,860
Exelon Corp.	1,902,176	80,728,349
FirstEnergy Corp.	1,038,322	41,325,216
NextEra Energy, Inc.	3,802,113	291,355,919
NiSource, Inc.	773,846	22,023,657
NRG Energy, Inc.	439,013	15,001,074
PG&E Corp. *	3,076,496	52,638,847
Pinnacle West Capital Corp.	215,401	16,900,363
PPL Corp.	1,411,665	40,543,019
Public Service Enterprise Group, Inc.	955,147	60,365,290
Sempra Energy	601,529	93,531,744
The AES Corp.	1,278,893	30,258,608
The Southern Co.	2,083,423	153,235,762
WEC Energy Group, Inc.	603,811	58,068,504
Xcel Energy, Inc.	1,047,963	73,263,093
		1,916,477,724
Total Common Stocks (Cost $31,047,235,765)		66,670,840,282
Total Investments in Securities (Cost $31,047,235,765)		66,670,840,282

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	1,514	317,069,450	10,816,530

*	Non-income producing security.
(a)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(b)	Issuer is affiliated with the fund’s investment adviser.
See financial notes
26Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$226,553,277	$4,326,014	$—	$—	($79,375,664)	$151,503,627	2,900,146	$1,344,764

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$66,670,840,282	$—	$—	$66,670,840,282
Futures Contracts[2]	10,816,530	—	—	10,816,530
Total	$66,681,656,812	$—	$—	$66,681,656,812

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report27

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $96,529,934)		$151,503,627
Investments in securities, at value - unaffiliated (cost $30,950,705,831)		66,519,336,655
Cash		260,245,894
Deposit with broker for futures contracts		20,988,000
Receivables:
Dividends		53,221,343
Fund shares sold		31,500,263
Variation margin on future contracts	+	2,688,379
Total assets		67,039,484,161

Liabilities
Payables:
Fund shares redeemed		44,029,819
Investment adviser fees	+	1,014,796
Total liabilities		45,044,615
Net assets		$66,994,439,546

Net Assets by Source
Capital received from investors		$31,702,235,117
Total distributable earnings	+	35,292,204,429
Net assets		$66,994,439,546

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$66,994,439,546		1,044,431,362		$64.14

See financial notes
28Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $137,516)		$556,408,698
Dividends received from securities - affiliated		1,344,764
Securities on loan, net	+	2,619
Total investment income		557,756,081

Expenses
Investment adviser fees		6,295,363
Proxy fees[1]	+	29,036
Total expenses	–	6,324,399
Net investment income		551,431,682

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(182,868,741)
Net realized gains on futures contracts	+	13,873,095
Net realized losses		(168,995,646)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(79,375,664)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		4,980,179,917
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,742,550
Net change in unrealized appreciation (depreciation)	+	4,903,546,803
Net realized and unrealized gains		4,734,551,157
Increase in net assets resulting from operations		$5,285,982,839

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Equity Index Funds | Semiannual Report29

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$551,431,682	$966,947,258
Net realized losses		(168,995,646)	(162,413,170)
Net change in unrealized appreciation (depreciation)	+	4,903,546,803	(11,097,236,764)
Increase (decrease) in net assets resulting from operations		$5,285,982,839	($10,292,702,676 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($999,828,367 )	($892,809,698 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		80,057,851	$4,902,882,666	210,459,089	$13,861,852,248
Shares reinvested		13,335,793	802,281,368	10,113,772	728,899,804
Shares redeemed	+	(66,459,485)	(4,065,222,754)	(149,593,128)	(9,738,121,330)
Net transactions in fund shares		26,934,159	$1,639,941,280	70,979,733	$4,852,630,722

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,017,497,203	$61,068,343,794	946,517,470	$67,401,225,446
Total increase (decrease)	+	26,934,159	5,926,095,752	70,979,733	(6,332,881,652)
End of period		1,044,431,362	$66,994,439,546	1,017,497,203	$61,068,343,794
See financial notes
30Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$84.03	$102.69	$73.73	$68.68	$64.19	$62.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	1.29	1.24	1.38	1.38	1.18
Net realized and unrealized gains (losses)	5.86	(18.14)	30.02	5.81	6.73	3.05
Total from investment operations	6.58	(16.85)	31.26	7.19	8.11	4.23
Less distributions:
Distributions from net investment income	(1.32)	(1.23)	(1.42)	(1.29)	(1.28)	(1.10)
Distributions from net realized gains	—	(0.58)	(0.88)	(0.85)	(2.34)	(1.55)
Total distributions	(1.32)	(1.81)	(2.30)	(2.14)	(3.62)	(2.65)
Net asset value at end of period	$89.29	$84.03	$102.69	$73.73	$68.68	$64.19
Total return	7.93%[2]	(16.73%)	43.16%	10.60%	14.20%	6.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%[4]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.70%[3]	1.40%	1.36%	1.97%	2.15%	1.82%
Portfolio turnover rate	1%[2,5]	2%[5]	5%[5]	4%	5%	4%
Net assets, end of period (x 1,000,000)	$12,658	$11,888	$14,222	$9,774	$9,346	$7,909

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report31

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv plc *	88,823	9,136,334
Autoliv, Inc.	25,473	2,185,838
BorgWarner, Inc.	77,100	3,710,823
Ford Motor Co.	1,283,467	15,247,588
General Motors Co.	457,270	15,108,201
Gentex Corp.	76,436	2,108,869
Harley-Davidson, Inc.	43,452	1,612,069
Lear Corp.	19,329	2,467,540
Lucid Group, Inc. *(a)	209,765	1,665,534
Rivian Automotive, Inc., Class A *	179,118	2,296,293
Tesla, Inc. *	881,621	144,859,147
Thor Industries, Inc.	17,593	1,390,199
		201,788,435

Banks 3.2%
Bank of America Corp.	2,287,878	66,989,068
Bank OZK	36,194	1,292,850
BOK Financial Corp.	9,558	801,629
Cadence Bank	59,396	1,200,987
Citigroup, Inc.	635,014	29,890,109
Citizens Financial Group, Inc.	161,644	5,001,265
Comerica, Inc.	42,709	1,852,289
Commerce Bancshares, Inc.	37,391	2,088,287
Cullen/Frost Bankers, Inc.	21,276	2,345,679
East West Bancorp, Inc.	46,013	2,378,412
F.N.B. Corp.	118,454	1,359,852
Fifth Third Bancorp	224,092	5,871,210
First Citizens BancShares, Inc., Class A	3,889	3,916,923
First Financial Bankshares, Inc.	43,280	1,266,373
First Horizon Corp.	175,717	3,083,833
First Interstate BancSystem, Inc., Class A	28,971	741,368
First Republic Bank (b)	60,910	213,794
Glacier Bancorp, Inc.	36,125	1,200,434
Home BancShares, Inc.	62,038	1,350,567
Huntington Bancshares, Inc.	472,136	5,287,923
JPMorgan Chase & Co.	961,520	132,920,525
KeyCorp	305,853	3,443,905
M&T Bank Corp.	55,502	6,982,152
New York Community Bancorp, Inc.	222,927	2,383,090
Old National Bancorp	95,535	1,281,124
Pinnacle Financial Partners, Inc.	25,092	1,360,739
Popular, Inc.	23,499	1,410,175
Prosperity Bancshares, Inc.	29,960	1,876,095
Regions Financial Corp.	307,269	5,610,732
ServisFirst Bancshares, Inc.	15,982	807,091
SouthState Corp.	24,727	1,705,669
Synovus Financial Corp.	47,902	1,475,382
The PNC Financial Services Group, Inc.	131,379	17,112,115
Truist Financial Corp.	435,007	14,172,528
U.S. Bancorp	456,732	15,656,773
SECURITY	NUMBER OF SHARES	VALUE ($)
UMB Financial Corp.	14,165	901,036
United Bankshares, Inc.	43,908	1,454,672
Valley National Bancorp	137,143	1,286,401
Webster Financial Corp.	57,017	2,126,734
Wells Fargo & Co.	1,249,112	49,652,202
Western Alliance Bancorp	35,470	1,316,646
Wintrust Financial Corp.	19,780	1,352,359
Zions Bancorp NA	49,006	1,365,307
		405,786,304

Capital Goods 6.0%
3M Co.	180,639	19,187,475
A.O. Smith Corp.	41,769	2,852,405
Acuity Brands, Inc.	10,540	1,658,785
Advanced Drainage Systems, Inc.	20,498	1,757,089
AECOM	45,704	3,795,717
AGCO Corp.	20,208	2,504,580
Allegion plc	28,759	3,177,294
AMETEK, Inc.	75,264	10,381,164
Axon Enterprise, Inc. *	22,212	4,680,291
Bloom Energy Corp., Class A *	59,180	985,347
Builders FirstSource, Inc. *	48,163	4,564,407
BWX Technologies, Inc.	29,879	1,929,586
Carlisle Cos., Inc.	17,041	3,678,300
Carrier Global Corp.	273,770	11,449,061
Caterpillar, Inc.	170,595	37,326,186
ChargePoint Holdings, Inc. *(a)	84,637	733,803
Chart Industries, Inc. *	14,010	1,864,731
Crane Co. *	15,679	1,129,986
Crane Holdings Co.	15,679	742,557
Cummins, Inc.	46,320	10,887,053
Curtiss-Wright Corp.	12,541	2,129,838
Deere & Co.	88,575	33,483,121
Donaldson Co., Inc.	40,226	2,556,362
Dover Corp.	45,743	6,685,797
Eaton Corp. plc	130,338	21,782,087
EMCOR Group, Inc.	15,551	2,659,221
Emerson Electric Co.	187,260	15,591,268
Evoqua Water Technologies Corp. *	40,365	1,996,049
Fastenal Co.	186,792	10,056,881
Fortive Corp.	115,929	7,313,961
Fortune Brands Innovations, Inc.	42,029	2,718,856
Generac Holdings, Inc. *	20,830	2,129,243
General Dynamics Corp.	73,755	16,103,667
General Electric Co.	357,113	35,343,474
Graco, Inc.	55,080	4,367,293
HEICO Corp.	13,109	2,210,702
HEICO Corp., Class A	22,829	3,064,337
Hexcel Corp.	27,397	1,974,776
Honeywell International, Inc.	218,998	43,764,560
Howmet Aerospace, Inc.	120,763	5,348,593
Hubbell, Inc.	17,590	4,737,339
Huntington Ingalls Industries, Inc.	13,066	2,634,890
IDEX Corp.	24,676	5,091,152
Illinois Tool Works, Inc.	90,909	21,994,523
Ingersoll Rand, Inc.	132,589	7,560,225
ITT, Inc.	27,189	2,295,839
See financial notes
32Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International plc	225,551	13,496,972
L3Harris Technologies, Inc.	62,415	12,180,287
Lennox International, Inc.	10,668	3,007,416
Lincoln Electric Holdings, Inc.	18,886	3,169,071
Lockheed Martin Corp.	74,471	34,588,056
Masco Corp.	73,638	3,940,369
MasTec, Inc. *	19,359	1,719,273
Masterbrand, Inc. *	42,420	342,329
MDU Resources Group, Inc.	67,333	1,967,470
Nordson Corp.	17,593	3,805,542
Northrop Grumman Corp.	47,166	21,756,261
nVent Electric plc	54,686	2,292,984
Oshkosh Corp.	21,668	1,658,035
Otis Worldwide Corp.	135,845	11,587,578
Owens Corning	30,507	3,258,453
PACCAR, Inc.	171,138	12,782,297
Parker-Hannifin Corp.	42,045	13,659,580
Parsons Corp. *	10,807	470,104
Pentair plc	54,001	3,136,378
Plug Power, Inc. *(a)	172,188	1,554,858
Quanta Services, Inc.	46,771	7,934,232
Raytheon Technologies Corp.	480,326	47,984,567
RBC Bearings, Inc. *	9,507	2,158,184
Regal Rexnord Corp.	21,695	2,823,821
Rockwell Automation, Inc.	37,650	10,670,386
Sensata Technologies Holding plc	50,073	2,175,672
SiteOne Landscape Supply, Inc. *	14,826	2,190,393
Snap-on, Inc.	17,404	4,514,772
Stanley Black & Decker, Inc.	48,703	4,205,017
Sunrun, Inc. *	69,213	1,456,242
Textron, Inc.	68,403	4,578,897
The Boeing Co. *	184,344	38,118,652
The Middleby Corp. *	17,694	2,492,731
The Timken Co.	21,550	1,656,117
The Toro Co.	34,415	3,588,108
Trane Technologies plc	75,002	13,936,122
TransDigm Group, Inc.	17,008	13,011,120
Trex Co., Inc. *	35,957	1,965,410
UFP Industries, Inc.	20,143	1,581,628
United Rentals, Inc.	22,757	8,217,780
Univar Solutions, Inc. *	53,650	1,904,575
Valmont Industries, Inc.	6,963	2,023,169
Vertiv Holdings Co.	99,551	1,485,301
W.W. Grainger, Inc.	14,744	10,255,484
Watsco, Inc.	10,947	3,791,822
WESCO International, Inc.	14,563	2,097,072
Westinghouse Air Brake Technologies Corp.	59,745	5,835,294
WillScot Mobile Mini Holdings Corp. *	68,435	3,106,949
Woodward, Inc.	19,749	1,896,299
Xylem, Inc.	59,045	6,131,233
Zurn Elkay Water Solutions Corp.	47,551	1,024,724
		756,064,957

Commercial & Professional Services 1.6%
ASGN, Inc. *	16,309	1,167,561
Automatic Data Processing, Inc.	135,826	29,881,720
Booz Allen Hamilton Holding Corp.	43,342	4,148,696
Broadridge Financial Solutions, Inc.	38,671	5,623,150
CACI International, Inc., Class A *	7,688	2,408,804
Casella Waste Systems, Inc., Class A *	16,536	1,471,704
Ceridian HCM Holding, Inc. *	50,589	3,211,390
Cintas Corp.	28,308	12,901,937
Clarivate plc *	140,745	1,247,001
Clean Harbors, Inc. *	16,507	2,396,156
Concentrix Corp.	14,130	1,363,686
Copart, Inc. *	140,513	11,107,553
SECURITY	NUMBER OF SHARES	VALUE ($)
CoStar Group, Inc. *	133,143	10,245,354
Driven Brands Holdings, Inc. *	17,974	551,802
Dun & Bradstreet Holdings, Inc.	70,789	790,713
Equifax, Inc.	40,166	8,369,791
ExlService Holdings, Inc. *	10,805	1,927,396
Exponent, Inc.	16,660	1,533,553
FTI Consulting, Inc. *	11,303	2,040,191
Genpact Ltd.	55,096	2,454,527
Insperity, Inc.	11,710	1,434,007
Jacobs Solutions, Inc.	41,423	4,782,700
KBR, Inc.	44,947	2,549,843
Leidos Holdings, Inc.	44,992	4,195,954
MSA Safety, Inc.	12,118	1,572,311
Paychex, Inc.	105,154	11,552,218
Paycom Software, Inc. *	15,838	4,598,880
Paycor HCM, Inc. *	15,359	360,937
Paylocity Holding Corp. *	13,526	2,614,441
Republic Services, Inc.	67,433	9,752,160
Robert Half International, Inc.	35,475	2,589,675
Rollins, Inc.	76,416	3,228,576
Science Applications International Corp.	17,981	1,834,601
SS&C Technologies Holdings, Inc.	71,973	4,213,299
Stericycle, Inc. *	30,055	1,372,011
Tetra Tech, Inc.	17,398	2,407,361
TransUnion	63,137	4,344,457
TriNet Group, Inc. *	11,827	1,097,309
Verisk Analytics, Inc.	51,270	9,952,020
Waste Management, Inc.	121,733	20,213,765
		199,509,210

Consumer Discretionary Distribution & Retail 4.9%
Advance Auto Parts, Inc.	19,398	2,435,031
Amazon.com, Inc. *	2,922,393	308,166,342
AutoNation, Inc. *	11,128	1,465,558
AutoZone, Inc. *	6,148	16,374,030
Bath & Body Works, Inc.	74,583	2,617,863
Best Buy Co., Inc.	64,543	4,809,744
Burlington Stores, Inc. *	21,327	4,112,059
CarMax, Inc. *	51,698	3,620,411
Dick's Sporting Goods, Inc.	19,639	2,847,851
eBay, Inc.	178,362	8,281,348
Etsy, Inc. *	41,175	4,159,910
Five Below, Inc. *	18,296	3,610,899
Floor & Decor Holdings, Inc., Class A *	34,865	3,463,489
GameStop Corp., Class A *(a)	82,176	1,585,175
Genuine Parts Co.	46,264	7,786,694
Lithia Motors, Inc.	9,002	1,988,452
LKQ Corp.	83,263	4,806,773
Lowe’s Cos., Inc.	198,090	41,169,045
Macy's, Inc.	88,168	1,440,665
Murphy USA, Inc.	6,584	1,812,114
O'Reilly Automotive, Inc. *	20,433	18,743,395
Penske Automotive Group, Inc.	8,290	1,148,828
Pool Corp.	12,761	4,483,195
RH *	6,136	1,565,478
Ross Stores, Inc.	112,816	12,040,852
The Home Depot, Inc.	334,134	100,420,632
The TJX Cos., Inc.	378,486	29,832,266
Tractor Supply Co.	36,237	8,638,901
Ulta Beauty, Inc. *	16,656	9,184,618
Valvoline, Inc.	56,430	1,949,656
Williams-Sonoma, Inc.	21,755	2,633,225
		617,194,499

See financial notes
Schwab Equity Index Funds | Semiannual Report33

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.1%
Brunswick Corp.	23,632	2,003,757
Capri Holdings Ltd. *	41,269	1,712,664
Columbia Sportswear Co.	11,637	972,155
Crocs, Inc. *	20,274	2,507,286
D.R. Horton, Inc.	102,405	11,246,117
Deckers Outdoor Corp. *	8,666	4,153,960
Garmin Ltd.	50,164	4,924,600
Hasbro, Inc.	43,052	2,549,539
Leggett & Platt, Inc.	43,179	1,395,114
Lennar Corp., Class A	82,933	9,355,672
Lululemon Athletica, Inc. *	38,096	14,473,813
Mattel, Inc. *	115,874	2,085,732
Mohawk Industries, Inc. *	17,173	1,818,621
Newell Brands, Inc.	123,952	1,506,017
NIKE, Inc., Class B	408,346	51,745,605
NVR, Inc. *	995	5,810,800
Polaris, Inc.	17,819	1,936,034
PulteGroup, Inc.	73,758	4,952,850
Skechers U.S.A., Inc., Class A *	43,786	2,328,977
Tapestry, Inc.	77,424	3,159,673
Tempur Sealy International, Inc.	56,111	2,102,479
Toll Brothers, Inc.	33,813	2,160,989
TopBuild Corp. *	10,503	2,368,216
VF Corp.	107,903	2,536,800
Whirlpool Corp.	17,810	2,486,098
		142,293,568

Consumer Services 2.4%
ADT, Inc.	69,869	468,122
Airbnb, Inc., Class A *	130,554	15,623,397
Aramark	85,478	2,966,087
Booking Holdings, Inc. *	12,717	34,161,804
Boyd Gaming Corp.	26,184	1,817,170
Caesars Entertainment, Inc. *	70,757	3,204,585
Carnival Corp. *	327,037	3,012,011
Chipotle Mexican Grill, Inc. *	9,058	18,728,502
Choice Hotels International, Inc.	9,006	1,148,445
Churchill Downs, Inc.	10,758	3,147,038
Darden Restaurants, Inc.	39,815	6,049,093
Domino’s Pizza, Inc.	11,603	3,683,604
DoorDash, Inc., Class A *	86,026	5,263,931
DraftKings, Inc., Class A *	146,478	3,209,333
Expedia Group, Inc. *	48,473	4,554,523
H&R Block, Inc.	49,793	1,688,481
Hilton Grand Vacations, Inc. *	26,057	1,115,240
Hilton Worldwide Holdings, Inc.	87,276	12,569,489
Hyatt Hotels Corp., Class A *	15,789	1,804,683
Las Vegas Sands Corp. *	108,100	6,902,185
Light & Wonder, Inc. *	30,753	1,854,098
Marriott International, Inc., Class A	88,226	14,940,191
Marriott Vacations Worldwide Corp.	12,684	1,706,759
McDonald’s Corp.	240,101	71,009,871
MGM Resorts International	103,114	4,631,881
Norwegian Cruise Line Holdings Ltd. *	137,825	1,839,964
Penn Entertainment, Inc. *	50,993	1,519,081
Planet Fitness, Inc., Class A *	27,372	2,275,708
Royal Caribbean Cruises Ltd. *	72,189	4,723,326
Service Corp. International	50,264	3,528,030
Starbucks Corp.	376,775	43,061,615
Texas Roadhouse, Inc.	21,891	2,421,582
The Wendy's Co.	55,855	1,234,395
Vail Resorts, Inc.	13,299	3,198,675
Wyndham Hotels & Resorts, Inc.	29,117	1,986,362
Wynn Resorts Ltd. *	33,864	3,869,978
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	91,672	12,887,250
		307,806,489

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	52,139	1,089,705
BJ's Wholesale Club Holdings, Inc. *	44,240	3,378,609
Casey's General Stores, Inc.	12,222	2,796,638
Costco Wholesale Corp.	145,447	73,191,839
Dollar General Corp.	73,243	16,220,395
Dollar Tree, Inc. *	68,218	10,485,789
Performance Food Group Co. *	51,509	3,229,099
Sysco Corp.	166,403	12,769,766
Target Corp.	150,929	23,809,050
The Kroger Co.	213,548	10,384,839
U.S. Foods Holding Corp. *	67,630	2,596,992
Walgreens Boots Alliance, Inc.	234,300	8,259,075
Walmart, Inc.	459,672	69,396,682
		237,608,478

Energy 4.6%
Antero Resources Corp. *	90,270	2,075,307
APA Corp.	105,387	3,883,511
Baker Hughes Co.	329,935	9,647,299
ChampionX Corp.	65,582	1,775,961
Cheniere Energy, Inc.	81,542	12,475,926
Chesapeake Energy Corp.	35,006	2,894,296
Chevron Corp.	583,213	98,318,048
Chord Energy Corp.	13,550	1,928,572
Civitas Resources, Inc.	16,937	1,169,500
Comstock Resources, Inc.	29,735	341,953
ConocoPhillips	400,949	41,253,643
Coterra Energy, Inc.	259,414	6,640,998
Denbury, Inc. *	16,235	1,516,024
Devon Energy Corp.	214,405	11,455,659
Diamondback Energy, Inc.	60,325	8,578,215
DTE Midstream LLC *	31,576	1,555,750
EOG Resources, Inc.	192,659	23,016,971
EQT Corp.	120,358	4,193,273
Exxon Mobil Corp.	1,350,042	159,763,970
Halliburton Co.	295,780	9,686,795
Helmerich & Payne, Inc.	34,416	1,141,235
Hess Corp.	91,057	13,208,728
HF Sinclair Corp.	43,880	1,935,547
Kinder Morgan, Inc.	649,023	11,130,744
Magnolia Oil & Gas Corp., Class A	54,893	1,159,340
Marathon Oil Corp.	207,749	5,019,216
Marathon Petroleum Corp.	148,735	18,145,670
Matador Resources Co.	36,679	1,798,371
Murphy Oil Corp.	47,728	1,752,095
New Fortress Energy, Inc.	15,611	472,857
NOV, Inc.	128,461	2,151,722
Occidental Petroleum Corp.	238,444	14,671,459
ONEOK, Inc.	146,681	9,594,404
Ovintiv, Inc.	80,419	2,901,518
PBF Energy, Inc., Class A	37,285	1,299,755
PDC Energy, Inc.	30,122	1,959,436
Phillips 66	152,672	15,114,528
Pioneer Natural Resources Co.	77,922	16,951,931
Range Resources Corp.	78,667	2,080,742
Schlumberger Ltd.	465,722	22,983,381
SM Energy Co.	40,061	1,124,913
Southwestern Energy Co. *	359,892	1,867,840
Targa Resources Corp.	74,187	5,603,344
Texas Pacific Land Corp.	2,022	2,987,808
The Williams Cos., Inc.	399,509	12,089,142
Valero Energy Corp.	126,457	14,500,824
See financial notes
34Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vitesse Energy, Inc.	7,146	131,486
		585,949,707

Equity Real Estate Investment Trusts (REITs) 2.8%
Agree Realty Corp.	29,069	1,976,401
Alexandria Real Estate Equities, Inc.	51,632	6,411,662
American Homes 4 Rent, Class A	100,689	3,348,916
American Tower Corp.	152,635	31,197,068
Americold Realty Trust, Inc.	87,962	2,602,796
Apartment Income REIT Corp.	48,612	1,797,672
AvalonBay Communities, Inc.	45,934	8,285,116
Boston Properties, Inc.	46,543	2,483,534
Brixmor Property Group, Inc.	98,553	2,102,136
Camden Property Trust	36,082	3,970,824
Crown Castle, Inc.	141,939	17,471,272
CubeSmart	73,307	3,334,735
Digital Realty Trust, Inc.	94,270	9,346,871
EastGroup Properties, Inc.	14,218	2,368,150
Equinix, Inc.	30,336	21,965,691
Equity LifeStyle Properties, Inc.	57,652	3,972,223
Equity Residential	111,636	7,060,977
Essex Property Trust, Inc.	21,201	4,658,496
Extra Space Storage, Inc.	44,005	6,690,520
Federal Realty Investment Trust	23,936	2,367,031
First Industrial Realty Trust, Inc.	43,720	2,293,988
Gaming & Leisure Properties, Inc.	83,794	4,357,288
Healthcare Realty Trust, Inc.	124,441	2,461,443
Healthpeak Properties, Inc.	179,198	3,936,980
Host Hotels & Resorts, Inc.	233,537	3,776,293
Independence Realty Trust, Inc.	74,548	1,241,224
Invitation Homes, Inc.	190,938	6,371,601
Iron Mountain, Inc.	95,614	5,281,717
Kilroy Realty Corp.	34,076	996,382
Kimco Realty Corp.	202,431	3,884,651
Kite Realty Group Trust	71,343	1,478,227
Lamar Advertising Co., Class A	28,487	3,010,506
Life Storage, Inc.	27,888	3,747,589
Medical Properties Trust, Inc.	194,930	1,709,536
Mid-America Apartment Communities, Inc.	37,937	5,834,711
National Retail Properties, Inc.	59,488	2,587,728
National Storage Affiliates Trust	27,808	1,071,998
Omega Healthcare Investors, Inc.	76,852	2,056,560
Prologis, Inc.	302,572	37,897,143
Public Storage	51,815	15,276,616
Rayonier, Inc.	48,096	1,508,291
Realty Income Corp.	205,584	12,918,899
Regency Centers Corp.	50,290	3,089,315
Rexford Industrial Realty, Inc.	61,975	3,456,346
Ryman Hospitality Properties, Inc.	17,993	1,613,252
SBA Communications Corp.	35,399	9,235,245
Simon Property Group, Inc.	107,188	12,146,544
Spirit Realty Capital, Inc.	45,809	1,761,814
STAG Industrial, Inc.	58,921	1,995,654
Sun Communities, Inc.	40,631	5,644,865
Terreno Realty Corp.	24,145	1,487,091
UDR, Inc.	101,362	4,189,291
Ventas, Inc.	131,187	6,303,535
VICI Properties, Inc.	329,067	11,168,534
Vornado Realty Trust	53,164	797,992
Welltower, Inc.	154,924	12,273,079
Weyerhaeuser Co.	240,281	7,186,805
WP Carey, Inc.	69,070	5,124,994
		354,585,818

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.9%
Affiliated Managers Group, Inc.	12,452	1,797,820
Affirm Holdings, Inc. *	70,808	698,167
AGNC Investment Corp.	187,763	1,860,731
Ally Financial, Inc.	99,021	2,612,174
American Express Co.	195,010	31,462,913
Ameriprise Financial, Inc.	34,500	10,526,640
Annaly Capital Management, Inc.	152,678	3,050,506
Apollo Global Management, Inc.	142,694	9,045,373
Ares Management Corp., Class A	51,138	4,479,177
Berkshire Hathaway, Inc., Class B *	590,596	194,040,316
BlackRock, Inc.	49,099	32,955,249
Blackstone Mortgage Trust, Inc., Class A	57,444	1,047,779
Blackstone, Inc.	232,846	20,800,133
Block, Inc. *	176,161	10,708,827
Blue Owl Capital, Inc.	115,851	1,304,482
Capital One Financial Corp.	125,142	12,176,317
Cboe Global Markets, Inc.	34,922	4,878,603
CME Group, Inc.	117,926	21,907,113
Coinbase Global, Inc., Class A *(a)	52,288	2,812,571
Credit Acceptance Corp. *	1,984	971,168
Discover Financial Services	87,462	9,049,693
Equitable Holdings, Inc.	113,522	2,950,437
Essent Group Ltd.	35,034	1,487,894
Euronet Worldwide, Inc. *	15,367	1,701,742
FactSet Research Systems, Inc.	12,548	5,165,886
Fidelity National Information Services, Inc.	194,573	11,425,327
Fiserv, Inc. *	208,183	25,423,308
FleetCor Technologies, Inc. *	24,193	5,175,367
Franklin Resources, Inc.	93,409	2,510,834
Global Payments, Inc.	86,222	9,718,082
Interactive Brokers Group, Inc., Class A	33,618	2,617,161
Intercontinental Exchange, Inc.	183,201	19,956,085
Invesco Ltd.	148,981	2,552,045
Jack Henry & Associates, Inc.	23,877	3,900,069
Jefferies Financial Group, Inc.	59,093	1,892,749
KKR & Co., Inc.	189,199	10,040,791
LPL Financial Holdings, Inc.	26,075	5,445,503
MarketAxess Holdings, Inc.	12,378	3,940,784
Mastercard, Inc., Class A	276,577	105,107,557
MGIC Investment Corp.	96,661	1,437,349
Moody's Corp.	51,666	16,177,658
Morgan Stanley	427,956	38,503,201
Morningstar, Inc.	8,194	1,461,072
MSCI, Inc.	26,222	12,650,804
Nasdaq, Inc.	110,902	6,140,644
Northern Trust Corp.	68,382	5,344,737
OneMain Holdings, Inc.	40,268	1,545,083
PayPal Holdings, Inc. *	370,862	28,185,512
Raymond James Financial, Inc.	63,570	5,754,992
Rithm Capital Corp.	155,711	1,270,602
Robinhood Markets, Inc., Class A *	168,299	1,489,446
S&P Global, Inc.	107,841	39,100,990
SEI Investments Co.	33,605	1,979,671
SoFi Technologies, Inc. *	271,457	1,691,177
Starwood Property Trust, Inc.	100,867	1,804,511
State Street Corp.	114,351	8,263,003
Stifel Financial Corp.	34,351	2,060,029
Synchrony Financial	143,236	4,226,894
T. Rowe Price Group, Inc.	73,556	8,262,545
The Bank of New York Mellon Corp.	241,278	10,276,030
The Carlyle Group, Inc.	71,934	2,181,758
The Charles Schwab Corp. (c)	497,047	25,965,735
The Goldman Sachs Group, Inc.	111,029	38,131,800
See financial notes
Schwab Equity Index Funds | Semiannual Report35

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Western Union Co.	122,473	1,338,630
Toast, Inc., Class A *	101,757	1,851,977
Tradeweb Markets, Inc., Class A	36,338	2,558,559
Visa, Inc., Class A	532,661	123,966,195
Voya Financial, Inc.	31,957	2,444,071
WEX, Inc. *	14,320	2,539,652
		997,801,700

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	584,941	27,790,547
Archer-Daniels-Midland Co.	179,500	14,015,360
Brown-Forman Corp., Class B	59,695	3,885,548
Bunge Ltd.	49,012	4,587,523
Campbell Soup Co.	65,935	3,580,271
Celsius Holdings, Inc. *	13,270	1,268,214
Conagra Brands, Inc.	156,013	5,922,253
Constellation Brands, Inc., Class A	53,233	12,215,377
Darling Ingredients, Inc. *	52,371	3,119,740
Flowers Foods, Inc.	62,916	1,730,819
General Mills, Inc.	193,201	17,123,405
Hormel Foods Corp.	94,751	3,831,730
Ingredion, Inc.	21,414	2,273,524
Kellogg Co.	83,971	5,858,657
Keurig Dr Pepper, Inc.	278,982	9,122,711
Lamb Weston Holdings, Inc.	47,276	5,285,930
Lancaster Colony Corp.	6,463	1,351,543
McCormick & Co., Inc. - Non Voting Shares	81,984	7,202,294
Molson Coors Beverage Co., Class B	61,580	3,662,778
Mondelez International, Inc., Class A	446,943	34,289,467
Monster Beverage Corp. *	249,780	13,987,680
National Beverage Corp. *	7,583	376,875
PepsiCo, Inc.	451,471	86,181,299
Philip Morris International, Inc.	508,280	50,812,752
Pilgrim's Pride Corp. *	14,613	333,323
Post Holdings, Inc. *	17,763	1,607,374
Seaboard Corp.	83	327,109
The Coca-Cola Co.	1,275,821	81,843,917
The Hershey Co.	48,191	13,159,034
The JM Smucker Co.	35,041	5,410,681
The Kraft Heinz Co.	261,363	10,263,725
Tyson Foods, Inc., Class A	93,668	5,853,313
		438,274,773

Health Care Equipment & Services 6.0%
Abbott Laboratories	571,546	63,138,687
Acadia Healthcare Co., Inc. *	29,743	2,150,121
agilon health, Inc. *	64,395	1,562,867
Align Technology, Inc. *	23,766	7,731,080
AmerisourceBergen Corp.	53,197	8,875,919
AMN Healthcare Services, Inc. *	14,076	1,215,463
Baxter International, Inc.	165,431	7,887,750
Becton, Dickinson & Co.	93,069	24,599,067
Boston Scientific Corp. *	469,520	24,471,382
Cardinal Health, Inc.	84,434	6,932,031
Centene Corp. *	180,629	12,450,757
Chemed Corp.	4,872	2,685,690
Cigna Corp.	97,951	24,810,009
CVS Health Corp.	421,020	30,864,976
DaVita, Inc. *	17,879	1,615,546
Dentsply Sirona, Inc.	70,094	2,939,041
DexCom, Inc. *	126,671	15,370,259
Edwards Lifesciences Corp. *	202,665	17,830,467
Elevance Health, Inc.	78,308	36,699,044
Encompass Health Corp.	32,517	2,085,966
Envista Holdings Corp. *	54,024	2,079,384
SECURITY	NUMBER OF SHARES	VALUE ($)
GE Healthcare, Inc. *	119,177	9,693,857
Globus Medical, Inc., Class A *	25,854	1,503,152
Guardant Health, Inc. *	33,387	753,211
HCA Healthcare, Inc.	69,532	19,978,630
HealthEquity, Inc. *	27,615	1,476,022
Henry Schein, Inc. *	44,497	3,595,803
Hologic, Inc. *	80,778	6,947,716
Humana, Inc.	40,984	21,741,602
IDEXX Laboratories, Inc. *	27,152	13,363,128
Inspire Medical Systems, Inc. *	9,574	2,562,290
Insulet Corp. *	22,742	7,232,866
Intuitive Surgical, Inc. *	114,852	34,595,719
iRhythm Technologies, Inc. *	9,810	1,289,034
Laboratory Corp. of America Holdings	29,024	6,580,031
Lantheus Holdings, Inc. *	22,460	1,919,207
Masimo Corp. *	15,943	3,015,459
McKesson Corp.	44,864	16,341,263
Medtronic plc	436,040	39,657,838
Molina Healthcare, Inc. *	19,209	5,722,169
Novocure Ltd. *	29,347	1,933,967
Oak Street Health, Inc. *	37,805	1,473,261
Omnicell, Inc. *	14,509	881,712
Option Care Health, Inc. *	54,688	1,758,219
Penumbra, Inc. *	12,484	3,546,954
Premier, Inc., Class A	39,589	1,319,501
Privia Health Group, Inc. *	16,001	442,108
Quest Diagnostics, Inc.	36,402	5,052,962
QuidelOrtho Corp. *	17,421	1,567,019
R1 RCM, Inc. *	44,028	686,397
ResMed, Inc.	48,162	11,605,115
Shockwave Medical, Inc. *	11,921	3,458,997
STAAR Surgical Co. *	15,532	1,094,540
STERIS plc	32,483	6,124,670
Stryker Corp.	110,524	33,118,517
Teladoc Health, Inc. *	53,417	1,417,153
Teleflex, Inc.	15,346	4,182,092
Tenet Healthcare Corp. *	35,279	2,586,656
The Cooper Cos., Inc.	16,183	6,173,005
The Ensign Group, Inc.	18,467	1,792,961
UnitedHealth Group, Inc.	306,301	150,727,659
Universal Health Services, Inc., Class B	20,945	3,149,081
Veeva Systems, Inc., Class A *	46,219	8,276,898
Zimmer Biomet Holdings, Inc.	68,888	9,536,855
		757,870,802

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	79,931	7,762,899
Colgate-Palmolive Co.	273,848	21,853,070
Coty, Inc., Class A *	119,241	1,415,391
Kimberly-Clark Corp.	110,684	16,037,005
Olaplex Holdings, Inc. *	27,559	101,968
Reynolds Consumer Products, Inc.	17,599	493,300
The Clorox Co.	40,502	6,707,941
The Estee Lauder Cos., Inc., Class A	75,965	18,742,085
The Procter & Gamble Co.	773,254	120,921,460
		194,035,119

Insurance 2.3%
Aflac, Inc.	183,305	12,803,854
American Financial Group, Inc.	22,830	2,801,926
American International Group, Inc.	243,645	12,922,931
Aon plc, Class A	67,268	21,874,208
Arch Capital Group Ltd. *	121,356	9,110,195
Arthur J. Gallagher & Co.	69,536	14,467,660
Assurant, Inc.	17,377	2,139,630
See financial notes
36Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axis Capital Holdings Ltd.	25,175	1,423,395
Brown & Brown, Inc.	77,191	4,970,329
Chubb Ltd.	136,083	27,428,889
Cincinnati Financial Corp.	51,449	5,476,232
CNA Financial Corp.	8,710	338,906
Erie Indemnity Co., Class A	8,271	1,797,536
Everest Re Group Ltd.	12,828	4,848,984
F&G Annuities & Life, Inc.	6,134	112,436
Fidelity National Financial, Inc.	89,665	3,182,211
First American Financial Corp.	33,953	1,956,032
Globe Life, Inc.	29,671	3,219,897
Kinsale Capital Group, Inc.	7,167	2,341,531
Lincoln National Corp.	50,488	1,097,104
Loews Corp.	63,751	3,670,145
Markel Corp. *	4,402	6,024,269
Marsh & McLennan Cos., Inc.	162,341	29,252,225
MetLife, Inc.	216,072	13,251,696
Old Republic International Corp.	90,426	2,285,065
Primerica, Inc.	12,125	2,212,934
Principal Financial Group, Inc.	74,548	5,567,990
Prudential Financial, Inc.	120,662	10,497,594
Reinsurance Group of America, Inc.	21,883	3,114,389
RenaissanceRe Holdings Ltd.	14,352	3,091,564
RLI Corp.	13,205	1,836,155
Ryan Specialty Holdings, Inc., Class A *	27,067	1,105,958
Selective Insurance Group, Inc.	19,704	1,898,086
The Allstate Corp.	86,158	9,973,650
The Hanover Insurance Group, Inc.	11,628	1,390,244
The Hartford Financial Services Group, Inc.	103,179	7,324,677
The Progressive Corp.	191,753	26,155,109
The Travelers Cos., Inc.	75,688	13,710,124
Unum Group	61,506	2,595,553
W.R. Berkley Corp.	66,741	3,932,380
Willis Towers Watson plc	34,960	8,096,736
		291,300,429

Materials 2.7%
Air Products & Chemicals, Inc.	72,807	21,431,469
Albemarle Corp.	38,445	7,130,010
Alcoa Corp.	58,364	2,167,639
Amcor plc	488,799	5,362,125
AptarGroup, Inc.	21,292	2,523,315
Ashland, Inc.	16,576	1,684,287
Avery Dennison Corp.	26,488	4,621,626
Axalta Coating Systems Ltd. *	71,862	2,268,683
Balchem Corp.	10,470	1,375,758
Ball Corp.	102,871	5,470,680
Berry Global Group, Inc.	39,968	2,310,550
Celanese Corp.	32,644	3,468,099
CF Industries Holdings, Inc.	64,149	4,591,785
Cleveland-Cliffs, Inc. *	169,109	2,600,896
Commercial Metals Co.	38,241	1,785,472
Corteva, Inc.	233,961	14,299,696
Crown Holdings, Inc.	39,283	3,369,696
Dow, Inc.	231,112	12,572,493
DuPont de Nemours, Inc.	150,109	10,465,600
Eagle Materials, Inc.	11,806	1,749,767
Eastman Chemical Co.	38,926	3,280,294
Ecolab, Inc.	81,316	13,648,078
Element Solutions, Inc.	74,082	1,344,588
FMC Corp.	41,191	5,090,384
Freeport-McMoRan, Inc.	468,709	17,768,758
Graphic Packaging Holding Co.	100,515	2,478,700
Huntsman Corp.	58,783	1,574,797
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	83,694	8,114,970
International Paper Co.	116,535	3,858,474
Linde plc	161,423	59,637,727
Livent Corp. *	58,549	1,279,296
LyondellBasell Industries N.V., Class A	83,294	7,880,445
Martin Marietta Materials, Inc.	20,425	7,418,360
MP Materials Corp. *	30,162	653,611
Newmont Corp.	260,266	12,336,608
Nucor Corp.	82,869	12,279,528
Olin Corp.	40,373	2,236,664
Packaging Corp. of America	30,429	4,115,827
PPG Industries, Inc.	77,065	10,809,137
Reliance Steel & Aluminum Co.	19,188	4,754,786
Royal Gold, Inc.	21,480	2,844,811
RPM International, Inc.	42,304	3,470,197
Sealed Air Corp.	47,159	2,263,160
Silgan Holdings, Inc.	27,344	1,346,965
Sonoco Products Co.	32,329	1,959,784
Steel Dynamics, Inc.	54,615	5,677,229
The Chemours Co.	48,910	1,421,814
The Mosaic Co.	111,538	4,779,403
The Sherwin-Williams Co.	77,309	18,363,980
United States Steel Corp.	74,258	1,699,023
Vulcan Materials Co.	43,654	7,644,689
Westlake Corp.	11,307	1,286,511
Westrock Co.	83,492	2,498,916
		347,067,160

Media & Entertainment 6.9%
Activision Blizzard, Inc. *	233,437	18,140,389
Alphabet, Inc., Class A *	1,952,497	209,581,028
Alphabet, Inc., Class C *	1,701,864	184,175,722
AMC Entertainment Holdings, Inc., Class A (a)	170,145	935,798
Cable One, Inc.	1,583	1,200,563
Charter Communications, Inc., Class A *	34,504	12,721,625
Comcast Corp., Class A	1,378,936	57,046,582
DISH Network Corp., Class A *	82,957	623,007
Electronic Arts, Inc.	85,281	10,854,566
Endeavor Group Holdings, Inc., Class A *	57,580	1,484,412
Fox Corp., Class A	96,913	3,223,326
Fox Corp., Class B	45,671	1,394,792
Getty Images Holdings, Inc. *(a)	9,491	61,027
IAC, Inc. *	25,564	1,323,448
Liberty Broadband Corp., Class C *	39,159	3,319,900
Liberty Media Corp. - Liberty Formula One, Class C *	67,998	4,908,776
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,078	1,399,179
Live Nation Entertainment, Inc. *	46,979	3,184,237
Match Group, Inc. *	92,068	3,397,309
Meta Platforms, Inc., Class A *	729,608	175,339,395
Netflix, Inc. *	145,985	48,164,831
News Corp., Class A	125,701	2,213,595
Nexstar Media Group, Inc., Class A	12,355	2,142,975
Omnicom Group, Inc.	66,312	6,005,878
Paramount Global, Class B	164,988	3,849,170
Pinterest, Inc., Class A *	194,883	4,482,309
Playtika Holding Corp. *	29,626	296,260
ROBLOX Corp., Class A *	118,784	4,228,710
Roku, Inc. *	40,107	2,254,414
Sirius XM Holdings, Inc. (a)	230,207	874,787
See financial notes
Schwab Equity Index Funds | Semiannual Report37

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap, Inc., Class A *	321,896	2,803,714
Take-Two Interactive Software, Inc. *	51,973	6,459,724
TEGNA, Inc.	73,064	1,249,394
The Interpublic Group of Cos., Inc.	127,538	4,556,933
The New York Times Co., Class A	53,949	2,144,473
The Trade Desk, Inc., Class A *	145,697	9,374,145
The Walt Disney Co. *	598,809	61,377,923
Warner Bros Discovery, Inc. *	724,692	9,863,058
ZoomInfo Technologies, Inc. *	88,312	1,934,916
		868,592,290

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	579,731	87,608,949
Agilent Technologies, Inc.	97,035	13,141,450
Alnylam Pharmaceuticals, Inc. *	40,422	8,052,062
Amgen, Inc.	175,064	41,969,843
Apellis Pharmaceuticals, Inc. *	30,881	2,576,402
Arrowhead Pharmaceuticals, Inc. *	35,673	1,263,181
Avantor, Inc. *	220,214	4,289,769
Biogen, Inc. *	47,224	14,366,957
Biohaven Ltd. *	21,168	276,877
BioMarin Pharmaceutical, Inc. *	61,089	5,866,988
Bio-Rad Laboratories, Inc., Class A *	7,074	3,188,888
Bio-Techne Corp.	51,444	4,109,347
Blueprint Medicines Corp. *	19,591	1,000,121
Bristol-Myers Squibb Co.	696,999	46,538,623
Bruker Corp.	32,762	2,592,457
Catalent, Inc. *	59,045	2,959,335
Cerevel Therapeutics Holdings, Inc. *	20,827	604,816
Charles River Laboratories International, Inc. *	16,680	3,171,202
CRISPR Therapeutics AG *	25,451	1,245,572
Cytokinetics, Inc. *	30,754	1,150,200
Danaher Corp.	214,890	50,909,590
Elanco Animal Health, Inc. *	145,398	1,376,919
Eli Lilly & Co.	258,529	102,341,290
Exact Sciences Corp. *	58,421	3,743,033
Exelixis, Inc. *	105,582	1,932,151
Gilead Sciences, Inc.	408,828	33,609,750
Halozyme Therapeutics, Inc. *	44,145	1,418,379
Horizon Therapeutics plc *	74,189	8,246,849
Illumina, Inc. *	51,566	10,599,907
Incyte Corp. *	60,849	4,527,774
Intellia Therapeutics, Inc. *	27,044	1,020,911
Intra-Cellular Therapies, Inc. *	28,684	1,782,711
Ionis Pharmaceuticals, Inc. *	46,331	1,638,727
IQVIA Holdings, Inc. *	60,900	11,463,207
Jazz Pharmaceuticals plc *	20,757	2,915,736
Johnson & Johnson	857,030	140,295,811
Karuna Therapeutics, Inc. *	9,782	1,941,140
Medpace Holdings, Inc. *	8,180	1,637,145
Merck & Co., Inc.	831,163	95,974,392
Mettler-Toledo International, Inc. *	7,245	10,805,917
Mirati Therapeutics, Inc. *	17,059	755,884
Moderna, Inc. *	108,312	14,393,582
Natera, Inc. *	35,386	1,794,778
Neurocrine Biosciences, Inc. *	31,743	3,207,313
Organon & Co.	82,922	2,042,369
PerkinElmer, Inc.	41,513	5,417,031
Perrigo Co., plc	43,910	1,633,013
Pfizer, Inc.	1,840,100	71,561,489
Regeneron Pharmaceuticals, Inc. *	35,244	28,258,287
Repligen Corp. *	16,872	2,558,301
Royalty Pharma plc, Class A	121,493	4,270,479
Sarepta Therapeutics, Inc. *	28,667	3,519,448
Seagen, Inc. *	44,953	8,990,600
Sotera Health Co. *	31,432	527,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Syneos Health, Inc. *	33,620	1,319,921
Thermo Fisher Scientific, Inc.	128,573	71,345,158
United Therapeutics Corp. *	15,032	3,459,314
Vertex Pharmaceuticals, Inc. *	84,286	28,718,769
Viatris, Inc.	397,447	3,708,180
Waters Corp. *	19,495	5,855,518
West Pharmaceutical Services, Inc.	24,277	8,769,823
Zoetis, Inc.	152,793	26,857,954
		1,033,118,704

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	103,646	7,945,502
Jones Lang LaSalle, Inc. *	15,514	2,157,067
Zillow Group, Inc., Class C *	53,339	2,322,380
		12,424,949

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	528,546	47,236,156
Allegro MicroSystems, Inc. *	21,615	773,169
Amkor Technology, Inc.	32,505	727,137
Analog Devices, Inc.	166,003	29,860,620
Applied Materials, Inc.	276,146	31,212,782
Broadcom, Inc.	136,990	85,824,235
Cirrus Logic, Inc. *	18,244	1,565,153
Enphase Energy, Inc. *	44,479	7,303,452
Entegris, Inc.	49,118	3,679,921
First Solar, Inc. *	32,492	5,932,389
GLOBALFOUNDRIES, Inc. *(a)	23,469	1,379,977
Intel Corp.	1,356,191	42,123,292
KLA Corp.	45,350	17,529,589
Lam Research Corp.	44,198	23,163,288
Lattice Semiconductor Corp. *	44,991	3,585,783
Marvell Technology, Inc.	279,737	11,044,017
Microchip Technology, Inc.	179,295	13,086,742
Micron Technology, Inc.	357,743	23,024,339
MKS Instruments, Inc.	18,751	1,572,646
Monolithic Power Systems, Inc.	14,676	6,779,872
NVIDIA Corp.	806,399	223,767,658
NXP Semiconductors N.V.	84,989	13,916,099
ON Semiconductor Corp. *	141,660	10,193,854
Qorvo, Inc. *	32,751	3,015,712
QUALCOMM, Inc.	365,529	42,693,787
Skyworks Solutions, Inc.	52,074	5,514,637
SolarEdge Technologies, Inc. *	18,339	5,238,169
Synaptics, Inc. *	13,074	1,157,833
Teradyne, Inc.	51,002	4,660,563
Texas Instruments, Inc.	297,091	49,673,615
Universal Display Corp.	14,283	1,906,209
Wolfspeed, Inc. *	40,813	1,899,845
		721,042,540

Software & Services 11.0%
Accenture plc, Class A	206,429	57,859,984
Adobe, Inc. *	150,061	56,657,031
Akamai Technologies, Inc. *	51,731	4,240,390
Amdocs Ltd.	39,487	3,603,189
ANSYS, Inc. *	28,571	8,969,008
AppLovin Corp., Class A *	39,967	679,439
Aspen Technology, Inc. *	9,520	1,685,040
Autodesk, Inc. *	70,727	13,776,912
Bentley Systems, Inc., Class B	64,123	2,729,075
Bill.com Holdings, Inc. *	31,502	2,419,669
Black Knight, Inc. *	50,908	2,781,613
Cadence Design Systems, Inc. *	89,918	18,833,325
See financial notes
38Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	34,008	295,189
Cloudflare, Inc., Class A *	93,935	4,419,642
Cognizant Technology Solutions Corp., Class A	167,011	9,972,227
Crowdstrike Holdings, Inc., Class A *	71,542	8,588,617
Datadog, Inc., Class A *	81,240	5,473,951
DocuSign, Inc. *	66,010	3,263,534
Dolby Laboratories, Inc., Class A	19,628	1,642,667
DoubleVerify Holdings, Inc. *	28,645	842,736
Dropbox, Inc., Class A *	88,515	1,800,395
DXC Technology Co. *	75,061	1,790,205
Dynatrace, Inc. *	71,321	3,015,452
Elastic N.V. *	25,696	1,471,096
EPAM Systems, Inc. *	18,793	5,307,895
Fair Isaac Corp. *	8,249	6,004,860
Five9, Inc. *	22,880	1,483,539
Fortinet, Inc. *	212,548	13,401,151
Gartner, Inc. *	25,862	7,822,221
Gen Digital, Inc.	186,508	3,295,596
GoDaddy, Inc., Class A *	50,797	3,844,317
Guidewire Software, Inc. *	26,940	2,052,559
HubSpot, Inc. *	15,962	6,719,204
Informatica, Inc., Class A *	12,317	190,421
International Business Machines Corp.	296,378	37,465,143
Intuit, Inc.	92,056	40,868,261
Manhattan Associates, Inc. *	20,485	3,393,955
Microsoft Corp.	2,440,086	749,740,824
MongoDB, Inc. *	22,712	5,449,972
NCR Corp. *	44,759	997,678
Nutanix, Inc., Class A *	74,972	1,797,829
Okta, Inc. *	50,233	3,442,467
Oracle Corp.	503,784	47,718,420
Palantir Technologies, Inc., Class A *	575,609	4,460,970
Palo Alto Networks, Inc. *	99,113	18,084,158
Procore Technologies, Inc. *	22,874	1,221,700
PTC, Inc. *	34,889	4,388,687
Qualys, Inc. *	11,402	1,287,742
Roper Technologies, Inc.	34,758	15,807,243
Salesforce, Inc. *	327,795	65,024,694
SentinelOne, Inc., Class A *	71,994	1,156,944
ServiceNow, Inc. *	66,541	30,570,266
Smartsheet, Inc., Class A *	43,408	1,774,085
Snowflake, Inc., Class A *	93,827	13,893,902
Splunk, Inc. *	49,356	4,256,461
SPS Commerce, Inc. *	11,746	1,730,186
Synopsys, Inc. *	49,903	18,529,982
Tenable Holdings, Inc. *	37,231	1,377,175
Twilio, Inc., Class A *	57,264	3,012,659
Tyler Technologies, Inc. *	13,685	5,187,026
UiPath, Inc., Class A *	115,648	1,628,324
Unity Software, Inc. *	80,138	2,161,322
VeriSign, Inc. *	29,991	6,652,004
VMware, Inc., Class A *	68,337	8,544,175
Workday, Inc., Class A *	66,211	12,324,516
Zoom Video Communications, Inc., Class A *	70,853	4,352,500
Zscaler, Inc. *	27,960	2,519,196
		1,387,752,615

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	194,941	14,712,197
Apple Inc.	4,875,263	827,234,626
Arista Networks, Inc. *	81,229	13,009,637
Arrow Electronics, Inc. *	19,114	2,187,215
CDW Corp.	44,407	7,530,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	49,018	2,256,789
Cisco Systems, Inc.	1,346,531	63,623,590
Cognex Corp.	56,552	2,696,965
Coherent Corp. *	45,185	1,542,616
Corning, Inc.	249,684	8,294,502
Dell Technologies, Inc., Class C	79,367	3,451,671
F5, Inc. *	19,649	2,640,040
Hewlett Packard Enterprise Co.	419,008	6,000,195
HP, Inc.	283,086	8,410,485
IPG Photonics Corp. *	10,524	1,210,049
Jabil, Inc.	43,670	3,412,810
Juniper Networks, Inc.	106,016	3,196,382
Keysight Technologies, Inc. *	58,513	8,463,320
Littelfuse, Inc.	8,104	1,963,113
Lumentum Holdings, Inc. *	22,425	1,082,006
Motorola Solutions, Inc.	54,806	15,970,468
National Instruments Corp.	42,853	2,495,330
NetApp, Inc.	70,868	4,456,888
Novanta, Inc. *	11,729	1,792,660
Pure Storage, Inc., Class A *	93,486	2,134,285
Rogers Corp. *	6,118	984,692
Seagate Technology Holdings plc	63,258	3,717,673
TD SYNNEX Corp.	13,774	1,226,437
TE Connectivity Ltd.	103,664	12,685,364
Teledyne Technologies, Inc. *	15,329	6,352,338
Trimble, Inc. *	81,027	3,816,372
Ubiquiti, Inc.	1,380	320,919
Western Digital Corp. *	104,974	3,615,305
Zebra Technologies Corp., Class A *	16,953	4,882,973
		1,047,370,895

Telecommunication Services 1.0%
AT&T, Inc.	2,337,051	41,295,691
Frontier Communications Parent, Inc. *	72,723	1,639,176
Iridium Communications, Inc.	41,346	2,624,231
Liberty Global plc, Class C *	84,013	1,708,825
Lumen Technologies, Inc.	298,170	706,663
T-Mobile US, Inc. *	194,007	27,917,607
Verizon Communications, Inc.	1,377,039	53,470,424
		129,362,617

Transportation 1.7%
Alaska Air Group, Inc. *	41,600	1,807,936
American Airlines Group, Inc. *	212,130	2,893,453
Avis Budget Group, Inc. *	8,201	1,448,871
C.H. Robinson Worldwide, Inc.	38,656	3,899,231
CSX Corp.	689,226	21,117,885
Delta Air Lines, Inc. *	209,843	7,199,713
Expeditors International of Washington, Inc.	52,046	5,924,917
FedEx Corp.	76,141	17,343,397
GXO Logistics, Inc. *	38,675	2,054,803
Hertz Global Holdings, Inc. *	52,882	882,072
JB Hunt Transport Services, Inc.	27,135	4,756,494
Knight-Swift Transportation Holdings, Inc.	52,573	2,960,911
Landstar System, Inc.	11,759	2,069,937
Lyft, Inc., Class A *	107,413	1,100,983
Norfolk Southern Corp.	74,610	15,148,068
Old Dominion Freight Line, Inc.	29,707	9,517,826
RXO, Inc. *	37,571	679,659
Saia, Inc. *	8,658	2,578,093
Southwest Airlines Co.	194,343	5,886,649
Uber Technologies, Inc. *	653,782	20,299,931
U-Haul Holding Co.	3,231	197,285
See financial notes
Schwab Equity Index Funds | Semiannual Report39

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co. - Non Voting	29,079	1,573,174
Union Pacific Corp.	200,642	39,265,639
United Airlines Holdings, Inc. *	106,874	4,681,081
United Parcel Service, Inc., Class B	239,273	43,023,678
XPO, Inc. *	37,571	1,659,887
		219,971,573

Utilities 2.8%
Alliant Energy Corp.	82,357	4,541,165
Ameren Corp.	84,798	7,544,478
American Electric Power Co., Inc.	168,452	15,568,334
American Water Works Co., Inc.	63,312	9,386,004
Atmos Energy Corp.	46,998	5,364,352
Avangrid, Inc.	23,070	928,798
Black Hills Corp.	21,135	1,379,904
CenterPoint Energy, Inc.	206,887	6,303,847
CMS Energy Corp.	95,516	5,946,826
Consolidated Edison, Inc.	116,360	11,457,969
Constellation Energy Corp.	107,262	8,302,079
Dominion Energy, Inc.	273,126	15,606,420
DTE Energy Co.	63,400	7,126,794
Duke Energy Corp.	252,396	24,956,916
Edison International	125,199	9,214,646
Entergy Corp.	66,732	7,179,029
Essential Utilities, Inc.	78,323	3,344,392
Evergy, Inc.	75,317	4,677,939
Eversource Energy	114,222	8,864,769
Exelon Corp.	325,773	13,825,806
FirstEnergy Corp.	178,364	7,098,887
Hawaiian Electric Industries, Inc.	35,479	1,391,132
IDACORP, Inc.	16,635	1,848,481
National Fuel Gas Co.	29,908	1,671,857
New Jersey Resources Corp.	32,088	1,657,024
NextEra Energy, Inc.	651,384	49,915,556
NiSource, Inc.	132,847	3,780,826
NRG Energy, Inc.	75,967	2,595,792
OGE Energy Corp.	66,118	2,482,070
ONE Gas, Inc.	17,650	1,358,167
Ormat Technologies, Inc.	17,207	1,476,533
PG&E Corp. *	526,655	9,011,067
Pinnacle West Capital Corp.	37,006	2,903,491
PNM Resources, Inc.	27,978	1,346,581
Portland General Electric Co.	28,961	1,466,006
PPL Corp.	241,008	6,921,750
Public Service Enterprise Group, Inc.	163,594	10,339,141
Sempra Energy	103,048	16,022,934
Southwest Gas Holdings, Inc.	21,304	1,193,024
The AES Corp.	218,333	5,165,759
The Southern Co.	356,836	26,245,288
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	68,361	2,316,071
Vistra Corp.	122,525	2,923,446
WEC Energy Group, Inc.	103,199	9,924,648
Xcel Energy, Inc.	179,398	12,541,714
		355,117,712
Total Common Stocks (Cost $3,259,524,977)		12,609,691,343

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	31,413,534	31,413,534
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	10,297,775	10,297,775
		41,711,309
Total Short-Term Investments (Cost $41,711,309)		41,711,309
Total Investments in Securities (Cost $3,301,236,286)		12,651,402,652

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	207	43,350,975	1,869,262

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,986,517.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$39,532,015	$289,564	($244,563)	($10,324)	($13,600,957)	$25,965,735	497,047	$233,125
See financial notes
40Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,609,691,343	$—	$—	$12,609,691,343
Short-Term Investments[1]	41,711,309	—	—	41,711,309
Futures Contracts[2]	1,869,262	—	—	1,869,262
Total	$12,653,271,914	$—	$—	$12,653,271,914

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report41

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $5,326,629)		$25,965,735
Investments in securities, at value - unaffiliated (cost $3,295,909,657) including securities on loan of $9,986,517		12,625,436,917
Cash		238,807
Deposit with broker for futures contracts		4,229,400
Receivables:
Dividends		9,756,512
Fund shares sold		6,775,514
Variation margin on future contracts		359,662
Income from securities on loan	+	131,245
Total assets		12,672,893,792

Liabilities
Collateral held for securities on loan		10,297,775
Payables:
Fund shares redeemed		3,933,060
Investment adviser fees	+	480,577
Total liabilities		14,711,412
Net assets		$12,658,182,380

Net Assets by Source
Capital received from investors		$3,304,355,373
Total distributable earnings	+	9,353,827,007
Net assets		$12,658,182,380

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,658,182,380		141,765,125		$89.29

See financial notes
42Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $26,398)		$104,935,211
Dividends received from securities - affiliated		233,125
Securities on loan, net	+	628,116
Total investment income		105,796,452

Expenses
Investment adviser fees		3,023,904
Total expenses	–	3,023,904
Net investment income		102,772,548

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(10,324)
Net realized losses on sales of securities - unaffiliated		(12,496,156)
Net realized gains on sales of in-kind redemptions - unaffiliated		32,673,888
Net realized gains on futures contracts	+	2,733,640
Net realized gains		22,901,048
Net change in unrealized appreciation (depreciation) on securities - affiliated		(13,600,957)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		822,732,542
Net change in unrealized appreciation (depreciation) on futures contracts	+	120,689
Net change in unrealized appreciation (depreciation)	+	809,252,274
Net realized and unrealized gains		832,153,322
Increase in net assets resulting from operations		$934,925,870
See financial notes
Schwab Equity Index Funds | Semiannual Report43

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$102,772,548	$181,344,830
Net realized gains		22,901,048	24,600,426
Net change in unrealized appreciation (depreciation)	+	809,252,274	(2,588,642,760)
Increase (decrease) in net assets resulting from operations		$934,925,870	($2,382,697,504 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($187,210,509 )	($249,966,849 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,288,479	$451,033,155	15,172,044	$1,385,599,712
Shares reinvested		1,790,033	150,434,406	1,982,815	202,881,568
Shares redeemed	+	(6,780,207)	(579,104,686)	(14,187,727)	(1,289,927,639)
Net transactions in fund shares		298,305	$22,362,875	2,967,132	$298,553,641

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,466,820	$11,888,104,144	138,499,688	$14,222,214,856
Total increase (decrease)	+	298,305	770,078,236	2,967,132	(2,334,110,712)
End of period		141,765,125	$12,658,182,380	141,466,820	$11,888,104,144
See financial notes
44Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$29.87	$39.97	$27.18	$28.84	$30.48	$31.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.40	0.37	0.35	0.40	0.43
Net realized and unrealized gains (losses)	(1.28)	(7.31)	13.29	(0.23)	0.54	0.20
Total from investment operations	(1.01)	(6.91)	13.66	0.12	0.94	0.63
Less distributions:
Distributions from net investment income	(0.37)	(0.42)	(0.38)	(0.42)	(0.40)	(0.39)
Distributions from net realized gains	—	(2.77)	(0.49)	(1.36)	(2.18)	(1.21)
Total distributions	(0.37)	(3.19)	(0.87)	(1.78)	(2.58)	(1.60)
Net asset value at end of period	$28.49	$29.87	$39.97	$27.18	$28.84	$30.48
Total return	(3.38%)[2]	(18.53%)	50.82%	0.00%	4.95%	1.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.04%	0.04%	0.04%[5]	0.05%
Net investment income (loss)	1.85%[3]	1.25%	0.98%	1.31%	1.43%	1.33%
Portfolio turnover rate	2%[2,6]	16%[6]	19%[6]	21%	14%	17%
Net assets, end of period (x 1,000,000)	$5,201	$5,372	$6,587	$3,988	$4,187	$3,874

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report45

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	216,812	8,009,035
American Axle & Manufacturing Holdings, Inc. *	257,515	1,841,232
Canoo, Inc. *(a)	644,027	486,240
Cenntro Electric Group Ltd. *	416,026	154,263
Dana, Inc.	295,242	4,366,629
Dorman Products, Inc. *	60,227	5,189,158
Faraday Future Intelligent Electric, Inc. *	1,147,086	195,578
Fisker, Inc. *(a)	405,311	2,610,203
Fox Factory Holding Corp. *	96,887	10,741,862
Gentherm, Inc. *	75,783	4,520,456
Holley, Inc. *	116,742	281,348
LCI Industries	56,731	6,408,334
Lordstown Motors Corp., Class A *(a)	395,062	206,617
Luminar Technologies, Inc. *(a)	574,778	3,460,164
Modine Manufacturing Co. *	113,501	2,373,306
Motorcar Parts of America, Inc. *	43,056	209,683
Mullen Automotive, Inc. *(a)	2,294,493	176,447
Patrick Industries, Inc.	49,470	3,395,126
Solid Power, Inc. *(a)	304,595	691,431
Standard Motor Products, Inc.	46,196	1,663,518
Stoneridge, Inc. *	59,790	1,125,846
The Goodyear Tire & Rubber Co. *	640,678	6,836,034
Visteon Corp. *	63,537	8,919,959
Winnebago Industries, Inc.	68,009	3,954,043
Workhorse Group, Inc. *(a)	346,932	326,879
XPEL, Inc. *	49,274	3,599,959
		81,743,350

Banks 8.0%
1st Source Corp.	36,773	1,532,699
ACNB Corp.	19,118	579,849
Amalgamated Financial Corp.	40,200	654,456
Amerant Bancorp, Inc.	63,675	1,184,355
American National Bankshares, Inc.	23,896	690,355
Ameris Bancorp	151,211	5,065,568
Arrow Financial Corp.	32,179	694,745
Associated Banc-Corp.	340,825	6,076,910
Atlantic Union Bankshares Corp.	171,107	4,897,082
Axos Financial, Inc. *	131,030	5,328,990
Banc of California, Inc.	118,577	1,345,849
BancFirst Corp.	44,851	3,583,146
Bank First Corp. (a)	17,706	1,210,913
Bank of Marin Bancorp	35,570	627,099
BankUnited, Inc.	172,419	3,888,048
Bankwell Financial Group, Inc.	13,140	305,636
Banner Corp.	77,918	3,889,667
Bar Harbor Bankshares	33,556	832,189
Baycom Corp.	27,476	458,300
BCB Bancorp, Inc.	32,457	382,993
Berkshire Hills Bancorp, Inc.	97,424	2,072,208
Blue Foundry Bancorp *	57,148	549,764
Blue Ridge Bankshares, Inc.	38,550	372,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgewater Bancshares, Inc. *	46,300	460,685
Brookline Bancorp, Inc.	194,988	1,860,185
Business First Bancshares, Inc.	53,488	824,785
Byline Bancorp, Inc.	56,101	1,085,554
Cadence Bank	414,377	8,378,703
Cambridge Bancorp	15,650	808,322
Camden National Corp.	32,898	1,051,091
Capital Bancorp, Inc.	20,392	343,605
Capital City Bank Group, Inc.	30,718	935,670
Capitol Federal Financial, Inc.	290,781	1,802,842
Capstar Financial Holdings, Inc.	46,898	627,495
Carter Bankshares, Inc. *	54,750	703,537
Cathay General Bancorp	159,433	5,081,130
Central Pacific Financial Corp.	60,570	961,852
Citizens & Northern Corp.	34,751	663,744
City Holding Co.	33,636	3,067,267
Civista Bancshares, Inc.	35,395	561,719
CNB Financial Corp.	46,260	867,838
Coastal Financial Corp. *	24,487	887,654
Colony Bankcorp, Inc.	37,078	366,331
Columbia Financial, Inc. *	76,815	1,288,956
Community Bank System, Inc.	121,986	6,094,421
Community Trust Bancorp, Inc.	35,704	1,285,701
ConnectOne Bancorp, Inc.	84,752	1,337,387
CrossFirst Bankshares, Inc. *	101,263	1,015,668
Customers Bancorp, Inc. *	70,159	1,532,273
CVB Financial Corp.	304,627	4,560,266
Dime Community Bancshares, Inc.	74,381	1,532,249
Eagle Bancorp, Inc.	70,443	1,768,119
Eastern Bankshares, Inc.	352,232	4,103,503
Enterprise Bancorp, Inc.	21,504	620,175
Enterprise Financial Services Corp.	80,652	3,448,679
Equity Bancshares, Inc., Class A	34,611	815,089
Esquire Financial Holdings, Inc.	15,921	615,506
Farmers & Merchants Bancorp, Inc.	29,132	664,210
Farmers National Banc Corp.	80,137	936,802
FB Financial Corp.	81,876	2,409,611
Financial Institutions, Inc.	34,849	609,161
First BanCorp	412,154	4,842,809
First Bancorp/Southern Pines NC	87,644	2,697,682
First Bank	35,240	342,180
First Busey Corp.	117,454	2,135,314
First Business Financial Services, Inc.	18,275	524,310
First Commonwealth Financial Corp.	232,714	2,904,271
First Community Bankshares, Inc.	36,192	847,255
First Financial Bancorp	213,073	4,410,611
First Financial Bankshares, Inc.	296,970	8,689,342
First Financial Corp.	25,077	866,410
First Foundation, Inc.	116,107	730,313
First Guaranty Bancshares, Inc.	14,019	190,518
First Internet Bancorp	19,245	283,094
First Interstate BancSystem, Inc., Class A	204,191	5,225,248
First Merchants Corp.	130,470	3,807,115
First Mid Bancshares, Inc.	42,691	1,125,335
First Western Financial, Inc. *	17,910	318,082
Five Star Bancorp	28,683	609,801
Flushing Financial Corp.	64,164	771,893
See financial notes
46Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fulton Financial Corp.	370,646	4,421,807
FVCBankcorp, Inc. *	33,766	324,491
German American Bancorp, Inc.	63,010	1,831,701
Glacier Bancorp, Inc.	254,012	8,440,819
Great Southern Bancorp, Inc.	21,129	1,075,044
Greene County Bancorp, Inc.	15,368	315,812
Guaranty Bancshares, Inc.	18,335	442,057
Hancock Whitney Corp.	196,927	7,191,774
Hanmi Financial Corp.	68,727	1,110,628
HarborOne Bancorp, Inc.	100,431	1,079,633
HBT Financial, Inc.	27,299	481,554
Heartland Financial USA, Inc.	93,643	3,049,016
Heritage Commerce Corp.	134,149	1,140,266
Heritage Financial Corp.	79,192	1,394,571
Hilltop Holdings, Inc.	113,955	3,534,884
Home Bancorp, Inc.	16,931	530,448
Home BancShares, Inc.	429,690	9,354,351
HomeStreet, Inc.	41,302	403,108
HomeTrust Bancshares, Inc.	33,342	695,848
Hope Bancorp, Inc.	264,870	2,410,317
Horizon Bancorp, Inc.	91,434	962,800
Independent Bank Corp.	104,669	5,861,464
Independent Bank Corp., Michigan	45,658	813,626
Independent Bank Group, Inc.	81,633	2,969,809
International Bancshares Corp.	122,491	5,226,691
John Marshall Bancorp, Inc.	26,311	479,386
Kearny Financial Corp.	136,670	1,064,659
Lakeland Bancorp, Inc.	142,145	2,038,359
Lakeland Financial Corp.	55,960	2,835,493
Live Oak Bancshares, Inc.	74,555	1,756,516
Luther Burbank Corp.	34,680	313,507
Macatawa Bank Corp.	59,374	555,147
Mercantile Bank Corp.	34,933	980,220
Metrocity Bankshares, Inc.	42,574	696,085
Metropolitan Bank Holding Corp. *	23,732	761,560
Mid Penn Bancorp, Inc.	32,575	736,846
Midland States Bancorp, Inc.	48,426	968,520
MidWestOne Financial Group, Inc.	32,448	671,674
MVB Financial Corp.	23,877	435,755
National Bank Holdings Corp., Class A	66,731	2,122,046
NBT Bancorp, Inc.	95,394	3,075,503
Nicolet Bankshares, Inc. *	27,992	1,604,222
Northeast Bank	15,200	560,120
Northfield Bancorp, Inc.	98,041	1,021,587
Northwest Bancshares, Inc.	277,163	3,240,035
OceanFirst Financial Corp.	132,429	2,118,864
OFG Bancorp	106,187	2,715,202
Old National Bancorp	670,049	8,985,357
Old Second Bancorp, Inc.	96,166	1,181,880
Origin Bancorp, Inc.	51,161	1,505,668
Orrstown Financial Services, Inc.	23,160	443,977
Pacific Premier Bancorp, Inc.	214,262	4,765,187
Park National Corp.	32,695	3,541,522
Parke Bancorp, Inc.	22,949	394,493
Pathward Financial, Inc.	62,007	2,761,172
PCB Bancorp	25,616	354,013
Peapack-Gladstone Financial Corp.	38,752	1,029,253
Peoples Bancorp, Inc.	74,377	1,938,265
Peoples Financial Services Corp.	16,144	651,410
Pioneer Bancorp, Inc. *	26,534	234,030
Preferred Bank	30,254	1,454,612
Premier Financial Corp.	80,627	1,339,214
Primis Financial Corp.	51,516	455,917
Provident Bancorp, Inc.	32,571	222,460
Provident Financial Services, Inc.	166,435	2,909,284
QCR Holdings, Inc.	36,076	1,493,546
RBB Bancorp	33,258	413,730
Red River Bancshares, Inc.	9,857	453,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Renasant Corp.	124,815	3,509,798
Republic Bancorp, Inc., Class A	19,739	775,743
Republic First Bancorp, Inc. *(a)	139,989	172,186
S&T Bancorp, Inc.	89,268	2,457,548
Sandy Spring Bancorp, Inc.	99,913	2,246,044
Seacoast Banking Corp. of Florida	164,488	3,649,989
ServisFirst Bancshares, Inc.	114,612	5,787,906
Shore Bancshares, Inc.	41,039	544,998
Sierra Bancorp	31,239	512,007
Simmons First National Corp., Class A	277,838	4,642,673
SmartFinancial, Inc.	35,589	766,587
South Plains Financial, Inc.	22,662	465,251
Southern First Bancshares, Inc. *	17,474	481,933
Southern Missouri Bancorp, Inc.	17,410	631,635
Southside Bancshares, Inc.	68,727	2,180,708
SouthState Corp.	171,304	11,816,550
Stellar Bancorp, Inc.	103,335	2,370,505
Sterling Bancorp, Inc. *	39,311	213,066
Stock Yards Bancorp, Inc.	65,304	3,173,774
Summit Financial Group, Inc.	25,725	499,837
Texas Capital Bancshares, Inc. *	110,457	5,550,464
The Bancorp, Inc. *	124,752	3,980,836
The Bank of N.T. Butterfield & Son Ltd.	113,768	2,927,251
The First BanCorp, Inc.	22,394	553,132
The First Bancshares, Inc.	56,402	1,415,690
The First of Long Island Corp.	49,894	583,760
The Hingham Institution For Savings	3,344	650,609
Third Coast Bancshares, Inc. *	28,813	401,653
Tompkins Financial Corp.	31,563	1,850,223
Towne Bank	157,430	3,729,517
TriCo Bancshares	71,315	2,553,790
Triumph Financial, Inc.	52,574	2,731,745
TrustCo Bank Corp.	42,510	1,268,498
Trustmark Corp.	139,672	3,336,764
UMB Financial Corp.	100,581	6,397,957
United Bankshares, Inc.	298,329	9,883,640
United Community Banks, Inc.	242,920	6,048,708
Unity Bancorp, Inc.	16,049	371,534
Univest Financial Corp.	65,788	1,323,655
USCB Financial Holdings, Inc. *	25,544	243,179
Valley National Bancorp	984,286	9,232,603
Veritex Holdings, Inc.	120,359	2,071,378
Washington Federal, Inc.	147,738	4,142,573
Washington Trust Bancorp, Inc.	38,962	1,095,222
WesBanco, Inc.	130,544	3,475,081
West Bancorp, Inc.	37,358	643,678
Westamerica Bancorp	59,528	2,411,479
WSFS Financial Corp.	140,024	4,924,644
		416,563,205

Capital Goods 11.3%
3D Systems Corp. *	289,433	2,651,206
AAON, Inc.	100,173	9,816,954
AAR Corp. *	75,715	3,996,238
Aerojet Rocketdyne Holdings, Inc. *	181,140	10,218,107
AeroVironment, Inc. *	56,343	5,673,177
AerSale Corp. *	56,887	920,432
Alamo Group, Inc.	22,928	4,052,065
Albany International Corp., Class A	71,186	6,492,875
Allied Motion Technologies, Inc.	30,766	1,058,966
Alta Equipment Group, Inc.	47,179	667,111
Ameresco, Inc., Class A *	72,799	3,028,438
American Woodmark Corp. *	37,787	1,908,999
API Group Corp. *	472,516	10,754,464
Apogee Enterprises, Inc.	50,748	2,159,835
Applied Industrial Technologies, Inc.	87,427	11,860,347
Archer Aviation, Inc., Class A *	332,592	658,532
See financial notes
Schwab Equity Index Funds | Semiannual Report47

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcosa, Inc.	110,601	7,469,992
Argan, Inc.	29,352	1,180,831
Array Technologies, Inc. *	344,366	7,042,285
Astec Industries, Inc.	52,171	2,153,619
Astra Space, Inc. *	356,373	150,568
Astronics Corp. *	58,289	859,180
Atkore, Inc. *	90,006	11,370,458
AZZ, Inc.	56,063	2,115,257
Babcock & Wilcox Enterprises, Inc. *	138,376	860,699
Barnes Group, Inc.	111,589	4,690,086
Beacon Roofing Supply, Inc. *	117,296	7,058,873
Berkshire Grey, Inc. *	117,723	161,281
Blink Charging Co. *(a)	95,750	682,698
Bloom Energy Corp., Class A *	410,919	6,841,801
Blue Bird Corp. *	40,025	748,468
BlueLinx Holdings, Inc. *	20,073	1,406,314
Boise Cascade Co.	90,239	6,164,226
Brookfield Business Corp., Class A	58,936	1,087,959
Cadre Holdings, Inc.	43,306	912,024
Caesarstone Ltd.	51,397	234,370
Chart Industries, Inc. *	97,458	12,971,660
CIRCOR International, Inc. *	42,205	1,174,987
Columbus McKinnon Corp.	63,942	2,219,427
Comfort Systems USA, Inc.	80,952	12,101,514
Concrete Pumping Holdings, Inc. *	57,914	402,502
Construction Partners, Inc., Class A *	90,897	2,357,868
CSW Industrials, Inc.	33,415	4,499,998
Custom Truck One Source, Inc. *	137,168	861,415
Desktop Metal, Inc., Class A *(a)	613,076	1,348,767
Distribution Solutions Group, Inc. *	11,202	522,909
Douglas Dynamics, Inc.	51,537	1,510,549
Ducommun, Inc. *	25,405	1,270,250
DXP Enterprises, Inc. *	34,590	871,668
Dycom Industries, Inc. *	65,949	6,108,196
EMCOR Group, Inc.	107,851	18,442,521
Encore Wire Corp.	40,432	6,320,735
Energy Recovery, Inc. *	125,437	2,826,096
Energy Vault Holdings, Inc. *(a)	187,698	317,210
Enerpac Tool Group Corp.	130,558	3,102,058
EnerSys	93,176	7,730,813
Enovix Corp. *(a)	248,895	2,693,044
EnPro Industries, Inc.	47,587	4,486,026
ESCO Technologies, Inc.	58,850	5,506,594
ESS Tech, Inc. *(a)	181,832	194,560
Evoqua Water Technologies Corp. *	268,667	13,285,583
Fathom Digital Manufacturing Corp., Class A *	66,546	31,396
Federal Signal Corp.	136,393	7,007,872
Fluence Energy, Inc. *	83,915	1,515,505
Fluor Corp. *	325,030	9,445,372
Franklin Electric Co., Inc.	105,251	9,416,807
FTC Solar, Inc. *	95,474	260,644
FuelCell Energy, Inc. *	931,632	1,751,468
GATX Corp.	80,154	9,130,342
Gibraltar Industries, Inc. *	71,126	3,559,145
Global Industrial Co.	29,665	790,572
GMS, Inc. *	95,558	5,548,097
GrafTech International Ltd.	444,086	2,091,645
Granite Construction, Inc.	101,125	3,855,896
Great Lakes Dredge & Dock Corp. *	150,199	860,640
Griffon Corp.	99,420	2,828,499
H&E Equipment Services, Inc.	73,049	2,666,288
Heliogen, Inc. *	199,959	56,128
Helios Technologies, Inc.	74,390	4,473,815
Herc Holdings, Inc.	57,382	5,739,348
Hillenbrand, Inc.	158,193	7,216,765
Hillman Solutions Corp. *	306,931	2,578,220
Hudson Technologies, Inc. *	98,145	758,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Hydrofarm Holdings Group, Inc. *	96,168	150,984
Hyliion Holdings Corp. *	317,318	434,726
Hyster-Yale Materials Handling, Inc.	24,771	1,304,441
Hyzon Motors, Inc. *(a)	197,533	164,268
IES Holdings, Inc. *	19,725	851,923
Insteel Industries, Inc.	42,560	1,171,677
Janus International Group, Inc. *	186,946	1,682,514
JELD-WEN Holding, Inc. *	190,240	2,431,267
John Bean Technologies Corp.	72,227	7,851,797
Kadant, Inc.	26,515	4,927,282
Kaman Corp.	64,262	1,418,262
Karat Packaging, Inc.	13,649	185,080
Kennametal, Inc.	185,931	4,826,769
Kratos Defense & Security Solutions, Inc. *	281,877	3,636,213
Lightning eMotors, Inc. *	6,620	29,459
Lindsay Corp.	25,191	3,041,561
Luxfer Holdings plc	62,118	947,300
Markforged Holding Corp. *	253,240	246,884
Masonite International Corp. *	50,726	4,636,864
Maxar Technologies, Inc.	167,951	8,854,377
McGrath RentCorp	55,376	4,921,819
Microvast Holdings, Inc. *	400,154	420,162
Miller Industries, Inc.	25,453	829,768
Momentus, Inc. *	132,048	56,794
Moog, Inc., Class A	65,363	5,889,860
MRC Global, Inc. *	189,983	1,850,434
Mueller Industries, Inc.	127,748	9,178,694
Mueller Water Products, Inc., Class A	356,454	4,776,484
MYR Group, Inc. *	37,498	4,799,369
National Presto Industries, Inc.	11,723	797,398
NEXTracker, Inc., Class A *	70,247	2,212,078
Nikola Corp. *(a)	775,263	686,495
Northwest Pipe Co. *	22,268	613,261
NOW, Inc. *	252,171	2,690,665
NuScale Power Corp. *(a)	71,295	632,387
Omega Flex, Inc.	7,424	816,714
Park Aerospace Corp.	44,466	581,615
Parsons Corp. *	76,778	3,339,843
PGT Innovations, Inc. *	131,683	3,378,986
Powell Industries, Inc.	20,801	833,288
Preformed Line Products Co.	5,689	707,029
Primoris Services Corp.	120,803	3,056,316
Proterra, Inc. *	514,424	601,876
Proto Labs, Inc. *	61,946	1,782,186
Quanex Building Products Corp.	75,862	1,448,964
RBC Bearings, Inc. *	65,145	14,788,566
Redwire Corp. *(a)	43,709	141,180
Resideo Technologies, Inc. *	330,256	5,878,557
REV Group, Inc.	74,747	802,035
Rocket Lab USA, Inc. *	494,439	1,938,201
Rush Enterprises, Inc., Class A	95,061	5,048,690
Rush Enterprises, Inc., Class B	14,982	877,646
Sarcos Technology and Robotics Corp. *	247,920	99,193
Shoals Technologies Group, Inc., Class A *	371,693	7,764,667
Simpson Manufacturing Co., Inc.	97,738	12,293,486
SPX Technologies, Inc. *	99,985	6,367,045
Standex International Corp.	26,965	3,311,572
Stem, Inc. *(a)	329,217	1,392,588
Sterling Infrastructure, Inc. *	66,783	2,465,628
SunPower Corp. *	187,224	2,475,101
Tennant Co.	42,327	3,234,629
Terex Corp.	152,279	6,790,121
Terran Orbital Corp. *(a)	92,233	164,175
Textainer Group Holdings Ltd.	98,969	3,473,812
The Gorman-Rupp Co.	51,679	1,268,719
The Greenbrier Cos., Inc.	72,900	1,928,205
See financial notes
48Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Manitowoc Co., Inc. *	79,269	1,212,023
The Shyft Group, Inc.	79,031	1,982,097
Thermon Group Holdings, Inc. *	75,709	1,573,233
Titan International, Inc. *	117,578	1,147,561
Titan Machinery, Inc. *	46,361	1,453,417
TPI Composites, Inc. *	83,113	1,027,277
Transcat, Inc. *	16,342	1,246,731
Trinity Industries, Inc.	187,906	4,500,349
Triton International Ltd.	133,037	10,998,169
Triumph Group, Inc. *	146,496	1,583,622
Tutor Perini Corp. *	97,112	514,694
UFP Industries, Inc.	136,563	10,722,927
V2X, Inc. *	27,657	1,194,782
Velo3D, Inc. *(a)	127,584	298,547
Veritiv Corp.	29,797	3,422,781
Vicor Corp. *	50,232	2,158,469
View, Inc. *	307,611	105,203
Virgin Galactic Holdings, Inc. *(a)	555,979	2,023,764
Wabash National Corp.	108,403	2,782,705
Watts Water Technologies, Inc., Class A	62,489	10,106,346
Xometry, Inc., Class A *	78,486	1,090,171
Xos, Inc. *	120,236	61,008
Zurn Elkay Water Solutions Corp.	283,642	6,112,485
		589,337,120

Commercial & Professional Services 3.9%
ABM Industries, Inc.	151,450	6,448,741
ACCO Brands Corp.	211,812	970,099
ACV Auctions, Inc., Class A *	268,746	3,501,760
Alight, Inc., Class A *	879,081	8,131,499
Aris Water Solution, Inc., Class A	49,508	359,923
ASGN, Inc. *	112,015	8,019,154
Barrett Business Services, Inc.	15,674	1,310,503
Brady Corp., Class A	103,078	5,260,070
BrightView Holdings, Inc. *	93,177	515,269
Casella Waste Systems, Inc., Class A *	114,016	10,147,424
CBIZ, Inc. *	107,960	5,688,412
Cimpress plc *	40,184	2,087,559
CompX International, Inc.	3,395	61,450
Conduent, Inc. *	389,228	1,366,190
CoreCivic, Inc. *	260,274	2,287,808
CRA International, Inc.	15,890	1,670,675
CSG Systems International, Inc.	70,937	3,736,961
Deluxe Corp.	98,575	1,493,411
Ennis, Inc.	57,639	1,119,926
ExlService Holdings, Inc. *	73,945	13,190,309
Exponent, Inc.	116,097	10,686,729
First Advantage Corp. *	134,161	1,725,310
Forrester Research, Inc. *	25,683	794,632
Franklin Covey Co. *	27,568	1,012,297
Harsco Corp. *	179,286	1,231,695
Healthcare Services Group, Inc.	169,675	2,648,627
Heidrick & Struggles International, Inc.	44,865	1,126,560
Heritage-Crystal Clean, Inc. *	35,991	1,258,245
HireRight Holdings Corp. *	49,173	521,234
HNI Corp.	94,211	2,447,602
Huron Consulting Group, Inc. *	45,103	3,824,283
IBEX Holdings Ltd. *	20,674	423,197
ICF International, Inc.	42,198	4,810,572
Insperity, Inc.	81,851	10,023,473
Interface, Inc.	132,193	1,036,393
KAR Auction Services, Inc. *	246,242	3,334,117
Kelly Services, Inc., Class A	77,417	1,270,413
Kforce, Inc.	45,189	2,672,477
Kimball International, Inc., Class B	82,122	1,010,922
Korn Ferry	119,608	5,743,576
LegalZoom.com, Inc. *	218,349	2,048,114
SECURITY	NUMBER OF SHARES	VALUE ($)
Li-Cycle Holdings Corp. *(a)	312,824	1,485,914
Liquidity Services, Inc. *	55,407	724,170
Matthews International Corp., Class A	68,125	2,579,894
Maximus, Inc.	138,262	11,565,616
MillerKnoll, Inc.	173,998	2,959,706
Montrose Environmental Group, Inc. *	62,713	1,910,238
NL Industries, Inc.	18,784	120,781
NV5 Global, Inc. *	30,909	2,928,010
Pitney Bowes, Inc.	396,467	1,391,599
Planet Labs PBC *	444,708	1,814,409
Quad Graphics, Inc. *	72,679	253,650
Red Violet, Inc. *	22,234	380,201
Resources Connection, Inc.	73,404	1,070,964
Skillsoft Corp. *	189,789	233,440
SP Plus Corp. *	45,945	1,569,941
Spire Global, Inc. *	285,091	199,564
Steelcase, Inc., Class A	197,975	1,583,800
Sterling Check Corp. *	54,781	615,738
The Brink's Co.	103,490	6,504,347
The GEO Group, Inc. *	271,411	2,043,725
TriNet Group, Inc. *	85,488	7,931,577
TrueBlue, Inc. *	73,535	1,114,055
TTEC Holdings, Inc.	43,165	1,470,632
UniFirst Corp.	34,181	5,594,746
Upwork, Inc. *	276,802	2,648,995
Verra Mobility Corp. *	320,168	5,426,848
Viad Corp. *	46,186	878,920
VSE Corp.	24,105	1,019,400
Willdan Group, Inc. *	27,002	395,579
		205,434,070

Consumer Discretionary Distribution & Retail 2.7%
1-800-Flowers.com, Inc., Class A *	59,037	543,731
1stdibs.com, Inc. *	53,589	201,495
Abercrombie & Fitch Co., Class A *	111,487	2,624,404
Academy Sports & Outdoors, Inc.	173,549	11,023,833
aka Brands Holding Corp. *	25,881	9,501
American Eagle Outfitters, Inc.	352,594	4,721,234
America's Car-Mart, Inc. *	13,383	1,075,859
Arko Corp.	190,966	1,596,476
Asbury Automotive Group, Inc. *	50,585	9,786,174
BARK, Inc. *	246,914	271,605
Big 5 Sporting Goods Corp. (a)	48,422	381,565
Big Lots, Inc.	64,453	579,433
Boot Barn Holdings, Inc. *	67,454	4,888,391
Build-A-Bear Workshop, Inc.	30,686	711,915
Caleres, Inc.	77,980	1,777,944
Camping World Holdings, Inc., Class A (a)	88,524	1,982,052
CarParts.com, Inc. *	117,028	554,713
Chico's FAS, Inc. *	280,749	1,414,975
Citi Trends, Inc. *	18,427	318,050
Conn's, Inc. *	29,258	139,853
ContextLogic, Inc., Class A *(a)	43,822	315,958
Designer Brands, Inc., Class A	115,297	944,282
Destination XL Group, Inc. *	131,547	577,491
Dillard's, Inc., Class A	9,113	2,719,228
Duluth Holdings, Inc., Class B *	31,550	197,503
EVgo, Inc. *(a)	156,294	936,201
Express, Inc. *	141,166	113,992
Foot Locker, Inc.	184,221	7,735,440
Franchise Group, Inc.	59,537	1,741,457
Funko, Inc., Class A *	73,195	721,703
Genesco, Inc. *	27,825	964,415
Group 1 Automotive, Inc.	32,242	7,237,684
Groupon, Inc. *(a)	48,635	174,113
GrowGeneration Corp. *	129,226	441,953
See financial notes
Schwab Equity Index Funds | Semiannual Report49

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guess?, Inc.	70,958	1,337,558
Haverty Furniture Cos., Inc.	33,014	995,042
Hibbett, Inc.	28,901	1,570,191
JOANN, Inc. (a)	24,227	41,913
Lands' End, Inc. *	35,334	253,345
LL Flooring Holdings, Inc. *	64,553	212,379
Lulu's Fashion Lounge Holdings, Inc. *(a)	36,636	82,431
MarineMax, Inc. *	49,172	1,431,889
Monro, Inc.	71,433	3,491,645
Murphy USA, Inc.	45,978	12,654,525
National Vision Holdings, Inc. *	179,181	3,769,968
OneWater Marine, Inc., Class A *	25,915	684,156
Overstock.com, Inc. *	97,614	1,987,421
PetMed Express, Inc.	46,335	712,169
Qurate Retail, Inc., Series A *	794,032	632,526
Rent the Runway, Inc., Class A *(a)	107,476	280,512
Revolve Group, Inc. *	93,360	1,927,884
RumbleON, Inc., Class B *	24,120	164,016
Sally Beauty Holdings, Inc. *	244,478	3,478,922
Shoe Carnival, Inc.	38,545	896,171
Signet Jewelers Ltd.	102,155	7,516,565
Sleep Number Corp. *	48,923	1,103,214
Sonic Automotive, Inc., Class A	41,059	1,827,947
Sportsman's Warehouse Holdings, Inc. *	84,683	526,728
Stitch Fix, Inc., Class A *	192,091	655,030
The Aaron's Co., Inc.	69,069	922,071
The Buckle, Inc.	68,877	2,309,446
The Cato Corp., Class A	40,673	335,552
The Children's Place, Inc. *	27,314	809,587
The Container Store Group, Inc. *	72,768	224,853
The ODP Corp. *	91,592	3,957,690
The RealReal, Inc. *(a)	199,317	223,235
ThredUp, Inc., Class A *	136,833	361,239
Tile Shop Holdings, Inc. *	69,459	325,763
Tilly's, Inc., Class A *	52,758	396,213
Torrid Holdings, Inc. *(a)	32,709	111,865
TravelCenters of America, Inc. *	28,811	2,481,491
Upbound Group, Inc.	113,880	3,036,041
Urban Outfitters, Inc. *	145,636	3,940,910
Warby Parker, Inc., Class A *	190,087	2,001,616
Weyco Group, Inc.	13,788	374,206
Winmark Corp.	6,427	2,146,104
Zumiez, Inc. *	36,072	630,719
		142,247,371

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	76,086	3,814,191
Allbirds, Inc., Class A *(a)	217,340	271,675
AMMO, Inc. *(a)	202,352	398,633
Aterian, Inc. *(a)	145,213	114,893
Beazer Homes USA, Inc. *	68,283	1,455,111
Cavco Industries, Inc. *	19,888	5,970,775
Century Communities, Inc.	64,357	4,333,800
Clarus Corp.	66,439	646,451
Crocs, Inc. *	138,591	17,139,549
Dream Finders Homes, Inc., Class A *	48,316	736,819
Ermenegildo Zegna N.V.	136,820	1,769,083
Ethan Allen Interiors, Inc.	51,928	1,450,349
Fossil Group, Inc. *	110,605	371,633
G-III Apparel Group Ltd. *	98,337	1,543,891
GoPro, Inc., Class A *	296,432	1,268,729
Green Brick Partners, Inc. *	61,966	2,309,473
Helen of Troy Ltd. *	54,337	5,452,175
Hovnanian Enterprises, Inc., Class A *	10,964	808,814
Installed Building Products, Inc.	54,367	6,756,187
iRobot Corp. *	61,381	2,414,115
Johnson Outdoors, Inc., Class A	12,253	710,674
SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	173,185	7,588,967
Kontoor Brands, Inc.	126,895	5,731,847
Landsea Homes Corp. *	21,190	139,854
Latham Group, Inc. *	97,554	235,105
La-Z-Boy, Inc.	97,950	2,814,103
Legacy Housing Corp. *	19,950	430,920
LGI Homes, Inc. *	46,894	5,571,007
Lifetime Brands, Inc.	29,211	143,134
M.D.C. Holdings, Inc.	133,339	5,462,899
M/I Homes, Inc. *	60,758	4,109,671
Malibu Boats, Inc., Class A *	46,421	2,634,392
Marine Products Corp.	18,875	259,909
MasterCraft Boat Holdings, Inc. *	39,981	1,170,244
Meritage Homes Corp.	82,940	10,620,467
Movado Group, Inc.	34,335	879,663
Oxford Industries, Inc.	34,116	3,520,430
PLBY Group, Inc. *(a)	102,624	171,382
Purple Innovation, Inc.	142,655	423,685
Rocky Brands, Inc.	15,725	459,484
Skyline Champion Corp. *	121,840	9,036,873
Smith & Wesson Brands, Inc.	103,607	1,245,356
Snap One Holdings Corp. *	40,993	400,092
Solo Brands, Inc., Class A *	49,888	398,605
Sonos, Inc. *	291,464	6,161,549
Steven Madden Ltd.	175,778	6,159,261
Sturm, Ruger & Co., Inc.	39,465	2,271,605
Superior Group of Cos., Inc.	26,971	210,374
Taylor Morrison Home Corp. *	238,920	10,295,063
The Lovesac Co. *	31,751	834,734
Topgolf Callaway Brands Corp. *	319,543	7,084,268
Traeger, Inc. *	74,479	226,416
Tri Pointe Homes, Inc. *	230,348	6,606,381
Tupperware Brands Corp. *	99,327	124,159
Unifi, Inc. *	32,090	281,750
Universal Electronics, Inc. *	27,230	273,662
Vista Outdoor, Inc. *	127,494	3,072,605
Vizio Holding Corp., Class A *	155,359	1,331,427
Vuzix Corp. *(a)	135,620	545,192
Wolverine World Wide, Inc.	176,467	2,954,058
		171,617,613

Consumer Services 3.8%
2U, Inc. *	175,977	974,913
Accel Entertainment, Inc. *	127,448	1,127,915
Adtalem Global Education, Inc. *	102,617	4,163,172
American Public Education, Inc. *	42,144	240,221
Bally's Corp. *	81,908	1,408,818
Biglari Holdings, Inc., Class B *	1,658	287,166
BJ's Restaurants, Inc. *	51,952	1,690,518
Bloomin' Brands, Inc.	199,552	4,942,903
Bluegreen Vacations Holding Corp.	21,651	623,332
Bowlero Corp. *	67,537	988,066
Brinker International, Inc. *	99,067	3,954,755
Carriage Services, Inc.	30,365	871,779
Century Casinos, Inc. *	61,931	435,994
Chegg, Inc. *	284,292	5,111,570
Chuy's Holdings, Inc. *	41,095	1,433,394
Coursera, Inc. *	260,744	3,243,655
Cracker Barrel Old Country Store, Inc.	50,554	5,366,813
Dave & Buster's Entertainment, Inc. *	97,898	3,471,463
Denny's Corp. *	127,654	1,431,001
Dine Brands Global, Inc.	33,841	2,197,296
Duolingo, Inc. *	54,938	7,480,358
El Pollo Loco Holdings, Inc.	44,232	412,242
European Wax Center, Inc., Class A *	55,832	1,051,875
Everi Holdings, Inc. *	197,438	3,001,058
F45 Training Holdings, Inc. *	83,115	70,656
See financial notes
50Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Watch Restaurant Group, Inc. *	34,532	555,275
Frontdoor, Inc. *	189,108	5,173,995
Full House Resorts, Inc. *	74,720	526,029
Golden Entertainment, Inc. *	45,789	1,930,464
Graham Holdings Co., Class B	8,420	4,846,299
Hilton Grand Vacations, Inc. *	196,119	8,393,893
Inspirato, Inc. *	45,298	34,426
Inspired Entertainment, Inc. *	48,511	620,941
International Game Technology plc	224,307	6,311,999
Jack in the Box, Inc.	47,387	4,392,301
Krispy Kreme, Inc.	164,299	2,526,919
Kura Sushi USA, Inc., Class A *	10,633	732,826
Laureate Education, Inc.	306,687	3,799,852
Life Time Group Holdings, Inc. *	95,738	1,990,393
Light & Wonder, Inc. *	215,701	13,004,613
Lindblad Expeditions Holdings, Inc. *	76,136	861,098
Monarch Casino & Resort, Inc.	30,305	2,101,955
NEOGAMES S.A. *	30,179	405,908
Nerdy, Inc. *	127,336	505,524
Noodles & Co. *	92,816	458,511
OneSpaWorld Holdings Ltd. *	151,040	1,812,480
Papa John's International, Inc.	74,504	5,572,154
Perdoceo Education Corp. *	153,746	1,995,623
Portillo's, Inc., Class A *	73,046	1,579,255
RCI Hospitality Holdings, Inc.	19,737	1,478,301
Red Rock Resorts, Inc., Class A	115,851	5,653,529
Rover Group, Inc. *	212,814	964,047
Rush Street Interactive, Inc. *	138,345	430,253
Ruth's Hospitality Group, Inc.	72,622	1,173,572
Sabre Corp. *	744,855	2,979,420
SeaWorld Entertainment, Inc. *	90,775	4,870,986
Shake Shack, Inc., Class A *	85,715	4,698,039
Sonder Holdings, Inc. *(a)	425,418	174,464
Strategic Education, Inc.	51,870	4,564,560
Stride, Inc. *	95,888	4,119,348
Sweetgreen, Inc., Class A *	202,461	1,607,540
Target Hospitality Corp. *	66,362	836,825
Texas Roadhouse, Inc.	153,114	16,937,471
The Beachbody Co., Inc. *	229,991	107,314
The Cheesecake Factory, Inc.	110,480	3,722,071
The ONE Group Hospitality, Inc. *	51,276	401,491
Udemy, Inc. *	166,784	1,516,067
Universal Technical Institute, Inc. *	76,331	538,897
Vacasa, Inc., Class A *	259,087	206,389
Wingstop, Inc.	68,467	13,700,931
WW International, Inc. *	125,637	1,049,069
Xponential Fitness, Inc., Class A *	46,766	1,547,019
		199,391,269

Consumer Staples Distribution & Retail 0.6%
HF Foods Group, Inc. *	86,147	337,696
Ingles Markets, Inc., Class A	32,499	2,991,208
Natural Grocers by Vitamin Cottage, Inc.	21,758	234,769
PriceSmart, Inc.	58,586	4,316,617
Rite Aid Corp. *(a)	125,164	262,844
SpartanNash Co.	79,544	1,950,419
Sprouts Farmers Market, Inc. *	241,946	8,385,848
The Andersons, Inc.	73,143	3,269,492
The Chefs' Warehouse, Inc. *	78,017	2,594,845
United Natural Foods, Inc. *	136,252	3,715,592
Village Super Market, Inc., Class A	19,300	422,477
Weis Markets, Inc.	37,542	3,096,840
		31,578,647

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 6.4%
Aemetis, Inc. *(a)	67,039	148,827
Amplify Energy Corp. *	82,506	570,116
Arch Resources, Inc.	33,931	4,148,065
Archrock, Inc.	309,086	3,180,495
Ardmore Shipping Corp.	93,804	1,377,981
Battalion Oil Corp. *	5,513	38,811
Berry Corp.	174,603	1,333,967
Borr Drilling Ltd. *	459,706	3,194,957
Bristow Group, Inc. *	53,662	1,200,419
Cactus, Inc., Class A	142,800	5,780,544
California Resources Corp.	169,095	6,848,347
Callon Petroleum Co. *	112,553	3,730,006
Centrus Energy Corp., Class A *	24,223	709,734
ChampionX Corp.	457,344	12,384,875
Chord Energy Corp.	94,829	13,497,012
Civitas Resources, Inc.	168,352	11,624,706
Clean Energy Fuels Corp. *	386,527	1,650,470
CNX Resources Corp. *	384,092	5,964,949
Comstock Resources, Inc.	209,812	2,412,838
CONSOL Energy, Inc.	78,448	4,655,104
Crescent Energy Co., Class A	89,593	1,041,071
CVR Energy, Inc.	67,774	1,785,167
Delek US Holdings, Inc.	158,325	3,443,569
Denbury, Inc. *	114,428	10,685,287
DHT Holdings, Inc.	313,608	2,976,140
Diamond Offshore Drilling, Inc. *	230,648	2,650,145
DMC Global, Inc. *	42,680	808,359
Dorian LPG Ltd.	70,493	1,566,354
Dril-Quip, Inc. *	76,763	2,094,095
Earthstone Energy, Inc., Class A *	100,036	1,356,488
Empire Petroleum Corp. *	23,361	253,467
Energy Fuels, Inc. *(a)	357,894	2,043,575
Equitrans Midstream Corp.	940,117	4,841,603
Excelerate Energy, Inc., Class A	42,173	906,719
Expro Group Holdings N.V. *	198,079	3,939,791
FLEX LNG Ltd.	65,663	2,259,464
Frontline plc	285,244	4,412,725
Gevo, Inc. *	446,686	518,156
Golar LNG Ltd. *	230,757	5,238,184
Green Plains, Inc. *	122,733	4,193,787
Gulfport Energy Corp. *	24,997	2,261,229
Helix Energy Solutions Group, Inc. *	325,969	2,363,275
Helmerich & Payne, Inc.	234,735	7,783,813
HighPeak Energy, Inc.	15,976	315,686
International Seaways, Inc.	111,304	4,432,125
Kinetik Holdings, Inc.	38,142	1,174,774
Kosmos Energy Ltd. *	1,030,852	6,597,453
Liberty Energy, Inc.	307,636	3,940,817
Magnolia Oil & Gas Corp., Class A	398,008	8,405,929
Matador Resources Co.	257,017	12,601,543
Murphy Oil Corp.	336,478	12,352,107
Nabors Industries Ltd. *	20,659	2,060,529
NACCO Industries, Inc., Class A	9,219	332,990
Newpark Resources, Inc. *	196,002	784,008
NextDecade Corp. *	84,310	525,251
NexTier Oilfield Solutions, Inc. *	401,872	3,247,126
Noble Corp. plc *	192,567	7,404,201
Nordic American Tankers Ltd.	469,011	1,655,609
Northern Oil and Gas, Inc.	150,909	5,005,652
Oceaneering International, Inc. *	228,117	4,044,514
Oil States International, Inc. *	144,066	1,014,225
Par Pacific Holdings, Inc. *	111,389	2,609,844
Patterson-UTI Energy, Inc.	489,930	5,482,317
PBF Energy, Inc., Class A	270,317	9,423,251
Peabody Energy Corp. *	268,815	6,456,936
Permian Resources Corp.	537,119	5,612,894
See financial notes
Schwab Equity Index Funds | Semiannual Report51

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ProFrac Holding Corp., Class A *	53,130	595,056
ProPetro Holding Corp. *	199,426	1,384,016
Ranger Oil Corp., Class A	43,755	1,802,706
REX American Resources Corp. *	35,667	1,009,019
Riley Exploration Permian, Inc.	24,383	1,024,330
Ring Energy, Inc. *	218,706	395,858
RPC, Inc.	170,777	1,262,042
SandRidge Energy, Inc. *	72,751	1,030,882
Scorpio Tankers, Inc.	107,401	5,611,702
Select Energy Services, Inc., Class A	164,041	1,218,825
SFL Corp., Ltd.	263,023	2,390,879
SilverBow Resources, Inc. *	27,099	646,311
Sitio Royalties Corp., Class A	162,401	4,123,358
SM Energy Co.	276,467	7,763,193
Solaris Oilfield Infrastructure, Inc., Class A	72,814	559,211
Talos Energy, Inc. *	159,915	2,179,641
Teekay Corp. *	157,995	892,672
Teekay Tankers Ltd., Class A *	52,130	2,110,744
Tellurian, Inc. *	1,163,031	1,651,504
TETRA Technologies, Inc. *	282,649	805,550
Tidewater, Inc. *	106,411	4,791,687
Uranium Energy Corp. *	814,533	2,125,931
Ur-Energy, Inc. *	471,434	439,895
US Silica Holdings, Inc. *	168,729	2,201,913
VAALCO Energy, Inc.	241,490	1,033,577
Valaris Ltd. *	139,123	8,347,380
Vertex Energy, Inc. *	123,457	975,310
Vital Energy, Inc. *	37,784	1,758,089
W&T Offshore, Inc. *	214,702	938,248
Weatherford International plc *	161,414	10,432,187
World Fuel Services Corp.	140,314	3,317,023
		334,173,206

Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	212,804	2,874,982
Agree Realty Corp.	199,855	13,588,141
Alexander & Baldwin, Inc.	165,375	3,180,161
Alexander's, Inc.	4,894	910,627
American Assets Trust, Inc.	112,371	2,045,152
Apartment Investment & Management Co., Class A	342,613	2,682,660
Apple Hospitality REIT, Inc.	491,272	7,315,040
Armada Hoffler Properties, Inc.	153,631	1,800,555
Ashford Hospitality Trust, Inc. *	78,017	265,258
Bluerock Homes Trust, Inc. *	8,593	169,798
Braemar Hotels & Resorts, Inc.	145,811	554,082
Brandywine Realty Trust	386,699	1,519,727
Broadstone Net Lease, Inc.	395,099	6,388,751
BRT Apartments Corp.	27,443	475,587
CareTrust REIT, Inc.	225,656	4,398,035
CBL & Associates Properties, Inc.	60,696	1,403,898
Centerspace	34,387	1,938,739
Chatham Lodging Trust	109,785	1,124,198
City Office REIT, Inc.	88,535	515,274
Clipper Realty, Inc.	29,039	152,455
Community Healthcare Trust, Inc.	54,222	1,940,605
Corporate Office Properties Trust	257,252	5,888,498
CTO Realty Growth, Inc.	50,762	854,832
DiamondRock Hospitality Co.	479,620	3,889,718
Diversified Healthcare Trust	549,994	502,365
Easterly Government Properties, Inc.	208,446	2,932,835
Elme Communities	199,513	3,437,609
Empire State Realty Trust, Inc., Class A	303,036	1,851,550
Equity Commonwealth	239,587	4,964,243
Essential Properties Realty Trust, Inc.	320,977	7,944,181
Farmland Partners, Inc.	114,529	1,195,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	191,156	4,876,390
Franklin Street Properties Corp.	231,550	268,598
Getty Realty Corp.	96,421	3,213,712
Gladstone Commercial Corp.	90,103	1,075,830
Gladstone Land Corp.	73,698	1,187,275
Global Medical REIT, Inc.	139,306	1,292,760
Global Net Lease, Inc.	237,347	2,672,527
Hersha Hospitality Trust, Class A	71,030	447,489
Independence Realty Trust, Inc.	512,785	8,537,870
Indus Realty Trust, Inc.	12,044	801,769
Industrial Logistics Properties Trust	146,817	302,443
Innovative Industrial Properties, Inc.	63,482	4,351,691
InvenTrust Properties Corp.	154,594	3,486,095
Kite Realty Group Trust	497,685	10,312,033
LTC Properties, Inc.	91,270	3,052,982
LXP Industrial Trust	621,420	5,841,348
National Health Investors, Inc.	95,434	4,749,750
NETSTREIT Corp.	126,227	2,299,856
NexPoint Residential Trust, Inc.	51,541	2,212,655
Office Properties Income Trust	109,621	714,729
One Liberty Properties, Inc.	37,406	823,680
Orion Office REIT, Inc.	131,087	804,874
Outfront Media, Inc.	334,534	5,573,336
Paramount Group, Inc.	426,575	1,847,070
Pebblebrook Hotel Trust	296,264	4,215,837
Phillips Edison & Co., Inc.	267,534	8,438,022
Physicians Realty Trust	520,269	7,502,279
Piedmont Office Realty Trust, Inc., Class A	279,972	1,822,618
Plymouth Industrial REIT, Inc.	86,221	1,745,113
Postal Realty Trust, Inc., Class A	40,500	622,485
PotlatchDeltic Corp.	181,708	8,400,361
Retail Opportunity Investments Corp.	275,284	3,586,951
RLJ Lodging Trust	366,865	3,705,336
RPT Realty	192,678	1,791,905
Ryman Hospitality Properties, Inc.	122,921	11,021,097
Sabra Health Care REIT, Inc.	527,277	6,010,958
Safehold, Inc.	91,402	2,533,663
Saul Centers, Inc.	26,800	965,604
Service Properties Trust	375,674	3,294,661
SITE Centers Corp.	438,641	5,412,830
STAG Industrial, Inc.	412,053	13,956,235
Star Holdings *	29,059	469,012
Summit Hotel Properties, Inc.	238,664	1,536,996
Sunstone Hotel Investors, Inc.	484,758	4,619,744
Tanger Factory Outlet Centers, Inc.	231,670	4,543,049
Terreno Realty Corp.	184,254	11,348,204
The Macerich Co.	492,252	4,917,597
The Necessity Retail REIT, Inc.	304,349	1,676,963
UMH Properties, Inc.	120,406	1,830,171
Uniti Group, Inc.	542,130	1,854,085
Universal Health Realty Income Trust	29,244	1,272,114
Urban Edge Properties	261,130	3,830,777
Urstadt Biddle Properties, Inc., Class A	65,313	1,124,690
Veris Residential, Inc. *	196,778	3,217,320
Whitestone REIT	106,190	950,401
Xenia Hotels & Resorts, Inc.	261,252	3,307,450
		290,976,529

Financial Services 5.5%
AFC Gamma, Inc.	36,531	442,756
Alerus Financial Corp.	34,151	491,433
A-Mark Precious Metals, Inc.	42,028	1,504,602
Angel Oak Mortgage, Inc. (a)	27,502	212,590
Apollo Commercial Real Estate Finance, Inc.	320,584	3,244,310
Arbor Realty Trust, Inc. (a)	377,787	4,333,217
See financial notes
52Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ares Commercial Real Estate Corp.	118,110	1,016,927
ARMOUR Residential REIT, Inc.	370,639	1,890,259
Artisan Partners Asset Management, Inc., Class A	137,330	4,761,231
Assetmark Financial Holdings, Inc. *	49,325	1,513,291
Associated Capital Group, Inc., Class A	3,950	147,454
Atlanticus Holdings Corp. *	9,469	276,116
Avantax, Inc. *	109,027	2,766,015
AvidXchange Holdings, Inc. *	333,981	2,481,479
B. Riley Financial, Inc. (a)	47,443	1,494,455
Bakkt Holdings, Inc. *(a)	130,143	175,693
Banco Latinoamericano de Comercio Exterior S.A., Class E	62,867	1,131,606
BGC Partners, Inc., Class A	721,540	3,268,576
Blackstone Mortgage Trust, Inc., Class A	393,104	7,170,217
Bread Financial Holdings, Inc.	114,126	3,149,878
Brightsphere Investment Group, Inc.	73,944	1,669,656
BrightSpire Capital, Inc.	215,311	1,227,273
Broadmark Realty Capital, Inc.	296,624	1,456,424
Cannae Holdings, Inc. *	158,505	2,891,131
Cantaloupe, Inc. *	129,533	713,727
Cass Information Systems, Inc.	30,805	1,126,847
Chicago Atlantic Real Estate Finance, Inc.	12,008	170,033
Chimera Investment Corp.	531,468	3,018,738
Claros Mortgage Trust, Inc.	209,911	2,510,536
Cohen & Steers, Inc.	57,951	3,480,537
Compass Diversified Holdings	141,469	2,696,399
Consumer Portfolio Services, Inc. *	20,848	217,028
Curo Group Holdings Corp.	47,866	76,586
Diamond Hill Investment Group, Inc.	6,523	1,057,509
Donnelley Financial Solutions, Inc. *	58,055	2,510,879
Dynex Capital, Inc.	120,529	1,429,474
Ellington Financial, Inc.	144,877	1,850,079
Enact Holdings, Inc.	68,160	1,645,382
Encore Capital Group, Inc. *	52,926	2,719,338
Enova International, Inc. *	70,370	3,090,650
Essent Group Ltd.	240,631	10,219,599
EVERTEC, Inc.	139,562	4,841,406
EZCORP, Inc., Class A *	111,179	957,251
Federal Agricultural Mortgage Corp., Class C	20,813	2,774,165
Federated Hermes, Inc.	194,935	8,068,360
Finance Of America Cos., Inc., Class A *	85,397	139,197
FirstCash Holdings, Inc.	86,030	8,863,671
Flywire Corp. *	130,392	3,803,535
Focus Financial Partners, Inc., Class A *	132,512	6,882,673
Franklin BSP Realty Trust, Inc.	190,045	2,400,268
GCM Grosvenor, Inc., Class A	94,406	761,856
Granite Point Mortgage Trust, Inc.	117,552	525,457
Green Dot Corp., Class A *	107,223	1,843,163
Hamilton Lane, Inc., Class A	82,100	6,049,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	198,944	5,646,031
Home Point Capital, Inc.	19,614	38,640
Houlihan Lokey, Inc.	116,038	10,603,552
I3 Verticals, Inc., Class A *	52,950	1,231,088
International Money Express, Inc. *	71,486	1,842,909
Invesco Mortgage Capital, Inc.	80,877	858,105
Jackson Financial, Inc., Class A	170,807	6,150,760
KKR Real Estate Finance Trust, Inc.	130,406	1,400,560
Ladder Capital Corp. REIT	259,119	2,422,763
LendingClub Corp. *	241,269	1,732,311
LendingTree, Inc. *	23,882	569,108
MarketWise, Inc. *	37,407	68,829
Marqeta, Inc., Class A *	990,273	4,010,606
Merchants Bancorp	35,991	834,991
SECURITY	NUMBER OF SHARES	VALUE ($)
MFA Financial, Inc.	235,085	2,513,059
Moelis & Co., Class A	145,585	5,514,760
MoneyGram International, Inc. *	214,472	2,179,036
Moneylion, Inc. *	10,913	101,491
Mr Cooper Group, Inc. *	158,261	7,327,484
Navient Corp.	233,044	3,854,548
Nelnet, Inc., Class A	33,345	3,211,123
NerdWallet, Inc., Class A *	59,667	809,681
New York Mortgage Trust, Inc.	211,005	2,169,134
Nexpoint Real Estate Finance, Inc.	18,128	252,342
NMI Holdings, Inc., Class A *	187,106	4,378,280
Open Lending Corp., Class A *	241,253	1,696,009
Oportun Financial Corp. *	63,540	258,608
Oppenheimer Holdings, Inc., Class A	18,203	680,610
OppFi, Inc. *(a)	22,255	42,285
Orchid Island Capital, Inc.	85,033	909,853
Payoneer Global, Inc. *	503,285	2,747,936
Paysafe Ltd. *	64,437	925,305
PennyMac Financial Services, Inc.	61,072	3,816,389
PennyMac Mortgage Investment Trust	203,493	2,529,418
Perella Weinberg Partners, Class A	85,032	671,753
Piper Sandler Cos.	39,709	5,378,187
PJT Partners, Inc., Class A	53,987	3,712,686
PRA Group, Inc. *	87,919	3,188,822
Priority Technology Holdings, Inc. *	39,369	126,374
PROG Holdings, Inc. *	113,973	3,445,404
Radian Group, Inc.	359,493	8,724,895
Ready Capital Corp.	163,025	1,749,258
Redwood Trust, Inc.	260,171	1,633,874
Regional Management Corp.	17,560	469,906
Remitly Global, Inc. *	228,459	3,838,111
Repay Holdings Corp. *	201,024	1,260,420
Sculptor Capital Management, Inc.	56,257	468,621
Silvercrest Asset Management Group, Inc., Class A	22,578	422,886
StepStone Group, Inc., Class A	125,371	2,761,923
StoneCo Ltd., Class A *	633,044	7,799,102
StoneX Group, Inc. *	40,124	3,934,961
Sunlight Financial Holdings, Inc. *	53,414	23,876
SWK Holdings Corp. *	7,819	137,067
TPG RE Finance Trust, Inc.	157,864	1,125,570
Two Harbors Investment Corp.	221,480	3,085,216
Value Line, Inc.	2,028	92,882
Velocity Financial, Inc. *	19,685	179,527
Victory Capital Holdings, Inc., Class A	36,607	1,117,978
Virtus Investment Partners, Inc.	15,853	2,888,575
Walker & Dunlop, Inc.	70,142	4,721,258
Waterstone Financial, Inc.	43,388	600,924
WisdomTree, Inc.	311,235	1,942,106
World Acceptance Corp. *	8,988	906,889
		284,896,715

Food, Beverage & Tobacco 2.1%
22nd Century Group, Inc. *	366,917	260,658
Alico, Inc.	15,898	374,557
AppHarvest, Inc. *(a)	234,728	108,937
B&G Foods, Inc. (a)	161,988	2,598,288
Benson Hill, Inc. *	388,140	411,428
Beyond Meat, Inc. *(a)	140,032	1,896,033
Brookfield Realty Capital Corp., Class A *(a)	60,583	315,637
Calavo Growers, Inc.	39,315	1,256,507
Cal-Maine Foods, Inc.	86,630	4,114,925
Celsius Holdings, Inc. *	126,884	12,126,304
Coca-Cola Consolidated, Inc.	10,727	6,323,137
Fresh Del Monte Produce, Inc.	69,698	2,001,030
Hostess Brands, Inc. *	304,821	7,852,189
See financial notes
Schwab Equity Index Funds | Semiannual Report53

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
J&J Snack Foods Corp.	34,740	5,322,168
John B. Sanfilippo & Son, Inc.	20,408	2,121,412
Lancaster Colony Corp.	44,401	9,285,137
Lifecore Biomedical, Inc. *	59,401	252,454
Local Bounti Corp. *	145,053	77,603
MGP Ingredients, Inc.	31,981	3,155,885
Mission Produce, Inc. *	91,781	1,045,386
National Beverage Corp. *	53,991	2,683,353
Primo Water Corp.	359,884	5,466,638
Seneca Foods Corp., Class A *	11,740	558,824
Sovos Brands, Inc. *	87,835	1,506,370
SunOpta, Inc. *	222,699	1,892,942
Tattooed Chef, Inc. *(a)	110,153	169,636
The Duckhorn Portfolio, Inc. *	95,921	1,448,407
The Hain Celestial Group, Inc. *	204,565	3,667,850
The Simply Good Foods Co. *	202,831	7,376,964
The Vita Coco Co., Inc. *	63,584	1,376,594
Tootsie Roll Industries, Inc.	36,812	1,504,883
TreeHouse Foods, Inc. *	116,139	6,184,402
Turning Point Brands, Inc.	33,542	797,964
Universal Corp.	55,214	3,030,696
Utz Brands, Inc.	150,435	2,844,726
Vector Group Ltd.	327,970	4,178,338
Vintage Wine Estates, Inc. *	73,494	98,482
Vital Farms, Inc. *	67,843	873,818
Whole Earth Brands, Inc. *	90,458	217,099
		106,777,661

Health Care Equipment & Services 7.3%
23andMe Holding Co., Class A *	590,171	1,162,637
Accolade, Inc. *	151,745	2,053,110
AdaptHealth Corp. *	164,712	1,956,779
Addus HomeCare Corp. *	35,267	2,882,725
Agiliti, Inc. *	63,393	1,059,931
AirSculpt Technologies, Inc. (a)	27,204	133,300
Alignment Healthcare, Inc. *	225,580	1,418,898
Alphatec Holdings, Inc. *	165,095	2,383,972
American Well Corp., Class A *	524,179	1,147,952
AMN Healthcare Services, Inc. *	98,809	8,532,157
AngioDynamics, Inc. *	85,656	712,658
Apollo Medical Holdings, Inc. *	88,781	3,150,838
Artivion, Inc. *	89,584	1,242,530
ATI Physical Therapy, Inc. *	164,381	44,613
AtriCure, Inc. *	104,252	4,586,046
Atrion Corp.	3,097	1,905,584
Avanos Medical, Inc. *	105,444	3,114,816
Aveanna Healthcare Holdings, Inc. *	97,815	120,312
AxoGen, Inc. *	92,876	837,742
Axonics, Inc. *	111,931	6,431,555
Babylon Holdings Ltd., Class A *(a)	9,569	76,169
Bioventus, Inc., Class A *	71,493	72,208
Brookdale Senior Living, Inc. *	427,642	1,834,584
Butterfly Network, Inc. *(a)	301,483	651,203
Cano Health, Inc. *	374,093	433,948
CareMax, Inc. *	132,824	334,717
Castle Biosciences, Inc. *	56,129	1,270,199
Cerus Corp. *	397,024	917,125
Clover Health Investments Corp. *	878,699	649,007
Community Health Systems, Inc. *	286,451	1,816,099
Computer Programs & Systems, Inc. *	32,111	831,033
CONMED Corp.	66,462	8,345,633
CorVel Corp. *	19,936	4,027,670
Cross Country Healthcare, Inc. *	81,440	1,790,051
Cue Health, Inc. *	253,153	199,206
Cutera, Inc. *	38,070	867,996
DocGo, Inc. *	188,777	1,604,605
Embecta Corp.	131,463	3,648,098
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolent Health, Inc., Class A *	187,223	6,816,789
Figs, Inc., Class A *	290,722	2,093,198
Fulgent Genetics, Inc. *	47,888	1,416,048
GeneDx Holdings Corp. *	672,027	183,867
Glaukos Corp. *	104,506	4,965,080
Haemonetics Corp. *	114,449	9,580,526
Health Catalyst, Inc. *	125,654	1,583,240
HealthEquity, Inc. *	189,539	10,130,860
HealthStream, Inc.	55,398	1,365,007
Heska Corp. *	22,074	2,586,190
Hims & Hers Health, Inc. *	277,603	3,217,419
Inari Medical, Inc. *	110,172	7,317,624
Innovage Holding Corp. *	43,811	267,685
Inogen, Inc. *	52,126	693,797
Inspire Medical Systems, Inc. *	65,309	17,478,648
Integer Holdings Corp. *	75,236	6,195,685
Invitae Corp. *(a)	554,235	753,760
iRadimed Corp.	16,471	685,688
iRhythm Technologies, Inc. *	68,884	9,051,358
Lantheus Holdings, Inc. *	156,048	13,334,302
LeMaitre Vascular, Inc.	44,458	2,400,732
LifeStance Health Group, Inc. *(a)	165,147	1,345,948
LivaNova plc *	122,645	5,874,696
Merit Medical Systems, Inc. *	127,599	10,372,523
Mesa Laboratories, Inc.	11,642	1,938,509
ModivCare, Inc. *	28,847	1,834,669
Multiplan Corp. *	858,275	839,650
Nano-X Imaging Ltd. *(a)	103,755	633,943
National HealthCare Corp.	28,773	1,666,244
National Research Corp.	32,253	1,403,973
Neogen Corp. *	495,367	8,530,220
NeoGenomics, Inc. *	287,660	4,205,589
Nevro Corp. *	79,519	2,327,521
NextGen Healthcare, Inc. *	125,260	2,096,852
Nutex Health, Inc. *(a)	584,864	332,320
NuVasive, Inc. *	119,684	5,151,199
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	101,406	6,162,443
OPKO Health, Inc. *	924,227	1,358,614
OptimizeRx Corp. *	38,024	571,501
Option Care Health, Inc. *	381,670	12,270,691
OraSure Technologies, Inc. *	164,545	1,118,906
Orthofix Medical, Inc. *	78,641	1,480,810
OrthoPediatrics Corp. *	34,670	1,748,755
Outset Medical, Inc. *	110,680	1,991,133
Owens & Minor, Inc. *	168,209	2,613,968
Owlet, Inc. *	162,168	50,807
P3 Health Partners, Inc. *	53,634	68,115
Paragon 28, Inc. *	111,215	2,048,580
Patterson Cos., Inc.	199,112	5,397,926
Pediatrix Medical Group, Inc. *	186,963	2,679,180
PetIQ, Inc. *	62,415	735,873
Phreesia, Inc. *	113,663	3,596,297
Privia Health Group, Inc. *	117,883	3,257,107
PROCEPT BioRobotics Corp. *	59,103	1,796,140
Progyny, Inc. *	172,625	5,738,055
Pulmonx Corp. *	78,511	922,504
R1 RCM, Inc. *	342,695	5,342,615
RadNet, Inc. *	113,698	3,144,887
RxSight, Inc. *	54,689	978,933
Schrodinger, Inc. *	123,483	3,645,218
Select Medical Holdings Corp.	237,732	7,250,826
Senseonics Holdings, Inc. *(a)	1,073,776	639,004
Sharecare, Inc. *	680,478	1,047,936
Shockwave Medical, Inc. *	81,304	23,591,169
SI-BONE, Inc. *	77,821	1,719,844
Sight Sciences, Inc. *	50,752	490,772
See financial notes
54Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Silk Road Medical, Inc. *	85,633	3,769,565
Simulations Plus, Inc.	35,787	1,494,107
STAAR Surgical Co. *	109,509	7,717,099
Surgery Partners, Inc. *	117,468	4,658,781
Surmodics, Inc. *	30,949	713,065
Tactile Systems Technology, Inc. *	45,154	823,157
Tenon Medical, Inc. *(a)	16,978	31,409
The Ensign Group, Inc.	122,981	11,940,225
The Joint Corp. *	32,438	512,196
The Oncology Institute, Inc. *	76,583	39,057
The Pennant Group, Inc. *	59,340	823,046
TransMedics Group, Inc. *	69,682	5,511,846
Treace Medical Concepts, Inc. *	83,831	2,053,021
U.S. Physical Therapy, Inc.	29,353	3,124,920
UFP Technologies, Inc. *	15,618	2,152,785
Utah Medical Products, Inc.	7,907	749,900
Varex Imaging Corp. *	88,127	1,563,373
Veradigm, Inc. *	245,576	3,067,244
Vicarious Surgical, Inc. *(a)	124,806	280,814
ViewRay, Inc. *	336,096	396,593
Zimvie, Inc. *	47,407	390,160
Zynex, Inc. *	48,640	556,442
		380,746,479

Household & Personal Products 1.2%
BellRing Brands, Inc. *	305,409	10,991,670
Central Garden & Pet Co. *	22,505	829,084
Central Garden & Pet Co., Class A *	91,422	3,229,939
Edgewell Personal Care Co.	117,725	5,141,051
elf Beauty, Inc. *	112,314	10,418,247
Energizer Holdings, Inc.	162,901	5,445,780
Herbalife Nutrition Ltd. *	223,653	3,323,484
Inter Parfums, Inc.	40,996	6,222,783
Medifast, Inc.	24,799	2,272,828
Nature's Sunshine Products, Inc. *	31,391	344,045
Nu Skin Enterprises, Inc., Class A	112,386	4,434,752
The Beauty Health Co. *	199,524	2,286,545
The Honest Co., Inc. *	148,328	246,224
Thorne HealthTech, Inc. *	32,530	143,457
USANA Health Sciences, Inc. *	25,717	1,706,837
Veru, Inc. *(a)	145,629	184,949
WD-40 Co.	31,199	5,940,290
		63,161,965

Insurance 2.2%
Ambac Financial Group, Inc. *	101,286	1,615,512
American Equity Investment Life Holding Co.	161,679	6,231,109
AMERISAFE, Inc.	43,442	2,417,547
Argo Group International Holdings Ltd.	72,720	2,138,695
Bright Health Group, Inc. *	439,758	70,669
BRP Group, Inc., Class A *	138,637	3,492,266
CNO Financial Group, Inc.	259,293	5,818,535
Crawford & Co., Class A	35,295	318,714
Donegal Group, Inc., Class A	35,355	497,798
eHealth, Inc. *	56,480	338,880
Employers Holdings, Inc.	62,146	2,460,360
Enstar Group Ltd. *	25,677	6,177,886
Genworth Financial, Inc., Class A *	1,130,086	6,565,800
Goosehead Insurance, Inc., Class A *	43,469	2,499,468
Greenlight Capital Re Ltd., Class A *	59,457	581,489
HCI Group, Inc.	14,206	719,676
Hippo Holdings, Inc. *	39,674	723,658
Horace Mann Educators Corp.	93,864	2,936,066
Investors Title Co.	2,963	440,835
James River Group Holdings Ltd.	83,736	1,630,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	49,432	16,149,929
Lemonade, Inc. *	107,309	1,163,230
MBIA, Inc. *	110,026	1,106,862
Mercury General Corp.	61,385	1,866,718
National Western Life Group, Inc., Class A	5,204	1,326,916
NI Holdings, Inc. *	19,074	257,308
Oscar Health, Inc., Class A *	276,015	1,857,581
Palomar Holdings, Inc. *	55,334	2,781,087
ProAssurance Corp.	123,445	2,217,072
RLI Corp.	89,160	12,397,698
Root, Inc., Class A *(a)	17,055	73,166
Safety Insurance Group, Inc.	32,556	2,379,518
Selective Insurance Group, Inc.	136,265	13,126,407
Selectquote, Inc. *	305,430	323,756
SiriusPoint Ltd. *	210,248	1,827,055
Skyward Specialty Insurance Group, Inc. *	23,445	501,254
Stewart Information Services Corp.	61,378	2,556,394
Tiptree, Inc.	56,990	784,752
Trupanion, Inc. *	89,230	3,132,865
United Fire Group, Inc.	49,049	1,319,418
Universal Insurance Holdings, Inc.	59,023	910,135
		115,734,424

Materials 4.5%
5E Advanced Materials, Inc. *(a)	88,680	374,230
AdvanSix, Inc.	61,076	2,301,344
Alpha Metallurgical Resources, Inc.	34,807	5,101,314
Alto Ingredients, Inc. *	163,263	213,875
American Vanguard Corp.	64,244	1,236,697
Amyris, Inc. *	462,597	378,219
Arconic Corp. *	231,828	5,737,743
Aspen Aerogels, Inc. *	113,902	713,026
ATI, Inc. *	283,393	10,944,638
Avient Corp.	207,912	8,006,691
Balchem Corp.	72,764	9,561,190
Cabot Corp.	127,030	9,115,673
Carpenter Technology Corp.	109,256	5,762,161
Century Aluminum Co. *	118,674	1,019,410
Chase Corp.	17,283	1,889,550
Clearwater Paper Corp. *	38,422	1,387,034
Coeur Mining, Inc. *	636,787	2,165,076
Commercial Metals Co.	266,802	12,456,985
Compass Minerals International, Inc.	78,190	2,559,159
Constellium SE *	289,073	4,292,734
Dakota Gold Corp. *	119,481	393,092
Danimer Scientific, Inc. *(a)	208,940	660,250
Diversey Holdings Ltd. *	178,585	1,451,896
Ecovyst, Inc. *	192,673	2,186,839
Eightco Holdings, Inc. *	3,083	5,888
FutureFuel Corp.	58,844	441,330
Glatfelter Corp.	103,013	465,619
Greif, Inc., Class A	56,706	3,560,570
Greif, Inc., Class B	12,054	949,132
H.B. Fuller Co.	122,694	8,118,662
Hawkins, Inc.	44,118	1,779,720
Haynes International, Inc.	28,423	1,336,165
Hecla Mining Co.	1,263,221	7,642,487
Hycroft Mining Holding Corp. *	351,799	132,945
Ingevity Corp. *	85,695	6,147,759
Innospec, Inc.	56,535	5,745,652
Intrepid Potash, Inc. *	25,579	659,427
Ivanhoe Electric, Inc. *	106,344	1,266,557
Kaiser Aluminum Corp.	36,239	2,381,627
Koppers Holdings, Inc.	46,532	1,526,715
Kronos Worldwide, Inc.	49,799	463,131
See financial notes
Schwab Equity Index Funds | Semiannual Report55

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Livent Corp. *	370,165	8,088,105
LSB Industries, Inc. *	168,382	1,503,651
Materion Corp.	46,647	5,052,337
Mativ Holdings, Inc.	124,017	2,402,210
Minerals Technologies, Inc.	73,876	4,377,892
Myers Industries, Inc.	82,991	1,572,679
Novagold Resources, Inc. *	545,327	2,966,579
O-I Glass, Inc. *	351,377	7,895,441
Olympic Steel, Inc.	22,001	1,024,587
Origin Materials, Inc. *	238,587	942,419
Orion Engineered Carbons S.A.	138,347	3,349,381
Pactiv Evergreen, Inc.	98,451	777,763
Perimeter Solutions S.A. *	267,240	1,998,955
Piedmont Lithium, Inc. *	39,610	2,277,575
PolyMet Mining Corp. *	66,038	120,189
PureCycle Technologies, Inc. *(a)	242,961	1,596,254
Quaker Chemical Corp.	30,944	5,775,079
Ramaco Resources, Inc.	50,596	411,345
Ranpak Holdings Corp. *	98,644	402,468
Rayonier Advanced Materials, Inc. *	139,838	760,719
Ryerson Holding Corp.	44,466	1,679,481
Schnitzer Steel Industries, Inc., Class A	58,727	1,696,623
Sensient Technologies Corp.	95,790	7,132,523
Stepan Co.	48,805	4,499,821
Summit Materials, Inc., Class A *	271,538	7,442,844
SunCoke Energy, Inc.	190,617	1,483,000
Sylvamo Corp.	77,851	3,567,133
TimkenSteel Corp. *	100,946	1,689,836
Tredegar Corp.	62,187	583,314
TriMas Corp.	95,743	2,432,830
Trinseo plc	80,119	1,451,756
Tronox Holdings plc, Class A	266,831	3,652,916
United States Lime & Minerals, Inc.	4,589	738,370
Valhi, Inc.	5,287	82,107
Warrior Met Coal, Inc.	117,753	4,070,721
Worthington Industries, Inc.	71,641	4,254,759
		232,285,874

Media & Entertainment 1.9%
AdTheorent Holding Co., Inc. *(a)	80,170	120,255
Advantage Solutions, Inc. *	187,093	239,479
AMC Networks, Inc., Class A *	69,542	1,230,198
Audacy, Inc., Class A *	266,264	31,366
Boston Omaha Corp., Class A *	50,353	1,030,222
Bumble, Inc., Class A *	229,062	4,171,219
Cardlytics, Inc. *	71,994	467,241
Cargurus, Inc. *	233,442	3,837,786
Cars.com, Inc. *	151,181	2,958,612
Cinemark Holdings, Inc. *	248,805	4,199,828
Clear Channel Outdoor Holdings, Inc. *	836,758	1,062,683
Cumulus Media, Inc., Class A *	39,067	137,321
Daily Journal Corp. *	2,781	759,630
DHI Group, Inc. *	96,422	353,869
Entravision Communications Corp., Class A	136,911	855,694
Eventbrite, Inc., Class A *	178,016	1,294,176
EverQuote, Inc., Class A *	46,056	321,010
fuboTV, Inc. *(a)	428,331	488,297
Gambling.com Group Ltd. *	20,244	198,796
Gannett Co., Inc. *	331,735	630,297
Gray Television, Inc.	187,821	1,448,100
iHeartMedia, Inc., Class A *	275,448	955,805
IMAX Corp. *	107,463	2,251,350
Innovid Corp. *	174,275	163,644
Integral Ad Science Holding Corp. *	87,121	1,370,413
John Wiley & Sons, Inc., Class A	97,978	3,779,011
Leafly Holdings, Inc. *	67,445	22,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Braves, Class A *	22,706	889,394
Liberty Media Corp. - Liberty Braves, Class C *	86,247	3,279,111
Lions Gate Entertainment Corp., Class A *	132,543	1,524,244
Lions Gate Entertainment Corp., Class B *	264,477	2,821,970
Madison Square Garden Entertainment Corp. *	59,552	1,921,743
Magnite, Inc. *	301,535	2,834,429
MediaAlpha, Inc., Class A *	56,617	418,966
Outbrain, Inc. *	81,679	312,831
Playstudios, Inc. *	182,292	798,439
PubMatic, Inc., Class A *	99,053	1,353,064
QuinStreet, Inc. *	115,763	1,286,127
Quotient Technology, Inc. *	207,787	585,959
Reservoir Media, Inc. *(a)	46,654	309,783
Scholastic Corp.	67,163	2,583,761
Shutterstock, Inc.	54,673	3,663,091
Sinclair Broadcast Group, Inc., Class A	91,857	1,827,036
Skillz, Inc. *	732,493	456,123
Sphere Entertainment Co. *	59,552	1,675,793
Stagwell, Inc. *	174,944	1,088,152
TechTarget, Inc. *	61,888	2,109,762
TEGNA, Inc.	508,439	8,694,307
The Arena Group Holdings, Inc. *	26,032	106,731
The E.W. Scripps Co., Class A *	134,430	1,133,245
The Marcus Corp.	54,125	948,270
Thryv Holdings, Inc. *	58,311	1,309,665
TrueCar, Inc. *	202,495	520,412
Urban One, Inc. *	24,134	140,219
Urban One, Inc. *	19,434	138,759
Vimeo, Inc. *	329,110	1,082,772
Vinco Ventures, Inc. *	534,515	97,923
Vivid Seats, Inc., Class A *(a)	58,160	417,589
Wejo Group Ltd. *	129,037	50,324
WideOpenWest, Inc. *	123,069	1,406,679
Yelp, Inc. *	154,622	4,626,290
Ziff Davis, Inc. *	104,252	7,624,991
ZipRecruiter, Inc., Class A *	166,124	2,814,141
		97,231,220

Pharmaceuticals, Biotechnology & Life Sciences 9.8%
2seventy bio, Inc. *	84,973	808,093
4D Molecular Therapeutics, Inc. *	68,702	1,237,323
Aadi Bioscience, Inc. *	32,925	255,498
AbCellera Biologics, Inc. *	472,389	3,202,797
Absci Corp. *	121,457	160,323
ACADIA Pharmaceuticals, Inc. *	274,600	5,857,218
Aclaris Therapeutics, Inc. *	147,655	1,312,653
Acrivon Therapeutics, Inc. *	19,580	241,030
Adaptive Biotechnologies Corp. *	255,277	1,822,678
Adicet Bio, Inc. *	70,833	413,665
ADMA Biologics, Inc. *	478,492	1,602,948
Aerovate Therapeutics, Inc. *	20,978	439,909
Affimed N.V. *	326,086	293,477
Agenus, Inc. *	699,245	1,055,860
Agios Pharmaceuticals, Inc. *	124,349	2,843,862
Akero Therapeutics, Inc. *	79,616	3,562,020
Akoya Biosciences, Inc. *	35,694	248,430
Alector, Inc. *	142,425	940,005
Alkermes plc *	372,288	10,628,822
Allogene Therapeutics, Inc. *	183,106	994,266
Allovir, Inc. *	70,302	241,839
Alpha Teknova, Inc. *	13,552	25,613
See financial notes
56Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alpine Immune Sciences, Inc. *	53,556	401,134
ALX Oncology Holdings, Inc. *	48,734	289,480
Amicus Therapeutics, Inc. *	629,797	7,267,857
Amneal Pharmaceuticals, Inc. *	241,598	466,284
Amphastar Pharmaceuticals, Inc. *	87,369	3,125,189
Amylyx Pharmaceuticals, Inc. *	115,175	3,270,970
AN2 Therapeutics, Inc. *(a)	24,898	195,449
AnaptysBio, Inc. *	46,638	971,003
Anavex Life Sciences Corp. *(a)	157,993	1,286,063
ANI Pharmaceuticals, Inc. *	28,953	1,092,107
Anika Therapeutics, Inc. *	33,159	850,860
Apellis Pharmaceuticals, Inc. *	214,153	17,866,785
Arbutus Biopharma Corp. *	258,288	648,303
Arcellx, Inc. *	67,317	2,873,090
Arcturus Therapeutics Holdings, Inc. *	53,070	1,412,723
Arcus Biosciences, Inc. *	117,623	2,099,571
Arcutis Biotherapeutics, Inc. *	95,388	1,320,170
Arrowhead Pharmaceuticals, Inc. *	235,066	8,323,687
Arvinas, Inc. *	111,087	2,911,590
Atara Biotherapeutics, Inc. *	217,139	588,447
Atea Pharmaceuticals, Inc. *	173,489	567,309
Athira Pharma, Inc. *	81,240	226,660
Aura Biosciences, Inc. *	53,488	483,532
Aurinia Pharmaceuticals, Inc. *	305,984	3,442,320
Avid Bioservices, Inc. *	139,257	2,513,589
Avidity Biosciences, Inc. *	149,508	1,853,899
Axsome Therapeutics, Inc. *	73,246	5,239,286
Beam Therapeutics, Inc. *	145,423	4,465,940
Berkeley Lights, Inc. *	152,079	177,932
BioCryst Pharmaceuticals, Inc. *	422,844	3,217,843
Biohaven Ltd. *	144,169	1,885,731
BioLife Solutions, Inc. *	77,183	1,355,333
Bionano Genomics, Inc. *(a)	680,487	468,107
Bioxcel Therapeutics, Inc. *	43,391	894,722
Bluebird Bio, Inc. *	233,280	1,014,768
Blueprint Medicines Corp. *	136,472	6,966,896
Bridgebio Pharma, Inc. *	242,224	3,517,092
C4 Therapeutics, Inc. *	94,119	284,239
Cara Therapeutics, Inc. *	101,763	427,405
CareDx, Inc. *	115,528	934,622
Caribou Biosciences, Inc. *	129,288	555,938
Cassava Sciences, Inc. *(a)	86,893	2,017,655
Catalyst Pharmaceuticals, Inc. *	221,086	3,519,689
Celldex Therapeutics, Inc. *	104,807	3,295,132
Celularity, Inc. *	147,031	86,822
Century Therapeutics, Inc. *	45,787	143,313
Cerevel Therapeutics Holdings, Inc. *	130,756	3,797,154
Chimerix, Inc. *	192,052	222,780
Chinook Therapeutics, Inc. *	115,550	2,312,155
Codexis, Inc. *	138,989	544,837
Cogent Biosciences, Inc. *	146,535	1,576,717
Coherus Biosciences, Inc. *	168,960	1,221,581
Collegium Pharmaceutical, Inc. *	76,601	1,782,505
Corcept Therapeutics, Inc. *	197,416	4,447,782
Crinetics Pharmaceuticals, Inc. *	120,305	2,350,760
CryoPort, Inc. *	100,724	2,119,233
CTI BioPharma Corp. *	227,087	1,103,643
Cullinan Oncology, Inc. *	59,149	575,520
Cytek Biosciences, Inc. *	260,418	2,989,599
Cytokinetics, Inc. *	187,501	7,012,537
Day One Biopharmaceuticals, Inc. *	62,809	778,832
Deciphera Pharmaceuticals, Inc. *	117,906	1,675,444
Denali Therapeutics, Inc. *	248,565	6,174,355
Design Therapeutics, Inc. *(a)	77,234	498,159
DICE Therapeutics, Inc. *	81,060	2,634,450
Dynavax Technologies Corp. *	272,312	2,834,768
Dyne Therapeutics, Inc. *	72,071	746,656
Eagle Pharmaceuticals, Inc. *	23,275	653,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewise Therapeutics, Inc. *	87,825	770,225
Editas Medicine, Inc. *	159,099	1,298,248
Eiger BioPharmaceuticals, Inc. *	95,839	98,714
Emergent BioSolutions, Inc. *	115,660	1,021,278
Enanta Pharmaceuticals, Inc. *	45,441	1,615,428
Enochian Biosciences, Inc. *(a)	43,414	49,492
EQRx, Inc. *	462,140	776,395
Erasca, Inc. *	163,593	451,517
Esperion Therapeutics, Inc. *	168,073	221,856
Evolus, Inc. *	80,657	704,942
EyePoint Pharmaceuticals, Inc. *	59,603	374,307
Fate Therapeutics, Inc. *	190,762	1,157,925
FibroGen, Inc. *	199,995	3,423,914
Foghorn Therapeutics, Inc. *	45,955	299,627
Fulcrum Therapeutics, Inc. *	116,826	292,065
Generation Bio Co. *	109,271	537,613
Geron Corp. *	975,361	2,399,388
Gossamer Bio, Inc. *	142,805	184,218
GreenLight Biosciences Holdings PBC *	200,335	63,807
Halozyme Therapeutics, Inc. *	304,134	9,771,825
Harmony Biosciences Holdings, Inc. *	59,781	1,927,339
Heron Therapeutics, Inc. *	233,699	558,541
HilleVax, Inc. *	39,621	554,694
Humacyte, Inc. *	136,785	443,183
Icosavax, Inc. *	49,839	274,613
Ideaya Biosciences, Inc. *	101,167	1,847,309
IGM Biosciences, Inc. *(a)	24,001	259,931
ImmunityBio, Inc. *(a)	184,206	515,777
ImmunoGen, Inc. *	491,086	2,646,954
Immunovant, Inc. *	101,311	1,635,160
Inhibrx, Inc. *	74,375	1,561,875
Innoviva, Inc. *	144,059	1,689,812
Inotiv, Inc. *(a)	52,178	289,066
Inovio Pharmaceuticals, Inc. *	561,707	433,919
Insmed, Inc. *	308,828	6,022,146
Instil Bio, Inc. *	155,472	101,601
Intellia Therapeutics, Inc. *	189,330	7,147,207
Intercept Pharmaceuticals, Inc. *	56,197	973,332
Intra-Cellular Therapies, Inc. *	209,205	13,002,091
Invivyd, Inc. *	117,743	129,517
Iovance Biotherapeutics, Inc. *	344,258	1,941,615
Ironwood Pharmaceuticals, Inc. *	311,626	3,244,027
iTeos Therapeutics, Inc. *	54,130	743,746
IVERIC bio, Inc. *	311,889	10,258,029
Janux Therapeutics, Inc. *	38,809	594,554
Jounce Therapeutics, Inc. *	100,774	194,494
KalVista Pharmaceuticals, Inc. *	56,954	485,818
Karuna Therapeutics, Inc. *	74,014	14,687,338
Karyopharm Therapeutics, Inc. *	177,277	634,652
Keros Therapeutics, Inc. *	43,861	1,945,455
Kezar Life Sciences, Inc. *	119,573	290,562
Kiniksa Pharmaceuticals Ltd., Class A *	71,562	769,292
Kinnate Biopharma, Inc. *	65,765	166,385
Kodiak Sciences, Inc. *	75,418	330,331
Kronos Bio, Inc. *	90,167	148,776
Krystal Biotech, Inc. *	48,623	4,084,332
Kura Oncology, Inc. *	147,994	1,441,462
Kymera Therapeutics, Inc. *	86,498	2,728,147
Lexicon Pharmaceuticals, Inc. *	190,540	455,391
Ligand Pharmaceuticals, Inc. *	34,458	2,630,868
Liquidia Corp. *	109,647	735,731
Lyell Immunopharma, Inc. *	392,914	797,615
MacroGenics, Inc. *	136,729	942,063
Madrigal Pharmaceuticals, Inc. *	29,074	9,071,088
MannKind Corp. *	580,389	2,234,498
MaxCyte, Inc. *	199,978	999,890
Medpace Holdings, Inc. *	57,974	11,602,916
MeiraGTx Holdings plc *	74,217	397,061
See financial notes
Schwab Equity Index Funds | Semiannual Report57

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mersana Therapeutics, Inc. *	210,170	920,545
MiMedx Group, Inc. *	258,760	991,051
Mineralys Therapeutics, Inc. *	27,302	367,212
MiNK Therapeutics, Inc. *	10,208	18,272
Mirum Pharmaceuticals, Inc. *	42,171	1,132,291
Monte Rosa Therapeutics, Inc. *	68,741	312,084
Morphic Holding, Inc. *	58,723	2,775,249
Myriad Genetics, Inc. *	181,777	3,870,032
NanoString Technologies, Inc. *	106,510	1,043,798
Nautilus Biotechnology, Inc. *	109,347	282,115
Nektar Therapeutics *	412,697	310,472
NGM Biopharmaceuticals, Inc. *	94,580	426,556
Nkarta, Inc. *	73,741	365,018
Nurix Therapeutics, Inc. *	105,405	1,015,050
Nuvalent, Inc., Class A *	46,266	1,637,354
Nuvation Bio, Inc. *	265,680	427,745
Ocugen, Inc. *	505,531	360,747
Ocular Therapeutix, Inc. *	175,183	1,086,135
OmniAb, Inc. *	177,939	619,228
Organogenesis Holdings, Inc. *	162,776	333,691
Outlook Therapeutics, Inc. *(a)	349,778	367,267
Pacific Biosciences of California, Inc. *	565,730	5,996,738
Pacira BioSciences, Inc. *	102,765	4,656,282
Pardes Biosciences, Inc. *	75,704	146,866
PepGen, Inc. *	34,937	527,199
Phathom Pharmaceuticals, Inc. *(a)	56,909	608,926
Phibro Animal Health Corp., Class A	47,039	731,927
PMV Pharmaceuticals, Inc. *	82,973	382,506
Point Biopharma Global, Inc. *	198,530	1,536,622
Praxis Precision Medicines, Inc. *	108,144	112,470
Precigen, Inc. *	276,406	334,451
Prestige Consumer Healthcare, Inc. *	113,669	6,994,054
Prime Medicine, Inc. *(a)	24,033	330,934
Prometheus Biosciences, Inc. *	79,463	15,411,849
Protagonist Therapeutics, Inc. *	105,977	2,395,080
Prothena Corp. plc *	89,466	4,707,701
PTC Therapeutics, Inc. *	160,421	8,845,614
Quanterix Corp. *	77,143	975,088
Quantum-Si, Inc. *	206,210	303,129
Rallybio Corp. *	43,310	233,441
RAPT Therapeutics, Inc. *	68,369	1,244,316
Reata Pharmaceuticals, Inc., Class A *	63,139	6,241,922
Recursion Pharmaceuticals, Inc., Class A *	311,978	1,488,135
REGENXBIO, Inc. *	91,426	1,770,007
Relay Therapeutics, Inc. *	194,799	2,214,865
Relmada Therapeutics, Inc. *	61,410	154,753
Replimune Group, Inc. *	106,448	1,780,875
Revance Therapeutics, Inc. *	184,390	5,869,134
REVOLUTION Medicines, Inc. *	198,967	4,673,735
Rigel Pharmaceuticals, Inc. *	393,333	444,466
Rocket Pharmaceuticals, Inc. *	127,258	2,280,463
Sage Therapeutics, Inc. *	119,034	5,814,811
Sana Biotechnology, Inc. *(a)	202,399	1,070,691
Sangamo Therapeutics, Inc. *	309,693	455,249
Science 37 Holdings, Inc. *	136,794	38,836
Scilex Holding Co. *(b)	147,603	973,514
Seer, Inc. *	117,639	392,914
Seres Therapeutics, Inc. *	161,468	787,157
SIGA Technologies, Inc.	107,010	623,868
Singular Genomics Systems, Inc. *(a)	126,875	125,606
SomaLogic, Inc. *	354,489	992,569
SpringWorks Therapeutics, Inc. *	81,960	1,916,225
Stoke Therapeutics, Inc. *	50,512	449,052
Supernus Pharmaceuticals, Inc. *	113,455	4,181,951
Sutro Biopharma, Inc. *	122,559	522,101
Syndax Pharmaceuticals, Inc. *	137,556	2,826,776
Talaris Therapeutics, Inc. *	50,489	145,408
SECURITY	NUMBER OF SHARES	VALUE ($)
Tango Therapeutics, Inc. *	105,778	359,645
Tarsus Pharmaceuticals, Inc. *	41,753	622,955
Tenaya Therapeutics, Inc. *	98,137	521,598
TG Therapeutics, Inc. *	304,277	7,555,198
Theravance Biopharma, Inc. *	149,168	1,615,489
Theseus Pharmaceuticals, Inc. *	39,111	400,497
Third Harmonic Bio, Inc. *(a)	28,319	128,285
Travere Therapeutics, Inc. *	140,390	3,028,212
Twist Bioscience Corp. *	129,387	1,614,750
Tyra Biosciences, Inc. *	30,686	434,821
Vanda Pharmaceuticals, Inc. *	127,364	782,015
Vaxart, Inc. *	288,350	234,573
Vaxcyte, Inc. *	186,977	8,008,225
VBI Vaccines, Inc. *	14,681	42,135
Ventyx Biosciences, Inc. *	56,764	2,134,326
Vera Therapeutics, Inc. *(a)	49,110	326,582
Veracyte, Inc. *	163,882	3,710,288
Vericel Corp. *	108,010	3,403,395
Verve Therapeutics, Inc. *	106,581	1,697,835
Vir Biotechnology, Inc. *	165,854	4,171,228
Viridian Therapeutics, Inc. *	87,072	2,440,628
VistaGen Therapeutics, Inc. *	494,520	69,233
Xencor, Inc. *	131,281	3,471,070
Xeris Biopharma Holdings, Inc. *	300,770	679,740
Y-mAbs Therapeutics, Inc. *	84,733	507,551
Zentalis Pharmaceuticals, Inc. *	106,914	2,355,315
		508,828,658

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	61,125
Anywhere Real Estate, Inc. *	245,660	1,564,854
Compass, Inc., Class A *	633,246	1,481,796
Cushman & Wakefield plc *	362,690	3,572,497
DigitalBridge Group, Inc.	361,413	4,492,364
Doma Holdings, Inc. *	305,845	131,513
Douglas Elliman, Inc.	174,626	557,057
eXp World Holdings, Inc.	159,251	1,861,644
Forestar Group, Inc. *	41,509	802,784
FRP Holdings, Inc. *	15,355	890,590
Kennedy-Wilson Holdings, Inc.	270,012	4,530,801
Marcus & Millichap, Inc.	57,315	1,803,703
Newmark Group, Inc., Class A	309,745	1,963,783
Offerpad Solutions, Inc. *	150,020	70,104
RE/MAX Holdings, Inc., Class A	40,941	790,571
Redfin Corp. *	241,999	1,802,893
Stratus Properties, Inc.	13,143	281,260
Tejon Ranch Co. *	47,835	826,589
The RMR Group, Inc., Class A	34,803	826,571
The St. Joe Co.	78,868	3,241,475
Transcontinental Realty Investors, Inc. *	2,760	100,602
		31,654,576

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *	109,592	1,024,685
Alpha & Omega Semiconductor Ltd. *	50,265	1,200,328
Ambarella, Inc. *	84,676	5,248,219
Amkor Technology, Inc.	231,753	5,184,315
Atomera, Inc. *(a)	46,490	367,271
Axcelis Technologies, Inc. *	74,639	8,829,794
AXT, Inc. *	92,947	248,169
CEVA, Inc. *	52,360	1,315,807
Cohu, Inc. *	107,266	3,629,881
Credo Technology Group Holding Ltd. *	222,818	1,807,054
Diodes, Inc. *	101,661	8,102,382
FormFactor, Inc. *	176,169	4,811,175
Ichor Holdings Ltd. *	64,058	1,784,015
See financial notes
58Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Impinj, Inc. *	49,025	4,334,300
indie Semiconductor, Inc., Class A *	243,200	1,841,024
Kulicke & Soffa Industries, Inc.	127,229	6,063,734
MACOM Technology Solutions Holdings, Inc. *	123,881	7,227,218
MaxLinear, Inc. *	166,134	4,008,813
Onto Innovation, Inc. *	113,230	9,169,365
PDF Solutions, Inc. *	68,823	2,481,069
Photronics, Inc. *	137,305	1,985,430
Power Integrations, Inc.	129,509	9,425,665
Rambus, Inc. *	244,116	10,824,103
Rigetti Computing, Inc., Class A *	199,408	93,722
Semtech Corp. *	144,347	2,813,323
Silicon Laboratories, Inc. *	72,293	10,070,415
SiTime Corp. *	37,034	4,017,078
SkyWater Technology, Inc. *	26,647	240,889
SMART Global Holdings, Inc. *	110,959	1,710,988
Synaptics, Inc. *	90,604	8,023,890
Transphorm, Inc. *	50,215	154,160
Ultra Clean Holdings, Inc. *	103,139	2,943,587
Veeco Instruments, Inc. *	115,742	2,131,968
		133,113,836

Software & Services 5.3%
8x8, Inc. *	258,961	743,218
A10 Networks, Inc.	145,295	2,054,471
ACI Worldwide, Inc. *	256,076	6,486,405
Adeia, Inc.	238,088	1,818,992
Agilysys, Inc. *	45,196	3,527,096
Alarm.com Holdings, Inc. *	109,872	5,239,796
Alkami Technology, Inc. *	82,343	987,293
Altair Engineering, Inc., Class A *	118,735	8,198,652
American Software, Inc., Class A	72,217	862,271
Amplitude, Inc., Class A *	128,112	1,454,071
Appfolio, Inc., Class A *	44,788	6,253,301
Appian Corp., Class A *	91,289	3,427,902
Applied Digital Corp. *(a)	151,326	484,243
Arteris, Inc. *	39,233	145,947
Asana, Inc., Class A *	168,551	2,727,155
AvePoint, Inc. *	296,675	1,287,569
BigCommerce Holdings, Inc. *	149,277	1,103,157
Blackbaud, Inc. *	106,084	7,357,456
Blackline, Inc. *	126,171	7,028,986
Blend Labs, Inc., Class A *	425,141	251,726
Box, Inc., Class A *	319,399	8,451,298
Brightcove, Inc. *	94,987	393,246
C3.ai, Inc., Class A *(a)	136,277	2,428,456
Cerberus Cyber Sentinel Corp. *	135,577	28,756
Cerence, Inc. *	91,979	2,350,063
Cipher Mining, Inc. *(a)	92,552	213,795
Cleanspark, Inc. *	165,867	648,540
Clear Secure, Inc., Class A	147,267	3,562,389
CommVault Systems, Inc. *	101,679	5,924,835
Consensus Cloud Solutions, Inc. *	43,121	1,609,707
Couchbase, Inc. *	64,839	995,927
CS Disco, Inc. *	51,569	303,226
Cvent Holding Corp. *	103,960	874,304
Cyxtera Technologies, Inc. *	81,237	26,418
Digimarc Corp. *	31,495	536,675
Digital Turbine, Inc. *	214,537	2,516,519
DigitalOcean Holdings, Inc. *	159,301	5,024,354
Domo, Inc., Class B *	70,790	1,124,145
E2open Parent Holdings, Inc. *	455,287	2,863,755
Ebix, Inc.	59,727	971,161
Edgio, Inc. *	309,180	204,368
eGain Corp. *	47,745	350,448
Enfusion, Inc., Class A *	61,639	516,535
SECURITY	NUMBER OF SHARES	VALUE ($)
EngageSmart, Inc. *	81,358	1,396,917
Envestnet, Inc. *	125,558	7,957,866
Everbridge, Inc. *	91,156	2,395,580
EverCommerce, Inc. *	55,086	664,888
Fastly, Inc., Class A *	258,842	3,825,685
ForgeRock, Inc., Class A *	99,689	1,996,771
Greenidge Generation Holdings, Inc. *	28,120	13,782
Grid Dynamics Holdings, Inc. *	122,861	1,335,499
Information Services Group, Inc.	81,533	415,003
Instructure Holdings, Inc. *	39,301	1,042,656
Intapp, Inc. *	33,361	1,345,116
InterDigital, Inc.	67,861	4,596,904
IronNet, Inc. *	142,429	39,538
Kaleyra, Inc. *	21,252	39,104
Latch, Inc. *	258,501	204,164
LivePerson, Inc. *	159,344	737,763
LiveRamp Holdings, Inc. *	145,076	3,494,881
LiveVox Holdings, Inc. *	53,042	151,700
Marathon Digital Holdings, Inc. *(a)	266,565	2,684,310
Matterport, Inc. *	513,570	1,196,618
MeridianLink, Inc. *	52,727	787,741
MicroStrategy, Inc., Class A *(a)	22,071	7,247,675
Mitek Systems, Inc. *	95,831	864,396
Model N, Inc. *	85,054	2,619,663
Momentive Global, Inc. *	297,986	2,798,089
N-Able, Inc. *	155,802	1,986,475
NextNav, Inc. *(a)	152,013	328,348
Olo, Inc., Class A *	205,720	1,409,182
ON24, Inc. *	95,954	834,800
OneSpan, Inc. *	90,243	1,330,182
PagerDuty, Inc. *	197,546	5,938,233
Perficient, Inc. *	78,022	5,065,188
PFSweb, Inc.	38,021	152,844
Porch Group, Inc. *(a)	185,566	168,884
PowerSchool Holdings, Inc., Class A *	104,126	2,174,151
Progress Software Corp.	98,110	5,384,277
PROS Holdings, Inc. *	94,263	2,674,241
Q2 Holdings, Inc. *	127,347	3,135,283
Qualys, Inc. *	88,095	9,949,449
Rackspace Technology, Inc. *	129,419	188,952
Rapid7, Inc. *	134,887	6,556,857
Rimini Street, Inc. *	110,866	414,639
Riot Platforms, Inc. *(a)	362,810	4,339,208
Sapiens International Corp. N.V.	73,426	1,478,065
SecureWorks Corp., Class A *	22,039	199,894
ShotSpotter, Inc. *	20,238	602,081
SolarWinds Corp. *	109,693	945,554
Sprout Social, Inc., Class A *	106,882	5,265,007
SPS Commerce, Inc. *	82,845	12,203,068
Squarespace, Inc., Class A *	69,430	2,159,273
Sumo Logic, Inc. *	268,672	3,224,064
Telos Corp. *	122,990	209,083
Tenable Holdings, Inc. *	255,479	9,450,168
Terawulf, Inc. *	159,716	284,294
The Hackett Group, Inc.	52,574	975,773
Tucows, Inc., Class A *	23,033	515,709
Unisys Corp. *	151,030	484,806
Upland Software, Inc. *	66,529	244,161
Varonis Systems, Inc. *	244,414	5,660,628
Verint Systems, Inc. *	147,985	5,399,973
Veritone, Inc. *	71,098	338,426
Viant Technology, Inc., Class A *	33,212	146,797
Weave Communications, Inc. *	71,052	314,760
WM Technology, Inc. *	169,675	122,980
Workiva, Inc. *	108,911	10,174,466
Xperi, Inc. *	95,455	905,868
Yext, Inc. *	256,265	2,250,007
Zeta Global Holdings Corp., Class A *	253,768	2,464,087
See financial notes
Schwab Equity Index Funds | Semiannual Report59

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zuora, Inc., Class A *	286,994	2,235,683
		273,496,804

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *	50,190	339,284
ADTRAN Holdings, Inc.	175,479	1,600,368
Advanced Energy Industries, Inc.	85,809	7,422,478
Aeva Technologies, Inc. *	219,781	218,001
AEye, Inc. *	228,933	45,512
Akoustis Technologies, Inc. *	150,975	430,279
Arlo Technologies, Inc. *	198,302	1,277,065
Aviat Networks, Inc. *	25,653	841,675
Avid Technology, Inc. *	79,523	2,346,724
Badger Meter, Inc.	66,820	8,842,291
Belden, Inc.	96,995	7,651,936
Benchmark Electronics, Inc.	79,564	1,698,691
Calix, Inc. *	131,298	6,000,319
Cambium Networks Corp. *	26,022	393,973
Casa Systems, Inc. *	78,091	97,614
Cepton, Inc. *	104,245	38,883
Clearfield, Inc. *	29,272	1,278,601
CommScope Holding Co., Inc. *	469,824	2,316,232
CompoSecure, Inc. *(a)	18,050	135,375
Comtech Telecommunications Corp.	59,642	617,295
Corsair Gaming, Inc. *	92,320	1,608,214
CTS Corp.	72,558	2,844,999
Diebold Nixdorf, Inc. *	165,357	133,427
Digi International, Inc. *	79,291	2,391,417
DZS, Inc. *	45,730	310,964
Eastman Kodak Co. *	128,955	424,262
ePlus, Inc. *	60,594	2,638,263
Evolv Technologies Holdings, Inc. *	190,691	686,488
Extreme Networks, Inc. *	288,157	5,123,431
Fabrinet *	84,335	8,007,608
FARO Technologies, Inc. *	43,294	1,010,915
Focus Universal, Inc. *(a)	60,174	128,171
Harmonic, Inc. *	210,682	2,968,509
Identiv, Inc. *	49,874	274,307
Infinera Corp. *	442,357	2,800,120
Inseego Corp. *	196,773	118,457
Insight Enterprises, Inc. *	71,694	8,671,389
IonQ, Inc. *	275,427	1,517,603
Itron, Inc. *	103,078	5,504,365
Kimball Electronics, Inc. *	55,073	1,108,619
Knowles Corp. *	204,571	3,453,158
Lightwave Logic, Inc. *(a)	259,645	1,168,403
Methode Electronics, Inc.	80,837	3,313,509
MicroVision, Inc. *(a)	379,280	758,560
Mirion Technologies, Inc. *	312,141	2,528,342
Napco Security Technologies, Inc. *	71,750	2,224,250
NETGEAR, Inc. *	64,666	913,731
NetScout Systems, Inc. *	155,119	4,220,788
nLight, Inc. *	101,025	885,989
Novanta, Inc. *	81,135	12,400,673
Ondas Holdings, Inc. *(a)	78,825	78,825
OSI Systems, Inc. *	36,633	4,138,064
Ouster, Inc. *(a)	63,492	224,760
PAR Technology Corp. *	60,526	1,851,490
PC Connection, Inc.	25,882	1,042,268
Plexus Corp. *	62,694	5,483,844
Ribbon Communications, Inc. *	164,941	422,249
Rogers Corp. *	42,842	6,895,420
Sanmina Corp. *	130,218	6,805,193
ScanSource, Inc. *	57,793	1,580,639
SmartRent, Inc. *	275,611	711,076
Super Micro Computer, Inc. *	107,159	11,297,773
TTM Technologies, Inc. *	231,020	2,728,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Turtle Beach Corp. *	36,132	392,755
Viavi Solutions, Inc. *	512,731	4,594,070
Vishay Intertechnology, Inc.	296,471	6,311,868
Vishay Precision Group, Inc. *	28,400	1,066,136
Xerox Holdings Corp.	260,891	4,088,162
		183,444,465

Telecommunication Services 0.9%
Anterix, Inc. *	42,259	1,334,539
ATN International, Inc.	25,084	907,288
Bandwidth, Inc., Class A *	52,595	640,081
Charge Enterprises, Inc. *	293,814	311,443
Cogent Communications Holdings, Inc.	98,216	6,780,833
Consolidated Communications Holdings, Inc. *	169,295	655,172
EchoStar Corp., Class A *	76,642	1,308,279
Globalstar, Inc. *	1,558,042	1,411,586
Gogo, Inc. *	112,887	1,513,815
IDT Corp., Class B *	35,423	1,176,398
Iridium Communications, Inc.	285,532	18,122,716
KORE Group Holdings, Inc. *	94,529	115,325
Liberty Latin America Ltd., Class A *	87,452	775,699
Liberty Latin America Ltd., Class C *	334,423	2,969,676
Ooma, Inc. *	53,156	653,819
Radius Global Infrastructure, Inc., Class A *	175,350	2,575,892
Shenandoah Telecommunications Co.	110,996	2,309,827
Telephone & Data Systems, Inc.	230,714	2,307,140
United States Cellular Corp. *	33,327	707,865
		46,577,393

Transportation 1.6%
Air Transport Services Group, Inc. *	131,688	2,674,583
Allegiant Travel Co. *	35,964	3,737,019
ArcBest Corp.	55,287	5,219,093
Bird Global, Inc., Class A *	376,646	50,998
Blade Air Mobility, Inc. *	132,104	346,112
Costamare, Inc.	120,600	1,089,018
Covenant Logistics Group, Inc.	21,171	833,926
Daseke, Inc. *	92,599	757,460
Eagle Bulk Shipping, Inc.	30,751	1,375,185
Eneti, Inc.	51,412	440,601
Forward Air Corp.	61,396	6,477,892
Frontier Group Holdings, Inc. *	84,941	806,090
Genco Shipping & Trading Ltd.	83,190	1,281,958
Golden Ocean Group Ltd. *(a)	279,999	2,561,991
Hawaiian Holdings, Inc. *	115,108	958,850
Heartland Express, Inc.	106,320	1,539,514
Hub Group, Inc., Class A *	73,710	5,557,734
Joby Aviation, Inc. *(a)	589,879	2,554,176
Marten Transport Ltd.	132,973	2,684,725
Matson, Inc.	85,407	5,810,238
P.A.M. Transportation Services, Inc. *	14,960	335,852
Radiant Logistics, Inc. *	85,414	563,732
Safe Bulkers, Inc.	163,279	597,601
Saia, Inc. *	60,678	18,068,088
SkyWest, Inc. *	113,907	3,223,568
Spirit Airlines, Inc.	249,448	4,265,561
Sun Country Airlines Holdings, Inc. *	75,960	1,498,691
TuSimple Holdings, Inc., Class A *	321,517	389,035
Universal Logistics Holdings, Inc.	16,627	425,651
Werner Enterprises, Inc.	144,715	6,536,776
Wheels Up Experience, Inc. *	362,352	167,588
		82,829,306

See financial notes
60Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.3%
ALLETE, Inc.	130,899	8,165,480
Altus Power, Inc. *	211,068	958,249
American States Water Co.	84,243	7,476,566
Artesian Resources Corp., Class A	18,658	1,022,085
Avista Corp.	168,473	7,424,605
Black Hills Corp.	148,450	9,692,301
Brookfield Infrastructure Corp., Class A	223,641	9,527,107
California Water Service Group	123,867	6,946,461
Chesapeake Utilities Corp.	39,771	4,911,719
Clearway Energy, Inc., Class A	79,691	2,309,445
Clearway Energy, Inc., Class C	187,441	5,692,583
Global Water Resources, Inc.	31,684	347,574
MGE Energy, Inc.	83,145	6,369,738
Middlesex Water Co.	39,641	2,893,000
Montauk Renewables, Inc. *	147,237	979,126
New Jersey Resources Corp.	219,839	11,352,486
Northwest Natural Holding Co.	79,046	3,712,000
NorthWestern Corp.	132,462	7,764,922
ONE Gas, Inc.	122,766	9,446,844
Ormat Technologies, Inc.	119,403	10,245,971
Otter Tail Corp.	93,942	6,759,127
PNM Resources, Inc.	195,134	9,391,799
Portland General Electric Co.	204,332	10,343,286
Pure Cycle Corp. *	44,499	439,205
SJW Group	61,768	4,689,427
Southwest Gas Holdings, Inc.	152,989	8,567,384
Spire, Inc.	116,384	7,882,688
Sunnova Energy International, Inc. *(a)	226,801	4,073,346
The York Water Co.	32,519	1,367,099
Unitil Corp.	36,407	2,023,865
Via Renewables, Inc.	5,472	56,639
		172,832,127
Total Common Stocks (Cost $4,312,268,205)		5,176,673,883

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	68,043
Oncternal Therapeutics, Inc. CVR *(b)	592	1,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		236,831
Total Rights (Cost $2,055)		236,831

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	72,902,773	72,902,773
Total Short-Term Investments (Cost $72,902,773)		72,902,773
Total Investments in Securities (Cost $4,385,173,033)		5,249,813,487

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	256	22,717,440	(32,379)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $68,930,091.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report61

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,287,098,746	$—	$—	$4,287,098,746
Health Care Equipment & Services	380,746,479	—	0 *	380,746,479
Pharmaceuticals, Biotechnology & Life Sciences	507,855,144	—	973,514	508,828,658
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	236,831	236,831
Short-Term Investments[1]	72,902,773	—	—	72,902,773
Liabilities
Futures Contracts[2]	(32,379)	—	—	(32,379)
Total	$5,248,570,763	$—	$1,210,345	$5,249,781,108

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
62Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,385,173,033) including securities on loan of $68,930,091		$5,249,813,487
Cash		15,457,815
Deposit with broker for futures contracts		2,575,200
Receivables:
Fund shares sold		7,755,620
Dividends		1,590,174
Income from securities on loan		404,066
Investments sold		227,451
Variation margin on future contracts		100,325
Foreign tax reclaims	+	994
Total assets		5,277,925,132

Liabilities
Collateral held for securities on loan		72,902,773
Payables:
Fund shares redeemed		3,533,022
Investments bought		309,424
Investment adviser fees	+	160,262
Total liabilities		76,905,481
Net assets		$5,201,019,651

Net Assets by Source
Capital received from investors		$4,626,446,722
Total distributable earnings	+	574,572,929
Net assets		$5,201,019,651

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,201,019,651		182,558,551		$28.49

See financial notes
Schwab Equity Index Funds | Semiannual Report63

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $54,838)		$46,993,480
Securities on loan, net	+	3,208,849
Total investment income		50,202,329

Expenses
Investment adviser fees		1,063,868
Total expenses	–	1,063,868
Net investment income		49,138,461

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(24,146,386)
Net realized gains on sales of in-kind redemptions - unaffiliated		4,851,540
Net realized losses on futures contracts	+	(1,400,628)
Net realized losses		(20,695,474)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(208,384,411)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(309,064)
Net change in unrealized appreciation (depreciation)	+	(208,693,475)
Net realized and unrealized losses		(229,388,949)
Decrease in net assets resulting from operations		($180,250,488 )
See financial notes
64Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$49,138,461	$72,101,489
Net realized losses		(20,695,474)	(17,488,993)
Net change in unrealized appreciation (depreciation)	+	(208,693,475)	(1,287,296,553)
Decrease in net assets from operations		($180,250,488 )	($1,232,684,057 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($67,319,807 )	($531,629,821 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,318,014	$535,244,688	45,597,167	$1,444,544,971
Shares reinvested		1,875,047	53,907,614	12,345,025	436,396,621
Shares redeemed	+	(17,451,551)	(512,291,549)	(42,926,031)	(1,331,894,500)
Net transactions in fund shares		2,741,510	$76,860,753	15,016,161	$549,047,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,817,041	$5,371,729,193	164,800,880	$6,586,995,979
Total increase (decrease)	+	2,741,510	(170,709,542)	15,016,161	(1,215,266,786)
End of period		182,558,551	$5,201,019,651	179,817,041	$5,371,729,193
See financial notes
Schwab Equity Index Funds | Semiannual Report65

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$66.82	$81.64	$57.62	$53.42	$48.38	$46.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.05	1.00	1.07	0.99	0.88
Net realized and unrealized gains (losses)	4.25	(14.67)	24.10	4.21	5.18	2.12
Total from investment operations	4.83	(13.62)	25.10	5.28	6.17	3.00
Less distributions:
Distributions from net investment income	(1.05)	(0.96)	(1.08)	(0.94)	(0.90)	(0.76)
Distributions from net realized gains	—	(0.24)	—	(0.14)	(0.23)	(0.11)
Total distributions	(1.05)	(1.20)	(1.08)	(1.08)	(1.13)	(0.87)
Net asset value at end of period	$70.60	$66.82	$81.64	$57.62	$53.42	$48.38
Total return	7.33%[2]	(16.94%)	44.01%	9.94%	13.37%	6.51%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3,4]	0.03%[4]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.72%[3]	1.44%	1.37%	1.96%	1.99%	1.80%
Portfolio turnover rate	1%[2]	2%	3%	4%	3%	4%
Net assets, end of period (x 1,000,000)	$17,423	$16,046	$18,232	$11,487	$10,220	$8,410

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	40,665	1,502,165
American Axle & Manufacturing Holdings, Inc. *	48,530	346,989
Aptiv plc *	115,173	11,846,695
Autoliv, Inc.	32,767	2,811,736
AYRO, Inc. *	61,661	33,451
BorgWarner, Inc.	98,784	4,754,474
Canoo, Inc. *(a)	143,402	108,269
Cooper-Standard Holdings, Inc. *	8,444	113,572
Dana, Inc.	54,773	810,093
Dorman Products, Inc. *	12,163	1,047,964
Envirotech Vehicles, Inc. *	9,637	22,551
Faraday Future Intelligent Electric, Inc. *	218,317	37,223
Fisker, Inc. *(a)	67,936	437,508
Ford Motor Co.	1,674,617	19,894,450
Fox Factory Holding Corp. *	17,990	1,994,551
Garrett Motion, Inc. *	22,121	182,719
General Motors Co.	594,140	19,630,386
Gentex Corp.	99,559	2,746,833
Gentherm, Inc. *	14,378	857,648
Harley-Davidson, Inc.	56,679	2,102,791
Holley, Inc. *	22,922	55,242
LCI Industries	10,934	1,235,105
Lear Corp.	25,018	3,193,798
Lucid Group, Inc. *(a)	273,048	2,168,001
Luminar Technologies, Inc. *(a)	101,021	608,146
Mobileye Global, Inc., Class A *(a)	19,611	738,158
Modine Manufacturing Co. *	22,575	472,043
Motorcar Parts of America, Inc. *	7,218	35,152
Mullen Automotive, Inc. *(a)	689,902	53,053
Patrick Industries, Inc.	9,154	628,239
QuantumScape Corp. *(a)	119,952	839,664
Rivian Automotive, Inc., Class A *	232,702	2,983,240
Solid Power, Inc. *	46,229	104,940
Standard Motor Products, Inc.	7,798	280,806
Stoneridge, Inc. *	11,655	219,464
Strattec Security Corp. *	1,500	29,100
Superior Industries International, Inc. *	10,350	50,818
Tesla, Inc. *	1,145,665	188,244,216
The Goodyear Tire & Rubber Co. *	120,540	1,286,162
Thor Industries, Inc.	22,679	1,792,095
Visteon Corp. *	12,060	1,693,103
Winnebago Industries, Inc.	13,059	759,250
Workhorse Group, Inc. *(a)	70,136	66,082
XPEL, Inc. *	8,570	626,124
		279,444,069

Banks 3.4%
1895 Bancorp of Wisconsin, Inc. *	1,526	10,560
1st Source Corp.	6,934	289,009
ACNB Corp.	3,576	108,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Affinity Bancshares, Inc. *	1,146	16,915
Amalgamated Financial Corp.	7,518	122,393
Amerant Bancorp, Inc.	10,892	202,591
American National Bankshares, Inc.	4,310	124,516
Ameris Bancorp	27,705	928,117
AmeriServ Financial, Inc.	4,001	11,643
Ames National Corp.	4,056	78,119
Arrow Financial Corp.	6,759	145,927
Associated Banc-Corp.	64,229	1,145,203
Atlantic Union Bankshares Corp.	31,642	905,594
Auburn National BanCorp, Inc.	800	17,640
Axos Financial, Inc. *	22,536	916,539
Banc of California, Inc.	23,171	262,991
BancFirst Corp.	7,548	603,010
Bank First Corp.	3,145	215,087
Bank of America Corp.	2,972,325	87,029,676
Bank of Hawaii Corp.	16,982	822,438
Bank of Marin Bancorp	6,631	116,905
Bank of South Carolina Corp.	1,398	19,852
Bank of the James Financial Group, Inc.	2,744	26,260
Bank OZK	46,860	1,673,839
Bank7 Corp.	2,054	49,255
BankFinancial Corp.	3,213	26,588
BankUnited, Inc.	32,097	723,787
Bankwell Financial Group, Inc.	2,376	55,266
Banner Corp.	14,660	731,827
Bar Harbor Bankshares	5,903	146,394
Baycom Corp.	4,901	81,749
Bayfirst Financial Corp.	784	11,290
BCB Bancorp, Inc.	7,033	82,989
Berkshire Hills Bancorp, Inc.	19,410	412,851
Blue Foundry Bancorp *	9,742	93,718
Blue Ridge Bankshares, Inc.	5,502	53,204
Bogota Financial Corp. *	1,050	9,125
BOK Financial Corp.	12,146	1,018,685
Bridgewater Bancshares, Inc. *	8,542	84,993
Broadway Financial Corp. *	20,059	17,857
Brookline Bancorp, Inc.	38,717	369,360
Business First Bancshares, Inc.	9,475	146,104
Byline Bancorp, Inc.	10,054	194,545
C&F Financial Corp.	1,200	63,900
Cadence Bank	77,090	1,558,760
California BanCorp *	2,455	43,355
Cambridge Bancorp	3,535	182,583
Camden National Corp.	5,912	188,888
Capital Bancorp, Inc.	3,170	53,414
Capital City Bank Group, Inc.	5,558	169,297
Capitol Federal Financial, Inc.	53,473	331,533
Capstar Financial Holdings, Inc.	7,364	98,530
Carter Bankshares, Inc. *	9,825	126,251
Catalyst Bancorp, Inc. *	1,359	14,623
Cathay General Bancorp	31,365	999,603
CB Financial Services, Inc.	2,090	44,987
Central Pacific Financial Corp.	11,311	179,619
Central Valley Community Bancorp	3,998	58,371
CF Bankshares, Inc.	2,505	42,435
Chemung Financial Corp.	1,306	52,436
See financial notes
Schwab Equity Index Funds | Semiannual Report67

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ChoiceOne Financial Services, Inc.	2,484	60,187
Citigroup, Inc.	823,981	38,784,786
Citizens & Northern Corp.	5,947	113,588
Citizens Community Bancorp Inc/WI	3,309	33,355
Citizens Financial Group, Inc.	209,863	6,493,161
Citizens Financial Services, Inc.	1,520	131,617
Citizens Holdings Co.	2,977	38,225
City Holding Co.	6,363	580,242
Civista Bancshares, Inc.	5,755	91,332
CNB Financial Corp.	8,219	154,188
Coastal Financial Corp. *	4,256	154,280
Codorus Valley Bancorp, Inc.	4,360	85,718
Colony Bankcorp, Inc.	7,200	71,136
Columbia Banking System, Inc.	89,142	1,904,073
Columbia Financial, Inc. *	14,396	241,565
Comerica, Inc.	57,717	2,503,186
Commerce Bancshares, Inc.	48,534	2,710,624
Community Bank System, Inc.	23,037	1,150,929
Community Trust Bancorp, Inc.	6,370	229,384
Community West Bancshares	3,580	44,965
ConnectOne Bancorp, Inc.	14,768	233,039
CrossFirst Bankshares, Inc. *	17,616	176,688
Cullen/Frost Bankers, Inc.	27,391	3,019,858
Cullman Bancorp, Inc.	1,374	14,619
Customers Bancorp, Inc. *	12,356	269,855
CVB Financial Corp.	55,973	837,916
Dime Community Bancshares, Inc.	13,235	272,641
Eagle Bancorp Montana, Inc.	2,563	35,933
Eagle Bancorp, Inc.	13,609	341,586
East West Bancorp, Inc.	59,742	3,088,064
Eastern Bankshares, Inc.	67,979	791,955
ECB Bancorp, Inc. *	4,412	51,973
Enterprise Bancorp, Inc.	3,412	98,402
Enterprise Financial Services Corp.	15,939	681,552
Equity Bancshares, Inc., Class A	6,351	149,566
Esquire Financial Holdings, Inc.	3,256	125,877
ESSA Bancorp, Inc.	3,176	51,102
Evans Bancorp, Inc.	2,622	80,889
F.N.B. Corp.	152,246	1,747,784
Farmers & Merchants Bancorp, Inc.	6,004	136,891
Farmers National Banc Corp.	14,833	173,398
FB Financial Corp.	14,601	429,707
Fidelity D&D Bancorp, Inc.	1,779	77,013
Fifth Third Bancorp	291,202	7,629,492
Financial Institutions, Inc.	6,134	107,222
Finward Bancorp	1,806	53,277
Finwise Bancorp *	4,562	38,549
First BanCorp	76,777	902,130
First Bancorp/Southern Pines NC	17,318	533,048
First Bank	6,140	59,619
First Busey Corp.	21,193	385,289
First Business Financial Services, Inc.	2,713	77,836
First Capital, Inc.	1,074	26,002
First Citizens BancShares, Inc., Class A	5,050	5,086,259
First Commonwealth Financial Corp.	43,700	545,376
First Community Bankshares, Inc.	6,489	151,907
First Community Corp.	3,520	74,730
First Financial Bancorp	39,528	818,230
First Financial Bankshares, Inc.	55,700	1,629,782
First Financial Corp.	4,167	143,970
First Financial Northwest, Inc.	2,960	35,964
First Foundation, Inc.	23,207	145,972
First Guaranty Bancshares, Inc.	2,887	39,234
First Hawaiian, Inc.	53,985	1,031,653
First Horizon Corp.	230,486	4,045,029
First Internet Bancorp	3,435	50,529
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	37,438	958,038
First Merchants Corp.	25,485	743,652
First Mid Bancshares, Inc.	7,599	200,310
First National Corp/VA	2,648	38,528
First Northwest Bancorp	3,416	42,153
First Republic Bank (b)	79,039	277,427
First Savings Financial Group, Inc.	2,389	35,668
First Seacoast Bancorp, Inc. *	3,389	29,010
First United Corp.	2,849	42,650
First Western Financial, Inc. *	2,786	49,479
Five Star Bancorp	4,893	104,025
Flushing Financial Corp.	12,108	145,659
FNCB Bancorp, Inc.	8,643	54,451
Franklin Financial Services Corp.	1,992	57,808
FS Bancorp, Inc.	3,171	94,845
Fulton Financial Corp.	71,236	849,845
FVCBankcorp, Inc. *	4,925	47,329
German American Bancorp, Inc.	11,788	342,677
Glacier Bancorp, Inc.	47,268	1,570,716
Great Southern Bancorp, Inc.	4,013	204,181
Greene County Bancorp, Inc.	3,212	66,007
Guaranty Bancshares, Inc.	3,536	85,253
Hancock Whitney Corp.	36,120	1,319,102
Hanmi Financial Corp.	13,522	218,516
HarborOne Bancorp, Inc.	18,808	202,186
Hawthorn Bancshares, Inc.	1,986	43,930
HBT Financial, Inc.	5,821	102,682
Heartland Financial USA, Inc.	15,796	514,318
Heritage Commerce Corp.	26,186	222,581
Heritage Financial Corp.	14,372	253,091
Hilltop Holdings, Inc.	19,849	615,716
HMN Financial, Inc.	2,233	40,462
Home Bancorp, Inc.	3,387	106,115
Home BancShares, Inc.	80,550	1,753,573
HomeStreet, Inc.	8,389	81,877
HomeTrust Bancshares, Inc.	6,363	132,796
Hope Bancorp, Inc.	50,215	456,956
Horizon Bancorp, Inc.	16,744	176,314
Huntington Bancshares, Inc.	613,421	6,870,315
IF Bancorp, Inc.	584	8,643
Independent Bank Corp.	19,247	1,077,832
Independent Bank Corp., Michigan	9,444	168,292
Independent Bank Group, Inc.	15,071	548,283
International Bancshares Corp.	22,759	971,127
Investar Holding Corp.	3,333	44,729
John Marshall Bancorp, Inc.	4,443	80,951
JPMorgan Chase & Co.	1,249,084	172,673,372
Kearny Financial Corp.	30,246	235,616
KeyCorp	397,508	4,475,940
Lakeland Bancorp, Inc.	27,779	398,351
Lakeland Financial Corp.	10,817	548,097
Landmark Bancorp, Inc.	1,978	40,054
LCNB Corp.	4,732	72,400
Limestone Bancorp, Inc.	1,093	25,598
Linkbancorp, Inc.	5,773	37,294
Live Oak Bancshares, Inc.	14,105	332,314
Luther Burbank Corp.	2,989	27,021
M&T Bank Corp.	72,002	9,057,852
Macatawa Bank Corp.	10,493	98,110
Magyar Bancorp, Inc.	1,051	10,815
MainStreet Bancshares, Inc.	3,000	64,470
Malvern Bancorp, Inc. *	3,772	54,920
Mercantile Bank Corp.	5,802	162,804
Meridian Corp.	3,846	35,960
Metrocity Bankshares, Inc.	7,678	125,535
Metropolitan Bank Holding Corp. *	4,799	154,000
Mid Penn Bancorp, Inc.	5,597	126,604
See financial notes
68Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Middlefield Banc Corp.	3,452	93,860
Midland States Bancorp, Inc.	8,785	175,700
MidWestOne Financial Group, Inc.	5,792	119,894
MVB Financial Corp.	4,605	84,041
National Bank Holdings Corp., Class A	15,969	507,814
National Bankshares, Inc.	2,506	75,706
NBT Bancorp, Inc.	18,519	597,053
New York Community Bancorp, Inc.	289,915	3,099,186
Nicolet Bankshares, Inc. *	5,917	339,103
Northeast Bank	3,001	110,587
Northeast Community Bancorp, Inc.	5,675	74,172
Northfield Bancorp, Inc.	18,804	195,938
Northrim BanCorp, Inc.	2,596	89,692
Northwest Bancshares, Inc.	54,295	634,709
Norwood Financial Corp.	3,060	82,253
NSTS Bancorp, Inc. *	1,610	13,782
Oak Valley Bancorp	2,147	55,371
OceanFirst Financial Corp.	25,110	401,760
OFG Bancorp	20,123	514,545
Ohio Valley Banc Corp.	1,400	32,200
Old National Bancorp	124,636	1,671,369
Old Point Financial Corp.	1,643	35,489
Old Second Bancorp, Inc.	17,372	213,502
OP Bancorp	5,203	47,295
Orange County Bancorp, Inc.	1,662	60,347
Origin Bancorp, Inc.	12,052	354,690
Orrstown Financial Services, Inc.	4,595	88,086
Pacific Premier Bancorp, Inc.	40,415	898,830
PacWest Bancorp	49,961	507,104
Park National Corp.	6,164	667,684
Parke Bancorp, Inc.	4,518	77,664
Partners Bancorp	5,380	39,812
Pathfinder Bancorp, Inc.	593	9,079
Pathward Financial, Inc.	11,847	527,547
PB Bankshares, Inc. *	2,277	28,827
PCB Bancorp	4,081	56,399
Peapack-Gladstone Financial Corp.	6,657	176,810
Penns Woods Bancorp, Inc.	2,250	52,402
Peoples Bancorp of North Carolina, Inc.	1,896	53,240
Peoples Bancorp, Inc.	12,394	322,988
Peoples Financial Services Corp.	2,693	108,663
Pinnacle Financial Partners, Inc.	32,719	1,774,351
Pioneer Bancorp, Inc. *	2,717	23,964
Plumas Bancorp	2,267	86,849
Ponce Financial Group, Inc. *	10,983	82,043
Popular, Inc.	30,588	1,835,586
Preferred Bank	5,696	273,864
Premier Financial Corp.	14,638	243,137
Primis Financial Corp.	10,278	90,960
Princeton Bancorp, Inc.	1,590	45,585
Prosperity Bancshares, Inc.	39,042	2,444,810
Provident Bancorp, Inc.	6,035	41,219
Provident Financial Holdings, Inc.	3,562	48,586
Provident Financial Services, Inc.	32,096	561,038
QCR Holdings, Inc.	7,130	295,182
RBB Bancorp	6,055	75,324
Red River Bancshares, Inc.	1,974	90,804
Regions Financial Corp.	396,535	7,240,729
Renasant Corp.	23,632	664,532
Republic Bancorp, Inc., Class A	3,781	148,593
Republic First Bancorp, Inc. *	17,184	21,136
Richmond Mutual BanCorp., Inc.	4,348	43,437
Riverview Bancorp, Inc.	6,215	31,852
S&T Bancorp, Inc.	16,257	447,555
Salisbury Bancorp, Inc.	2,188	50,193
Sandy Spring Bancorp, Inc.	19,518	438,765
SECURITY	NUMBER OF SHARES	VALUE ($)
SB Financial Group, Inc.	3,301	46,874
Seacoast Banking Corp. of Florida	35,104	778,958
ServisFirst Bancshares, Inc.	20,812	1,051,006
Shore Bancshares, Inc.	7,290	96,811
Sierra Bancorp	5,854	95,947
Simmons First National Corp., Class A	54,646	913,135
SmartFinancial, Inc.	6,197	133,483
Sound Financial Bancorp, Inc.	596	22,332
South Plains Financial, Inc.	5,663	116,261
Southern First Bancshares, Inc. *	2,967	81,830
Southern Missouri Bancorp, Inc.	4,045	146,753
Southern States Bancshares, Inc.	2,910	65,824
Southside Bancshares, Inc.	12,464	395,483
SouthState Corp.	32,037	2,209,912
Stellar Bancorp, Inc.	19,486	447,009
Sterling Bancorp, Inc. *	9,738	52,780
Stock Yards Bancorp, Inc.	12,183	592,094
Summit Financial Group, Inc.	3,899	75,758
Summit State Bank	1,071	16,204
Synovus Financial Corp.	61,931	1,907,475
TC Bancshares, Inc.	3,005	42,671
Territorial Bancorp, Inc.	4,386	73,465
Texas Capital Bancshares, Inc. *	20,746	1,042,486
The Bancorp, Inc. *	23,768	758,437
The Community Financial Corp.	1,951	59,505
The First BanCorp, Inc.	3,588	88,624
The First Bancshares, Inc.	11,989	300,924
The First of Long Island Corp.	9,603	112,355
The Hingham Institution For Savings	707	137,554
The PNC Financial Services Group, Inc.	171,431	22,328,888
Third Coast Bancshares, Inc. *	6,287	87,641
Timberland Bancorp, Inc.	3,571	91,953
Tompkins Financial Corp.	5,291	310,158
Towne Bank	28,315	670,782
TriCo Bancshares	14,278	511,295
Triumph Financial, Inc.	9,395	488,164
Truist Financial Corp.	567,549	18,490,746
TrustCo Bank Corp.	7,608	227,023
Trustmark Corp.	26,268	627,543
U.S. Bancorp	595,325	20,407,741
UMB Financial Corp.	18,535	1,179,011
Union Bankshares, Inc.	2,125	46,814
United Bancorp, Inc.	3,371	42,306
United Bankshares, Inc.	57,288	1,897,951
United Community Banks, Inc.	48,885	1,217,236
United Security Bancshares	6,461	38,895
Unity Bancorp, Inc.	2,383	55,166
Univest Financial Corp.	12,810	257,737
USCB Financial Holdings, Inc. *	5,422	51,617
Valley National Bancorp	180,352	1,691,702
Veritex Holdings, Inc.	23,608	406,294
Virginia National Bankshares Corp.	2,256	73,839
Washington Federal, Inc.	28,038	786,186
Washington Trust Bancorp, Inc.	7,375	207,311
Webster Financial Corp.	73,669	2,747,854
Wells Fargo & Co.	1,622,527	64,495,448
WesBanco, Inc.	25,094	668,002
West Bancorp, Inc.	6,294	108,446
Westamerica Bancorp	11,683	473,278
Western Alliance Bancorp	46,076	1,710,341
Western New England Bancorp, Inc.	10,349	70,063
William Penn Bancorp, Inc.	4,788	49,604
Wintrust Financial Corp.	26,034	1,779,945
WSFS Financial Corp.	26,068	916,812
See financial notes
Schwab Equity Index Funds | Semiannual Report69

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	63,860	1,779,140
		596,442,798

Capital Goods 6.4%
374Water, Inc. *	24,532	71,388
3D Systems Corp. *	57,208	524,025
3M Co.	235,255	24,988,786
A.O. Smith Corp.	54,011	3,688,411
AAON, Inc.	17,979	1,761,942
AAR Corp. *	14,100	744,198
Acuity Brands, Inc.	13,602	2,140,683
Advanced Drainage Systems, Inc.	26,652	2,284,609
Advent Technologies Holdings, Inc. *(a)	18,150	13,794
AECOM	59,908	4,975,359
Aerojet Rocketdyne Holdings, Inc. *	32,114	1,811,551
AeroVironment, Inc. *	10,567	1,063,991
AerSale Corp. *	7,373	119,295
AGCO Corp.	26,343	3,264,951
AgEagle Aerial Systems, Inc. *	81,955	32,208
Air Lease Corp.	43,586	1,753,029
Alamo Group, Inc.	4,314	762,413
Albany International Corp., Class A	13,181	1,202,239
Allegion plc	37,388	4,130,626
Allied Motion Technologies, Inc.	6,061	208,620
Allison Transmission Holdings, Inc.	39,329	1,918,862
Alpha Pro Tech Ltd. *	5,970	24,059
Alta Equipment Group, Inc.	10,115	143,026
Ameresco, Inc., Class A *	14,647	609,315
American Superconductor Corp. *	15,966	64,662
American Woodmark Corp. *	7,275	367,533
AMETEK, Inc.	97,572	13,458,106
Amprius Technologies, Inc. *	6,864	64,384
API Group Corp. *	85,403	1,943,772
Apogee Enterprises, Inc.	9,815	417,726
Applied Industrial Technologies, Inc.	16,400	2,224,824
Archer Aviation, Inc., Class A *	64,194	127,104
Arcosa, Inc.	20,487	1,383,692
Argan, Inc.	5,730	230,518
Armstrong World Industries, Inc.	19,307	1,325,619
Array Technologies, Inc. *	59,388	1,214,485
Astec Industries, Inc.	9,833	405,906
Astra Space, Inc. *	111,051	46,919
Astronics Corp. *	12,013	177,072
Atkore, Inc. *	16,714	2,111,480
Ault Alliance, Inc. *	163,474	14,778
Axon Enterprise, Inc. *	28,699	6,047,166
AZZ, Inc.	10,234	386,129
Babcock & Wilcox Enterprises, Inc. *	30,009	186,656
Barnes Group, Inc.	21,513	904,191
Beacon Roofing Supply, Inc. *	21,731	1,307,772
Beam Global *(a)	3,328	29,686
Blink Charging Co. *(a)	21,494	153,252
Bloom Energy Corp., Class A *	76,689	1,276,872
Blue Bird Corp. *	7,221	135,033
BlueLinx Holdings, Inc. *	3,850	269,731
Boise Cascade Co.	16,895	1,154,097
Bowman Consulting Group Ltd. *	3,474	103,525
Broadwind, Inc. *	7,298	36,198
Builders FirstSource, Inc. *	62,510	5,924,073
BWX Technologies, Inc.	38,882	2,511,000
Byrna Technologies, Inc. *	5,967	31,148
Cadre Holdings, Inc.	6,467	136,195
Capstone Green Energy Corp. *	19,983	24,979
Carlisle Cos., Inc.	21,972	4,742,656
Carrier Global Corp.	355,374	14,861,741
Caterpillar, Inc.	221,466	48,456,761
SECURITY	NUMBER OF SHARES	VALUE ($)
ChargePoint Holdings, Inc. *(a)	111,156	963,723
Chart Industries, Inc. *	18,137	2,414,035
CIRCOR International, Inc. *	8,147	226,812
Columbus McKinnon Corp.	11,948	414,715
Comfort Systems USA, Inc.	15,228	2,276,434
Commercial Vehicle Group, Inc. *	13,417	98,347
Concrete Pumping Holdings, Inc. *	9,442	65,622
Construction Partners, Inc., Class A *	17,169	445,364
Core & Main, Inc., Class A *	31,425	818,935
Crane Co. *	20,250	1,459,417
Crane Holdings Co.	20,250	959,040
CSW Industrials, Inc.	6,682	899,865
Cummins, Inc.	60,182	14,145,177
Curtiss-Wright Corp.	16,181	2,748,019
Custom Truck One Source, Inc. *	24,214	152,064
Deere & Co.	115,030	43,483,641
Desktop Metal, Inc., Class A *(a)	101,606	223,533
Distribution Solutions Group, Inc. *	1,541	71,934
Donaldson Co., Inc.	51,364	3,264,182
Douglas Dynamics, Inc.	9,360	274,342
Dover Corp.	59,379	8,678,835
Dragonfly Energy Holdings Corp. *(a)	3,845	19,456
Ducommun, Inc. *	4,493	224,650
DXP Enterprises, Inc. *	6,811	171,637
Dycom Industries, Inc. *	12,629	1,169,698
Eaton Corp. plc	169,285	28,290,909
EMCOR Group, Inc.	20,120	3,440,520
Emerson Electric Co.	243,307	20,257,741
Encore Wire Corp.	7,836	1,225,002
Energous Corp. *	53,756	20,180
Energy Recovery, Inc. *	23,814	536,529
Energy Vault Holdings, Inc. *(a)	35,879	60,636
Enerpac Tool Group Corp.	24,176	574,422
EnerSys	17,134	1,421,608
Enovix Corp. *(a)	45,893	496,562
EnPro Industries, Inc.	8,888	837,872
Eos Energy Enterprises, Inc. *(a)	26,736	45,184
Esab Corp.	22,029	1,285,612
ESCO Technologies, Inc.	10,984	1,027,773
ESS Tech, Inc. *(a)	28,078	30,043
EVI Industries, Inc. *	2,765	55,106
Evoqua Water Technologies Corp. *	52,179	2,580,252
Fastenal Co.	242,829	13,073,913
Federal Signal Corp.	25,806	1,325,912
Ferguson plc	88,202	12,420,606
Flowserve Corp.	58,221	1,943,999
Fluence Energy, Inc. *	15,762	284,662
Fluor Corp. *	60,702	1,764,000
Flux Power Holdings, Inc. *	3,973	15,534
Fortive Corp.	151,544	9,560,911
Fortune Brands Innovations, Inc.	54,311	3,513,379
Franklin Electric Co., Inc.	16,643	1,489,049
FreightCar America, Inc. *	5,033	14,998
FTAI Aviation Ltd., Class A	42,202	1,200,647
FTC Solar, Inc. *	19,667	53,691
FuelCell Energy, Inc. *	175,423	329,795
Gates Industrial Corp. plc *	43,540	586,484
GATX Corp.	14,922	1,699,765
Gencor Industries, Inc. *	3,418	45,118
Generac Holdings, Inc. *	26,982	2,758,100
General Dynamics Corp.	95,806	20,918,282
General Electric Co.	464,796	46,000,860
Gibraltar Industries, Inc. *	13,337	667,383
Global Industrial Co.	6,777	180,607
GMS, Inc. *	17,591	1,021,333
Graco, Inc.	71,831	5,695,480
GrafTech International Ltd.	82,134	386,851
Graham Corp. *	4,043	52,033
See financial notes
70Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Construction, Inc.	18,734	714,327
Great Lakes Dredge & Dock Corp. *	30,154	172,782
Griffon Corp.	20,413	580,750
H&E Equipment Services, Inc.	14,463	527,900
Hayward Holdings, Inc. *	49,023	590,237
HEICO Corp.	16,822	2,836,862
HEICO Corp., Class A	29,701	3,986,765
Helios Technologies, Inc.	13,876	834,503
Herc Holdings, Inc.	10,590	1,059,212
Hexcel Corp.	35,688	2,572,391
Hillenbrand, Inc.	29,737	1,356,602
Hillman Solutions Corp. *	61,537	516,911
Honeywell International, Inc.	284,859	56,926,223
Howmet Aerospace, Inc.	156,037	6,910,879
Hubbell, Inc.	23,019	6,199,477
Hudson Technologies, Inc. *	17,443	134,834
Huntington Ingalls Industries, Inc.	16,905	3,409,062
Hurco Cos., Inc.	3,214	72,090
Hydrofarm Holdings Group, Inc. *	27,153	42,630
Hyliion Holdings Corp. *	59,911	82,078
Hyster-Yale Materials Handling, Inc.	4,451	234,390
Ideal Power, Inc. *	3,471	33,426
IDEX Corp.	32,028	6,608,017
IES Holdings, Inc. *	3,807	164,424
Illinois Tool Works, Inc.	117,998	28,548,436
Ingersoll Rand, Inc.	173,931	9,917,546
INNOVATE Corp. *	23,119	66,120
Innovative Solutions and Support, Inc. *	6,865	44,279
Insteel Industries, Inc.	7,815	215,147
iSun, Inc. *	7,289	4,592
ITT, Inc.	35,365	2,986,221
Janus International Group, Inc. *	33,335	300,015
JELD-WEN Holding, Inc. *	35,262	450,648
John Bean Technologies Corp.	13,560	1,474,108
Johnson Controls International plc	292,838	17,523,426
Kadant, Inc.	4,897	910,010
Kaman Corp.	12,339	272,322
Karat Packaging, Inc.	3,014	40,870
Kennametal, Inc.	34,295	890,298
Kratos Defense & Security Solutions, Inc. *	54,273	700,122
KULR Technology Group, Inc. *	32,998	21,449
L.B. Foster Co., Class A *	5,290	59,142
L3Harris Technologies, Inc.	81,521	15,908,823
Lennox International, Inc.	13,872	3,910,656
Limbach Holdings, Inc. *	3,036	51,430
Lincoln Electric Holdings, Inc.	24,532	4,116,470
Lindsay Corp.	4,639	560,113
Lockheed Martin Corp.	96,655	44,891,415
LSI Industries, Inc.	12,912	163,853
Luxfer Holdings plc	12,212	186,233
Manitex International, Inc. *	9,465	48,934
Markforged Holding Corp. *	47,003	45,823
Masco Corp.	96,517	5,164,625
Masonite International Corp. *	9,341	853,861
MasTec, Inc. *	25,201	2,238,101
Masterbrand, Inc. *	54,311	438,290
Matrix Service Co. *	10,847	51,632
Maxar Technologies, Inc.	32,039	1,689,096
Mayville Engineering Co., Inc. *	3,327	40,257
McGrath RentCorp	10,367	921,419
MDU Resources Group, Inc.	85,928	2,510,816
Mercury Systems, Inc. *	24,604	1,172,873
Miller Industries, Inc.	5,104	166,390
Molekule Group, Inc. *	13,717	22,770
Momentus, Inc. *	54,908	23,616
Moog, Inc., Class A	12,101	1,090,421
SECURITY	NUMBER OF SHARES	VALUE ($)
MRC Global, Inc. *	35,400	344,796
MSC Industrial Direct Co., Inc., Class A	20,140	1,827,302
Mueller Industries, Inc.	24,243	1,741,860
Mueller Water Products, Inc., Class A	66,450	890,430
MYR Group, Inc. *	7,153	915,512
National Presto Industries, Inc.	2,215	150,664
Nauticus Robotics, Inc. *(a)	9,395	21,890
NeoVolta, Inc. *	12,964	21,391
NEXTracker, Inc., Class A *	11,449	360,529
Nikola Corp. *(a)	160,299	141,945
NN, Inc. *	28,401	30,673
Nordson Corp.	22,858	4,944,414
Northrop Grumman Corp.	61,379	28,312,291
Northwest Pipe Co. *	4,286	118,036
NOW, Inc. *	46,130	492,207
Nuburu, Inc. *(a)	7,374	7,001
NuScale Power Corp. *(a)	7,866	69,771
nVent Electric plc	70,902	2,972,921
Ocean Power Technologies, Inc. *	48,625	24,706
Omega Flex, Inc.	1,422	156,434
Orion Energy Systems, Inc. *	16,987	26,160
Orion Group Holdings, Inc. *	16,674	39,684
Oshkosh Corp.	27,933	2,137,433
Otis Worldwide Corp.	176,407	15,047,517
Owens Corning	39,697	4,240,037
PACCAR, Inc.	222,277	16,601,869
Park Aerospace Corp.	8,310	108,695
Parker-Hannifin Corp.	54,770	17,793,678
Park-Ohio Holdings Corp.	3,931	50,985
Parsons Corp. *	13,686	595,341
Pentair plc	70,066	4,069,433
Perma-Pipe International Holdings, Inc. *	3,363	36,489
PGT Innovations, Inc. *	25,562	655,921
Plug Power, Inc. *(a)	222,475	2,008,949
Powell Industries, Inc.	4,127	165,328
Preformed Line Products Co.	1,284	159,576
Primoris Services Corp.	21,965	555,714
Proterra, Inc. *	83,106	97,234
Proto Labs, Inc. *	11,556	332,466
Quanex Building Products Corp.	13,404	256,016
Quanta Services, Inc.	60,679	10,293,586
Raytheon Technologies Corp.	623,082	62,245,892
RBC Bearings, Inc. *	12,299	2,791,996
Redwire Corp. *(a)	10,290	33,237
Regal Rexnord Corp.	28,030	3,648,385
Resideo Technologies, Inc. *	61,192	1,089,218
REV Group, Inc.	13,601	145,939
Rocket Lab USA, Inc. *	90,768	355,811
Rockwell Automation, Inc.	49,116	13,919,966
Rush Enterprises, Inc., Class A	18,297	971,754
Rush Enterprises, Inc., Class B	2,830	165,781
Sensata Technologies Holding plc	64,856	2,817,993
SES AI Corp. *(a)	59,899	97,635
Shoals Technologies Group, Inc., Class A *	68,148	1,423,612
Simpson Manufacturing Co., Inc.	18,178	2,286,429
SiteOne Landscape Supply, Inc. *	19,194	2,835,722
SKYX Platforms Corp. *(a)	16,813	64,058
Snap-on, Inc.	22,577	5,856,700
Spirit AeroSystems Holdings, Inc., Class A	44,832	1,334,200
SPX Technologies, Inc. *	19,158	1,219,981
Standex International Corp.	5,059	621,296
Stanley Black & Decker, Inc.	64,086	5,533,185
Stem, Inc. *(a)	64,349	272,196
Sterling Infrastructure, Inc. *	13,007	480,218
See financial notes
Schwab Equity Index Funds | Semiannual Report71

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SunPower Corp. *	35,778	472,985
Sunrun, Inc. *	90,695	1,908,223
Sunworks, Inc. *	17,256	13,995
Symbotic, Inc. *(a)	6,367	169,108
Taylor Devices, Inc. *	2,017	43,870
Tecnoglass, Inc.	8,161	357,860
Tennant Co.	7,658	585,224
Terex Corp.	28,483	1,270,057
Terran Orbital Corp. *(a)	23,493	41,818
Textron, Inc.	88,592	5,930,348
The AZEK Co., Inc. *	45,856	1,244,532
The Boeing Co. *	239,589	49,542,213
The Eastern Co.	1,809	32,110
The Gorman-Rupp Co.	9,748	239,313
The Greenbrier Cos., Inc.	14,507	383,710
The LS Starrett Co., Class A *	2,865	30,598
The Manitowoc Co., Inc. *	15,925	243,493
The Middleby Corp. *	22,968	3,235,732
The Shyft Group, Inc.	13,268	332,761
The Timken Co.	27,899	2,144,038
The Toro Co.	44,421	4,631,333
Thermon Group Holdings, Inc. *	14,491	301,123
Titan International, Inc. *	20,997	204,931
Titan Machinery, Inc. *	8,199	257,039
TPI Composites, Inc. *	19,088	235,928
Trane Technologies plc	97,392	18,096,408
Transcat, Inc. *	2,965	226,200
TransDigm Group, Inc.	22,205	16,986,825
Trex Co., Inc. *	46,736	2,554,590
Trinity Industries, Inc.	34,521	826,778
Triton International Ltd.	24,890	2,057,656
Triumph Group, Inc. *	27,104	292,994
Tutor Perini Corp. *	18,907	100,207
Twin Disc, Inc. *	5,599	64,109
UFP Industries, Inc.	26,262	2,062,092
Ultralife Corp. *	6,691	28,035
United Rentals, Inc.	29,658	10,709,800
Univar Solutions, Inc. *	69,333	2,461,321
Urban-Gro, Inc. *	4,382	8,545
V2X, Inc. *	4,770	206,064
Valmont Industries, Inc.	9,070	2,635,379
Velo3D, Inc. *(a)	23,266	54,442
Veritiv Corp.	5,644	648,326
Vertiv Holdings Co.	128,631	1,919,175
Vicor Corp. *	9,399	403,875
Virgin Galactic Holdings, Inc. *(a)	103,241	375,797
VirTra, Inc. *	8,132	42,937
W.W. Grainger, Inc.	19,172	13,335,468
Wabash National Corp.	19,725	506,341
Watsco, Inc.	14,399	4,987,526
Watts Water Technologies, Inc., Class A	11,495	1,859,086
WESCO International, Inc.	18,974	2,732,256
Westinghouse Air Brake Technologies Corp.	77,154	7,535,631
Westwater Resources, Inc. *	34,475	27,925
Willis Lease Finance Corp. *	1,159	58,530
WillScot Mobile Mini Holdings Corp. *	88,823	4,032,564
Woodward, Inc.	25,328	2,431,995
Xometry, Inc., Class A *	12,314	171,041
Xos, Inc. *	22,000	11,163
Xylem, Inc.	76,585	7,952,586
Zurn Elkay Water Solutions Corp.	65,648	1,414,714
		1,107,311,892

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.7%
ABM Industries, Inc.	28,429	1,210,507
ACCO Brands Corp.	38,516	176,403
Acme United Corp.	1,454	38,095
ACV Auctions, Inc., Class A *	50,955	663,944
Alight, Inc., Class A *	132,799	1,228,391
Aqua Metals, Inc. *	23,651	27,199
ARC Document Solutions, Inc.	19,042	57,888
Aris Water Solution, Inc., Class A	11,072	80,493
ASGN, Inc. *	21,209	1,518,352
Asure Software, Inc. *	7,413	98,889
Aurora Innovation, Inc. *	153,867	220,030
Automatic Data Processing, Inc.	176,210	38,766,200
Barrett Business Services, Inc.	3,084	257,853
BGSF, Inc.	2,723	26,222
BlackSky Technology, Inc. *(a)	43,595	54,058
Booz Allen Hamilton Holding Corp.	56,296	5,388,653
Brady Corp., Class A	19,596	999,984
BrightView Holdings, Inc. *	19,228	106,331
Broadridge Financial Solutions, Inc.	49,992	7,269,337
CACI International, Inc., Class A *	10,018	3,138,840
Casella Waste Systems, Inc., Class A *	21,742	1,935,038
CBIZ, Inc. *	21,058	1,109,546
CECO Environmental Corp. *	12,430	144,312
Ceridian HCM Holding, Inc. *	65,406	4,151,973
Cimpress plc *	8,208	426,406
Cintas Corp.	36,725	16,738,153
Clarivate plc *	183,840	1,628,822
Clean Harbors, Inc. *	21,369	3,101,924
Concentrix Corp.	18,132	1,749,919
Conduent, Inc. *	68,566	240,667
Copart, Inc. *	182,396	14,418,404
CoreCivic, Inc. *	49,662	436,529
CoStar Group, Inc. *	174,026	13,391,301
CRA International, Inc.	2,904	305,327
CSG Systems International, Inc.	12,935	681,416
Deluxe Corp.	17,516	265,367
DLH Holdings Corp. *	3,968	38,767
Driven Brands Holdings, Inc. *	23,892	733,484
Dun & Bradstreet Holdings, Inc.	93,950	1,049,421
Ennis, Inc.	10,401	202,091
Equifax, Inc.	52,031	10,842,220
ExlService Holdings, Inc. *	14,111	2,517,120
Exponent, Inc.	21,599	1,988,188
First Advantage Corp. *	24,470	314,684
FiscalNote Holdings, Inc. *	31,549	57,104
Forrester Research, Inc. *	4,414	136,569
Franklin Covey Co. *	5,263	193,257
FTI Consulting, Inc. *	14,693	2,652,086
Fuel Tech, Inc. *	25,095	30,867
GEE Group, Inc. *	66,522	32,928
Genpact Ltd.	72,644	3,236,290
Harsco Corp. *	34,248	235,284
Healthcare Services Group, Inc.	30,803	480,835
Heidrick & Struggles International, Inc.	8,008	201,081
Heritage-Crystal Clean, Inc. *	7,053	246,573
HireQuest, Inc.	1,724	36,032
HireRight Holdings Corp. *	8,556	90,694
HNI Corp.	18,060	469,199
Hudson Global, Inc. *	1,522	33,103
Huron Consulting Group, Inc. *	8,512	721,732
ICF International, Inc.	7,219	822,966
Innodata, Inc. *	7,993	52,914
Insperity, Inc.	15,136	1,853,555
Interface, Inc.	23,118	181,245
Jacobs Solutions, Inc.	54,343	6,274,443
See financial notes
72Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KAR Auction Services, Inc. *	46,068	623,761
KBR, Inc.	58,355	3,310,479
Kelly Services, Inc., Class A	14,539	238,585
Kforce, Inc.	8,111	479,685
Kimball International, Inc., Class B	14,994	184,576
Knightscope, Inc., Class A *	18,211	11,172
Korn Ferry	22,604	1,085,444
LegalZoom.com, Inc. *	41,173	386,203
Leidos Holdings, Inc.	58,467	5,452,632
Liquidity Services, Inc. *	10,485	137,039
ManpowerGroup, Inc.	21,518	1,629,128
Mastech Digital, Inc. *	3,073	27,135
Matthews International Corp., Class A	12,972	491,250
Maximus, Inc.	26,850	2,246,002
MillerKnoll, Inc.	32,897	559,578
Mistras Group, Inc. *	7,028	57,067
Montrose Environmental Group, Inc. *	11,954	364,119
MSA Safety, Inc.	15,667	2,032,793
NL Industries, Inc.	5,834	37,513
NV5 Global, Inc. *	5,244	496,764
Odyssey Marine Exploration, Inc. *	9,740	30,097
Paychex, Inc.	136,641	15,011,380
Paycom Software, Inc. *	20,453	5,938,938
Paycor HCM, Inc. *	20,757	487,789
Paylocity Holding Corp. *	17,485	3,379,676
Performant Financial Corp. *	24,843	80,491
Perma-Fix Environmental Services, Inc. *	5,410	49,123
Pitney Bowes, Inc.	72,387	254,078
Planet Labs PBC *	85,241	347,783
Quad Graphics, Inc. *	10,911	38,079
Quest Resource Holding Corp. *	7,972	42,849
RCM Technologies, Inc. *	3,160	35,518
Red Violet, Inc. *	5,306	90,733
Republic Services, Inc.	87,535	12,659,312
Resources Connection, Inc.	13,566	197,928
Robert Half International, Inc.	45,937	3,353,401
Rollins, Inc.	98,439	4,159,048
Science Applications International Corp.	23,168	2,363,831
Skillsoft Corp. *	35,359	43,492
SP Plus Corp. *	8,590	293,520
Spire Global, Inc. *	38,120	26,684
SS&C Technologies Holdings, Inc.	93,376	5,466,231
Steel Connect, Inc. *	28,905	30,350
Steelcase, Inc., Class A	41,203	329,624
Stericycle, Inc. *	38,887	1,775,192
Sterling Check Corp. *	9,867	110,905
TaskUS, Inc., Class A *	10,367	139,540
Team, Inc. *	2,284	11,806
Tetra Tech, Inc.	22,580	3,124,395
The Brink's Co.	19,911	1,251,406
The GEO Group, Inc. *	52,634	396,334
TransUnion	81,992	5,641,869
TriNet Group, Inc. *	15,593	1,446,719
TrueBlue, Inc. *	14,017	212,358
TTEC Holdings, Inc.	8,462	288,300
UniFirst Corp.	6,373	1,043,133
Upwork, Inc. *	50,122	479,668
Verisk Analytics, Inc.	66,502	12,908,703
Verra Mobility Corp. *	59,168	1,002,898
Viad Corp. *	8,115	154,428
VSE Corp.	4,772	201,808
Waste Management, Inc.	158,020	26,239,221
Where Food Comes From, Inc. *	1,066	14,508
Willdan Group, Inc. *	5,928	86,845
		288,868,421

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.8%
1-800-Flowers.com, Inc., Class A *	11,856	109,194
1stdibs.com, Inc. *	9,755	36,679
Abercrombie & Fitch Co., Class A *	20,478	482,052
Academy Sports & Outdoors, Inc.	33,236	2,111,151
Advance Auto Parts, Inc.	25,332	3,179,926
Amazon.com, Inc. *	3,796,731	400,365,284
American Eagle Outfitters, Inc.	73,489	984,018
America's Car-Mart, Inc. *	2,651	213,114
Arhaus, Inc. *	7,622	61,128
Arko Corp.	30,423	254,336
Asbury Automotive Group, Inc. *	9,406	1,819,685
AutoNation, Inc. *	14,549	1,916,103
AutoZone, Inc. *	8,006	21,322,460
BARK, Inc. *	57,147	62,862
Barnes & Noble Education, Inc. *	11,885	18,541
Bath & Body Works, Inc.	97,229	3,412,738
Best Buy Co., Inc.	83,811	6,245,596
Big 5 Sporting Goods Corp. (a)	7,723	60,857
Big Lots, Inc.	11,917	107,134
Boot Barn Holdings, Inc. *	12,699	920,297
Brilliant Earth Group, Inc., Class A *	4,000	16,720
Build-A-Bear Workshop, Inc.	4,907	113,842
Burlington Stores, Inc. *	27,680	5,336,981
Caleres, Inc.	14,963	341,156
Camping World Holdings, Inc., Class A	17,775	397,982
CarMax, Inc. *	67,381	4,718,691
CarParts.com, Inc. *	19,856	94,117
Carvana Co. *(a)	41,387	287,226
Chewy, Inc., Class A *	39,767	1,233,175
Chico's FAS, Inc. *	51,645	260,291
Citi Trends, Inc. *	3,328	57,441
Conn's, Inc. *	7,390	35,324
Designer Brands, Inc., Class A	22,259	182,301
Destination XL Group, Inc. *	23,026	101,084
Dick's Sporting Goods, Inc.	25,450	3,690,504
Dillard's, Inc., Class A	1,404	418,940
Duluth Holdings, Inc., Class B *	5,930	37,122
eBay, Inc.	231,535	10,750,170
Envela Corp. *	4,047	25,537
Etsy, Inc. *	53,581	5,413,288
EVgo, Inc. *(a)	28,647	171,596
Express, Inc. *	47,517	38,370
Five Below, Inc. *	23,601	4,657,893
Floor & Decor Holdings, Inc., Class A *	45,132	4,483,413
Foot Locker, Inc.	33,730	1,416,323
Franchise Group, Inc.	11,469	335,468
Funko, Inc., Class A *	14,201	140,022
GameStop Corp., Class A *(a)	107,613	2,075,855
Genesco, Inc. *	5,301	183,733
Genuine Parts Co.	60,271	10,144,212
Group 1 Automotive, Inc.	6,210	1,394,021
Groupon, Inc. *(a)	10,000	35,800
GrowGeneration Corp. *	25,514	87,258
Guess?, Inc.	12,378	233,325
Haverty Furniture Cos., Inc.	5,993	180,629
Hibbett, Inc.	5,232	284,255
J Jill Inc. *	1,560	38,579
JOANN, Inc. (a)	5,197	8,991
Kirkland's, Inc. *(a)	6,028	18,385
Kohl's Corp.	47,586	1,048,320
Lands' End, Inc. *	4,426	31,734
Lazydays Holdings, Inc. *	2,659	31,509
Leslie's, Inc. *	64,399	698,729
Lithia Motors, Inc.	11,636	2,570,276
LKQ Corp.	108,621	6,270,690
See financial notes
Schwab Equity Index Funds | Semiannual Report73

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LL Flooring Holdings, Inc. *	9,682	31,854
Lowe’s Cos., Inc.	257,489	53,513,939
Lulu's Fashion Lounge Holdings, Inc. *	2,659	5,983
Macy's, Inc.	115,102	1,880,767
MarineMax, Inc. *	8,793	256,052
Monro, Inc.	13,330	651,570
Murphy USA, Inc.	8,528	2,347,161
National Vision Holdings, Inc. *	34,427	724,344
Nordstrom, Inc. (a)	48,143	744,291
Ollie's Bargain Outlet Holdings, Inc. *	24,405	1,592,426
OneWater Marine, Inc., Class A *	4,282	113,045
O'Reilly Automotive, Inc. *	26,567	24,370,175
Overstock.com, Inc. *	19,472	396,450
Penske Automotive Group, Inc.	10,796	1,496,110
Petco Health & Wellness Co., Inc. *	33,512	333,779
PetMed Express, Inc.	10,374	159,448
Polished.Com, Inc. *	39,276	18,091
Pool Corp.	16,645	5,847,721
Qurate Retail, Inc., Series A *	145,107	115,592
Rent the Runway, Inc., Class A *(a)	22,080	57,629
Revolve Group, Inc. *	18,087	373,497
RH *	7,920	2,020,630
Ross Stores, Inc.	147,072	15,696,995
RumbleON, Inc., Class B *	3,322	22,590
Sally Beauty Holdings, Inc. *	44,879	638,628
Shift Technologies, Inc. *	6,078	8,753
Shoe Carnival, Inc.	7,662	178,141
Signet Jewelers Ltd.	19,313	1,421,051
Sleep Number Corp. *	9,204	207,550
Sonic Automotive, Inc., Class A	6,954	309,592
Sportsman's Warehouse Holdings, Inc. *	14,642	91,073
The Aaron's Co., Inc.	12,845	171,481
The Buckle, Inc.	12,881	431,900
The Cato Corp., Class A	7,948	65,571
The Children's Place, Inc. *	5,140	152,350
The Container Store Group, Inc. *	14,357	44,363
The Gap, Inc.	90,677	870,499
The Home Depot, Inc.	434,102	130,465,015
The ODP Corp. *	16,845	727,872
The RealReal, Inc. *(a)	43,796	49,051
The TJX Cos., Inc.	492,168	38,792,682
ThredUp, Inc., Class A *	31,702	83,693
Tile Shop Holdings, Inc. *	15,152	71,063
Tilly's, Inc., Class A *	9,759	73,290
Tractor Supply Co.	47,405	11,301,352
TravelCenters of America, Inc. *	5,495	473,284
Ulta Beauty, Inc. *	21,696	11,963,825
Upbound Group, Inc.	21,551	574,550
Urban Outfitters, Inc. *	25,860	699,772
Valvoline, Inc.	73,115	2,526,123
Victoria's Secret & Co. *	34,060	1,056,201
Vroom, Inc. *	52,000	42,063
Warby Parker, Inc., Class A *	26,700	281,151
Wayfair, Inc., Class A *	32,757	1,140,926
Weyco Group, Inc.	3,125	84,812
Williams-Sonoma, Inc.	28,379	3,434,994
Winmark Corp.	1,169	390,352
Zumiez, Inc. *	6,961	121,713
		835,489,308

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	678,209
Allbirds, Inc., Class A *	39,597	49,496
American Outdoor Brands, Inc. *	6,310	56,411
AMMO, Inc. *(a)	41,078	80,924
Aterian, Inc. *	39,259	31,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Bassett Furniture Industries, Inc.	4,101	58,849
Beazer Homes USA, Inc. *	12,137	258,639
Brunswick Corp.	30,857	2,616,365
Capri Holdings Ltd. *	53,380	2,215,270
Carter's, Inc.	16,335	1,139,693
Cavco Industries, Inc. *	3,400	1,020,748
Century Communities, Inc.	11,985	807,070
Clarus Corp.	11,806	114,872
Columbia Sportswear Co.	14,813	1,237,478
Cricut, Inc., Class A (a)	18,379	167,800
Crocs, Inc. *	26,293	3,251,655
Crown Crafts, Inc.	5,621	31,028
Culp, Inc. *	2,586	14,120
D.R. Horton, Inc.	132,639	14,566,415
Deckers Outdoor Corp. *	11,311	5,421,815
Delta Apparel, Inc. *	1,907	21,721
Dream Finders Homes, Inc., Class A *	8,602	131,180
Escalade, Inc.	3,803	57,501
Ethan Allen Interiors, Inc.	9,223	257,598
Flexsteel Industries, Inc.	2,656	46,055
Fossil Group, Inc. *	19,967	67,089
Garmin Ltd.	65,222	6,402,844
G-III Apparel Group Ltd. *	17,626	276,728
GoPro, Inc., Class A *	54,737	234,274
Green Brick Partners, Inc. *	12,016	447,836
Hamilton Beach Brands Holding Co., Class A	3,706	37,097
Hanesbrands, Inc.	148,070	775,887
Hasbro, Inc.	55,345	3,277,531
Helen of Troy Ltd. *	10,307	1,034,204
Hooker Furnishings Corp.	5,571	88,078
Hovnanian Enterprises, Inc., Class A *	2,021	149,089
Installed Building Products, Inc.	9,861	1,225,426
iRobot Corp. *	11,608	456,543
JAKKS Pacific, Inc. *	3,907	87,517
Johnson Outdoors, Inc., Class A	2,060	119,480
KB Home	35,481	1,554,777
Kontoor Brands, Inc.	20,786	938,904
Lakeland Industries, Inc.	3,608	43,476
Landsea Homes Corp. *	6,542	43,177
Latham Group, Inc. *	20,641	49,745
La-Z-Boy, Inc.	19,021	546,473
Legacy Housing Corp. *	2,853	61,625
Leggett & Platt, Inc.	56,790	1,834,885
Lennar Corp., Class A	112,980	12,745,274
Levi Strauss & Co., Class A	40,543	586,252
LGI Homes, Inc. *	8,767	1,041,520
Lifetime Brands, Inc.	5,690	27,881
Live Ventures, Inc. *	537	17,050
Lululemon Athletica, Inc. *	49,480	18,798,936
M.D.C. Holdings, Inc.	24,891	1,019,784
M/I Homes, Inc. *	11,449	774,410
Malibu Boats, Inc., Class A *	8,904	505,302
Marine Products Corp.	5,165	71,122
MasterCraft Boat Holdings, Inc. *	7,841	229,506
Mattel, Inc. *	151,091	2,719,638
Meritage Homes Corp.	15,385	1,970,049
Mohawk Industries, Inc. *	22,550	2,388,045
Movado Group, Inc.	6,936	177,700
Nautilus, Inc. *	11,457	15,238
Newell Brands, Inc.	164,997	2,004,714
NIKE, Inc., Class B	529,997	67,161,220
NVR, Inc. *	1,285	7,504,400
Oxford Industries, Inc.	6,214	641,223
Peloton Interactive, Inc., Class A *	139,517	1,238,911
PLBY Group, Inc. *(a)	26,704	44,596
Polaris, Inc.	23,112	2,511,119
PulteGroup, Inc.	96,373	6,471,447
See financial notes
74Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Purple Innovation, Inc.	27,507	81,696
PVH Corp.	26,860	2,304,857
Ralph Lauren Corp.	17,440	2,001,938
Rocky Brands, Inc.	2,880	84,154
Skechers U.S.A., Inc., Class A *	57,348	3,050,340
Skyline Champion Corp. *	22,375	1,659,554
Smith & Wesson Brands, Inc.	26,697	320,898
Snap One Holdings Corp. *	8,443	82,404
Solo Brands, Inc., Class A *	6,658	53,197
Sonos, Inc. *	54,410	1,150,227
Steven Madden Ltd.	31,311	1,097,137
Sturm, Ruger & Co., Inc.	7,246	417,080
Superior Group of Cos., Inc.	5,398	42,104
Tapestry, Inc.	100,041	4,082,673
Taylor Morrison Home Corp. *	46,041	1,983,907
Tempur Sealy International, Inc.	72,668	2,722,870
The Lovesac Co. *	6,938	182,400
Toll Brothers, Inc.	43,651	2,789,735
TopBuild Corp. *	13,603	3,067,204
Topgolf Callaway Brands Corp. *	58,903	1,305,880
Traeger, Inc. *	23,917	72,708
Tri Pointe Homes, Inc. *	43,323	1,242,504
Tupperware Brands Corp. *	18,352	22,940
Under Armour, Inc., Class A *	88,754	787,248
Under Armour, Inc., Class C *	81,322	653,829
Unifi, Inc. *	5,875	51,582
Universal Electronics, Inc. *	5,590	56,179
Vera Bradley, Inc. *	11,087	58,096
VF Corp.	144,321	3,392,987
Vista Outdoor, Inc. *	23,977	577,846
Vizio Holding Corp., Class A *	23,851	204,403
VOXX International Corp. *	5,522	70,516
Vuzix Corp. *(a)	26,677	107,242
Whirlpool Corp.	23,160	3,232,904
Wolverine World Wide, Inc.	33,611	562,648
YETI Holdings, Inc. *	36,886	1,455,153
		225,779,036

Consumer Services 2.5%
2U, Inc. *	34,892	193,302
Accel Entertainment, Inc. *	23,774	210,400
ADT, Inc.	88,932	595,844
Adtalem Global Education, Inc. *	19,592	794,847
Airbnb, Inc., Class A *	170,116	20,357,782
American Public Education, Inc. *	7,053	40,202
Aramark	110,690	3,840,943
Bally's Corp. *	11,844	203,717
Biglari Holdings, Inc., Class B *	514	89,025
BJ's Restaurants, Inc. *	10,196	331,778
Bloomin' Brands, Inc.	36,977	915,920
Bluegreen Vacations Holding Corp.	3,499	100,736
Booking Holdings, Inc. *	16,505	44,337,547
Bowlero Corp. *	15,311	224,000
Boyd Gaming Corp.	33,374	2,316,156
Bright Horizons Family Solutions, Inc. *	24,488	1,864,027
Brinker International, Inc. *	18,764	749,059
Caesars Entertainment, Inc. *	91,623	4,149,606
Canterbury Park Holding Corp.	1,452	32,670
Carnival Corp. *	427,125	3,933,821
Carriage Services, Inc.	5,752	165,140
Carrols Restaurant Group, Inc. *	10,728	41,303
Century Casinos, Inc. *	13,792	97,096
Chegg, Inc. *	54,210	974,696
Chipotle Mexican Grill, Inc. *	11,780	24,356,564
Choice Hotels International, Inc.	11,733	1,496,192
Churchill Downs, Inc.	13,938	4,077,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Chuy's Holdings, Inc. *	7,252	252,950
Coursera, Inc. *	35,520	441,869
Cracker Barrel Old Country Store, Inc.	9,479	1,006,291
Darden Restaurants, Inc.	51,757	7,863,441
Dave & Buster's Entertainment, Inc. *	17,690	627,287
Denny's Corp. *	24,016	269,219
Dine Brands Global, Inc.	6,725	436,654
Domino’s Pizza, Inc.	15,044	4,776,019
DoorDash, Inc., Class A *	111,950	6,850,220
DraftKings, Inc., Class A *	190,850	4,181,523
Duolingo, Inc. *	10,787	1,468,758
Dutch Bros, Inc., Class A *(a)	12,528	390,247
El Pollo Loco Holdings, Inc.	9,086	84,682
European Wax Center, Inc., Class A *	12,585	237,101
Everi Holdings, Inc. *	38,486	584,987
Expedia Group, Inc. *	62,889	5,909,050
F45 Training Holdings, Inc. *	21,969	18,676
Fiesta Restaurant Group, Inc. *	9,485	76,165
First Watch Restaurant Group, Inc. *	4,397	70,704
Frontdoor, Inc. *	34,366	940,254
Full House Resorts, Inc. *	15,255	107,395
GAN Ltd. *	31,476	52,250
Global Business Travel Group I *	6,663	40,977
Golden Entertainment, Inc. *	9,398	396,220
Graham Holdings Co., Class B	1,610	926,668
Grand Canyon Education, Inc. *	13,052	1,549,272
H&R Block, Inc.	64,668	2,192,892
Hall of Fame Resort & Entertainment Co. *(a)	3,097	25,890
Hilton Grand Vacations, Inc. *	34,004	1,455,371
Hilton Worldwide Holdings, Inc.	113,918	16,406,470
Hyatt Hotels Corp., Class A *	20,329	2,323,605
Inspired Entertainment, Inc. *	10,938	140,006
Jack in the Box, Inc.	8,574	794,724
Krispy Kreme, Inc.	28,002	430,671
Kura Sushi USA, Inc., Class A *	1,489	102,622
Las Vegas Sands Corp. *	139,487	8,906,245
Laureate Education, Inc.	56,072	694,732
Life Time Group Holdings, Inc. *	24,073	500,478
Light & Wonder, Inc. *	39,704	2,393,754
Lincoln Educational Services Corp. *	10,639	62,025
Lindblad Expeditions Holdings, Inc. *	13,166	148,907
Marriott International, Inc., Class A	114,557	19,399,082
Marriott Vacations Worldwide Corp.	16,150	2,173,144
McDonald’s Corp.	311,623	92,162,502
Membership Collective Group, Inc., Class A *	16,810	109,769
MGM Resorts International	133,596	6,001,132
Mister Car Wash, Inc. *	34,014	300,003
Monarch Casino & Resort, Inc.	5,776	400,623
Nathan's Famous, Inc.	1,235	92,193
Nerdy, Inc. *	26,826	106,499
Noodles & Co. *	16,309	80,566
Norwegian Cruise Line Holdings Ltd. *	186,125	2,484,769
OneSpaWorld Holdings Ltd. *	25,869	310,428
Papa John's International, Inc.	13,521	1,011,236
Penn Entertainment, Inc. *	66,091	1,968,851
Perdoceo Education Corp. *	27,649	358,884
Planet Fitness, Inc., Class A *	35,586	2,958,620
Playa Hotels & Resorts N.V. *	56,702	527,896
PlayAGS, Inc. *	10,629	56,121
Portillo's, Inc., Class A *	18,362	396,986
Potbelly Corp. *	11,690	122,511
RCI Hospitality Holdings, Inc.	3,668	274,733
Red Robin Gourmet Burgers, Inc. *	6,715	87,765
Red Rock Resorts, Inc., Class A	20,415	996,252
Rover Group, Inc. *	43,669	197,821
Royal Caribbean Cruises Ltd. *	93,550	6,120,976
See financial notes
Schwab Equity Index Funds | Semiannual Report75

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Street Interactive, Inc. *	20,546	63,898
Ruth's Hospitality Group, Inc.	13,860	223,978
Sabre Corp. *	140,098	560,392
SeaWorld Entertainment, Inc. *	16,942	909,108
Service Corp. International	66,439	4,663,353
Shake Shack, Inc., Class A *	15,960	874,768
Six Flags Entertainment Corp. *	30,964	751,496
Sonder Holdings, Inc. *	52,572	21,560
Starbucks Corp.	488,963	55,883,581
Strategic Education, Inc.	9,508	836,704
Stride, Inc. *	17,428	748,707
Sweetgreen, Inc., Class A *	30,982	245,997
Target Hospitality Corp. *	10,745	135,494
Texas Roadhouse, Inc.	28,419	3,143,710
The Beachbody Co., Inc. *	60,569	28,262
The Cheesecake Factory, Inc.	20,167	679,426
The ONE Group Hospitality, Inc. *	12,060	94,430
The Wendy's Co.	75,807	1,675,335
Travel & Leisure Co.	34,458	1,318,708
Udemy, Inc. *	27,212	247,357
Universal Technical Institute, Inc. *	13,710	96,793
Vacasa, Inc., Class A *	39,127	31,169
Vail Resorts, Inc.	17,162	4,127,804
Wingstop, Inc.	12,709	2,543,198
WW International, Inc. *	22,549	188,284
Wyndham Hotels & Resorts, Inc.	37,342	2,547,471
Wynn Resorts Ltd. *	43,829	5,008,778
Xponential Fitness, Inc., Class A *	9,583	317,006
Yum! Brands, Inc.	119,298	16,770,913
		436,063,969

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	68,521	1,432,089
BJ's Wholesale Club Holdings, Inc. *	57,774	4,412,200
Casey's General Stores, Inc.	16,210	3,709,172
Costco Wholesale Corp.	188,804	95,009,949
Dollar General Corp.	95,410	21,129,499
Dollar Tree, Inc. *	89,089	13,693,870
Grocery Outlet Holding Corp. *	37,921	1,129,287
HF Foods Group, Inc. *	16,494	64,657
Ingles Markets, Inc., Class A	6,246	574,882
MedAvail Holdings, Inc. *	11,882	2,436
Natural Grocers by Vitamin Cottage, Inc.	4,452	48,037
Performance Food Group Co. *	66,313	4,157,162
PriceSmart, Inc.	10,701	788,450
SpartanNash Co.	15,368	376,823
Sprouts Farmers Market, Inc. *	45,293	1,569,855
Sysco Corp.	215,873	16,566,094
Target Corp.	196,525	31,001,819
The Andersons, Inc.	12,958	579,223
The Chefs' Warehouse, Inc. *	14,908	495,840
The Kroger Co.	277,249	13,482,619
U.S. Foods Holding Corp. *	86,911	3,337,382
United Natural Foods, Inc. *	25,620	698,657
Village Super Market, Inc., Class A	2,371	51,901
Walgreens Boots Alliance, Inc.	304,762	10,742,861
Walmart, Inc.	596,647	90,075,798
Weis Markets, Inc.	7,027	579,657
		315,710,219

Energy 4.6%
Adams Resources & Energy, Inc.	794	30,251
Aemetis, Inc. *(a)	14,199	31,522
American Resources Corp. *	17,208	19,101
Amplify Energy Corp. *	16,372	113,131
SECURITY	NUMBER OF SHARES	VALUE ($)
Antero Midstream Corp.	143,531	1,544,394
Antero Resources Corp. *	116,955	2,688,795
APA Corp.	136,627	5,034,705
Arch Resources, Inc.	7,593	928,244
Archrock, Inc.	57,597	592,673
Baker Hughes Co.	427,693	12,505,743
Berry Corp.	27,783	212,262
Bristow Group, Inc. *	9,727	217,593
Cactus, Inc., Class A	27,202	1,101,137
California Resources Corp.	31,211	1,264,045
Callon Petroleum Co. *	21,358	707,804
Centrus Energy Corp., Class A *	4,789	140,318
ChampionX Corp.	84,168	2,279,269
Cheniere Energy, Inc.	106,264	16,258,392
Chesapeake Energy Corp.	45,385	3,752,432
Chevron Corp.	757,095	127,631,075
Chord Energy Corp.	18,002	2,562,225
Civitas Resources, Inc.	22,016	1,520,205
Clean Energy Fuels Corp. *	78,451	334,986
CNX Resources Corp. *	73,402	1,139,933
Comstock Resources, Inc.	38,848	446,752
ConocoPhillips	520,807	53,585,832
CONSOL Energy, Inc.	13,692	812,483
Core Laboratories N.V.	19,266	433,678
Coterra Energy, Inc.	335,575	8,590,720
Crescent Energy Co., Class A	16,190	188,128
CVR Energy, Inc.	11,947	314,684
Delek US Holdings, Inc.	29,062	632,098
Denbury, Inc. *	21,107	1,970,972
Devon Energy Corp.	277,997	14,853,380
Diamond Offshore Drilling, Inc. *	43,981	505,342
Diamondback Energy, Inc.	78,200	11,120,040
DMC Global, Inc. *	8,614	163,149
Dorian LPG Ltd.	14,057	312,347
Dril-Quip, Inc. *	14,876	405,817
DTE Midstream LLC *	42,914	2,114,373
Earthstone Energy, Inc., Class A *	15,789	214,099
Empire Petroleum Corp. *	3,665	39,765
Enviva, Inc.	13,692	294,378
EOG Resources, Inc.	250,286	29,901,668
Epsilon Energy Ltd.	5,425	29,078
EQT Corp.	156,175	5,441,137
Equitrans Midstream Corp.	186,653	961,263
Evolution Petroleum Corp.	11,036	72,727
Excelerate Energy, Inc., Class A	7,154	153,811
Expro Group Holdings N.V. *	29,238	581,544
Exxon Mobil Corp.	1,752,993	207,449,192
Forum Energy Technologies, Inc. *	1,428	31,644
Geospace Technologies Corp. *	3,725	26,895
Gevo, Inc. *	101,823	118,115
Granite Ridge Resources, Inc.	7,482	42,498
Green Plains, Inc. *	25,362	866,620
Gulf Island Fabrication, Inc. *	6,007	20,904
Gulfport Energy Corp. *	4,920	445,063
Hallador Energy Co. *	10,747	86,406
Halliburton Co.	387,684	12,696,651
Helix Energy Solutions Group, Inc. *	60,683	439,952
Helmerich & Payne, Inc.	44,341	1,470,348
Hess Corp.	118,812	17,234,869
HF Sinclair Corp.	57,081	2,517,843
HighPeak Energy, Inc. (a)	5,507	108,818
Houston American Energy Corp. *	4,107	9,241
Independence Contract Drilling, Inc. *	7,301	22,341
International Seaways, Inc.	16,766	667,622
Kinder Morgan, Inc.	841,462	14,431,073
Kinetik Holdings, Inc.	8,914	274,551
KLX Energy Services Holdings, Inc. *	4,291	42,781
Kosmos Energy Ltd. *	192,252	1,230,413
See financial notes
76Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Energy, Inc.	64,955	832,074
Lightbridge Corp. *	5,562	20,413
Magnolia Oil & Gas Corp., Class A	70,978	1,499,055
Mammoth Energy Services, Inc. *	10,739	39,627
Marathon Oil Corp.	270,314	6,530,786
Marathon Petroleum Corp.	193,098	23,557,956
Matador Resources Co.	47,683	2,337,897
Murphy Oil Corp.	61,730	2,266,108
Nabors Industries Ltd. *	3,829	381,904
NACCO Industries, Inc., Class A	1,966	71,012
Natural Gas Services Group, Inc. *	4,213	43,394
New Fortress Energy, Inc.	20,475	620,188
Newpark Resources, Inc. *	32,811	131,244
NextDecade Corp. *	23,217	144,642
NexTier Oilfield Solutions, Inc. *	68,372	552,446
Nine Energy Service, Inc. *	5,821	22,469
Noble Corp. plc *	41,470	1,594,521
Northern Oil and Gas, Inc.	31,578	1,047,442
NOV, Inc.	166,879	2,795,223
Occidental Petroleum Corp.	309,850	19,065,070
Oceaneering International, Inc. *	43,414	769,730
Oil States International, Inc. *	29,052	204,526
ONEOK, Inc.	190,064	12,432,086
Overseas Shipholding Group, Inc., Class A *	30,088	115,538
Ovintiv, Inc.	104,626	3,774,906
Par Pacific Holdings, Inc. *	23,324	546,481
Patterson-UTI Energy, Inc.	91,756	1,026,750
PBF Energy, Inc., Class A	48,591	1,693,882
PDC Energy, Inc.	39,006	2,537,340
Peabody Energy Corp. *	49,804	1,196,292
Permian Resources Corp.	99,255	1,037,215
Phillips 66	198,405	19,642,095
PHX Minerals, Inc.	5,803	15,726
Pioneer Natural Resources Co.	101,302	22,038,251
PrimeEnergy Resources Corp. *	362	31,271
Profire Energy, Inc. *	27,669	32,096
ProFrac Holding Corp., Class A *	13,542	151,670
ProPetro Holding Corp. *	39,887	276,816
Range Resources Corp.	103,282	2,731,809
Ranger Energy Services, Inc. *	5,075	56,840
Ranger Oil Corp., Class A	8,409	346,451
REX American Resources Corp. *	6,150	173,984
Riley Exploration Permian, Inc.	1,796	75,450
Ring Energy, Inc. *	39,328	71,184
RPC, Inc.	36,343	268,575
SandRidge Energy, Inc. *	12,685	179,746
Schlumberger Ltd.	605,646	29,888,630
SEACOR Marine Holdings, Inc. *	10,252	85,502
Select Energy Services, Inc., Class A	37,795	280,817
SilverBow Resources, Inc. *	5,751	137,161
Sitio Royalties Corp., Class A	31,472	799,074
SM Energy Co.	52,363	1,470,353
Smart Sand, Inc. *	17,439	29,995
Solaris Oilfield Infrastructure, Inc., Class A	15,678	120,407
Southwestern Energy Co. *	469,486	2,436,632
Talos Energy, Inc. *	27,180	370,463
Targa Resources Corp.	97,403	7,356,849
TechnipFMC plc *	189,098	2,588,752
Tellurian, Inc. *	238,073	338,064
TETRA Technologies, Inc. *	48,733	138,889
Texas Pacific Land Corp.	2,620	3,871,443
The Williams Cos., Inc.	520,019	15,735,775
Tidewater, Inc. *	21,331	960,535
Transocean Ltd. *	283,753	1,674,143
Uranium Energy Corp. *	155,668	406,293
US Silica Holdings, Inc. *	33,313	434,735
SECURITY	NUMBER OF SHARES	VALUE ($)
VAALCO Energy, Inc.	43,433	185,893
Valaris Ltd. *	25,693	1,541,580
Valero Energy Corp.	164,117	18,819,296
Vertex Energy, Inc. *	25,874	204,405
Vital Energy, Inc. *	7,011	326,222
Vitesse Energy, Inc.	9,069	166,870
W&T Offshore, Inc. *	41,992	183,505
Weatherford International plc *	27,290	1,763,753
World Fuel Services Corp.	25,958	613,647
		804,893,204

Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	40,417	546,034
Agree Realty Corp.	37,516	2,550,713
Alexander & Baldwin, Inc.	30,000	576,900
Alexander's, Inc.	964	179,371
Alexandria Real Estate Equities, Inc.	67,781	8,417,045
Alpine Income Property Trust, Inc.	4,623	74,338
American Assets Trust, Inc.	21,772	396,250
American Homes 4 Rent, Class A	130,664	4,345,885
American Tower Corp.	198,338	40,538,304
Americold Realty Trust, Inc.	114,156	3,377,876
Apartment Income REIT Corp.	63,306	2,341,056
Apartment Investment & Management Co., Class A	64,227	502,897
Apple Hospitality REIT, Inc.	90,111	1,341,753
Armada Hoffler Properties, Inc.	28,123	329,602
Ashford Hospitality Trust, Inc. *	20,431	69,465
AvalonBay Communities, Inc.	59,514	10,734,540
Bluerock Homes Trust, Inc. *	1,536	30,351
Boston Properties, Inc.	62,359	3,327,476
Braemar Hotels & Resorts, Inc.	24,766	94,111
Brandywine Realty Trust	78,926	310,179
Brixmor Property Group, Inc.	127,321	2,715,757
Broadstone Net Lease, Inc.	72,575	1,173,538
BRT Apartments Corp.	5,530	95,835
Camden Property Trust	46,990	5,171,249
CareTrust REIT, Inc.	42,114	820,802
CBL & Associates Properties, Inc.	10,443	241,547
Centerspace	6,268	353,390
Chatham Lodging Trust	21,672	221,921
City Office REIT, Inc.	16,407	95,489
Clipper Realty, Inc.	5,283	27,736
Community Healthcare Trust, Inc.	10,035	359,153
Corporate Office Properties Trust	47,650	1,090,709
Cousins Properties, Inc.	64,055	1,397,040
Creative Media & Community Trust Corp.	3,238	14,506
Crown Castle, Inc.	184,753	22,741,247
CTO Realty Growth, Inc.	7,821	131,706
CubeSmart	95,432	4,341,202
DiamondRock Hospitality Co.	88,294	716,064
Digital Realty Trust, Inc.	123,357	12,230,847
Diversified Healthcare Trust	100,000	91,340
Douglas Emmett, Inc.	76,519	985,565
Easterly Government Properties, Inc.	38,052	535,392
EastGroup Properties, Inc.	18,505	3,082,193
Elme Communities	36,405	627,258
Empire State Realty Trust, Inc., Class A	58,131	355,180
EPR Properties	31,758	1,332,566
Equinix, Inc.	39,427	28,548,302
Equity Commonwealth	45,821	949,411
Equity LifeStyle Properties, Inc.	74,302	5,119,408
Equity Residential	144,950	9,168,087
Essential Properties Realty Trust, Inc.	60,319	1,492,895
Essex Property Trust, Inc.	27,548	6,053,122
See financial notes
Schwab Equity Index Funds | Semiannual Report77

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Extra Space Storage, Inc.	56,926	8,655,029
Farmland Partners, Inc.	21,207	221,401
Federal Realty Investment Trust	31,134	3,078,841
First Industrial Realty Trust, Inc.	55,934	2,934,857
Four Corners Property Trust, Inc.	35,408	903,258
Franklin Street Properties Corp.	36,290	42,096
Gaming & Leisure Properties, Inc.	108,967	5,666,284
Getty Realty Corp.	17,969	598,907
Gladstone Commercial Corp.	16,360	195,338
Gladstone Land Corp.	14,746	237,558
Global Medical REIT, Inc.	26,096	242,171
Global Net Lease, Inc.	44,986	506,542
Global Self Storage, Inc.	1,987	10,134
Healthcare Realty Trust, Inc.	166,533	3,294,023
Healthpeak Properties, Inc.	232,786	5,114,308
Hersha Hospitality Trust, Class A	15,131	95,325
Highwoods Properties, Inc.	45,436	1,041,393
Host Hotels & Resorts, Inc.	303,589	4,909,034
Hudson Pacific Properties, Inc.	56,547	314,401
Independence Realty Trust, Inc.	96,227	1,602,180
Indus Realty Trust, Inc.	2,155	143,458
Industrial Logistics Properties Trust	25,951	53,459
Innovative Industrial Properties, Inc.	11,890	815,060
InvenTrust Properties Corp.	29,223	658,979
Invitation Homes, Inc.	247,270	8,251,400
Iron Mountain, Inc.	123,435	6,818,549
JBG SMITH Properties	43,361	618,761
Kilroy Realty Corp.	44,547	1,302,554
Kimco Realty Corp.	262,547	5,038,277
Kite Realty Group Trust	93,067	1,928,348
Lamar Advertising Co., Class A	36,992	3,909,315
Life Storage, Inc.	36,086	4,849,237
LTC Properties, Inc.	17,442	583,435
LXP Industrial Trust	118,079	1,109,943
Medical Properties Trust, Inc. (a)	252,804	2,217,091
Mid-America Apartment Communities, Inc.	49,091	7,550,196
Modiv, Inc., Class C	3,196	35,156
National Health Investors, Inc.	18,522	921,840
National Retail Properties, Inc.	77,626	3,376,731
National Storage Affiliates Trust	36,209	1,395,857
NETSTREIT Corp.	23,067	420,281
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	15,099	160,955
NexPoint Residential Trust, Inc.	9,644	414,017
Office Properties Income Trust	20,035	130,628
Omega Healthcare Investors, Inc.	99,238	2,655,609
One Liberty Properties, Inc.	6,163	135,709
Orion Office REIT, Inc.	24,022	147,495
Outfront Media, Inc.	61,918	1,031,554
Paramount Group, Inc.	73,678	319,026
Park Hotels & Resorts, Inc.	96,007	1,156,884
Pebblebrook Hotel Trust	56,749	807,538
Phillips Edison & Co., Inc.	49,852	1,572,332
Physicians Realty Trust	97,648	1,408,084
Piedmont Office Realty Trust, Inc., Class A	53,125	345,844
Plymouth Industrial REIT, Inc.	16,461	333,171
Postal Realty Trust, Inc., Class A	7,337	112,770
PotlatchDeltic Corp.	34,042	1,573,762
Power REIT *	1,270	3,404
Presidio Property Trust, Inc., Class A	8,865	8,252
Prologis, Inc.	393,291	49,259,698
Public Storage	67,310	19,845,007
Rayonier, Inc.	62,219	1,951,188
Realty Income Corp.	267,154	16,787,957
Regency Centers Corp.	65,417	4,018,566
Retail Opportunity Investments Corp.	53,563	697,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	80,443	4,486,306
RLJ Lodging Trust	69,831	705,293
RPT Realty	37,081	344,853
Ryman Hospitality Properties, Inc.	23,438	2,101,451
Sabra Health Care REIT, Inc.	97,971	1,116,869
Safehold, Inc.	16,148	447,609
Saul Centers, Inc.	5,768	207,821
SBA Communications Corp.	45,933	11,983,460
Service Properties Trust	70,215	615,786
Simon Property Group, Inc.	139,267	15,781,736
SITE Centers Corp.	76,787	947,552
SL Green Realty Corp. (a)	27,349	647,351
Spirit Realty Capital, Inc.	59,550	2,290,293
STAG Industrial, Inc.	76,121	2,578,218
Star Holdings *	6,000	96,840
Summit Hotel Properties, Inc.	47,221	304,103
Sun Communities, Inc.	53,385	7,416,778
Sunstone Hotel Investors, Inc.	90,577	863,199
Tanger Factory Outlet Centers, Inc.	44,779	878,116
Terreno Realty Corp.	30,960	1,906,826
The Macerich Co.	90,884	907,931
The Necessity Retail REIT, Inc.	59,439	327,509
UDR, Inc.	131,781	5,446,509
UMH Properties, Inc.	22,187	337,242
Uniti Group, Inc.	99,003	338,590
Universal Health Realty Income Trust	5,432	236,292
Urban Edge Properties	49,559	727,031
Urstadt Biddle Properties, Inc., Class A	13,664	235,294
Ventas, Inc.	171,604	8,245,572
Veris Residential, Inc. *	34,121	557,878
VICI Properties, Inc.	426,964	14,491,158
Vornado Realty Trust	68,363	1,026,129
Welltower, Inc.	202,388	16,033,177
Weyerhaeuser Co.	311,734	9,323,964
Whitestone REIT	20,066	179,591
WP Carey, Inc.	89,315	6,627,173
Xenia Hotels & Resorts, Inc.	48,753	617,213
		510,281,699

Financial Services 7.8%
Acacia Research Corp. *	18,555	71,437
ACRES Commercial Realty Corp.	3,144	27,793
AFC Gamma, Inc.	5,432	65,836
Affiliated Managers Group, Inc.	15,999	2,309,936
Affirm Holdings, Inc. *	92,102	908,126
AG Mortgage Investment Trust, Inc.	10,503	58,292
AGNC Investment Corp.	244,306	2,421,072
Alerus Financial Corp.	6,417	92,341
Ally Financial, Inc.	127,511	3,363,740
AlTi Global, Inc. *(a)	9,783	60,361
A-Mark Precious Metals, Inc.	8,142	291,484
American Express Co.	253,375	40,879,522
Ameriprise Financial, Inc.	44,935	13,710,567
Angel Oak Mortgage, Inc. (a)	9,942	76,852
Annaly Capital Management, Inc.	198,438	3,964,791
Apollo Commercial Real Estate Finance, Inc.	64,267	650,382
Apollo Global Management, Inc.	186,635	11,830,793
Arbor Realty Trust, Inc. (a)	72,905	836,220
Ares Commercial Real Estate Corp.	22,535	194,026
Ares Management Corp., Class A	66,449	5,820,268
Arlington Asset Investment Corp., Class A *	17,051	44,503
ARMOUR Residential REIT, Inc.	73,989	377,344
Artisan Partners Asset Management, Inc., Class A	28,952	1,003,766
See financial notes
78Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assetmark Financial Holdings, Inc. *	9,288	284,956
Associated Capital Group, Inc., Class A	1,818	67,866
Atlanticus Holdings Corp. *	2,144	62,519
Avantax, Inc. *	16,880	428,246
AvidXchange Holdings, Inc. *	56,022	416,243
B. Riley Financial, Inc. (a)	6,796	214,074
Bakkt Holdings, Inc. *(a)	25,312	34,171
Berkshire Hathaway, Inc., Class B *	767,040	252,010,992
BGC Partners, Inc., Class A	138,704	628,329
BlackRock, Inc.	63,735	42,778,932
Blackstone Mortgage Trust, Inc., Class A	73,656	1,343,485
Blackstone, Inc.	303,313	27,094,950
Block, Inc. *	230,142	13,990,332
Blue Owl Capital, Inc.	150,995	1,700,204
BM Technologies, Inc. *	10,210	30,630
Bread Financial Holdings, Inc.	21,541	594,532
Bridge Investment Group Holdings, Inc., Class A	13,376	133,626
Brightsphere Investment Group, Inc.	14,000	316,120
BrightSpire Capital, Inc.	52,714	300,470
Broadmark Realty Capital, Inc.	60,204	295,602
Cannae Holdings, Inc. *	31,447	573,593
Cantaloupe, Inc. *	26,721	147,233
Capital One Financial Corp.	163,090	15,868,657
Cass Information Systems, Inc.	4,795	175,401
Cboe Global Markets, Inc.	45,470	6,352,159
Cherry Hill Mortgage Investment Corp. (a)	7,830	43,300
Chicago Atlantic Real Estate Finance, Inc.	418	5,919
Chimera Investment Corp.	98,492	559,434
Claros Mortgage Trust, Inc.	50,991	609,852
CME Group, Inc.	153,190	28,458,106
Cohen & Steers, Inc.	10,667	640,660
Coinbase Global, Inc., Class A *(a)	68,014	3,658,473
Consumer Portfolio Services, Inc. *	5,099	53,081
Corebridge Financial, Inc.	33,114	558,302
Credit Acceptance Corp. *	2,600	1,272,700
Curo Group Holdings Corp.	9,738	15,581
Diamond Hill Investment Group, Inc.	1,364	221,132
Discover Financial Services	113,293	11,722,427
Donnelley Financial Solutions, Inc. *	10,245	443,096
Dynex Capital, Inc.	22,582	267,822
Ellington Financial, Inc.	27,895	356,219
Ellington Residential Mortgage REIT	6,980	51,443
Enact Holdings, Inc.	11,655	281,352
Encore Capital Group, Inc. *	9,929	510,152
Enova International, Inc. *	13,316	584,839
Equitable Holdings, Inc.	146,112	3,797,451
Essent Group Ltd.	45,439	1,929,794
Euronet Worldwide, Inc. *	19,909	2,204,723
Evercore, Inc., Class A	15,127	1,725,537
EVERTEC, Inc.	27,273	946,100
EZCORP, Inc., Class A *	20,871	179,699
FactSet Research Systems, Inc.	16,269	6,697,785
Federal Agricultural Mortgage Corp., Class C	4,048	539,558
Federated Hermes, Inc.	35,927	1,487,018
Fidelity National Information Services, Inc.	254,347	14,935,256
Finance Of America Cos., Inc., Class A *	18,960	30,905
FirstCash Holdings, Inc.	15,825	1,630,450
Fiserv, Inc. *	270,665	33,053,610
FleetCor Technologies, Inc. *	31,358	6,708,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Flywire Corp. *	26,926	785,431
Focus Financial Partners, Inc., Class A *	24,470	1,270,972
Forge Global Holdings, Inc. *	45,163	60,518
Franklin BSP Realty Trust, Inc.	34,676	437,958
Franklin Resources, Inc.	121,700	3,271,296
GCM Grosvenor, Inc., Class A	19,770	159,544
Global Payments, Inc.	112,875	12,722,141
Granite Point Mortgage Trust, Inc.	23,489	104,996
Great Ajax Corp.	9,397	61,832
Green Dot Corp., Class A *	20,026	344,247
Greenhill & Co., Inc.	6,539	46,427
Guild Holdings Co., Class A *	4,604	46,132
Hamilton Lane, Inc., Class A	15,270	1,125,094
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,091	1,081,023
Heritage Global, Inc. *	7,824	22,611
Houlihan Lokey, Inc.	21,516	1,966,132
I3 Verticals, Inc., Class A *	10,325	240,056
Interactive Brokers Group, Inc., Class A	44,163	3,438,089
Intercontinental Exchange, Inc.	238,096	25,935,797
International Money Express, Inc. *	13,887	358,007
Invesco Ltd.	193,456	3,313,901
Invesco Mortgage Capital, Inc.	17,470	185,357
Jack Henry & Associates, Inc.	31,035	5,069,257
Jackson Financial, Inc., Class A	24,618	886,494
Janus Henderson Group plc	56,434	1,464,462
Jefferies Financial Group, Inc.	77,059	2,468,200
KKR & Co., Inc.	247,356	13,127,183
KKR Real Estate Finance Trust, Inc.	24,272	260,681
Ladder Capital Corp. REIT	45,751	427,772
Lazard Ltd., Class A	48,303	1,511,884
LendingClub Corp. *	46,098	330,984
LendingTree, Inc. *	4,731	112,740
loanDepot, Inc., Class A *	18,055	33,041
LPL Financial Holdings, Inc.	33,721	7,042,294
Lument Finance Trust, Inc.	24,035	44,224
MarketAxess Holdings, Inc.	16,004	5,095,193
MarketWise, Inc. *	11,705	21,537
Marqeta, Inc., Class A *	185,915	752,956
Mastercard, Inc., Class A	359,088	136,464,213
Medallion Financial Corp.	6,557	38,949
Merchants Bancorp	10,145	235,364
MFA Financial, Inc.	38,698	413,682
MGIC Investment Corp.	124,868	1,856,787
Moelis & Co., Class A	27,406	1,038,139
MoneyGram International, Inc. *	40,535	411,836
Moneylion, Inc. *	1,189	11,058
Moody's Corp.	67,256	21,059,199
Morgan Stanley	555,494	49,977,795
Morningstar, Inc.	10,717	1,910,948
Mr Cooper Group, Inc. *	29,229	1,353,303
MSCI, Inc.	34,162	16,481,457
Nasdaq, Inc.	145,722	8,068,627
Navient Corp.	42,815	708,160
Nelnet, Inc., Class A	7,716	743,051
NerdWallet, Inc., Class A *	14,084	191,120
New York Mortgage Trust, Inc.	42,047	432,246
Nexpoint Real Estate Finance, Inc.	3,199	44,530
Nicholas Financial, Inc. *	6,032	29,677
NMI Holdings, Inc., Class A *	36,089	844,483
Northern Trust Corp.	88,700	6,932,792
Ocwen Financial Corp. *	3,090	88,992
OneMain Holdings, Inc.	50,954	1,955,105
Open Lending Corp., Class A *	44,911	315,724
Oportun Financial Corp. *	13,044	53,089
Oppenheimer Holdings, Inc., Class A	3,500	130,865
See financial notes
Schwab Equity Index Funds | Semiannual Report79

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OppFi, Inc. *(a)	7,166	13,615
Orchid Island Capital, Inc. (a)	18,141	194,109
P10, Inc., Class A	14,773	152,605
Paymentus Holdings, Inc., Class A *	8,752	72,029
Payoneer Global, Inc. *	82,495	450,423
PayPal Holdings, Inc. *	482,354	36,658,904
Paysign, Inc. *	9,553	33,913
PennyMac Financial Services, Inc.	12,693	793,186
PennyMac Mortgage Investment Trust	37,798	469,829
Perella Weinberg Partners, Class A	19,698	155,614
Piper Sandler Cos.	5,914	800,992
PJT Partners, Inc., Class A	10,526	723,873
PRA Group, Inc. *	16,584	601,502
Priority Technology Holdings, Inc. *	9,469	30,395
PROG Holdings, Inc. *	21,009	635,102
Radian Group, Inc.	66,032	1,602,597
Raymond James Financial, Inc.	82,330	7,453,335
Ready Capital Corp.	41,326	443,428
Redwood Trust, Inc.	48,185	302,602
Regional Management Corp.	3,411	91,278
Remitly Global, Inc. *	42,227	709,414
Repay Holdings Corp. *	32,506	203,813
Rithm Capital Corp.	200,604	1,636,929
Robinhood Markets, Inc., Class A *	218,370	1,932,574
Rocket Cos., Inc., Class A *(a)	53,100	473,121
Ryvyl, Inc. *	10,419	6,772
S&P Global, Inc.	140,202	50,834,441
Sachem Capital Corp.	16,351	56,901
Safeguard Scientifics, Inc. *	12,218	22,237
Sculptor Capital Management, Inc.	7,668	63,874
Security National Financial Corp., Class A *	6,714	50,288
SEI Investments Co.	43,007	2,533,542
Seven Hills Realty Trust	5,666	56,037
Shift4 Payments, Inc., Class A *	22,735	1,540,751
Silvercrest Asset Management Group, Inc., Class A	3,213	60,179
SLM Corp.	102,339	1,537,132
SoFi Technologies, Inc. *	351,315	2,188,692
Starwood Property Trust, Inc.	130,555	2,335,629
State Street Corp.	149,258	10,785,383
StepStone Group, Inc., Class A	20,845	459,215
Stifel Financial Corp.	44,717	2,681,678
StoneX Group, Inc. *	7,479	733,465
Sunlight Financial Holdings, Inc. *	16,772	7,497
SWK Holdings Corp. *	1,451	25,436
Synchrony Financial	185,436	5,472,216
T. Rowe Price Group, Inc.	95,348	10,710,441
TFS Financial Corp.	19,389	233,444
The Bank of New York Mellon Corp.	313,667	13,359,077
The Carlyle Group, Inc.	93,095	2,823,571
The Charles Schwab Corp. (d)	644,537	33,670,613
The Goldman Sachs Group, Inc.	144,029	49,465,320
The Western Union Co.	159,563	1,744,024
Toast, Inc., Class A *	132,155	2,405,221
TPG RE Finance Trust, Inc.	24,952	177,908
TPG, Inc.	21,577	625,086
Tradeweb Markets, Inc., Class A	47,370	3,335,322
Two Harbors Investment Corp.	41,603	579,530
U.S. Global Investors, Inc., Class A	6,234	16,956
Upstart Holdings, Inc. *(a)	30,973	430,525
Usio, Inc. *	17,787	32,372
UWM Holdings Corp. (a)	43,383	260,298
Velocity Financial, Inc. *	8,532	77,812
Victory Capital Holdings, Inc., Class A	11,391	347,881
Virtu Financial, Inc., Class A	39,712	796,226
Virtus Investment Partners, Inc.	2,899	528,227
Visa, Inc., Class A	691,656	160,969,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	42,516	3,251,624
Walker & Dunlop, Inc.	13,123	883,309
Waterstone Financial, Inc.	8,861	122,725
Western Asset Mortgage Capital Corp.	2,307	20,440
Westwood Holdings Group, Inc.	2,653	32,552
WEX, Inc. *	18,573	3,293,921
WisdomTree, Inc.	44,670	278,741
World Acceptance Corp. *	1,349	136,114
		1,357,195,235

Food, Beverage & Tobacco 3.4%
22nd Century Group, Inc. *	102,448	72,779
Alico, Inc.	2,213	52,138
Altria Group, Inc.	761,408	36,174,494
AppHarvest, Inc. *	23,167	10,752
Archer-Daniels-Midland Co.	233,274	18,214,034
B&G Foods, Inc.	31,414	503,881
Benson Hill, Inc. *	52,088	55,213
Beyond Meat, Inc. *(a)	25,353	343,280
Brookfield Realty Capital Corp., Class A *(a)	18,823	98,068
Brown-Forman Corp., Class A	23,920	1,575,850
Brown-Forman Corp., Class B	77,574	5,049,292
Bunge Ltd.	64,299	6,018,386
Calavo Growers, Inc.	7,291	233,020
Cal-Maine Foods, Inc.	15,947	757,483
Campbell Soup Co.	85,463	4,640,641
Celsius Holdings, Inc. *	17,321	1,655,368
Coca-Cola Consolidated, Inc.	1,931	1,138,247
Conagra Brands, Inc.	202,518	7,687,583
Constellation Brands, Inc., Class A	69,077	15,851,099
Darling Ingredients, Inc. *	69,282	4,127,129
Farmer Brothers Co. *	11,781	33,576
Flowers Foods, Inc.	82,246	2,262,587
Fresh Del Monte Produce, Inc.	13,508	387,815
Freshpet, Inc. *	20,176	1,391,539
General Mills, Inc.	251,369	22,278,834
Hormel Foods Corp.	123,398	4,990,215
Hostess Brands, Inc. *	57,228	1,474,193
Ingredion, Inc.	27,874	2,959,383
J&J Snack Foods Corp.	6,454	988,753
John B. Sanfilippo & Son, Inc.	3,955	411,122
Kellogg Co.	110,261	7,692,910
Keurig Dr Pepper, Inc.	361,840	11,832,168
Lamb Weston Holdings, Inc.	61,457	6,871,507
Lancaster Colony Corp.	8,392	1,754,935
Lifecore Biomedical, Inc. *	10,427	44,315
Limoneira Co.	7,226	120,746
MamaMancini's Holdings, Inc. *	21,021	42,883
McCormick & Co., Inc. - Non Voting Shares	106,649	9,369,115
MGP Ingredients, Inc.	6,516	642,999
Mission Produce, Inc. *	18,304	208,483
Molson Coors Beverage Co., Class B	79,843	4,749,062
Mondelez International, Inc., Class A	579,550	44,463,076
Monster Beverage Corp. *	325,193	18,210,808
National Beverage Corp. *	9,990	496,503
PepsiCo, Inc.	586,079	111,876,620
Philip Morris International, Inc.	659,942	65,974,402
Pilgrim's Pride Corp. *	18,335	418,221
Post Holdings, Inc. *	22,833	2,066,158
Seaboard Corp.	109	429,577
Seneca Foods Corp., Class A *	2,612	124,331
Sovos Brands, Inc. *	15,349	263,235
Splash Beverage Group, Inc. *	20,360	23,414
Tattooed Chef, Inc. *	25,902	39,889
See financial notes
80Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Boston Beer Co., Inc., Class A *	4,028	1,278,930
The Coca-Cola Co.	1,656,194	106,244,845
The Duckhorn Portfolio, Inc. *	19,046	287,595
The Hain Celestial Group, Inc. *	38,429	689,032
The Hershey Co.	62,467	17,057,239
The JM Smucker Co.	45,688	7,054,684
The Kraft Heinz Co.	338,572	13,295,722
The Real Good Food Co., Inc. *	3,502	13,763
The Simply Good Foods Co. *	36,026	1,310,266
The Vita Coco Co., Inc. *	10,382	224,770
Tootsie Roll Industries, Inc.	7,422	303,428
TreeHouse Foods, Inc. *	21,142	1,125,811
Turning Point Brands, Inc.	6,017	143,144
Tyson Foods, Inc., Class A	121,771	7,609,470
Universal Corp.	10,446	573,381
Utz Brands, Inc.	27,580	521,538
Vector Group Ltd.	56,584	720,880
Vital Farms, Inc. *	11,214	144,436
Westrock Coffee Co. *	5,798	70,910
Whole Earth Brands, Inc. *	12,768	30,643
Zevia PBC, Class A *	20,011	70,239
		587,922,837

Health Care Equipment & Services 6.0%
23andMe Holding Co., Class A *	128,087	252,331
Abbott Laboratories	741,697	81,935,268
Acadia Healthcare Co., Inc. *	38,520	2,784,611
Accelerate Diagnostics, Inc. *	30,507	26,895
Accolade, Inc. *	26,536	359,032
Accuray, Inc. *	36,635	122,361
AdaptHealth Corp. *	32,364	384,484
Addus HomeCare Corp. *	7,000	572,180
Agiliti, Inc. *	14,918	249,429
agilon health, Inc. *	83,490	2,026,302
AirSculpt Technologies, Inc. (a)	4,242	20,786
Akili, Inc., Class A *	8,840	9,370
Akumin, Inc. *	29,384	18,306
Align Technology, Inc. *	30,874	10,043,312
Alignment Healthcare, Inc. *	33,563	211,111
Alphatec Holdings, Inc. *	29,499	425,966
Amedisys, Inc. *	13,758	1,104,767
American Well Corp., Class A *	105,430	230,892
AmerisourceBergen Corp.	69,019	11,515,820
AMN Healthcare Services, Inc. *	18,563	1,602,915
AngioDynamics, Inc. *	16,851	140,200
Apollo Medical Holdings, Inc. *	17,158	608,937
Apyx Medical Corp. *	12,488	42,459
Artivion, Inc. *	17,724	245,832
Asensus Surgical, Inc. *	88,725	56,784
AtriCure, Inc. *	20,192	888,246
Atrion Corp.	563	346,414
Augmedix, Inc. *(a)	20,489	61,672
Avanos Medical, Inc. *	19,723	582,617
Aveanna Healthcare Holdings, Inc. *	23,737	29,197
AxoGen, Inc. *	16,795	151,491
Axonics, Inc. *	20,994	1,206,315
Baxter International, Inc.	217,013	10,347,180
Becton, Dickinson & Co.	120,866	31,946,092
Beyond Air, Inc. *	14,110	82,261
Biodesix, Inc. *	20,622	35,676
Biotricity, Inc. *	16,000	8,398
Bioventus, Inc., Class A *	16,149	16,311
Boston Scientific Corp. *	609,230	31,753,068
Brookdale Senior Living, Inc. *	79,540	341,227
Butterfly Network, Inc. *(a)	62,200	134,352
Cardinal Health, Inc.	109,519	8,991,510
CareCloud, Inc. *	10,649	34,822
SECURITY	NUMBER OF SHARES	VALUE ($)
CareMax, Inc. *	30,662	77,268
Castle Biosciences, Inc. *	11,444	258,978
Centene Corp. *	235,277	16,217,644
Certara, Inc. *	45,805	1,107,107
Cerus Corp. *	76,254	176,147
Chemed Corp.	6,309	3,477,836
Cigna Corp.	127,270	32,236,218
ClearPoint Neuro, Inc. *	10,369	109,082
Clover Health Investments Corp. *	144,282	106,567
Co-Diagnostics, Inc. *	11,070	15,277
Community Health Systems, Inc. *	51,561	326,897
Computer Programs & Systems, Inc. *	6,539	169,229
CONMED Corp.	13,083	1,642,832
CorVel Corp. *	3,981	804,281
Cross Country Healthcare, Inc. *	14,884	327,150
Cue Health, Inc. *	41,972	33,028
Cutera, Inc. *	7,952	181,306
CVRx, Inc. *	3,468	40,368
CVS Health Corp.	546,918	40,094,559
CytoSorbents Corp. *	15,994	39,185
DarioHealth Corp. *	10,290	34,677
DaVita, Inc. *	23,580	2,130,689
Definitive Healthcare Corp. *	15,392	164,694
Delcath Systems, Inc. *	6,977	40,118
Dentsply Sirona, Inc.	91,311	3,828,670
DexCom, Inc. *	165,026	20,024,255
DocGo, Inc. *	34,222	290,887
Doximity, Inc., Class A *	50,729	1,864,291
Edwards Lifesciences Corp. *	264,112	23,236,574
ElectroCore, Inc. *	3,035	18,424
Electromed, Inc. *	3,594	39,354
Elevance Health, Inc.	101,733	47,677,170
Embecta Corp.	24,775	687,506
Encompass Health Corp.	42,330	2,715,470
Enhabit, Inc. *	20,321	248,932
Enovis Corp. *	20,451	1,191,271
Envista Holdings Corp. *	69,423	2,672,091
enVVeno Medical Corp. *	2,462	9,922
Enzo Biochem, Inc. *	13,471	34,082
Evolent Health, Inc., Class A *	38,937	1,417,696
Figs, Inc., Class A *	52,953	381,262
FONAR Corp. *	3,312	52,247
Forian, Inc. *	7,513	19,985
Fulgent Genetics, Inc. *	8,120	240,108
GE Healthcare, Inc. *	154,867	12,596,882
GeneDx Holdings Corp. *	252,464	69,074
Glaukos Corp. *	20,229	961,080
Globus Medical, Inc., Class A *	33,197	1,930,074
Great Elm Group, Inc. *	9,772	19,642
Guardant Health, Inc. *	44,014	992,956
Haemonetics Corp. *	21,471	1,797,337
HCA Healthcare, Inc.	90,346	25,959,116
Health Catalyst, Inc. *	24,057	303,118
HealthEquity, Inc. *	36,071	1,927,995
HealthStream, Inc.	10,873	267,911
Henry Schein, Inc. *	57,803	4,671,060
Heska Corp. *	4,387	513,981
Hims & Hers Health, Inc. *	50,464	584,878
Hologic, Inc. *	104,732	9,007,999
Humana, Inc.	53,266	28,257,080
Hyperfine, Inc. *	14,647	20,652
ICAD, Inc. *	9,349	13,556
ICU Medical, Inc. *	8,585	1,623,767
IDEXX Laboratories, Inc. *	35,400	17,422,464
Inari Medical, Inc. *	20,488	1,360,813
InfuSystem Holdings, Inc. *	10,655	99,837
Innovage Holding Corp. *	7,015	42,862
Inogen, Inc. *	10,293	137,000
See financial notes
Schwab Equity Index Funds | Semiannual Report81

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inspire Medical Systems, Inc. *	12,338	3,302,019
Insulet Corp. *	29,508	9,384,724
Integer Holdings Corp. *	14,115	1,162,370
Integra LifeSciences Holdings Corp. *	30,669	1,696,609
Intuitive Surgical, Inc. *	149,479	45,026,064
iRadimed Corp.	3,278	136,463
iRhythm Technologies, Inc. *	12,881	1,692,563
Know Labs, Inc. *	35,048	31,894
KORU Medical Systems, Inc. *	12,813	57,274
Laboratory Corp. of America Holdings	37,634	8,532,004
Lantheus Holdings, Inc. *	29,308	2,504,369
LeMaitre Vascular, Inc.	8,388	452,952
LifeMD, Inc. *	20,209	33,547
LifeStance Health Group, Inc. *	40,123	327,002
LivaNova plc *	22,985	1,100,982
Masimo Corp. *	20,548	3,886,449
McKesson Corp.	58,338	21,249,033
Medtronic plc	566,603	51,532,543
Merit Medical Systems, Inc. *	24,327	1,977,542
Mesa Laboratories, Inc.	2,222	369,985
ModivCare, Inc. *	5,394	343,058
Molina Healthcare, Inc. *	25,097	7,476,145
National HealthCare Corp.	5,672	328,466
National Research Corp.	6,098	265,446
Neogen Corp. *	91,287	1,571,962
NeoGenomics, Inc. *	54,415	795,547
Neuronetics, Inc. *	13,837	31,687
NeuroPace, Inc. *	4,356	21,780
Nevro Corp. *	15,398	450,699
NextGen Healthcare, Inc. *	24,238	405,744
Novocure Ltd. *	38,526	2,538,863
NuVasive, Inc. *	22,488	967,884
Oak Street Health, Inc. *	49,750	1,938,758
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	19,225	1,168,303
OPKO Health, Inc. *	185,881	273,245
OptimizeRx Corp. *	6,885	103,482
Option Care Health, Inc. *	71,666	2,304,062
OraSure Technologies, Inc. *	30,500	207,400
Orchestra BioMed Holdings, Inc. *	5,514	88,775
Orthofix Medical, Inc. *	14,213	267,631
OrthoPediatrics Corp. *	7,124	359,335
Outset Medical, Inc. *	20,864	375,343
Owens & Minor, Inc. *	33,542	521,243
Paragon 28, Inc. *	11,248	207,188
Patterson Cos., Inc.	37,137	1,006,784
Pediatrix Medical Group, Inc. *	35,753	512,341
Penumbra, Inc. *	16,106	4,576,037
PetIQ, Inc. *	11,858	139,806
Phreesia, Inc. *	22,302	705,635
Premier, Inc., Class A	50,734	1,690,964
Privia Health Group, Inc. *	21,567	595,896
PROCEPT BioRobotics Corp. *	13,654	414,945
Progyny, Inc. *	32,289	1,073,286
ProSomnus, Inc. *	6,286	32,247
Pulmonx Corp. *	15,144	177,942
Quest Diagnostics, Inc.	47,244	6,557,940
QuidelOrtho Corp. *	22,797	2,050,590
R1 RCM, Inc. *	59,878	933,498
RadNet, Inc. *	20,892	577,873
ResMed, Inc.	62,857	15,146,023
RxSight, Inc. *	7,004	125,372
Sanara Medtech, Inc. *	1,654	69,385
Schrodinger, Inc. *	22,939	677,159
Select Medical Holdings Corp.	44,439	1,355,390
Semler Scientific, Inc. *	1,873	52,594
Senseonics Holdings, Inc. *(a)	216,699	128,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Sensus Healthcare, Inc. *	6,026	28,503
Sharecare, Inc. *	140,168	215,859
Shockwave Medical, Inc. *	15,401	4,468,754
SI-BONE, Inc. *	13,781	304,560
Sight Sciences, Inc. *	12,929	125,023
Silk Road Medical, Inc. *	16,095	708,502
Simulations Plus, Inc.	7,164	299,097
SmileDirectClub, Inc. *	95,034	38,004
Sonendo, Inc. *	24,344	43,819
Sonida Senior Living, Inc. *	1,604	11,982
STAAR Surgical Co. *	20,437	1,440,195
Stereotaxis, Inc. *	22,696	37,675
STERIS plc	42,255	7,967,180
Streamline Health Solutions, Inc. *	29,028	51,089
Stryker Corp.	143,636	43,040,527
Surgery Partners, Inc. *	28,754	1,140,384
Surmodics, Inc. *	5,273	121,490
Tabula Rasa HealthCare, Inc. *	11,729	63,571
Tactile Systems Technology, Inc. *	7,843	142,978
Talkspace, Inc. *	38,082	30,466
Tandem Diabetes Care, Inc. *	27,515	1,089,044
Tela Bio, Inc. *	6,599	62,031
Teladoc Health, Inc. *	72,381	1,920,268
Teleflex, Inc.	20,249	5,518,257
Tenet Healthcare Corp. *	46,116	3,381,225
The Cooper Cos., Inc.	21,013	8,015,409
The Ensign Group, Inc.	23,672	2,298,314
The Joint Corp. *	7,452	117,667
The Oncology Institute, Inc. *	11,011	5,616
The Pennant Group, Inc. *	13,217	183,320
TransMedics Group, Inc. *	13,741	1,086,913
Treace Medical Concepts, Inc. *	15,042	368,379
U.S. Physical Therapy, Inc.	5,493	584,785
UFP Technologies, Inc. *	2,930	403,871
UnitedHealth Group, Inc.	397,744	195,725,845
Universal Health Services, Inc., Class B	27,269	4,099,894
Utah Medical Products, Inc.	1,365	129,457
Varex Imaging Corp. *	17,095	303,265
Veeva Systems, Inc., Class A *	59,985	10,742,114
Veradigm, Inc. *	45,945	573,853
Vicarious Surgical, Inc. *	13,695	30,814
ViewRay, Inc. *	65,189	76,923
Vivani Medical, Inc. *	5,513	6,119
VolitionRX Ltd. *	15,384	26,153
Zimmer Biomet Holdings, Inc.	89,152	12,342,203
Zimvie, Inc. *	8,294	68,260
Zomedica Corp. *	412,334	82,632
Zynex, Inc. *	7,546	86,326
		1,044,667,381

Household & Personal Products 1.5%
BellRing Brands, Inc. *	56,724	2,041,497
Central Garden & Pet Co. *	4,564	168,138
Central Garden & Pet Co., Class A *	17,026	601,529
Church & Dwight Co., Inc.	104,819	10,180,021
Colgate-Palmolive Co.	355,544	28,372,411
Coty, Inc., Class A *	154,857	1,838,153
Edgewell Personal Care Co.	22,085	964,452
elf Beauty, Inc. *	21,719	2,014,654
Energizer Holdings, Inc.	28,154	941,188
Herbalife Nutrition Ltd. *	41,704	619,721
Inter Parfums, Inc.	7,612	1,155,426
Kimberly-Clark Corp.	143,860	20,843,875
Lifevantage Corp.	9,250	30,525
Medifast, Inc.	4,730	433,505
See financial notes
82Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Natural Alternatives International, Inc. *	3,654	32,557
Nature's Sunshine Products, Inc. *	4,762	52,192
Nu Skin Enterprises, Inc., Class A	20,689	816,388
Oil-Dri Corp. of America	1,961	83,107
Olaplex Holdings, Inc. *	35,606	131,742
Reynolds Consumer Products, Inc.	22,740	637,402
Spectrum Brands Holdings, Inc.	17,507	1,164,216
The Beauty Health Co. *	39,541	453,140
The Clorox Co.	52,557	8,704,490
The Estee Lauder Cos., Inc., Class A	98,995	24,424,046
The Honest Co., Inc. *	28,282	46,948
The Procter & Gamble Co.	1,004,142	157,027,726
Thorne HealthTech, Inc. *	3,990	17,596
USANA Health Sciences, Inc. *	4,815	319,572
Veru, Inc. *(a)	21,463	27,258
WD-40 Co.	5,696	1,084,518
		265,227,993

Insurance 2.3%
Aflac, Inc.	238,211	16,639,038
Ambac Financial Group, Inc. *	18,028	287,547
American Equity Investment Life Holding Co.	29,664	1,143,251
American Financial Group, Inc.	29,687	3,643,486
American International Group, Inc.	316,409	16,782,333
AMERISAFE, Inc.	8,109	451,266
Aon plc, Class A	87,398	28,420,082
Arch Capital Group Ltd. *	157,316	11,809,712
Argo Group International Holdings Ltd.	15,722	462,384
Arthur J. Gallagher & Co.	90,491	18,827,557
Assurant, Inc.	22,603	2,783,107
Assured Guaranty Ltd.	25,546	1,376,163
Axis Capital Holdings Ltd.	32,775	1,853,099
Bright Health Group, Inc. *	113,463	18,234
Brighthouse Financial, Inc. *	29,337	1,296,695
Brown & Brown, Inc.	101,595	6,541,702
BRP Group, Inc., Class A *	26,470	666,779
Chubb Ltd.	176,367	35,548,533
Cincinnati Financial Corp.	67,710	7,207,052
Citizens, Inc. *	24,606	46,013
CNA Financial Corp.	11,952	465,052
CNO Financial Group, Inc.	48,627	1,091,190
Crawford & Co., Class A	10,215	92,241
Donegal Group, Inc., Class A	6,507	91,619
eHealth, Inc. *	13,577	81,462
Employers Holdings, Inc.	11,659	461,580
Enstar Group Ltd. *	5,831	1,402,939
Erie Indemnity Co., Class A	10,607	2,305,219
Everest Re Group Ltd.	16,650	6,293,700
F&G Annuities & Life, Inc.	7,821	143,354
Fidelity National Financial, Inc.	115,655	4,104,596
First American Financial Corp.	44,086	2,539,794
Genworth Financial, Inc., Class A *	210,915	1,225,416
Globe Life, Inc.	38,311	4,157,510
GoHealth, Inc., Class A *	1,522	13,241
Goosehead Insurance, Inc., Class A *	9,159	526,643
Greenlight Capital Re Ltd., Class A *	9,834	96,177
Hagerty, Inc., Class A *(a)	15,234	152,492
Hallmark Financial Services, Inc. *	1,236	6,945
HCI Group, Inc.	3,137	158,920
Heritage Insurance Holdings, Inc.	10,125	32,704
Horace Mann Educators Corp.	17,846	558,223
Investors Title Co.	697	103,700
James River Group Holdings Ltd.	15,431	300,442
Kemper Corp.	27,177	1,322,161
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingsway Financial Services, Inc. *	5,983	51,932
Kinsale Capital Group, Inc.	9,221	3,012,593
Lemonade, Inc. *	20,571	222,990
Lincoln National Corp.	66,028	1,434,788
Loews Corp.	83,449	4,804,159
Maiden Holdings Ltd. *	32,952	72,494
Markel Corp. *	5,700	7,800,621
Marsh & McLennan Cos., Inc.	210,538	37,936,842
MBIA, Inc. *	22,069	222,014
Mercury General Corp.	11,235	341,656
MetLife, Inc.	280,725	17,216,864
Midwest Holding, Inc. *	1,961	26,827
National Western Life Group, Inc., Class A	1,082	275,888
NI Holdings, Inc. *	3,782	51,019
Old Republic International Corp.	116,992	2,956,388
Oscar Health, Inc., Class A *	48,793	328,377
Palomar Holdings, Inc. *	10,660	535,772
Primerica, Inc.	15,617	2,850,259
Principal Financial Group, Inc.	96,588	7,214,158
ProAssurance Corp.	24,020	431,399
Prudential Financial, Inc.	156,478	13,613,586
Reinsurance Group of America, Inc.	28,361	4,036,338
RenaissanceRe Holdings Ltd.	19,040	4,101,406
RLI Corp.	17,176	2,388,323
Root, Inc., Class A *(a)	9,051	38,829
Ryan Specialty Holdings, Inc., Class A *	35,136	1,435,657
Safety Insurance Group, Inc.	6,404	468,068
Selective Insurance Group, Inc.	25,774	2,482,809
Selectquote, Inc. *	53,616	56,833
SiriusPoint Ltd. *	38,925	338,258
Skyward Specialty Insurance Group, Inc. *	3,906	83,510
Stewart Information Services Corp.	11,341	472,353
The Allstate Corp.	112,786	13,056,107
The Hanover Insurance Group, Inc.	15,825	1,892,037
The Hartford Financial Services Group, Inc.	133,750	9,494,913
The Progressive Corp.	248,821	33,939,184
The Travelers Cos., Inc.	98,564	17,853,883
Tiptree, Inc.	9,652	132,908
Trupanion, Inc. *	14,817	520,225
United Fire Group, Inc.	9,091	244,548
United Insurance Holdings Corp. *	6,030	24,904
Universal Insurance Holdings, Inc.	11,138	171,748
Unum Group	79,295	3,346,249
W.R. Berkley Corp.	86,724	5,109,778
White Mountains Insurance Group Ltd.	1,070	1,532,390
Willis Towers Watson plc	45,348	10,502,597
		398,655,834

Materials 2.8%
5E Advanced Materials, Inc. *(a)	11,374	47,998
Advanced Emissions Solutions, Inc. *	5,901	10,917
AdvanSix, Inc.	11,778	443,795
Air Products & Chemicals, Inc.	94,510	27,819,964
Albemarle Corp.	50,031	9,278,749
Alcoa Corp.	75,227	2,793,931
Alpha Metallurgical Resources, Inc.	6,079	890,938
Alto Ingredients, Inc. *	33,727	44,182
Amcor plc	632,372	6,937,121
American Vanguard Corp.	11,255	216,659
Ampco-Pittsburgh Corp. *	7,848	23,701
Amyris, Inc. *	98,157	80,253
See financial notes
Schwab Equity Index Funds | Semiannual Report83

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AptarGroup, Inc.	27,733	3,286,638
Arconic Corp. *	43,784	1,083,654
Ascent Industries Co. *	4,646	44,091
Ashland, Inc.	21,323	2,166,630
Aspen Aerogels, Inc. *	22,932	143,554
ATI, Inc. *	55,065	2,126,610
Avery Dennison Corp.	34,489	6,017,641
Avient Corp.	36,149	1,392,098
Axalta Coating Systems Ltd. *	93,882	2,963,855
Balchem Corp.	13,634	1,791,508
Ball Corp.	134,234	7,138,564
Berry Global Group, Inc.	51,573	2,981,435
Cabot Corp.	23,773	1,705,950
Carpenter Technology Corp.	20,540	1,083,280
Celanese Corp.	42,453	4,510,207
Century Aluminum Co. *	22,913	196,823
CF Industries Holdings, Inc.	83,854	6,002,269
Chase Corp.	3,075	336,190
Clearwater Paper Corp. *	7,639	275,768
Cleveland-Cliffs, Inc. *	219,024	3,368,589
Coeur Mining, Inc. *	116,862	397,331
Commercial Metals Co.	49,377	2,305,412
Compass Minerals International, Inc.	14,554	476,352
Contango ORE, Inc. *	1,750	52,325
Core Molding Technologies, Inc. *	2,885	54,094
Corteva, Inc.	304,074	18,585,003
Crown Holdings, Inc.	50,919	4,367,832
Dakota Gold Corp. *	24,511	80,641
Danimer Scientific, Inc. *	37,658	118,999
Diversey Holdings Ltd. *	34,563	280,997
Dow, Inc.	300,352	16,339,149
DuPont de Nemours, Inc.	195,410	13,623,985
Eagle Materials, Inc.	15,241	2,258,869
Eastman Chemical Co.	50,619	4,265,663
Ecolab, Inc.	105,762	17,751,094
Ecovyst, Inc. *	27,243	309,208
Element Solutions, Inc.	95,542	1,734,087
Flotek Industries, Inc. *	33,484	22,032
FMC Corp.	53,953	6,667,512
Freeport-McMoRan, Inc.	609,277	23,097,691
Friedman Industries, Inc.	2,834	31,599
FutureFuel Corp.	9,399	70,492
Gatos Silver, Inc. *	17,898	106,851
Ginkgo Bioworks Holdings, Inc. *(a)	434,814	530,473
Glatfelter Corp.	18,834	85,130
Gold Resource Corp.	39,537	36,449
Golden Minerals Co. *	74,652	17,170
Graphic Packaging Holding Co.	131,933	3,253,468
Greif, Inc., Class A	13,364	839,126
H.B. Fuller Co.	23,053	1,525,417
Hawkins, Inc.	8,063	325,261
Haynes International, Inc.	5,389	253,337
Hecla Mining Co.	238,374	1,442,163
Huntsman Corp.	76,716	2,055,222
Hycroft Mining Holding Corp. *	60,156	22,733
Idaho Strategic Resources, Inc. *	4,628	28,971
Ingevity Corp. *	14,768	1,059,456
Innospec, Inc.	10,460	1,063,050
International Flavors & Fragrances, Inc.	108,540	10,524,038
International Paper Co.	151,354	5,011,331
Intrepid Potash, Inc. *	3,965	102,218
Kaiser Aluminum Corp.	6,881	452,219
Koppers Holdings, Inc.	8,623	282,921
Kronos Worldwide, Inc.	9,190	85,467
Linde plc	209,520	77,407,164
Livent Corp. *	76,633	1,674,431
Loop Industries, Inc. *(a)	9,523	31,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	30,419	1,817,231
LSB Industries, Inc. *	21,659	193,415
LyondellBasell Industries N.V., Class A	108,017	10,219,488
Martin Marietta Materials, Inc.	26,386	9,583,395
Materion Corp.	8,847	958,219
Mativ Holdings, Inc.	23,942	463,757
McEwen Mining, Inc. *	18,704	153,373
Mercer International, Inc.	18,274	177,806
Minerals Technologies, Inc.	13,718	812,929
MP Materials Corp. *	39,579	857,677
Myers Industries, Inc.	15,888	301,078
NewMarket Corp.	2,823	1,128,071
Newmont Corp.	338,396	16,039,970
Northern Technologies International Corp.	2,657	30,502
Nucor Corp.	107,705	15,959,727
O-I Glass, Inc. *	65,831	1,479,223
Olin Corp.	52,202	2,891,991
Olympic Steel, Inc.	4,090	190,471
Origin Materials, Inc. *	53,958	213,134
Orion Engineered Carbons S.A.	24,587	595,251
Packaging Corp. of America	39,374	5,325,727
Pactiv Evergreen, Inc.	15,063	118,998
Perimeter Solutions S.A. *	64,240	480,515
Piedmont Lithium, Inc. *	6,862	394,565
PPG Industries, Inc.	100,559	14,104,405
PureCycle Technologies, Inc. *(a)	55,133	362,224
Quaker Chemical Corp.	5,787	1,080,028
Ramaco Resources, Inc.	10,591	86,105
Ranpak Holdings Corp. *	15,372	62,718
Rayonier Advanced Materials, Inc. *	26,864	146,140
Reliance Steel & Aluminum Co.	24,846	6,156,839
Royal Gold, Inc.	27,954	3,702,228
RPM International, Inc.	54,880	4,501,806
Ryerson Holding Corp.	9,162	346,049
Schnitzer Steel Industries, Inc., Class A	10,451	301,929
Sealed Air Corp.	62,347	2,992,033
Sensient Technologies Corp.	17,965	1,337,674
Silgan Holdings, Inc.	35,551	1,751,242
Smith-Midland Corp. *	1,800	29,700
Solitario Zinc Corp. *	44,899	27,020
Sonoco Products Co.	41,601	2,521,853
Steel Dynamics, Inc.	70,837	7,363,506
Stepan Co.	8,826	813,757
Summit Materials, Inc., Class A *	50,640	1,388,050
SunCoke Energy, Inc.	34,174	265,874
Sylvamo Corp.	13,382	613,163
The Chemours Co.	62,800	1,825,596
The Mosaic Co.	145,284	6,225,419
The Scotts Miracle-Gro Co.	17,236	1,151,537
The Sherwin-Williams Co.	100,458	23,862,793
TimkenSteel Corp. *	16,743	280,278
Tredegar Corp.	10,770	101,023
TriMas Corp.	17,344	440,711
Trinseo plc	14,826	268,647
Tronox Holdings plc, Class A	49,611	679,175
U.S. Antimony Corp. *	59,275	21,167
U.S. Gold Corp. *	7,270	31,334
United States Lime & Minerals, Inc.	769	123,732
United States Steel Corp.	96,150	2,199,912
Universal Stainless & Alloy Products, Inc. *	5,210	49,339
Valhi, Inc.	1,628	25,283
Vulcan Materials Co.	56,749	9,937,885
Warrior Met Coal, Inc.	21,664	748,924
Westlake Corp.	14,559	1,656,523
See financial notes
84Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westrock Co.	108,693	3,253,181
Worthington Industries, Inc.	12,939	768,447
		492,300,897

Media & Entertainment 6.6%
Activision Blizzard, Inc. *	302,611	23,515,901
AdTheorent Holding Co., Inc. *	21,011	31,517
Advantage Solutions, Inc. *	42,984	55,020
Alphabet, Inc., Class A *	2,536,560	272,274,350
Alphabet, Inc., Class C *	2,211,173	239,293,142
Altice USA, Inc., Class A *	96,653	338,286
AMC Entertainment Holdings, Inc., Class A (a)	221,629	1,218,959
AMC Networks, Inc., Class A *	11,743	207,734
Angi, Inc. *	33,311	76,615
Boston Omaha Corp., Class A *	8,359	171,025
Bumble, Inc., Class A *	39,881	726,233
BuzzFeed, Inc. *	14,995	8,045
Cable One, Inc.	2,070	1,569,909
Cardlytics, Inc. *	13,998	90,847
Cargurus, Inc. *	40,697	669,059
Cars.com, Inc. *	26,286	514,417
Charter Communications, Inc., Class A *	44,784	16,511,861
Cinedigm Corp., Class A *	54,801	21,449
Cinemark Holdings, Inc. *	44,949	758,739
Clear Channel Outdoor Holdings, Inc. *	193,206	245,372
Comcast Corp., Class A	1,790,260	74,063,056
comScore, Inc. *	46,051	46,512
Cumulus Media, Inc., Class A *	7,422	26,088
CuriosityStream, Inc. *	23,041	24,193
Daily Journal Corp. *	412	112,538
DHI Group, Inc. *	17,605	64,610
DISH Network Corp., Class A *	107,474	807,130
Electronic Arts, Inc.	111,131	14,144,754
Emerald Holding, Inc. *	6,732	24,976
Endeavor Group Holdings, Inc., Class A *	73,174	1,886,426
Entravision Communications Corp., Class A	23,831	148,944
Eventbrite, Inc., Class A *	35,982	261,589
EverQuote, Inc., Class A *	8,283	57,733
Fluent, Inc. *	30,212	22,357
Fox Corp., Class A	126,238	4,198,676
Fox Corp., Class B	58,734	1,793,736
Gaia, Inc. *	10,263	31,200
Gannett Co., Inc. *	69,602	132,244
Genius Brands International, Inc. *	10,629	27,422
Golden Matrix Group, Inc. *	8,251	18,647
Gray Television, Inc.	36,454	281,060
Grindr, Inc. *	10,471	66,281
Harte Hanks, Inc. *	3,347	28,249
IAC, Inc. *	33,563	1,737,557
iHeartMedia, Inc., Class A *	43,715	151,691
Innovid Corp. *	35,745	33,565
Integral Ad Science Holding Corp. *	14,662	230,633
IZEA Worldwide, Inc. *	34,489	20,090
John Wiley & Sons, Inc., Class A	18,846	726,890
Lee Enterprises, Inc. *	1,545	17,798
Liberty Broadband Corp., Class A *	6,963	588,582
Liberty Broadband Corp., Class C *	50,844	4,310,554
Liberty Media Corp. - Liberty Braves, Class A *	4,353	170,507
Liberty Media Corp. - Liberty Braves, Class C *	15,115	574,672
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class A *	10,153	657,711
Liberty Media Corp. - Liberty Formula One, Class C *	88,195	6,366,797
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,810	893,861
Liberty Media Corp. - Liberty SiriusXM, Class C *	66,099	1,846,806
Lions Gate Entertainment Corp., Class A *	25,512	293,388
Lions Gate Entertainment Corp., Class B *	53,349	569,234
Live Nation Entertainment, Inc. *	61,934	4,197,887
LiveOne, Inc. *	39,793	67,648
Loop Media, Inc. *	15,423	80,045
Madison Square Garden Entertainment Corp. *	11,111	358,552
Madison Square Garden Sports Corp.	7,599	1,523,599
Magnite, Inc. *	51,501	484,109
Marchex, Inc., Class B *	24,313	45,465
Match Group, Inc. *	119,058	4,393,240
MediaAlpha, Inc., Class A *	10,785	79,809
Meta Platforms, Inc., Class A *	948,060	227,837,779
Netflix, Inc. *	189,763	62,608,507
News Corp., Class A	162,526	2,862,083
News Corp., Class B	50,531	896,925
Nexstar Media Group, Inc., Class A	16,018	2,778,322
Nextdoor Holdings, Inc. *	67,006	141,383
Omnicom Group, Inc.	86,044	7,793,005
Outbrain, Inc. *	17,672	67,684
Paramount Global, Class B	219,836	5,128,774
Pinterest, Inc., Class A *	252,856	5,815,688
Playstudios, Inc. *	40,501	177,394
Playtika Holding Corp. *	40,125	401,250
PubMatic, Inc., Class A *	17,470	238,640
QuinStreet, Inc. *	21,564	239,576
Quotient Technology, Inc. *	36,556	103,088
Reading International, Inc., Class B *	1,251	27,334
Reservoir Media, Inc. *	14,527	96,459
ROBLOX Corp., Class A *	154,235	5,490,766
Roku, Inc. *	52,065	2,926,574
Rumble, Inc. *(a)	34,234	272,503
Saga Communications, Inc., Class A	1,989	44,255
Scholastic Corp.	12,861	494,763
Sciplay Corp., Class A *	8,381	143,147
Shutterstock, Inc.	10,396	696,532
Sinclair Broadcast Group, Inc., Class A	17,890	355,832
Sirius XM Holdings, Inc. (a)	301,220	1,144,636
Skillz, Inc. *	126,071	78,504
Snap, Inc., Class A *	417,788	3,638,933
Sphere Entertainment Co. *	11,111	312,664
Stagwell, Inc. *	43,953	273,388
System1, Inc. *	6,938	19,981
Take-Two Interactive Software, Inc. *	67,422	8,379,880
TechTarget, Inc. *	11,292	384,944
TEGNA, Inc.	94,328	1,613,009
The Arena Group Holdings, Inc. *	4,958	20,328
The E.W. Scripps Co., Class A *	25,886	218,219
The Interpublic Group of Cos., Inc.	164,646	5,882,802
The Marcus Corp.	10,398	182,173
The New York Times Co., Class A	70,255	2,792,636
The Trade Desk, Inc., Class A *	190,881	12,281,284
The Walt Disney Co. *	778,381	79,784,052
Thryv Holdings, Inc. *	12,739	286,118
Townsquare Media, Inc., Class A	6,366	60,222
Travelzoo *	4,020	29,949
See financial notes
Schwab Equity Index Funds | Semiannual Report85

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TripAdvisor, Inc. *	45,081	799,286
TrueCar, Inc. *	41,115	105,666
Urban One, Inc. *	6,214	36,103
Vimeo, Inc. *	71,535	235,350
Vinco Ventures, Inc. *	68,845	12,612
Vivid Seats, Inc., Class A *	9,000	64,620
Warner Bros Discovery, Inc. *	946,854	12,886,683
Warner Music Group Corp., Class A	50,430	1,536,602
Wejo Group Ltd. *	19,449	7,585
WideOpenWest, Inc. *	23,881	272,960
World Wrestling Entertainment, Inc., Class A	18,470	1,979,430
Yelp, Inc. *	29,475	881,892
Zedge, Inc., Class B *	11,319	22,412
Ziff Davis, Inc. *	20,262	1,481,963
ZipRecruiter, Inc., Class A *	23,036	390,230
ZoomInfo Technologies, Inc. *	114,569	2,510,207
		1,155,233,177

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	40,874	2,143,024
2seventy bio, Inc. *	16,616	158,018
4D Molecular Therapeutics, Inc. *	13,285	239,263
89bio, Inc. *	21,026	335,995
Aadi Bioscience, Inc. *	8,294	64,361
AbbVie, Inc.	753,182	113,820,864
Abeona Therapeutics, Inc. *	18,000	55,260
Absci Corp. *	23,263	30,707
ACADIA Pharmaceuticals, Inc. *	50,473	1,076,589
AcelRx Pharmaceuticals, Inc. *	6,381	4,275
Achieve Life Sciences, Inc. *	8,279	68,964
Aclaris Therapeutics, Inc. *	21,790	193,713
Acrivon Therapeutics, Inc. *	3,170	39,023
Actinium Pharmaceuticals, Inc. *	12,526	110,229
Acumen Pharmaceuticals, Inc. *	9,845	38,002
Adaptive Biotechnologies Corp. *	49,145	350,895
Adicet Bio, Inc. *	13,243	77,339
ADMA Biologics, Inc. *	83,730	280,495
Adverum Biotechnologies, Inc. *	62,914	49,318
Aerovate Therapeutics, Inc. *	3,663	76,813
Agenus, Inc. *	119,504	180,451
Agilent Technologies, Inc.	125,771	17,033,167
Agios Pharmaceuticals, Inc. *	24,055	550,138
Akebia Therapeutics, Inc. *	79,804	72,502
Akero Therapeutics, Inc. *	13,141	587,928
Akoya Biosciences, Inc. *	7,848	54,622
Aldeyra Therapeutics, Inc. *	22,201	211,576
Alector, Inc. *	26,074	172,088
Alkermes plc *	73,019	2,084,692
Allakos, Inc. *	29,756	126,463
Allogene Therapeutics, Inc. *	38,872	211,075
Allovir, Inc. *	18,004	61,934
Alnylam Pharmaceuticals, Inc. *	52,836	10,524,931
Alpha Teknova, Inc. *	2,787	5,267
Alpine Immune Sciences, Inc. *	13,710	102,688
Altimmune, Inc. *	20,396	103,000
Alzamend Neuro, Inc. *	53,080	29,051
Amgen, Inc.	227,354	54,505,848
Amicus Therapeutics, Inc. *	105,692	1,219,686
Amphastar Pharmaceuticals, Inc. *	15,640	559,443
Amylyx Pharmaceuticals, Inc. *	17,199	488,452
AN2 Therapeutics, Inc. *(a)	5,000	39,250
AnaptysBio, Inc. *	9,167	190,857
Anavex Life Sciences Corp. *(a)	32,274	262,710
ANI Pharmaceuticals, Inc. *	4,883	184,187
Anika Therapeutics, Inc. *	5,811	149,110
Anixa Biosciences, Inc. *	12,785	52,163
SECURITY	NUMBER OF SHARES	VALUE ($)
Annexon, Inc. *	19,332	102,556
Annovis Bio, Inc. *(a)	2,061	30,029
Apellis Pharmaceuticals, Inc. *	39,927	3,331,110
AquaBounty Technologies, Inc. *	44,032	23,865
Aravive, Inc. *	6,772	9,616
Arbutus Biopharma Corp. *	50,681	127,209
ARCA biopharma, Inc. *	14,988	29,976
Arcellx, Inc. *	11,614	495,686
Arcturus Therapeutics Holdings, Inc. *	11,460	305,065
Arcus Biosciences, Inc. *	21,937	391,575
Arcutis Biotherapeutics, Inc. *	17,059	236,097
Ardelyx, Inc. *	81,968	365,577
Arrowhead Pharmaceuticals, Inc. *	46,222	1,636,721
ARS Pharmaceuticals, Inc. *	16,170	105,105
Arvinas, Inc. *	20,555	538,747
Assembly Biosciences, Inc. *	32,452	33,750
Assertio Holdings, Inc. *	23,152	127,568
Astria Therapeutics, Inc. *	9,822	128,177
Atara Biotherapeutics, Inc. *	43,101	116,804
Atea Pharmaceuticals, Inc. *	33,404	109,231
Athira Pharma, Inc. *	13,857	38,661
Atossa Therapeutics, Inc. *	45,962	29,379
Atreca, Inc., Class A *	22,959	22,959
aTyr Pharma, Inc. *	26,689	52,044
Aura Biosciences, Inc. *	9,925	89,722
Avantor, Inc. *	286,630	5,583,552
Avid Bioservices, Inc. *	27,120	489,516
Avidity Biosciences, Inc. *	27,726	343,802
Avita Medical, Inc. *	10,054	156,038
Avrobio, Inc. *	9,797	9,781
Axcella Health, Inc. *	18,250	7,337
Axsome Therapeutics, Inc. *	14,357	1,026,956
Azenta, Inc. *	29,518	1,283,738
Beam Therapeutics, Inc. *	25,645	787,558
Bellerophon Therapeutics, Inc. *	4,665	35,687
Berkeley Lights, Inc. *	27,503	32,179
BioAtla, Inc. *	18,434	62,123
BioCryst Pharmaceuticals, Inc. *	80,837	615,170
Biogen, Inc. *	61,634	18,750,912
Biohaven Ltd. *	26,982	352,925
BioLife Solutions, Inc. *	14,953	262,575
BioMarin Pharmaceutical, Inc. *	79,010	7,588,120
Biomea Fusion, Inc. *	7,680	226,330
Bionano Genomics, Inc. *(a)	121,204	83,376
Bio-Rad Laboratories, Inc., Class A *	9,172	4,134,646
Biote Corp., Class A *	7,115	45,963
Bio-Techne Corp.	67,036	5,354,836
BioVie, Inc. *	4,021	32,128
Bioxcel Therapeutics, Inc. *	8,322	171,600
Blueprint Medicines Corp. *	25,348	1,294,015
Bolt Biotherapeutics, Inc. *	24,712	39,045
BrainStorm Cell Therapeutics, Inc. *	11,287	32,619
Bridgebio Pharma, Inc. *	49,769	722,646
Bright Green Corp. *	28,510	41,340
Bristol-Myers Squibb Co.	905,521	60,461,637
Bruker Corp.	42,617	3,372,283
Cabaletta Bio, Inc. *	10,078	104,610
Capricor Therapeutics, Inc. *	13,479	52,433
Cara Therapeutics, Inc. *	20,844	87,545
Cardiff Oncology, Inc. *	16,399	28,534
CareDx, Inc. *	22,269	180,156
Caribou Biosciences, Inc. *	23,459	100,874
Carisma Therapeutics, Inc.	3,395	14,088
Cassava Sciences, Inc. *(a)	17,259	400,754
Catalent, Inc. *	76,794	3,848,915
Catalyst Pharmaceuticals, Inc. *	39,871	634,746
Celcuity, Inc. *	4,926	50,590
Celldex Therapeutics, Inc. *	19,973	627,951
See financial notes
86Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CEL-SCI Corp. *(a)	16,481	34,775
Celularity, Inc. *	27,363	16,158
Century Therapeutics, Inc. *	10,076	31,538
Cerevel Therapeutics Holdings, Inc. *	27,832	808,241
Charles River Laboratories International, Inc. *	21,658	4,117,619
Checkpoint Therapeutics, Inc. *(a)	3,371	11,125
Chimerix, Inc. *	37,732	43,769
Chinook Therapeutics, Inc. *	18,742	375,027
ChromaDex Corp. *	24,667	32,560
Cidara Therapeutics, Inc. *	26,814	27,350
Citius Pharmaceuticals, Inc. *	76,073	110,306
Clearside Biomedical, Inc. *	20,216	20,418
Clene, Inc. *	25,692	24,407
Codexis, Inc. *	29,943	117,377
Cogent Biosciences, Inc. *	30,366	326,738
Coherus Biosciences, Inc. *	26,548	191,942
Collegium Pharmaceutical, Inc. *	14,303	332,831
Compass Therapeutics, Inc. *	42,767	128,729
Corbus Pharmaceuticals Holdings, Inc. *	3,314	29,096
Corcept Therapeutics, Inc. *	38,291	862,696
CorMedix, Inc. *	22,604	111,664
Crinetics Pharmaceuticals, Inc. *	18,689	365,183
CRISPR Therapeutics AG *	33,295	1,629,457
CryoPort, Inc. *	20,286	426,817
CTI BioPharma Corp. *	45,915	223,147
Cue Biopharma, Inc. *	26,084	112,944
Cullinan Oncology, Inc. *	10,191	99,158
Curis, Inc. *	57,090	49,097
Cymabay Therapeutics, Inc. *	38,480	414,045
Cytek Biosciences, Inc. *	33,714	387,037
Cytokinetics, Inc. *	39,854	1,490,540
CytomX Therapeutics, Inc. *	24,817	40,452
Danaher Corp.	278,927	66,080,596
Dare Bioscience, Inc. *	30,532	30,532
Day One Biopharmaceuticals, Inc. *	11,713	145,241
Decibel Therapeutics, Inc. *	2,292	7,380
Deciphera Pharmaceuticals, Inc. *	24,491	348,017
Denali Therapeutics, Inc. *	46,535	1,155,929
DermTech, Inc. *(a)	11,512	34,939
Design Therapeutics, Inc. *(a)	12,455	80,335
DICE Therapeutics, Inc. *	14,870	483,275
Disc Medicine, Inc. *	1,536	50,273
Durect Corp. *	11,344	47,645
Dynavax Technologies Corp. *	51,410	535,178
Dyne Therapeutics, Inc. *	10,151	105,164
Eagle Pharmaceuticals, Inc. *	4,393	123,355
Edgewise Therapeutics, Inc. *	18,744	164,385
Editas Medicine, Inc. *	29,920	244,147
Elanco Animal Health, Inc. *	190,763	1,806,526
Eledon Pharmaceuticals, Inc. *	14,987	31,473
Eli Lilly & Co.	335,947	132,987,979
Emergent BioSolutions, Inc. *	18,800	166,004
Enanta Pharmaceuticals, Inc. *	8,668	308,147
Enliven Therapeutics, Inc. *	1,345	25,604
Entrada Therapeutics, Inc. *	7,643	89,500
EQRx, Inc. *	106,931	179,644
Erasca, Inc. *	37,301	102,951
Esperion Therapeutics, Inc. *	31,738	41,894
Eton Pharmaceuticals, Inc. *	13,239	48,058
Evolus, Inc. *	17,279	151,018
Exact Sciences Corp. *	75,612	4,844,461
Exelixis, Inc. *	137,505	2,516,341
Eyenovia Inc. *	12,362	65,766
EyePoint Pharmaceuticals, Inc. *	11,679	73,344
Fate Therapeutics, Inc. *	40,185	243,923
FibroGen, Inc. *	37,380	639,946
SECURITY	NUMBER OF SHARES	VALUE ($)
Finch Therapeutics Group, Inc. *	18,783	7,573
Foghorn Therapeutics, Inc. *	8,974	58,510
Fortress Biotech, Inc. *	29,965	22,983
Frequency Therapeutics, Inc. *	23,364	9,318
Fulcrum Therapeutics, Inc. *	24,485	61,213
Galectin Therapeutics, Inc. *	17,413	30,647
Genelux Corp. *	2,000	48,380
Genprex, Inc. *(a)	29,742	24,329
Geron Corp. *	163,157	401,366
Gilead Sciences, Inc.	531,740	43,714,345
GlycoMimetics, Inc. *	22,361	31,305
Graphite Bio, Inc. *	17,740	56,591
Greenwich Lifesciences, Inc. *	2,671	28,606
Gritstone bio, Inc. *	34,009	80,941
Halozyme Therapeutics, Inc. *	57,623	1,851,427
Harmony Biosciences Holdings, Inc. *	12,379	399,099
Harrow Health, Inc. *	12,577	317,318
Harvard Bioscience, Inc. *	14,274	81,647
Hepion Pharmaceuticals, Inc. *	31,535	21,933
HilleVax, Inc. *	5,558	77,812
Homology Medicines, Inc. *	21,971	20,872
Hookipa Pharma, Inc. *	36,285	36,285
Horizon Therapeutics plc *	96,879	10,769,070
Humacyte, Inc. *	22,996	74,507
Icosavax, Inc. *	8,894	49,006
Ideaya Biosciences, Inc. *	18,036	329,337
IGM Biosciences, Inc. *(a)	4,577	49,569
Ikena Oncology, Inc. *	12,066	66,122
Illumina, Inc. *	67,379	13,850,427
Immuneering Corp., Class A *	8,677	95,273
Immunic, Inc. *	25,000	41,500
ImmunityBio, Inc. *(a)	46,639	130,589
ImmunoGen, Inc. *	86,212	464,683
Immunome, Inc. *	7,511	36,053
Immunovant, Inc. *	23,486	379,064
Impel Pharmaceuticals, Inc. *(a)	6,722	12,100
Incyte Corp. *	78,893	5,870,428
Inhibrx, Inc. *	13,459	282,639
Inmune Bio, Inc. *(a)	5,159	37,403
Innoviva, Inc. *	27,637	324,182
Inotiv, Inc. *	6,479	35,894
Inozyme Pharma, Inc. *	16,549	91,185
Insmed, Inc. *	57,651	1,124,194
Intellia Therapeutics, Inc. *	35,097	1,324,912
Intercept Pharmaceuticals, Inc. *	16,133	279,424
Intra-Cellular Therapies, Inc. *	37,679	2,341,750
Invivyd, Inc. *	24,069	26,476
Ionis Pharmaceuticals, Inc. *	60,814	2,150,991
Iovance Biotherapeutics, Inc. *	61,757	348,309
IQVIA Holdings, Inc. *	79,001	14,870,358
Ironwood Pharmaceuticals, Inc. *	56,987	593,235
iTeos Therapeutics, Inc. *	10,503	144,311
IVERIC bio, Inc. *	55,672	1,831,052
Janux Therapeutics, Inc. *	6,583	100,852
Jasper Therapeutics, Inc. *	36,899	49,076
Jazz Pharmaceuticals plc *	26,735	3,755,465
Johnson & Johnson	1,113,391	182,261,944
KalVista Pharmaceuticals, Inc. *	8,852	75,508
Karuna Therapeutics, Inc. *	12,678	2,515,822
Karyopharm Therapeutics, Inc. *	45,434	162,654
KemPharm, Inc. *(a)	11,139	60,151
Keros Therapeutics, Inc. *	7,120	315,808
Kezar Life Sciences, Inc. *	22,737	55,251
Kineta, Inc.	8,000	31,760
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	137,664
Kodiak Sciences, Inc. *	15,730	68,897
Kronos Bio, Inc. *	16,500	27,225
See financial notes
Schwab Equity Index Funds | Semiannual Report87

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Krystal Biotech, Inc. *	9,102	764,568
Kura Oncology, Inc. *	27,728	270,071
Kymera Therapeutics, Inc. *	16,569	522,586
Lantern Pharma, Inc. *	7,617	36,714
Larimar Therapeutics, Inc. *	15,137	71,598
Leap Therapeutics, Inc. *	32,000	12,522
Lexicon Pharmaceuticals, Inc. *	46,637	111,462
Ligand Pharmaceuticals, Inc. *	7,087	541,092
Lineage Cell Therapeutics, Inc. *	68,183	92,729
Lipocine, Inc. *	50,000	13,000
Liquidia Corp. *	20,793	139,521
Longboard Pharmaceuticals, Inc. *	7,324	60,643
Lyell Immunopharma, Inc. *	61,098	124,029
Lyra Therapeutics, Inc. *	9,060	21,744
MacroGenics, Inc. *	24,123	166,207
Madrigal Pharmaceuticals, Inc. *	5,186	1,618,032
Magenta Therapeutics, Inc. *	27,369	21,444
Mallinckrodt plc *	7,134	41,663
MannKind Corp. *	113,573	437,256
Maravai LifeSciences Holdings, Inc., Class A *	45,585	628,617
Marinus Pharmaceuticals, Inc. *	19,569	178,078
Matinas BioPharma Holdings, Inc. *	78,387	44,759
MaxCyte, Inc. *	38,683	193,415
MediciNova, Inc. *	17,843	37,649
Medpace Holdings, Inc. *	10,619	2,125,287
Merck & Co., Inc.	1,079,768	124,680,811
Merrimack Pharmaceuticals, Inc. *	5,681	70,501
Mersana Therapeutics, Inc. *	38,382	168,113
Mettler-Toledo International, Inc. *	9,421	14,051,421
MiMedx Group, Inc. *	51,298	196,471
Mind Medicine MindMed, Inc. *	18,372	70,181
Mineralys Therapeutics, Inc. *	5,051	67,936
MiNK Therapeutics, Inc. *	1,744	3,122
Mirati Therapeutics, Inc. *	22,397	992,411
Miromatrix Medical, Inc. *	11,036	13,464
Mirum Pharmaceuticals, Inc. *	10,568	283,751
Moderna, Inc. *	141,002	18,737,756
Moleculin Biotech, Inc. *	5,479	4,094
Monte Rosa Therapeutics, Inc. *	13,679	62,103
Morphic Holding, Inc. *	12,883	608,851
MyMD Pharmaceuticals, Inc. *(a)	13,965	25,277
Myriad Genetics, Inc. *	34,998	745,107
NanoString Technologies, Inc. *	18,579	182,074
Natera, Inc. *	46,166	2,341,540
Nautilus Biotechnology, Inc. *	22,256	57,420
Neubase Therapeutics, Inc. *	29,716	4,012
Neurocrine Biosciences, Inc. *	41,996	4,243,276
NextCure, Inc. *	10,000	15,100
NGM Biopharmaceuticals, Inc. *	15,070	67,966
Nkarta, Inc. *	14,673	72,631
Novan, Inc. *	17,180	21,303
Novavax, Inc. *(a)	37,078	284,388
NRX Pharmaceuticals, Inc. *	43,732	25,417
Nurix Therapeutics, Inc. *	21,112	203,309
Nuvalent, Inc., Class A *	11,495	406,808
Nuvation Bio, Inc. *	52,407	84,375
Ocugen, Inc. *	92,871	66,273
Ocular Therapeutix, Inc. *	31,066	192,609
Ocuphire Pharma, Inc. *	5,599	28,723
Olema Pharmaceuticals, Inc. *	18,580	88,998
Omega Therapeutics, Inc. *	9,399	71,996
Omeros Corp. *(a)	31,774	184,289
OmniAb, Inc. *	48,133	167,503
Oncocyte Corp. *	62,284	17,066
Oncternal Therapeutics, Inc. *	32,249	9,884
Optinose, Inc. *	36,174	61,858
Oragenics, Inc. *	1,679	4,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc. *	38,226	78,363
Organon & Co.	108,433	2,670,705
Orgenesis, Inc. *	9,467	10,414
ORIC Pharmaceuticals, Inc. *	16,653	86,096
Osmotica Pharmaceuticals plc *(a)	13,322	11,591
Outlook Therapeutics, Inc. *(a)	62,495	65,620
Ovid therapeutics, Inc. *	35,638	127,584
Pacific Biosciences of California, Inc. *	99,022	1,049,633
Pacira BioSciences, Inc. *	19,757	895,190
Palatin Technologies, Inc. *	5,171	11,790
Paratek Pharmaceuticals, Inc. *	17,405	27,674
Passage Bio, Inc. *	7,891	8,207
PDS Biotechnology Corp. *	13,278	80,730
PepGen, Inc. *	4,814	72,643
PerkinElmer, Inc.	53,804	7,020,884
Perrigo Co., plc	57,008	2,120,128
Personalis, Inc. *	22,941	52,305
Perspective Therapeutics, Inc. *	116,009	72,204
Pfizer, Inc.	2,389,901	92,943,250
PharmaCyte Biotech, Inc. *	5,947	17,365
Phathom Pharmaceuticals, Inc. *(a)	11,258	120,461
Phibro Animal Health Corp., Class A	8,185	127,359
Pieris Pharmaceuticals, Inc. *	35,732	26,999
Pliant Therapeutics, Inc. *	17,738	501,098
PMV Pharmaceuticals, Inc. *	14,570	67,168
Point Biopharma Global, Inc. *	33,543	259,623
Poseida Therapeutics, Inc. *	19,911	52,565
Praxis Precision Medicines, Inc. *	21,152	21,998
Precigen, Inc. *	67,713	81,933
Precision BioSciences, Inc. *	51,273	43,069
Prelude Therapeutics, Inc. *	7,515	48,547
Prestige Consumer Healthcare, Inc. *	20,919	1,287,146
Prime Medicine, Inc. *(a)	4,291	59,087
ProKidney Corp. *	4,137	39,053
Prometheus Biosciences, Inc. *	14,632	2,837,876
ProPhase Labs, Inc. (a)	5,896	44,220
Protagonist Therapeutics, Inc. *	19,722	445,717
Prothena Corp. plc *	16,613	874,176
PTC Therapeutics, Inc. *	30,514	1,682,542
Puma Biotechnology, Inc. *	19,453	52,134
Pyxis Oncology, Inc. *(a)	17,739	52,330
Quanterix Corp. *	14,993	189,512
Quantum-Si, Inc. *	32,018	47,066
Quince Therapeutics, Inc. *	11,013	16,850
Rain Oncology, Inc. *	6,860	48,226
Rallybio Corp. *	11,342	61,133
Rani Therapeutics Holdings, Inc., Class A *	2,793	13,127
Rapid Micro Biosystems, Inc., Class A *	6,797	6,594
RAPT Therapeutics, Inc. *	10,996	200,127
Reata Pharmaceuticals, Inc., Class A *	11,755	1,162,099
Recursion Pharmaceuticals, Inc., Class A *	55,755	265,951
Regeneron Pharmaceuticals, Inc. *	45,852	36,763,675
REGENXBIO, Inc. *	16,406	317,620
Regulus Therapeutics, Inc. *	9,113	12,120
Relay Therapeutics, Inc. *	38,801	441,167
Relmada Therapeutics, Inc. *	12,505	31,513
Reneo Pharmaceuticals, Inc. *	7,425	75,884
Repligen Corp. *	21,904	3,321,304
Replimune Group, Inc. *	15,469	258,796
Revance Therapeutics, Inc. *	35,421	1,127,450
Reviva Pharmaceuticals Holdings, Inc. *(a)	4,892	33,510
REVOLUTION Medicines, Inc. *	37,701	885,596
Rezolute, Inc. *	13,757	28,683
Rhythm Pharmaceuticals, Inc. *	18,665	376,473
See financial notes
88Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rigel Pharmaceuticals, Inc. *	65,618	74,148
Rocket Pharmaceuticals, Inc. *	24,794	444,308
Roivant Sciences Ltd. *	48,823	417,437
Royalty Pharma plc, Class A	157,437	5,533,911
SAB Biotherapeutics, Inc. *	16,238	14,587
Sage Therapeutics, Inc. *	21,863	1,068,008
Sangamo Therapeutics, Inc. *	57,765	84,915
Sarepta Therapeutics, Inc. *	37,335	4,583,618
Satsuma Pharmaceuticals, Inc. *	5,234	5,548
Savara, Inc. *	27,539	51,773
Scholar Rock Holding Corp. *	13,870	88,768
Scilex Holding Co. *(c)	30,357	200,219
scPharmaceuticals, Inc. *(a)	7,807	76,977
SCYNEXIS, Inc. *	8,875	27,956
Seagen, Inc. *	58,477	11,695,400
Seelos Therapeutics, Inc. *	39,148	27,016
Selecta Biosciences, Inc. *	59,796	71,157
SELLAS Life Sciences Group, Inc. *	16,238	22,814
Sera Prognostics, Inc., Class A *	12,000	40,200
Seres Therapeutics, Inc. *	40,525	197,559
Shattuck Labs, Inc. *	20,881	62,643
SIGA Technologies, Inc.	17,097	99,676
Singular Genomics Systems, Inc. *	23,488	23,253
Societal CDMO, Inc. *	37,047	27,052
Solid Biosciences, Inc. *	10,000	48,800
SomaLogic, Inc. *	61,519	172,253
Sotera Health Co. *	41,175	690,505
Spectrum Pharmaceuticals, Inc. *	82,687	80,620
Spero Therapeutics, Inc. *	28,565	50,560
SpringWorks Therapeutics, Inc. *	19,223	449,434
Standard BioTools, Inc. *	31,192	53,026
Stoke Therapeutics, Inc. *	9,846	87,531
Summit Therapeutics, Inc. *	14,581	19,247
Supernus Pharmaceuticals, Inc. *	23,188	854,710
Sutro Biopharma, Inc. *	23,381	99,603
Synaptogenix, Inc. *	4,572	4,069
Syndax Pharmaceuticals, Inc. *	27,103	556,967
Syneos Health, Inc. *	43,499	1,707,771
Synlogic, Inc. *	25,000	13,250
Synthetic Biologics, Inc. *	13,566	8,547
Syros Pharmaceuticals, Inc. *	4,670	14,851
Tango Therapeutics, Inc. *	18,079	61,469
Tarsus Pharmaceuticals, Inc. *	8,807	131,400
Taysha Gene Therapies, Inc. *	16,140	12,509
TCR2 Therapeutics, Inc. *	22,638	39,956
Tenaya Therapeutics, Inc. *	14,896	79,172
Terns Pharmaceuticals, Inc. *	13,711	178,929
TG Therapeutics, Inc. *	58,854	1,461,345
TherapeuticsMD, Inc. *	7,060	24,992
Theravance Biopharma, Inc. *	24,661	267,079
Thermo Fisher Scientific, Inc.	167,021	92,679,953
Theseus Pharmaceuticals, Inc. *	6,000	61,440
Third Harmonic Bio, Inc. *(a)	5,232	23,701
Tracon Pharmaceuticals, Inc. *	22,638	17,861
Travere Therapeutics, Inc. *	27,383	590,651
Trevi Therapeutics, Inc. *	12,557	43,196
Twist Bioscience Corp. *	25,495	318,178
Tyra Biosciences, Inc. *	6,880	97,490
Ultragenyx Pharmaceutical, Inc. *	29,639	1,294,335
uniQure N.V. *	18,083	350,991
United Therapeutics Corp. *	19,335	4,449,564
UNITY Biotechnology, Inc. *	4,595	9,833
Vanda Pharmaceuticals, Inc. *	24,287	149,122
Vaxart, Inc. *	62,335	50,710
Vaxcyte, Inc. *	31,492	1,348,802
Vaxxinity, Inc., Class A *	22,917	48,813
VBI Vaccines, Inc. *	3,180	9,127
Ventyx Biosciences, Inc. *	11,710	440,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Vera Therapeutics, Inc. *	12,309	81,855
Veracyte, Inc. *	30,348	687,079
Verastem, Inc. *	85,909	33,556
Vericel Corp. *	20,027	631,051
Verrica Pharmaceuticals, Inc. *(a)	7,637	47,120
Vertex Pharmaceuticals, Inc. *	109,731	37,388,644
Verve Therapeutics, Inc. *	18,886	300,854
Viatris, Inc.	514,198	4,797,467
Vigil Neuroscience, Inc. *	5,235	45,545
Viking Therapeutics, Inc. *	36,668	781,395
Vir Biotechnology, Inc. *	32,199	809,805
Viracta Therapeutics, Inc. *	12,430	16,035
Viridian Therapeutics, Inc. *	16,998	476,454
Vor BioPharma, Inc. *	17,792	79,174
Voyager Therapeutics, Inc. *	12,446	90,233
Waters Corp. *	25,257	7,586,193
WaVe Life Sciences Ltd. *	29,975	119,600
Werewolf Therapeutics, Inc. *	6,982	16,547
West Pharmaceutical Services, Inc.	31,482	11,372,558
X4 Pharmaceuticals, Inc. *	42,386	62,307
XBiotech, Inc. *	10,477	36,041
Xencor, Inc. *	25,852	683,527
Xeris Biopharma Holdings, Inc. *	74,221	167,739
XOMA Corp. *	2,843	52,283
Zentalis Pharmaceuticals, Inc. *	19,706	434,123
Zoetis, Inc.	198,993	34,978,990
Zynerba Pharmaceuticals, Inc. *	37,596	14,437
		1,434,634,860

Real Estate Management & Development 0.2%
Altisource Asset Management Corp. *	541	44,908
Altisource Portfolio Solutions S.A. *	2,202	8,235
Anywhere Real Estate, Inc. *	48,041	306,021
CBRE Group, Inc., Class A *	134,247	10,291,375
Compass, Inc., Class A *	110,080	257,587
Cushman & Wakefield plc *	70,899	698,355
DigitalBridge Group, Inc.	61,036	758,678
Doma Holdings, Inc. *	37,533	16,139
Douglas Elliman, Inc.	26,736	85,288
eXp World Holdings, Inc.	31,554	368,866
Fathom Holdings, Inc. *	8,250	40,425
Forestar Group, Inc. *	6,845	132,382
FRP Holdings, Inc. *	2,978	172,724
Jones Lang LaSalle, Inc. *	20,115	2,796,790
Kennedy-Wilson Holdings, Inc.	49,747	834,755
Marcus & Millichap, Inc.	11,216	352,968
Maui Land & Pineapple Co., Inc. *	3,498	43,690
Newmark Group, Inc., Class A	53,804	341,117
Opendoor Technologies, Inc. *	209,386	288,953
Rafael Holdings, Inc., Class B *	16,601	34,862
RE/MAX Holdings, Inc., Class A	8,912	172,091
Redfin Corp. *	46,168	343,952
Seritage Growth Properties, Class A *	16,651	124,716
Stratus Properties, Inc.	3,398	72,717
Tejon Ranch Co. *	11,108	191,946
The Howard Hughes Corp. *	14,571	1,127,358
The RMR Group, Inc., Class A	6,145	145,944
The St. Joe Co.	14,358	590,114
Trinity Place Holdings, Inc. *	31,763	9,688
Zillow Group, Inc., Class A *	25,171	1,076,815
Zillow Group, Inc., Class C *	69,016	3,004,957
		24,734,416

Semiconductors & Semiconductor Equipment 5.5%
ACM Research, Inc., Class A *	17,500	163,625
Advanced Micro Devices, Inc. *	686,928	61,390,755
See financial notes
Schwab Equity Index Funds | Semiannual Report89

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aehr Test Systems *	11,116	275,121
Allegro MicroSystems, Inc. *	27,571	986,215
Alpha & Omega Semiconductor Ltd. *	9,994	238,657
Ambarella, Inc. *	15,725	974,636
Amkor Technology, Inc.	42,423	949,003
Amtech Systems, Inc. *	6,347	54,775
Analog Devices, Inc.	215,538	38,770,975
Applied Materials, Inc.	358,891	40,565,450
Atomera, Inc. *(a)	8,289	65,483
Axcelis Technologies, Inc. *	13,895	1,643,779
AXT, Inc. *	15,887	42,418
Broadcom, Inc.	177,836	111,414,254
CEVA, Inc. *	10,247	257,507
Cirrus Logic, Inc. *	24,115	2,068,826
Cohu, Inc. *	20,399	690,302
Credo Technology Group Holding Ltd. *	37,719	305,901
CVD Equipment Corp. *	3,009	30,872
Diodes, Inc. *	19,261	1,535,102
eMagin Corp. *	31,609	52,155
Enphase Energy, Inc. *	57,768	9,485,506
Entegris, Inc.	63,318	4,743,785
Everspin Technologies, Inc. *	4,499	27,984
First Solar, Inc. *	42,141	7,694,104
FormFactor, Inc. *	33,137	904,971
Ichor Holdings Ltd. *	12,049	335,565
Impinj, Inc. *	9,096	804,177
indie Semiconductor, Inc., Class A *	28,439	215,283
Intel Corp.	1,761,789	54,721,166
inTEST Corp. *	4,591	87,229
KLA Corp.	58,936	22,781,121
Kopin Corp. *	40,189	41,797
Kulicke & Soffa Industries, Inc.	24,079	1,147,605
Lam Research Corp.	57,475	30,121,498
Lattice Semiconductor Corp. *	58,401	4,654,560
MACOM Technology Solutions Holdings, Inc. *	21,873	1,276,071
Marvell Technology, Inc.	365,412	14,426,466
MaxLinear, Inc. *	30,465	735,120
Meta Materials, Inc. *	140,142	25,814
Microchip Technology, Inc.	233,474	17,041,267
Micron Technology, Inc.	464,679	29,906,740
MKS Instruments, Inc.	24,371	2,043,996
Monolithic Power Systems, Inc.	19,004	8,779,278
Navitas Semiconductor Corp. *	34,387	183,283
NVE Corp.	1,912	144,184
NVIDIA Corp.	1,047,699	290,725,996
NXP Semiconductors N.V.	110,609	18,111,118
ON Semiconductor Corp. *	184,793	13,297,704
Onto Innovation, Inc. *	20,965	1,697,746
PDF Solutions, Inc. *	12,456	449,039
Photronics, Inc. *	25,270	365,404
Pixelworks, Inc. *	21,959	30,962
Power Integrations, Inc.	25,193	1,833,547
Qorvo, Inc. *	42,537	3,916,807
QUALCOMM, Inc.	474,544	55,426,739
QuickLogic Corp. *	7,578	41,300
Rambus, Inc. *	45,844	2,032,723
Rigetti Computing, Inc., Class A *	30,086	14,140
Semtech Corp. *	27,200	530,128
Silicon Laboratories, Inc. *	13,554	1,888,072
SiTime Corp. *	6,907	749,202
SkyWater Technology, Inc. *	2,749	24,851
Skyworks Solutions, Inc.	67,579	7,156,616
SMART Global Holdings, Inc. *	20,089	309,772
SolarEdge Technologies, Inc. *	23,753	6,784,569
Synaptics, Inc. *	16,813	1,488,959
Teradyne, Inc.	66,163	6,045,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	385,466	64,449,915
Transphorm, Inc. *	11,592	35,587
Ultra Clean Holdings, Inc. *	19,787	564,721
Universal Display Corp.	18,509	2,470,211
Veeco Instruments, Inc. *	21,581	397,522
Wolfspeed, Inc. *	52,726	2,454,395
		958,098,101

Software & Services 10.7%
8x8, Inc. *	46,219	132,649
A10 Networks, Inc.	27,651	390,985
Accenture plc, Class A	267,973	75,110,152
ACI Worldwide, Inc. *	48,087	1,218,044
Adeia, Inc.	43,468	332,096
Adobe, Inc. *	194,932	73,598,526
AgileThought, Inc. *	8,500	13,175
Agilysys, Inc. *	8,573	669,037
Akamai Technologies, Inc. *	67,364	5,521,827
Alarm.com Holdings, Inc. *	21,054	1,004,065
Alkami Technology, Inc. *	15,859	190,149
Altair Engineering, Inc., Class A *	22,061	1,523,312
Alteryx, Inc., Class A *	26,409	1,086,202
American Software, Inc., Class A	13,798	164,748
Amplitude, Inc., Class A *	21,750	246,862
ANSYS, Inc. *	37,361	11,728,365
Appfolio, Inc., Class A *	8,055	1,124,639
Appian Corp., Class A *	17,792	668,090
AppLovin Corp., Class A *	53,153	903,601
Arteris, Inc. *	9,920	36,902
Asana, Inc., Class A *	32,930	532,807
Aspen Technology, Inc. *	12,363	2,188,251
Atlassian Corp., Class A *	63,801	9,420,856
AudioEye, Inc. *	4,308	26,150
Autodesk, Inc. *	92,190	17,957,690
AvePoint, Inc. *	34,675	150,489
Backblaze, Inc., Class A *	5,377	22,368
Bentley Systems, Inc., Class B	83,203	3,541,120
BigCommerce Holdings, Inc. *	27,578	203,801
Bill.com Holdings, Inc. *	40,925	3,143,449
Black Knight, Inc. *	66,402	3,628,205
Blackbaud, Inc. *	19,116	1,325,790
Blackline, Inc. *	23,181	1,291,414
Blend Labs, Inc., Class A *	73,956	43,789
Box, Inc., Class A *	60,715	1,606,519
Braze, Inc., Class A *	15,261	448,673
Brightcove, Inc. *	15,409	63,793
C3.ai, Inc., Class A *(a)	36,520	650,786
Cadence Design Systems, Inc. *	116,956	24,496,434
Castellum, Inc. *	34,318	35,004
CCC Intelligent Solutions Holdings, Inc. *	44,273	384,290
Cerence, Inc. *	17,854	456,170
Cipher Mining, Inc. *(a)	16,000	36,960
Cleanspark, Inc. *	42,908	167,770
Clear Secure, Inc., Class A	33,017	798,681
Clearwater Analytics Holdings, Inc., Class A *	27,926	430,340
Cloudflare, Inc., Class A *	121,802	5,730,784
Cognizant Technology Solutions Corp., Class A	217,168	12,967,101
CommVault Systems, Inc. *	18,615	1,084,696
Computer Task Group, Inc. *	7,864	53,239
Confluent, Inc., Class A *	65,393	1,438,646
Consensus Cloud Solutions, Inc. *	7,116	265,640
CoreCard Corp. *	2,218	57,136
Couchbase, Inc. *	10,823	166,241
Crowdstrike Holdings, Inc., Class A *	92,852	11,146,883
See financial notes
90Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CS Disco, Inc. *	8,360	49,157
Cvent Holding Corp. *	28,902	243,066
Cyxtera Technologies, Inc. *	25,255	8,213
Datadog, Inc., Class A *	105,704	7,122,336
DecisionPoint Systems, Inc. *	4,188	29,442
Digimarc Corp. *	5,752	98,014
Digital Turbine, Inc. *	39,598	464,485
DigitalOcean Holdings, Inc. *	26,157	824,992
DocuSign, Inc. *	85,750	4,239,480
Dolby Laboratories, Inc., Class A	25,298	2,117,190
Domo, Inc., Class B *	14,774	234,611
DoubleVerify Holdings, Inc. *	37,121	1,092,100
Dropbox, Inc., Class A *	114,020	2,319,167
D-Wave Quantum, Inc. *	23,310	11,590
DXC Technology Co. *	96,514	2,301,859
Dynatrace, Inc. *	92,508	3,911,238
E2open Parent Holdings, Inc. *	73,998	465,447
Ebix, Inc.	10,319	167,787
Edgio, Inc. *	50,335	33,271
eGain Corp. *	7,634	56,034
Elastic N.V. *	33,085	1,894,116
Embark Technology, Inc. *	13,001	35,233
Enfusion, Inc., Class A *	7,152	59,934
EngageSmart, Inc. *	12,468	214,076
Envestnet, Inc. *	23,278	1,475,360
EPAM Systems, Inc. *	24,707	6,978,245
Everbridge, Inc. *	16,799	441,478
EverCommerce, Inc. *	12,868	155,317
Expensify, Inc., Class A *	18,547	140,772
Fair Isaac Corp. *	10,673	7,769,410
Fastly, Inc., Class A *	47,725	705,375
Five9, Inc. *	30,098	1,951,554
ForgeRock, Inc., Class A *	15,506	310,585
Fortinet, Inc. *	277,084	17,470,146
Freshworks, Inc., Class A *	67,902	907,171
Gartner, Inc. *	33,552	10,148,138
Gen Digital, Inc.	241,999	4,276,122
Gitlab, Inc., Class A *	26,742	811,887
Glimpse Group, Inc. *	9,276	38,124
GoDaddy, Inc., Class A *	65,935	4,989,961
Grid Dynamics Holdings, Inc. *	23,721	257,847
Guidewire Software, Inc. *	34,871	2,656,821
HashiCorp, Inc., Class A *	34,849	934,302
HubSpot, Inc. *	20,646	8,690,934
Informatica, Inc., Class A *	15,704	242,784
Information Services Group, Inc.	16,112	82,010
Instructure Holdings, Inc. *	7,414	196,693
Intapp, Inc. *	6,482	261,354
InterDigital, Inc.	11,361	769,594
International Business Machines Corp.	384,453	48,598,704
Intrusion, Inc. *	5,866	5,925
Intuit, Inc.	119,811	53,190,093
Issuer Direct Corp. *	1,318	24,815
Jamf Holding Corp. *	19,093	361,240
Kaltura, Inc. *	33,164	61,353
Kyndryl Holdings, Inc. *	88,065	1,273,420
Latch, Inc. *	74,875	59,136
LivePerson, Inc. *	29,329	135,793
LiveRamp Holdings, Inc. *	27,198	655,200
Manhattan Associates, Inc. *	26,473	4,386,047
Marathon Digital Holdings, Inc. *(a)	50,457	508,102
MariaDB PLC *	13,835	17,155
Matterport, Inc. *	91,473	213,132
MeridianLink, Inc. *	8,842	132,099
Microsoft Corp.	3,169,855	973,969,647
MicroStrategy, Inc., Class A *	4,015	1,318,446
Mitek Systems, Inc. *	18,641	168,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Model N, Inc. *	14,577	448,972
Momentive Global, Inc. *	55,763	523,615
MongoDB, Inc. *	29,456	7,068,262
N-Able, Inc. *	27,358	348,814
nCino, Inc. *	33,092	818,365
NCR Corp. *	59,085	1,317,005
New Relic, Inc. *	24,928	1,781,604
NextNav, Inc. *(a)	7,000	15,120
Nutanix, Inc., Class A *	97,803	2,345,316
Okta, Inc. *	64,960	4,451,709
Olo, Inc., Class A *	44,208	302,825
OMNIQ Corp. *	3,906	22,303
ON24, Inc. *	17,135	149,075
OneSpan, Inc. *	14,940	220,216
Oracle Corp.	653,738	61,922,063
PagerDuty, Inc. *	34,918	1,049,635
Palantir Technologies, Inc., Class A *	748,978	5,804,579
Palo Alto Networks, Inc. *	128,940	23,526,392
Park City Group, Inc.	6,299	40,629
Pegasystems, Inc.	17,857	814,636
Perficient, Inc. *	14,822	962,244
PFSweb, Inc.	6,123	24,614
Phunware, Inc. *	55,482	33,162
Porch Group, Inc. *	33,000	30,033
PowerSchool Holdings, Inc., Class A *	16,828	351,369
Procore Technologies, Inc. *	29,177	1,558,344
Progress Software Corp.	18,097	993,163
PROS Holdings, Inc. *	17,218	488,475
PTC, Inc. *	45,588	5,734,515
Q2 Holdings, Inc. *	25,051	616,756
Qualtrics International, Inc., Class A *	48,251	865,140
Qualys, Inc. *	14,754	1,666,317
Quantum Computing, Inc. *	10,216	11,748
Rapid7, Inc. *	25,271	1,228,423
Rekor Systems, Inc. *	22,007	26,628
Rimini Street, Inc. *	21,843	81,693
RingCentral, Inc., Class A *	33,156	913,779
Riot Platforms, Inc. *(a)	73,492	878,964
Roper Technologies, Inc.	45,156	20,536,046
Salesforce, Inc. *	425,945	84,494,710
Samsara, Inc., Class A *	48,110	868,385
SecureWorks Corp., Class A *	5,067	45,958
SEMrush Holdings, Inc., Class A *	17,212	166,268
SentinelOne, Inc., Class A *	93,662	1,505,148
ServiceNow, Inc. *	86,524	39,750,856
ShotSpotter, Inc. *	3,910	116,323
Smartsheet, Inc., Class A *	55,794	2,280,301
Smith Micro Software, Inc. *	24,721	28,676
Snowflake, Inc., Class A *	122,327	18,114,182
SolarWinds Corp. *	20,785	179,167
SoundHound AI, Inc., Class A *(a)	45,830	121,908
Splunk, Inc. *	64,022	5,521,257
Sprinklr, Inc., Class A *	25,637	306,619
Sprout Social, Inc., Class A *	20,057	988,008
SPS Commerce, Inc. *	15,370	2,264,001
Squarespace, Inc., Class A *	17,641	548,635
Sumo Logic, Inc. *	46,233	554,796
Synchronoss Technologies, Inc. *	37,860	33,468
Synopsys, Inc. *	65,040	24,150,653
Tenable Holdings, Inc. *	48,072	1,778,183
Teradata Corp. *	43,028	1,665,614
The Hackett Group, Inc.	9,720	180,403
Thoughtworks Holding, Inc. *	27,607	171,992
Tucows, Inc., Class A *	4,136	92,605
Twilio, Inc., Class A *	74,347	3,911,396
Tyler Technologies, Inc. *	17,704	6,710,347
UiPath, Inc., Class A *	150,074	2,113,042
Unisys Corp. *	28,890	92,737
See financial notes
Schwab Equity Index Funds | Semiannual Report91

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unity Software, Inc. *	103,382	2,788,213
Upland Software, Inc. *	13,488	49,501
Varonis Systems, Inc. *	45,659	1,057,462
Verint Systems, Inc. *	27,662	1,009,386
VeriSign, Inc. *	38,941	8,637,114
Veritone, Inc. *	11,260	53,598
Vertex, Inc., Class A *	15,520	320,488
Viant Technology, Inc., Class A *	10,390	45,924
VirnetX Holding Corp.	26,091	10,752
VMware, Inc., Class A *	88,861	11,110,291
Weave Communications, Inc. *	12,631	55,955
WM Technology, Inc. *	40,927	29,664
Workday, Inc., Class A *	86,465	16,094,595
Workiva, Inc. *	19,457	1,817,673
Xperi, Inc. *	17,036	161,672
Yext, Inc. *	42,850	376,223
ZeroFox Holdings, Inc. *	12,914	12,431
Zeta Global Holdings Corp., Class A *	55,186	535,856
Zoom Video Communications, Inc., Class A *	91,953	5,648,673
Zscaler, Inc. *	36,211	3,262,611
Zuora, Inc., Class A *	53,921	420,045
		1,869,584,975

Technology Hardware & Equipment 8.0%
908 Devices, Inc. *	8,267	55,885
ADTRAN Holdings, Inc.	29,034	264,790
Advanced Energy Industries, Inc.	15,796	1,366,354
Aeva Technologies, Inc. *	58,086	57,616
AEye, Inc. *	68,009	13,520
Airgain, Inc. *	7,096	41,654
Airspan Networks Holdings, Inc. *	16,700	7,565
Akoustis Technologies, Inc. *	28,099	80,082
Alpine 4 Holdings, Inc. *	57,587	17,345
Amphenol Corp., Class A	254,269	19,189,681
Apple Inc.	6,333,747	1,074,710,191
Applied Optoelectronics, Inc. *	9,729	18,874
Arista Networks, Inc. *	105,920	16,964,147
Arlo Technologies, Inc. *	36,675	236,187
Arrow Electronics, Inc. *	24,679	2,824,018
AstroNova, Inc. *	1,803	26,522
Aviat Networks, Inc. *	4,936	161,950
Avid Technology, Inc. *	14,380	424,354
Avnet, Inc.	38,275	1,579,227
Badger Meter, Inc.	12,477	1,651,081
Bel Fuse, Inc., Class A	444	18,644
Bel Fuse, Inc., Class B	4,185	170,037
Belden, Inc.	18,105	1,428,303
Benchmark Electronics, Inc.	14,875	317,581
Boxlight Corp., Class A *	46,965	16,471
CalAmp Corp. *	14,173	35,999
Calix, Inc. *	24,264	1,108,865
Cambium Networks Corp. *	4,047	61,272
Casa Systems, Inc. *	13,736	17,170
CDW Corp.	57,854	9,811,460
Cepton, Inc. *	18,174	6,779
Ciena Corp. *	64,840	2,985,234
Cisco Systems, Inc.	1,747,905	82,588,511
Clearfield, Inc. *	5,453	238,187
Coda Octopus Group, Inc. *	4,868	38,895
Cognex Corp.	73,802	3,519,617
Coherent Corp. *	59,223	2,021,873
CommScope Holding Co., Inc. *	88,343	435,531
Comtech Telecommunications Corp.	11,741	121,519
Corning, Inc.	326,663	10,851,745
Corsair Gaming, Inc. *	17,044	296,906
CPI Card Group, Inc. *	1,805	75,575
SECURITY	NUMBER OF SHARES	VALUE ($)
CTS Corp.	13,417	526,081
Daktronics, Inc. *	21,132	101,645
Dell Technologies, Inc., Class C	102,809	4,471,163
Diebold Nixdorf, Inc. *	31,345	25,292
Digi International, Inc. *	15,032	453,365
DZS, Inc. *	6,832	46,458
Eastman Kodak Co. *	36,064	118,651
EMCORE Corp. *	11,147	12,150
ePlus, Inc. *	11,248	489,738
Evolv Technologies Holdings, Inc. *	24,988	89,957
Extreme Networks, Inc. *	55,202	981,492
F5, Inc. *	25,593	3,438,676
Fabrinet *	16,330	1,550,534
FARO Technologies, Inc. *	8,279	193,315
Focus Universal, Inc. *(a)	10,500	22,365
Frequency Electronics, Inc.	4,719	30,721
Genasys, Inc. *	20,918	61,708
Harmonic, Inc. *	46,594	656,509
Hewlett Packard Enterprise Co.	544,613	7,798,858
HP, Inc.	366,862	10,899,470
Identiv, Inc. *	8,288	45,584
Immersion Corp.	13,101	86,336
Infinera Corp. *	81,798	517,781
Insight Enterprises, Inc. *	12,879	1,557,715
Intevac, Inc. *	11,887	75,245
IonQ, Inc. *	62,676	345,345
IPG Photonics Corp. *	13,678	1,572,696
Iteris, Inc. *	21,639	99,756
Itron, Inc. *	19,092	1,019,513
Jabil, Inc.	56,722	4,432,824
Juniper Networks, Inc.	137,548	4,147,072
Key Tronic Corp. *	4,943	33,860
Keysight Technologies, Inc. *	75,799	10,963,567
Kimball Electronics, Inc. *	10,963	220,685
Knowles Corp. *	40,205	678,660
KVH Industries, Inc. *	5,414	56,955
Lantronix, Inc. *	11,128	40,951
Lightwave Logic, Inc. *(a)	49,166	221,247
Littelfuse, Inc.	10,479	2,538,433
Lumentum Holdings, Inc. *	28,982	1,398,382
Luna Innovations, Inc. *	11,699	73,470
Methode Electronics, Inc.	15,172	621,900
MicroVision, Inc. *(a)	80,418	160,836
MICT, Inc. *	77,030	177,169
Mirion Technologies, Inc. *	52,479	425,080
Motorola Solutions, Inc.	71,374	20,798,384
Movano, Inc. *	16,747	16,747
Napco Security Technologies, Inc. *	12,442	385,702
National Instruments Corp.	55,641	3,239,975
Neonode, Inc. *	4,440	31,768
NetApp, Inc.	91,596	5,760,472
NETGEAR, Inc. *	13,065	184,608
NetScout Systems, Inc. *	28,598	778,152
nLight, Inc. *	20,404	178,943
Novanta, Inc. *	15,750	2,407,230
Ondas Holdings, Inc. *(a)	14,133	14,133
One Stop Systems, Inc. *	12,911	31,503
OSI Systems, Inc. *	6,538	738,532
Ouster, Inc. *(a)	11,960	42,340
PAR Technology Corp. *	12,016	367,569
PC Connection, Inc.	4,459	179,564
PCTEL, Inc.	8,960	42,650
Plexus Corp. *	11,573	1,012,290
Powerfleet, Inc. *	22,541	64,693
Presto Automation, Inc. *	12,542	41,765
Pure Storage, Inc., Class A *	121,305	2,769,393
Quantum Corp. *	57,798	56,642
Red Cat Holdings, Inc. *	18,398	16,282
See financial notes
92Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Research Frontiers, Inc. *	21,870	34,992
RF Industries Ltd. *	7,044	28,387
Ribbon Communications, Inc. *	38,255	97,933
Richardson Electronics Ltd/United States	5,554	85,698
Rogers Corp. *	7,967	1,282,289
Sanmina Corp. *	24,792	1,295,630
ScanSource, Inc. *	10,228	279,736
Seagate Technology Holdings plc	81,717	4,802,508
SmartRent, Inc. *	54,496	140,600
Sono-Tek Corp. *	2,719	14,819
Super Micro Computer, Inc. *	19,765	2,083,824
TD SYNNEX Corp.	17,668	1,573,159
TE Connectivity Ltd.	134,515	16,460,601
Teledyne Technologies, Inc. *	19,942	8,263,965
TransAct Technologies, Inc. *	3,397	19,023
Trimble, Inc. *	106,696	5,025,382
TTM Technologies, Inc. *	43,639	515,377
Turtle Beach Corp. *	6,086	66,155
Ubiquiti, Inc.	1,828	425,101
ViaSat, Inc. *	32,706	1,145,691
Viavi Solutions, Inc. *	96,616	865,679
Vishay Intertechnology, Inc.	55,251	1,176,294
Vishay Precision Group, Inc. *	5,394	202,491
Vontier Corp.	66,725	1,810,249
Wayside Technology Group, Inc.	1,603	71,173
Western Digital Corp. *	135,835	4,678,157
Wireless Telecom Group, Inc. *	17,985	32,373
Wrap Technologies, Inc. *(a)	21,515	27,539
Xerox Holdings Corp.	48,642	762,220
Zebra Technologies Corp., Class A *	21,947	6,321,394
		1,398,084,203

Telecommunication Services 1.0%
Anterix, Inc. *	8,567	270,546
AST SpaceMobile, Inc. *(a)	26,087	138,522
AT&T, Inc.	3,040,092	53,718,426
ATN International, Inc.	4,147	149,997
Bandwidth, Inc., Class A *	9,570	116,467
Charge Enterprises, Inc. *	38,686	41,007
Cogent Communications Holdings, Inc.	18,246	1,259,704
Consolidated Communications Holdings, Inc. *	28,849	111,646
EchoStar Corp., Class A *	15,741	268,699
Frontier Communications Parent, Inc. *	95,225	2,146,371
Globalstar, Inc. *	306,760	277,925
Gogo, Inc. *	27,853	373,509
IDT Corp., Class B *	8,928	296,499
Iridium Communications, Inc.	53,505	3,395,962
KORE Group Holdings, Inc. *	12,000	14,640
Liberty Global plc, Class A *	73,281	1,429,712
Liberty Global plc, Class C *	109,104	2,219,175
Liberty Latin America Ltd., Class A *	15,888	140,927
Liberty Latin America Ltd., Class C *	61,742	548,269
Lumen Technologies, Inc.	398,859	945,296
NII Holdings, Inc. Escrow *(c)	28,127	16,595
Ooma, Inc. *	9,711	119,445
Radius Global Infrastructure, Inc., Class A *	33,233	488,193
Shenandoah Telecommunications Co.	21,835	454,386
Spok Holdings, Inc.	6,936	84,827
SurgePays, Inc. *	7,000	30,100
Telephone & Data Systems, Inc.	41,799	417,990
T-Mobile US, Inc. *	252,181	36,288,846
SECURITY	NUMBER OF SHARES	VALUE ($)
United States Cellular Corp. *	5,896	125,231
Verizon Communications, Inc.	1,788,510	69,447,843
		175,336,755

Transportation 1.7%
Air Transport Services Group, Inc. *	23,833	484,048
Alaska Air Group, Inc. *	54,536	2,370,134
Allegiant Travel Co. *	6,715	697,756
American Airlines Group, Inc. *	276,648	3,773,479
ArcBest Corp.	10,461	987,518
Avis Budget Group, Inc. *	10,561	1,865,812
Bird Global, Inc., Class A *	105,731	14,316
Blade Air Mobility, Inc. *	26,008	68,141
C.H. Robinson Worldwide, Inc.	50,176	5,061,253
Covenant Logistics Group, Inc.	3,394	133,690
CSX Corp.	895,467	27,437,109
Daseke, Inc. *	25,341	207,289
Delta Air Lines, Inc. *	272,280	9,341,927
Eagle Bulk Shipping, Inc.	4,187	187,243
Expeditors International of Washington, Inc.	67,705	7,707,537
FedEx Corp.	98,925	22,533,136
Forward Air Corp.	11,327	1,195,112
Frontier Group Holdings, Inc. *	16,091	152,704
FTAI Infrastructure, Inc.	43,117	133,663
Genco Shipping & Trading Ltd.	14,965	230,611
GXO Logistics, Inc. *	50,615	2,689,175
Hawaiian Holdings, Inc. *	23,629	196,829
Heartland Express, Inc.	18,795	272,152
Hertz Global Holdings, Inc. *	69,303	1,155,974
Hub Group, Inc., Class A *	13,809	1,041,199
JB Hunt Transport Services, Inc.	35,369	6,199,832
JetBlue Airways Corp. *	138,334	987,705
Joby Aviation, Inc. *(a)	126,843	549,230
Kirby Corp. *	25,399	1,824,664
Knight-Swift Transportation Holdings, Inc.	68,238	3,843,164
Landstar System, Inc.	15,286	2,690,795
Lyft, Inc., Class A *	138,165	1,416,191
Marten Transport Ltd.	24,450	493,645
Matson, Inc.	16,204	1,102,358
Mesa Air Group, Inc. *	12,880	27,177
Norfolk Southern Corp.	97,233	19,741,216
Old Dominion Freight Line, Inc.	38,780	12,424,724
P.A.M. Transportation Services, Inc. *	3,071	68,944
Pangaea Logistics Solutions Ltd.	13,298	82,581
Radiant Logistics, Inc. *	16,850	111,210
RXO, Inc. *	49,898	902,655
Ryder System, Inc.	21,335	1,688,879
Saia, Inc. *	11,305	3,366,290
Schneider National, Inc., Class B	16,152	422,698
SkyWest, Inc. *	20,970	593,451
Southwest Airlines Co.	252,750	7,655,797
Spirit Airlines, Inc.	51,444	879,692
Sun Country Airlines Holdings, Inc. *	14,296	282,060
Uber Technologies, Inc. *	851,589	26,441,838
U-Haul Holding Co.	4,034	246,316
U-Haul Holding Co. - Non Voting	37,767	2,043,195
Union Pacific Corp.	260,425	50,965,172
United Airlines Holdings, Inc. *	138,882	6,083,032
United Parcel Service, Inc., Class B	310,373	55,808,169
Universal Logistics Holdings, Inc.	3,300	84,480
US Xpress Enterprises, Inc., Class A *	21,997	132,862
Werner Enterprises, Inc.	25,074	1,132,593
XPO, Inc. *	49,223	2,174,672
See financial notes
Schwab Equity Index Funds | Semiannual Report93

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yellow Corp. *	13,029	24,364
		302,429,458

Utilities 2.8%
ALLETE, Inc.	24,138	1,505,728
Alliant Energy Corp.	106,954	5,897,444
Altus Power, Inc. *	18,211	82,678
Ameren Corp.	109,835	9,772,020
American Electric Power Co., Inc.	219,104	20,249,592
American States Water Co.	15,639	1,387,961
American Water Works Co., Inc.	82,020	12,159,465
Artesian Resources Corp., Class A	2,941	161,108
Atmos Energy Corp.	61,068	6,970,302
Avangrid, Inc.	29,923	1,204,700
Avista Corp.	31,567	1,391,158
Black Hills Corp.	27,704	1,808,794
Cadiz, Inc. *	15,822	64,554
California Water Service Group	23,134	1,297,355
CenterPoint Energy, Inc.	267,277	8,143,930
Chesapeake Utilities Corp.	7,516	928,226
Clearway Energy, Inc., Class A	14,344	415,689
Clearway Energy, Inc., Class C	34,782	1,056,329
CMS Energy Corp.	124,134	7,728,583
Consolidated Edison, Inc.	151,257	14,894,277
Consolidated Water Co., Ltd.	7,055	119,230
Constellation Energy Corp.	138,957	10,755,272
Dominion Energy, Inc.	355,614	20,319,784
DTE Energy Co.	82,494	9,273,151
Duke Energy Corp.	327,605	32,393,582
Edison International	162,250	11,941,600
Entergy Corp.	86,643	9,321,054
Essential Utilities, Inc.	101,369	4,328,456
Evergy, Inc.	97,792	6,073,861
Eversource Energy	148,792	11,547,747
Exelon Corp.	423,587	17,977,032
FirstEnergy Corp.	231,240	9,203,352
Genie Energy Ltd., Class B	9,550	148,693
Global Water Resources, Inc.	4,694	51,493
Hawaiian Electric Industries, Inc.	46,150	1,809,541
IDACORP, Inc.	21,439	2,382,302
MGE Energy, Inc.	15,212	1,165,391
Middlesex Water Co.	8,586	626,606
Montauk Renewables, Inc. *	25,936	172,474
National Fuel Gas Co.	39,141	2,187,982
New Jersey Resources Corp.	40,776	2,105,673
NextEra Energy, Inc.	845,187	64,766,680
NiSource, Inc.	173,812	4,946,690
Northwest Natural Holding Co.	14,999	704,353
NorthWestern Corp.	24,551	1,439,180
NRG Energy, Inc.	98,145	3,353,615
OGE Energy Corp.	84,976	3,189,999
ONE Gas, Inc.	23,190	1,784,470
Ormat Technologies, Inc.	22,300	1,913,563
Otter Tail Corp.	17,495	1,258,765
PG&E Corp. *	686,717	11,749,728
Pinnacle West Capital Corp.	48,167	3,779,183
PNM Resources, Inc.	37,120	1,786,586
Portland General Electric Co.	38,350	1,941,277
PPL Corp.	312,927	8,987,263
Public Service Enterprise Group, Inc.	211,941	13,394,671
Pure Cycle Corp. *	8,445	83,352
RGC Resources, Inc.	3,883	74,359
Sempra Energy	133,363	20,736,613
SJW Group	11,576	878,850
Southwest Gas Holdings, Inc.	27,612	1,546,272
Spire, Inc.	22,405	1,517,491
Spruce Power Holding Corp. *	69,465	48,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunnova Energy International, Inc. *	43,239	776,572
The AES Corp.	288,071	6,815,760
The Southern Co.	463,137	34,063,726
The York Water Co.	6,196	260,480
UGI Corp.	88,795	3,008,375
Unitil Corp.	7,063	392,632
Via Renewables, Inc.	1,311	13,571
Vistra Corp.	158,900	3,791,354
WEC Energy Group, Inc.	134,349	12,920,343
Xcel Energy, Inc.	233,337	16,312,590
		479,261,255
Total Common Stocks (Cost $9,650,261,464)		17,343,651,992

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(c)	9,789	587
Total Preferred Stocks (Cost $529)		587

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	14,033
Carisma Therapeutics, Inc. CVR *(c)	67,895	0
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
IMARA, Inc. CVR *(c)	11,519	3,686
		18,561
Total Rights (Cost $3,686)		18,561

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (e)(f)	30,743,334	30,743,334
Total Short-Term Investments (Cost $30,743,334)		30,743,334
Total Investments in Securities (Cost $9,681,009,013)		17,374,414,474

See financial notes
94Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	134	11,891,160	(4,745)
S&P 500 Index, e-mini, expires 06/16/23	321	67,225,425	1,859,155
Net Unrealized Appreciation			1,854,410

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,250,234.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$50,203,015	$1,204,202	($111,737)	($18,670)	($17,606,197)	$33,670,613	644,537	$298,704

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,178,731,297	$—	$—	$14,178,731,297
Equity Real Estate Investment Trusts (REITs)	510,281,699	—	0 *	510,281,699
Health Care Equipment & Services	1,044,667,381	—	0 *	1,044,667,381
Pharmaceuticals, Biotechnology & Life Sciences	1,434,434,641	—	200,219	1,434,634,860
Telecommunication Services	175,320,160	—	16,595	175,336,755
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	18,561 *	18,561
Short-Term Investments[1]	30,743,334	—	—	30,743,334
Futures Contracts[2]	1,859,155	—	—	1,859,155
Liabilities
Futures Contracts[2]	(4,745)	—	—	(4,745)
Total	$17,376,032,922	$—	$235,962	$17,376,268,884

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report95

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $24,850,160)		$33,670,613
Investments in securities, at value - unaffiliated (cost $9,656,158,853) including securities on loan of $29,250,234		17,340,743,861
Cash		60,891,500
Deposit with broker for futures contracts		6,071,200
Receivables:
Dividends		12,868,562
Fund shares sold		7,805,977
Variation margin on future contracts		628,376
Income from securities on loan		343,590
Investments sold	+	36,344
Total assets		17,463,060,023

Liabilities
Collateral held for securities on loan		30,743,333
Payables:
Fund shares redeemed		8,681,976
Investment adviser fees		396,674
Investments bought	+	40,059
Total liabilities		39,862,042
Net assets		$17,423,197,981

Net Assets by Source
Capital received from investors		$9,902,543,093
Total distributable earnings	+	7,520,654,888
Net assets		$17,423,197,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,423,197,981		246,783,397		$70.60

See financial notes
96Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $37,125)		$142,682,202
Dividends received from securities - affiliated		298,704
Securities on loan, net	+	1,770,075
Total investment income		144,750,981

Expenses
Investment adviser fees		2,477,582
Proxy fees[1]	+	9,086
Total expenses	–	2,486,668
Net investment income		142,264,313

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(18,670)
Net realized losses on sales of securities - unaffiliated		(85,786,890)
Net realized gains on futures contracts	+	829,275
Net realized losses		(84,976,285)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(17,606,197)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,145,843,022
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,093,841)
Net change in unrealized appreciation (depreciation)	+	1,127,142,984
Net realized and unrealized gains		1,042,166,699
Increase in net assets resulting from operations		$1,184,431,012

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Equity Index Funds | Semiannual Report97

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$142,264,313	$245,763,721
Net realized losses		(84,976,285)	(62,772,870)
Net change in unrealized appreciation (depreciation)	+	1,127,142,984	(3,393,580,219)
Increase (decrease) in net assets resulting from operations		$1,184,431,012	($3,210,589,368 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($253,821,250 )	($271,189,903 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,276,270	$1,236,935,020	42,748,598	$3,156,883,859
Shares reinvested		2,670,248	178,132,254	2,402,741	195,366,859
Shares redeemed	+	(14,290,284)	(968,676,720)	(28,345,522)	(2,055,951,707)
Net transactions in fund shares		6,656,234	$446,390,554	16,805,817	$1,296,299,011

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		240,127,163	$16,046,197,665	223,321,346	$18,231,677,925
Total increase (decrease)	+	6,656,234	1,377,000,316	16,805,817	(2,185,480,260)
End of period		246,783,397	$17,423,197,981	240,127,163	$16,046,197,665
See financial notes
98Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$66.09	$89.23	$62.76	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.35	0.64	0.56	0.55	0.57	0.46
Net realized and unrealized gains (losses)	7.18	(22.20)	26.39	13.65	6.52	1.91 [3]
Total from investment operations	7.53	(21.56)	26.95	14.20	7.09	2.37
Less distributions:
Distributions from net investment income	(0.59)	(0.51)	(0.48)	(0.50)	(0.40)	—
Distributions from net realized gains	—	(1.07)	—	—	—	—
Total distributions	(0.59)	(1.58)	(0.48)	(0.50)	(0.40)	—
Net asset value at end of period	$73.03	$66.09	$89.23	$62.76	$49.06	$42.37
Total return	11.49%[4]	(24.63%)	43.14%	29.16%	17.04%	5.93%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[5]	0.035%[6]	0.035%	0.035%	0.035%[7]	0.040%[5,8]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.02%[5,8]
Net investment income (loss)	1.05%[5]	0.86%	0.73%	0.97%	1.27%	1.23%[5]
Portfolio turnover rate	8%[4]	18%	18%	41%	46%	23%[4]
Net assets, end of period (x 1,000,000)	$1,091	$929	$881	$487	$166	$93

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[7]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[8]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

See financial notes
Schwab Equity Index Funds | Semiannual Report99

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	3,763	387,062
Lucid Group, Inc. *(a)	30,149	239,383
Tesla, Inc. *	142,836	23,469,383
		24,095,828

Banks 0.0%
First Citizens BancShares, Inc., Class A	148	149,063
Western Alliance Bancorp	3,512	130,365
		279,428

Capital Goods 4.0%
A.O. Smith Corp.	1,655	113,020
Advanced Drainage Systems, Inc.	3,451	295,820
AECOM	399	33,137
AGCO Corp.	463	57,384
Allegion plc	3,830	423,138
Allison Transmission Holdings, Inc.	3,909	190,720
Armstrong World Industries, Inc.	1,393	95,643
Axon Enterprise, Inc. *	2,882	607,266
BWX Technologies, Inc.	1,910	123,348
Carlisle Cos., Inc.	2,384	514,586
Caterpillar, Inc.	25,059	5,482,909
ChargePoint Holdings, Inc. *(a)	14,067	121,961
Core & Main, Inc., Class A *	1,395	36,354
Deere & Co.	15,010	5,674,080
Donaldson Co., Inc.	1,037	65,901
Emerson Electric Co.	10,000	832,600
Fastenal Co.	31,744	1,709,097
Fortune Brands Innovations, Inc.	2,429	157,132
Generac Holdings, Inc. *	3,457	353,375
General Electric Co.	3,365	333,034
Graco, Inc.	6,366	504,760
HEICO Corp.	2,352	396,641
HEICO Corp., Class A	4,052	543,900
Honeywell International, Inc.	10,946	2,187,449
Howmet Aerospace, Inc.	1,970	87,251
Huntington Ingalls Industries, Inc.	473	95,385
IDEX Corp.	741	152,883
Illinois Tool Works, Inc.	15,196	3,676,520
Lincoln Electric Holdings, Inc.	3,092	518,838
Lockheed Martin Corp.	12,596	5,850,212
Masco Corp.	647	34,621
Masterbrand, Inc. *	2,324	18,755
Nordson Corp.	746	161,367
Northrop Grumman Corp.	934	430,826
Otis Worldwide Corp.	2,791	238,072
Parker-Hannifin Corp.	1,603	520,783
Plug Power, Inc. *(a)	14,252	128,696
Quanta Services, Inc.	4,296	728,774
Rockwell Automation, Inc.	4,286	1,214,695
SiteOne Landscape Supply, Inc. *	1,489	219,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit AeroSystems Holdings, Inc., Class A	5,484	163,204
The Boeing Co. *	9,556	1,975,990
The Middleby Corp. *	207	29,162
The Toro Co.	5,763	600,850
Trane Technologies plc	7,362	1,367,933
TransDigm Group, Inc.	1,095	837,675
Trex Co., Inc. *	6,109	333,918
United Rentals, Inc.	1,764	636,998
Valmont Industries, Inc.	144	41,841
Vertiv Holdings Co.	2,599	38,777
W.W. Grainger, Inc.	2,485	1,728,492
Watsco, Inc.	962	333,218
WESCO International, Inc.	1,276	183,744
WillScot Mobile Mini Holdings Corp. *	5,953	270,266
Xylem, Inc.	1,373	142,572
		43,615,558

Commercial & Professional Services 2.0%
Automatic Data Processing, Inc.	21,204	4,664,880
Booz Allen Hamilton Holding Corp.	7,227	691,768
Broadridge Financial Solutions, Inc.	5,837	848,758
Ceridian HCM Holding, Inc. *	1,467	93,125
Cintas Corp.	4,461	2,033,190
Copart, Inc. *	23,535	1,860,442
CoStar Group, Inc. *	3,206	246,702
Driven Brands Holdings, Inc. *	148	4,544
Equifax, Inc.	3,355	699,115
FTI Consulting, Inc. *	780	140,790
Genpact Ltd.	5,124	228,274
KBR, Inc.	4,874	276,502
MSA Safety, Inc.	752	97,572
Paychex, Inc.	17,831	1,958,914
Paycom Software, Inc. *	2,831	822,037
Paylocity Holding Corp. *	2,215	428,137
Republic Services, Inc.	735	106,296
Ritchie Bros Auctioneers, Inc.	3,216	183,923
Robert Half International, Inc.	5,176	377,848
Rollins, Inc.	11,861	501,127
Tetra Tech, Inc.	1,197	165,629
TransUnion	7,783	535,548
Verisk Analytics, Inc.	8,579	1,665,270
Waste Management, Inc.	21,251	3,528,729
		22,159,120

Consumer Discretionary Distribution & Retail 7.8%
Advance Auto Parts, Inc.	264	33,140
Amazon.com, Inc. *	490,619	51,735,774
AutoZone, Inc. *	940	2,503,511
Best Buy Co., Inc.	3,424	255,157
Burlington Stores, Inc. *	3,357	647,263
CarMax, Inc. *	1,005	70,380
Carvana Co. *(a)	5,687	39,468
eBay, Inc.	4,144	192,406
Etsy, Inc. *	6,926	699,734
Five Below, Inc. *	3,009	593,856
See financial notes
100Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	5,693	565,543
Genuine Parts Co.	630	106,035
Leslie's, Inc. *	8,566	92,941
Lowe’s Cos., Inc.	28,871	6,000,260
Nordstrom, Inc. (a)	5,379	83,159
Ollie's Bargain Outlet Holdings, Inc. *	221	14,420
O'Reilly Automotive, Inc. *	1,397	1,281,482
Pool Corp.	2,104	739,177
RH *	376	95,929
Ross Stores, Inc.	7,988	852,559
The Home Depot, Inc.	32,690	9,824,653
The TJX Cos., Inc.	64,182	5,058,825
Tractor Supply Co.	6,097	1,453,525
Ulta Beauty, Inc. *	2,784	1,535,181
Valvoline, Inc.	9,420	325,461
Victoria's Secret & Co. *	3,182	98,674
Wayfair, Inc., Class A *	2,749	95,748
Williams-Sonoma, Inc.	2,911	352,347
		85,346,608

Consumer Durables & Apparel 1.3%
Brunswick Corp.	667	56,555
D.R. Horton, Inc.	9,148	1,004,633
Deckers Outdoor Corp. *	1,281	614,035
Lululemon Athletica, Inc. *	6,171	2,344,548
Mattel, Inc. *	9,415	169,470
NIKE, Inc., Class B	66,541	8,432,076
NVR, Inc. *	116	677,440
Polaris, Inc.	2,250	244,463
PulteGroup, Inc.	4,910	329,706
Skechers U.S.A., Inc., Class A *	1,114	59,254
Tapestry, Inc.	1,773	72,356
Toll Brothers, Inc.	3,129	199,974
TopBuild Corp. *	1,490	335,965
YETI Holdings, Inc. *	4,771	188,216
		14,728,691

Consumer Services 2.5%
Airbnb, Inc., Class A *	20,741	2,482,075
Booking Holdings, Inc. *	2,144	5,759,449
Bright Horizons Family Solutions, Inc. *	904	68,812
Caesars Entertainment, Inc. *	7,802	353,353
Chipotle Mexican Grill, Inc. *	1,519	3,140,715
Choice Hotels International, Inc.	1,775	226,348
Churchill Downs, Inc.	1,966	575,114
Darden Restaurants, Inc.	4,918	747,192
Domino’s Pizza, Inc.	1,419	450,490
DoorDash, Inc., Class A *	12,218	747,619
DraftKings, Inc., Class A *	19,471	426,610
Expedia Group, Inc. *	8,152	765,962
H&R Block, Inc.	6,924	234,793
Hilton Worldwide Holdings, Inc.	10,482	1,509,618
Las Vegas Sands Corp. *	6,787	433,350
Marriott International, Inc., Class A	14,676	2,485,234
McDonald’s Corp.	9,944	2,940,938
Mister Car Wash, Inc. *	3,333	29,397
Norwegian Cruise Line Holdings Ltd. *	1,759	23,483
Planet Fitness, Inc., Class A *	3,401	282,759
Six Flags Entertainment Corp. *	2,076	50,384
Starbucks Corp.	22,838	2,610,155
The Wendy's Co.	9,193	203,165
Travel & Leisure Co.	3,094	118,407
Vail Resorts, Inc.	2,094	503,649
Wyndham Hotels & Resorts, Inc.	3,272	223,216
Wynn Resorts Ltd. *	714	81,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	1,785	250,935
		27,724,818

Consumer Staples Distribution & Retail 1.9%
BJ's Wholesale Club Holdings, Inc. *	4,680	357,412
Costco Wholesale Corp.	24,488	12,322,851
Dollar General Corp.	12,460	2,759,392
Dollar Tree, Inc. *	3,575	549,513
Grocery Outlet Holding Corp. *	288	8,577
Performance Food Group Co. *	2,558	160,361
Sysco Corp.	28,068	2,153,938
Target Corp.	14,120	2,227,430
		20,539,474

Energy 1.4%
Antero Resources Corp. *	10,233	235,257
Cheniere Energy, Inc.	7,896	1,208,088
Coterra Energy, Inc.	7,103	181,837
Devon Energy Corp.	17,567	938,605
Diamondback Energy, Inc.	5,642	802,292
Enviva, Inc.	1,635	35,152
EOG Resources, Inc.	23,654	2,825,943
Halliburton Co.	22,469	735,860
Hess Corp.	12,184	1,767,411
New Fortress Energy, Inc.	2,996	90,749
Occidental Petroleum Corp.	36,241	2,229,909
ONEOK, Inc.	2,742	179,354
Ovintiv, Inc.	9,695	349,796
PDC Energy, Inc.	2,606	169,520
Pioneer Natural Resources Co.	7,223	1,571,364
Range Resources Corp.	8,622	228,052
Southwestern Energy Co. *	4,411	22,893
Targa Resources Corp.	12,458	940,953
Texas Pacific Land Corp.	316	466,937
		14,979,972

Equity Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	19,676	4,021,578
Apartment Income REIT Corp.	439	16,234
Camden Property Trust	455	50,073
Crown Castle, Inc.	23,851	2,935,820
Equinix, Inc.	3,851	2,788,432
Equity LifeStyle Properties, Inc.	6,006	413,813
Extra Space Storage, Inc.	867	131,819
Iron Mountain, Inc.	11,876	656,030
Lamar Advertising Co., Class A	4,187	442,482
Public Storage	6,862	2,023,123
SBA Communications Corp.	1,347	351,419
Simon Property Group, Inc.	8,718	987,924
		14,818,747

Financial Services 5.5%
American Express Co.	2,108	340,105
Ameriprise Financial, Inc.	3,710	1,131,995
Apollo Global Management, Inc.	20,348	1,289,860
Ares Management Corp., Class A	8,446	739,785
Blackstone, Inc.	39,227	3,504,148
Blue Owl Capital, Inc.	23,347	262,887
Credit Acceptance Corp. *	39	19,091
Euronet Worldwide, Inc. *	1,931	213,839
FactSet Research Systems, Inc.	2,096	862,902
Fiserv, Inc. *	2,980	363,918
FleetCor Technologies, Inc. *	3,953	845,626
Jack Henry & Associates, Inc.	3,994	652,380
See financial notes
Schwab Equity Index Funds | Semiannual Report101

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LPL Financial Holdings, Inc.	4,397	918,269
MarketAxess Holdings, Inc.	2,050	652,659
Mastercard, Inc., Class A	47,048	17,879,651
Moody's Corp.	8,339	2,611,108
Morningstar, Inc.	1,252	223,244
MSCI, Inc.	3,232	1,559,278
PayPal Holdings, Inc. *	19,402	1,474,552
Raymond James Financial, Inc.	887	80,300
Rocket Cos., Inc., Class A *(a)	3,218	28,672
Shift4 Payments, Inc., Class A *	2,789	189,011
The Charles Schwab Corp. (b)	46,303	2,418,869
The Western Union Co.	6,666	72,859
Toast, Inc., Class A *	14,106	256,729
Tradeweb Markets, Inc., Class A	3,785	266,502
Upstart Holdings, Inc. *(a)	699	9,716
UWM Holdings Corp. (a)	4,179	25,074
Visa, Inc., Class A	89,866	20,914,514
WEX, Inc. *	1,739	308,412
		60,115,955

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class A	1,399	92,166
Brown-Forman Corp., Class B	6,027	392,297
Darling Ingredients, Inc. *	620	36,933
Freshpet, Inc. *	1,424	98,213
Kellogg Co.	7,698	537,090
Lamb Weston Holdings, Inc.	7,928	886,430
Monster Beverage Corp. *	37,399	2,094,344
PepsiCo, Inc.	64,598	12,331,112
Pilgrim's Pride Corp. *	1,284	29,288
The Boston Beer Co., Inc., Class A *	488	154,945
The Coca-Cola Co.	161,970	10,390,376
The Hershey Co.	6,986	1,907,597
		28,950,791

Health Care Equipment & Services 5.3%
Abbott Laboratories	12,526	1,383,747
agilon health, Inc. *	9,777	237,288
Align Technology, Inc. *	3,247	1,056,249
AmerisourceBergen Corp.	8,983	1,498,813
Baxter International, Inc.	4,342	207,027
Certara, Inc. *	4,189	101,248
Chemed Corp.	280	154,350
Cigna Corp.	2,569	650,702
DaVita, Inc. *	3,055	276,050
Definitive Healthcare Corp. *	826	8,838
DexCom, Inc. *	21,279	2,581,994
Doximity, Inc., Class A *	2,865	105,289
Edwards Lifesciences Corp. *	34,131	3,002,845
Elevance Health, Inc.	4,053	1,899,438
GE Healthcare, Inc. *	1,140	92,728
Globus Medical, Inc., Class A *	261	15,174
Guardant Health, Inc. *	5,316	119,929
HCA Healthcare, Inc.	718	206,303
Humana, Inc.	4,931	2,615,846
ICU Medical, Inc. *	207	39,152
IDEXX Laboratories, Inc. *	4,537	2,232,930
Insulet Corp. *	3,796	1,207,280
Intuitive Surgical, Inc. *	17,932	5,401,477
Masimo Corp. *	2,004	379,037
McKesson Corp.	1,480	539,075
Molina Healthcare, Inc. *	2,447	728,937
Novocure Ltd. *	5,723	377,146
Penumbra, Inc. *	1,959	556,591
ResMed, Inc.	7,970	1,920,451
Stryker Corp.	10,388	3,112,764
SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	3,279	129,783
Teladoc Health, Inc. *	860	22,816
UnitedHealth Group, Inc.	47,051	23,153,327
Veeva Systems, Inc., Class A *	7,691	1,377,304
		57,391,928

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	6,025	585,148
Colgate-Palmolive Co.	28,107	2,242,939
Kimberly-Clark Corp.	10,971	1,589,588
Olaplex Holdings, Inc. *	6,916	25,589
The Clorox Co.	5,615	929,956
The Estee Lauder Cos., Inc., Class A	12,689	3,130,630
The Procter & Gamble Co.	55,672	8,705,988
		17,209,838

Insurance 1.3%
Aon plc, Class A	10,667	3,468,695
Arch Capital Group Ltd. *	6,330	475,193
Arthur J. Gallagher & Co.	1,321	274,847
Assurant, Inc.	184	22,656
Brown & Brown, Inc.	991	63,811
Erie Indemnity Co., Class A	1,024	222,546
Everest Re Group Ltd.	664	250,992
Lincoln National Corp.	1,881	40,874
Markel Corp. *	167	228,545
Marsh & McLennan Cos., Inc.	24,465	4,408,348
RenaissanceRe Holdings Ltd.	1,302	280,464
Ryan Specialty Holdings, Inc., Class A *	4,507	184,156
The Progressive Corp.	28,086	3,830,930
		13,752,057

Materials 1.3%
Albemarle Corp.	3,327	617,025
Ardagh Metal Packaging S.A.	2,283	9,315
Avery Dennison Corp.	2,767	482,786
Axalta Coating Systems Ltd. *	2,884	91,048
Ball Corp.	6,833	363,379
Berry Global Group, Inc.	3,202	185,108
CF Industries Holdings, Inc.	10,811	773,851
Crown Holdings, Inc.	5,645	484,228
Eagle Materials, Inc.	1,624	240,693
Ecolab, Inc.	12,101	2,031,032
FMC Corp.	2,380	294,120
Ginkgo Bioworks Holdings, Inc. *	9,592	11,702
Graphic Packaging Holding Co.	13,054	321,912
Linde plc	5,746	2,122,860
Louisiana-Pacific Corp.	391	23,358
Martin Marietta Materials, Inc.	309	112,229
MP Materials Corp. *	5,061	109,672
PPG Industries, Inc.	6,904	968,355
Royal Gold, Inc.	240	31,786
RPM International, Inc.	356	29,203
Sealed Air Corp.	8,081	387,807
Southern Copper Corp.	3,125	240,094
The Chemours Co.	4,803	139,623
The Mosaic Co.	2,299	98,512
The Scotts Miracle-Gro Co.	745	49,774
The Sherwin-Williams Co.	13,217	3,139,566
Vulcan Materials Co.	3,553	622,201
		13,981,239

See financial notes
102Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.3%
Alphabet, Inc., Class A *	288,651	30,983,798
Alphabet, Inc., Class C *	250,959	27,158,783
Cable One, Inc.	194	147,132
Charter Communications, Inc., Class A *	5,817	2,144,728
Electronic Arts, Inc.	972	123,716
Liberty Broadband Corp., Class A *	510	43,110
Liberty Broadband Corp., Class C *	3,013	255,442
Liberty Media Corp. - Liberty Formula One, Class C *	1,380	99,622
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,275	35,827
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,268	63,368
Live Nation Entertainment, Inc. *	4,351	294,911
Madison Square Garden Sports Corp.	512	102,656
Match Group, Inc. *	14,686	541,913
Meta Platforms, Inc., Class A *	26,246	6,307,439
Netflix, Inc. *	10,916	3,601,516
Nexstar Media Group, Inc., Class A	177	30,701
Pinterest, Inc., Class A *	7,177	165,071
Playtika Holding Corp. *	4,549	45,490
ROBLOX Corp., Class A *	24,711	879,712
Roku, Inc. *	1,945	109,328
Spotify Technology S.A. *	7,795	1,041,412
Take-Two Interactive Software, Inc. *	7,574	941,372
The Trade Desk, Inc., Class A *	24,246	1,559,988
The Walt Disney Co. *	6,852	702,330
TripAdvisor, Inc. *	812	14,397
Warner Bros Discovery, Inc. *	95,651	1,301,810
World Wrestling Entertainment, Inc., Class A	2,386	255,708
ZoomInfo Technologies, Inc. *	15,508	339,780
		79,291,060

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	4,568	239,500
AbbVie, Inc.	97,680	14,761,402
Agilent Technologies, Inc.	14,672	1,987,029
Alnylam Pharmaceuticals, Inc. *	6,775	1,349,580
Amgen, Inc.	24,788	5,942,675
Avantor, Inc. *	31,251	608,770
Bio-Techne Corp.	8,581	685,450
Bruker Corp.	5,891	466,155
Catalent, Inc. *	3,132	156,976
Charles River Laboratories International, Inc. *	2,592	492,791
Danaher Corp.	2,450	580,430
Eli Lilly & Co.	37,914	15,008,636
Exact Sciences Corp. *	1,741	111,546
Exelixis, Inc. *	15,293	279,862
Horizon Therapeutics plc *	11,349	1,261,555
Incyte Corp. *	8,683	646,102
Ionis Pharmaceuticals, Inc. *	7,153	253,002
IQVIA Holdings, Inc. *	10,244	1,928,228
Maravai LifeSciences Holdings, Inc., Class A *	6,089	83,967
Merck & Co., Inc.	58,613	6,768,043
Mettler-Toledo International, Inc. *	1,214	1,810,681
Moderna, Inc. *	1,113	147,907
Natera, Inc. *	5,008	254,006
Neurocrine Biosciences, Inc. *	5,267	532,178
Novavax, Inc. *(a)	4,757	36,486
Regeneron Pharmaceuticals, Inc. *	836	670,296
Repligen Corp. *	2,183	331,008
Sarepta Therapeutics, Inc. *	4,633	568,793
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagen, Inc. *	7,503	1,500,600
Sotera Health Co. *	5,517	92,520
Syneos Health, Inc. *	970	38,082
Thermo Fisher Scientific, Inc.	2,646	1,468,265
Ultragenyx Pharmaceutical, Inc. *	2,873	125,464
Vertex Pharmaceuticals, Inc. *	13,341	4,545,679
Waters Corp. *	3,259	978,873
West Pharmaceutical Services, Inc.	4,088	1,476,749
Zoetis, Inc.	26,021	4,573,971
		72,763,257

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	8,541	654,753
Opendoor Technologies, Inc. *	6,600	9,108
Zillow Group, Inc., Class C *	749	32,611
		696,472

Semiconductors & Semiconductor Equipment 8.3%
Advanced Micro Devices, Inc. *	70,353	6,287,448
Allegro MicroSystems, Inc. *	3,643	130,310
Analog Devices, Inc.	5,629	1,012,545
Applied Materials, Inc.	46,527	5,258,947
Broadcom, Inc.	21,826	13,673,989
Enphase Energy, Inc. *	7,226	1,186,509
Entegris, Inc.	8,179	612,771
GLOBALFOUNDRIES, Inc. *(a)	875	51,450
KLA Corp.	7,652	2,957,804
Lam Research Corp.	7,450	3,904,396
Lattice Semiconductor Corp. *	7,471	595,439
Microchip Technology, Inc.	25,098	1,831,903
Micron Technology, Inc.	11,353	730,679
Monolithic Power Systems, Inc.	2,530	1,168,784
NVIDIA Corp.	130,759	36,284,315
ON Semiconductor Corp. *	14,945	1,075,442
QUALCOMM, Inc.	61,944	7,235,059
Teradyne, Inc.	7,826	715,140
Texas Instruments, Inc.	34,352	5,743,654
Universal Display Corp.	2,396	319,770
		90,776,354

Software & Services 19.2%
Accenture plc, Class A	35,015	9,814,354
Adobe, Inc. *	25,281	9,545,094
Alteryx, Inc., Class A *	3,316	136,387
ANSYS, Inc. *	2,538	796,729
AppLovin Corp., Class A *	12,107	205,819
Aspen Technology, Inc. *	1,497	264,969
Atlassian Corp., Class A *	8,037	1,186,743
Autodesk, Inc. *	12,034	2,344,103
Bentley Systems, Inc., Class B	9,354	398,106
Black Knight, Inc. *	823	44,969
Cadence Design Systems, Inc. *	15,080	3,158,506
CCC Intelligent Solutions Holdings, Inc. *	3,482	30,224
Cloudflare, Inc., Class A *	15,615	734,686
Confluent, Inc., Class A *	6,871	151,162
Crowdstrike Holdings, Inc., Class A *	11,900	1,428,595
Datadog, Inc., Class A *	14,674	988,734
DocuSign, Inc. *	10,908	539,291
DoubleVerify Holdings, Inc. *	4,092	120,387
Dropbox, Inc., Class A *	13,846	281,628
Dynatrace, Inc. *	11,945	505,035
Elastic N.V. *	4,299	246,118
EPAM Systems, Inc. *	3,032	856,358
Fair Isaac Corp. *	1,340	975,453
Five9, Inc. *	3,885	251,903
See financial notes
Schwab Equity Index Funds | Semiannual Report103

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	35,628	2,246,345
Gartner, Inc. *	4,233	1,280,313
Gen Digital, Inc.	10,893	192,479
Globant S.A. *	2,262	354,840
GoDaddy, Inc., Class A *	1,185	89,681
HubSpot, Inc. *	2,558	1,076,790
Informatica, Inc., Class A *	276	4,267
International Business Machines Corp.	33,251	4,203,259
Intuit, Inc.	15,240	6,765,798
Jamf Holding Corp. *	3,159	59,768
Manhattan Associates, Inc. *	2,129	352,733
Microsoft Corp.	413,284	126,985,642
MongoDB, Inc. *	3,662	878,733
nCino, Inc. *	804	19,883
NCR Corp. *	385	8,582
New Relic, Inc. *	2,931	209,479
Nutanix, Inc., Class A *	6,558	157,261
Okta, Inc. *	1,125	77,096
Oracle Corp.	58,080	5,501,338
Palantir Technologies, Inc., Class A *	101,630	787,632
Palo Alto Networks, Inc. *	16,434	2,998,548
Pegasystems, Inc.	2,269	103,512
Procore Technologies, Inc. *	2,833	151,310
PTC, Inc. *	5,880	739,645
RingCentral, Inc., Class A *	4,728	130,304
Salesforce, Inc. *	11,381	2,257,649
SentinelOne, Inc., Class A *	7,542	121,200
ServiceNow, Inc. *	11,214	5,151,936
Smartsheet, Inc., Class A *	7,059	288,501
Snowflake, Inc., Class A *	16,033	2,374,167
Splunk, Inc. *	8,987	775,039
Synopsys, Inc. *	8,429	3,129,856
Teradata Corp. *	3,013	116,633
Thoughtworks Holding, Inc. *	5,012	31,225
Twilio, Inc., Class A *	3,650	192,026
Tyler Technologies, Inc. *	1,987	753,133
UiPath, Inc., Class A *	1,996	28,104
Unity Software, Inc. *	8,819	237,848
VeriSign, Inc. *	551	122,212
VMware, Inc., Class A *	5,756	719,673
Wix.com Ltd. *	2,376	207,258
Workday, Inc., Class A *	11,042	2,055,358
Zoom Video Communications, Inc., Class A *	6,839	420,120
Zscaler, Inc. *	4,657	419,596
		209,782,125

Technology Hardware & Equipment 13.8%
Amphenol Corp., Class A	24,416	1,842,675
Apple Inc.	830,184	140,865,621
Arista Networks, Inc. *	13,593	2,177,055
Arrow Electronics, Inc. *	148	16,936
CDW Corp.	7,459	1,264,972
Cognex Corp.	8,906	424,727
Coherent Corp. *	1,001	34,174
Corning, Inc.	2,450	81,389
Dell Technologies, Inc., Class C	2,075	90,242
HP, Inc.	25,183	748,187
Jabil, Inc.	5,866	458,428
Keysight Technologies, Inc. *	9,165	1,325,626
National Instruments Corp.	926	53,921
NetApp, Inc.	12,090	760,340
Pure Storage, Inc., Class A *	15,933	363,750
Ubiquiti, Inc.	71	16,511
Vontier Corp.	5,372	145,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,177	339,011
		151,009,307

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,727	174,203
CSX Corp.	29,257	896,434
Delta Air Lines, Inc. *	35,194	1,207,506
Expeditors International of Washington, Inc.	2,706	308,051
GXO Logistics, Inc. *	626	33,259
JB Hunt Transport Services, Inc.	4,044	708,873
Landstar System, Inc.	1,743	306,820
Lyft, Inc., Class A *	14,452	148,133
Old Dominion Freight Line, Inc.	5,484	1,757,019
RXO, Inc. *	393	7,109
Uber Technologies, Inc. *	91,852	2,852,005
Union Pacific Corp.	33,972	6,648,320
United Parcel Service, Inc., Class B	36,274	6,522,428
XPO, Inc. *	393	17,363
		21,587,523

Utilities 0.0%
National Fuel Gas Co.	361	20,180
The AES Corp.	6,639	157,079
Vistra Corp.	12,562	299,729
		476,988
Total Common Stocks (Cost $838,243,004)		1,086,073,138

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	4,300	1,061,369
Total Investment Companies (Cost $1,031,060)		1,061,369

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)	2,431,866	2,431,866
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	742,865	742,865
		3,174,731
Total Short-Term Investments (Cost $3,174,731)		3,174,731
Total Investments in Securities (Cost $842,448,795)		1,090,309,238

See financial notes
104Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/16/23	23	2,872,700	39,575
S&P 500 Index, e-mini, expires 06/16/23	4	837,700	11,120
Net Unrealized Appreciation			50,695

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $714,099.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$3,444,771	$443,495	($200,424)	($31,123)	($1,237,850)	$2,418,869	46,303	$21,169

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,086,073,138	$—	$—	$1,086,073,138
Investment Companies[1]	1,061,369	—	—	1,061,369
Short-Term Investments[1]	3,174,731	—	—	3,174,731
Futures Contracts[2]	50,695	—	—	50,695
Total	$1,090,359,933	$—	$—	$1,090,359,933

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report105

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $3,012,549)		$2,418,869
Investments in securities, at value - unaffiliated (cost $839,436,246) including securities on loan of $714,099		1,087,890,369
Deposit with broker for futures contracts		547,200
Receivables:
Fund shares sold		921,532
Dividends		484,535
Variation margin on future contracts		28,457
Income from securities on loan	+	3,646
Total assets		1,092,294,608

Liabilities
Collateral held for securities on loan		742,865
Payables:
Fund shares redeemed		438,667
Investment adviser fees	+	29,190
Total liabilities		1,210,722
Net assets		$1,091,083,886

Net Assets by Source
Capital received from investors		$906,332,236
Total distributable earnings	+	184,751,650
Net assets		$1,091,083,886

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,091,083,886		14,940,152		$73.03

See financial notes
106Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $66)		$5,323,681
Dividends received from securities - affiliated		21,169
Securities on loan, net	+	17,556
Total investment income		5,362,406

Expenses
Investment adviser fees		172,728
Total expenses	–	172,728
Net investment income		5,189,678

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(31,123)
Net realized losses on sales of securities - unaffiliated		(13,010,428)
Net realized gains on futures contracts	+	342,514
Net realized losses		(12,699,037)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(1,237,850)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		121,824,289
Net change in unrealized appreciation (depreciation) on futures contracts	+	(60,179)
Net change in unrealized appreciation (depreciation)	+	120,526,260
Net realized and unrealized gains		107,827,223
Increase in net assets resulting from operations		$113,016,901
See financial notes
Schwab Equity Index Funds | Semiannual Report107

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$5,189,678	$7,639,170
Net realized losses		(12,699,037)	(43,977,680)
Net change in unrealized appreciation (depreciation)	+	120,526,260	(211,168,941)
Increase (decrease) in net assets resulting from operations		$113,016,901	($247,507,451 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,433,385 )	($16,277,055 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,606,751	$243,474,164	7,588,954	$563,493,219
Shares reinvested		108,233	7,134,711	157,797	14,184,348
Shares redeemed	+	(2,831,605)	(193,096,535)	(3,565,449)	(266,064,240)
Net transactions in fund shares		883,379	$57,512,340	4,181,302	$311,613,327

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,056,773	$928,988,030	9,875,471	$881,159,209
Total increase	+	883,379	162,095,856	4,181,302	47,828,821
End of period		14,940,152	$1,091,083,886	14,056,773	$928,988,030
See financial notes
108Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$47.51	$53.65	$38.09	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	1.01	0.97	1.00	1.13	0.82
Net realized and unrealized gains (losses)	1.57	(4.60)	15.47	(4.07)	3.10	(1.31)
Total from investment operations	2.14	(3.59)	16.44	(3.07)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(1.03)	(0.91)	(0.88)	(1.06)	(0.62)	—
Distributions from net realized gains	(0.06)	(1.64)	—	(0.84)	(0.06)	—
Total distributions	(1.09)	(2.55)	(0.88)	(1.90)	(0.68)	—
Net asset value at end of period	$48.56	$47.51	$53.65	$38.09	$43.06	$39.51
Total return	4.54%[3]	(7.04%)	43.70%	(7.69%)	11.08%	(1.23%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[4]	0.035%[5]	0.035%	0.035%	0.035%[6]	0.040%[4,7]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.02%[4,7]
Net investment income (loss)	2.39%[4]	2.05%	1.97%	2.57%	2.79%	2.36%[4]
Portfolio turnover rate	13%[3]	15%[8]	20%	50%	22%	22%[3]
Net assets, end of period (x 1,000)	$628,211	$647,796	$575,972	$331,322	$212,213	$69,749

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

[8]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report109

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	6,788	698,214
BorgWarner, Inc.	7,826	376,665
Ford Motor Co.	132,199	1,570,524
General Motors Co.	46,653	1,541,415
Gentex Corp.	7,853	216,664
Harley-Davidson, Inc.	4,496	166,802
Lear Corp.	1,973	251,873
Lucid Group, Inc. *(a)	1,265	10,044
QuantumScape Corp. *(a)	8,582	60,074
Rivian Automotive, Inc., Class A *	17,456	223,786
Thor Industries, Inc.	1,722	136,073
		5,252,134

Banks 6.4%
Bank of America Corp.	235,627	6,899,159
Bank of Hawaii Corp.	1,312	63,540
Bank OZK	3,732	133,307
BOK Financial Corp.	981	82,276
Citigroup, Inc.	64,941	3,056,773
Citizens Financial Group, Inc.	16,372	506,550
Columbia Banking System, Inc.	6,978	149,050
Comerica, Inc.	4,389	190,351
Commerce Bancshares, Inc.	3,803	212,398
Cullen/Frost Bankers, Inc.	1,951	215,098
East West Bancorp, Inc.	4,754	245,734
F.N.B. Corp.	12,022	138,013
Fifth Third Bancorp	22,839	598,382
First Citizens BancShares, Inc., Class A	278	279,996
First Hawaiian, Inc.	4,244	81,103
First Horizon Corp.	17,782	312,074
First Republic Bank (b)	6,156	21,608
Huntington Bancshares, Inc.	48,110	538,832
JPMorgan Chase & Co.	97,854	13,527,337
KeyCorp	31,177	351,053
M&T Bank Corp.	5,764	725,111
New York Community Bancorp, Inc.	22,380	239,242
PacWest Bancorp	3,856	39,138
Pinnacle Financial Partners, Inc.	2,502	135,683
Popular, Inc.	2,376	142,584
Prosperity Bancshares, Inc.	2,923	183,038
Regions Financial Corp.	31,330	572,086
Synovus Financial Corp.	4,816	148,333
The PNC Financial Services Group, Inc.	13,505	1,759,026
Truist Financial Corp.	44,597	1,452,970
U.S. Bancorp	46,388	1,590,181
Webster Financial Corp.	5,798	216,265
Wells Fargo & Co.	128,691	5,115,467
Western Alliance Bancorp	1,359	50,446
Wintrust Financial Corp.	1,999	136,672
Zions Bancorp NA	4,947	137,823
		40,246,699

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 8.1%
3M Co.	18,496	1,964,645
A.O. Smith Corp.	3,172	216,616
Acuity Brands, Inc.	1,070	168,397
AECOM	4,150	344,658
AGCO Corp.	1,801	223,216
Air Lease Corp.	3,465	139,362
Allegion plc	620	68,498
Allison Transmission Holdings, Inc.	629	30,689
AMETEK, Inc.	7,727	1,065,785
Armstrong World Industries, Inc.	633	43,462
Axon Enterprise, Inc. *	513	108,094
Builders FirstSource, Inc. *	4,873	461,814
BWX Technologies, Inc.	1,876	121,152
Carlisle Cos., Inc.	274	59,143
Carrier Global Corp.	28,013	1,171,504
Caterpillar, Inc.	2,252	492,738
Core & Main, Inc., Class A *	1,639	42,712
Crane Co. *	1,571	113,222
Crane Holdings Co.	1,571	74,403
Cummins, Inc.	4,725	1,110,564
Curtiss-Wright Corp.	1,289	218,911
Donaldson Co., Inc.	3,397	215,879
Dover Corp.	4,696	686,367
Eaton Corp. plc	13,391	2,237,904
Emerson Electric Co.	12,978	1,080,548
Esab Corp.	1,911	111,526
Flowserve Corp.	4,341	144,946
Fortive Corp.	11,870	748,878
Fortune Brands Innovations, Inc.	2,794	180,744
Gates Industrial Corp. plc *	3,656	49,246
General Dynamics Corp.	8,160	1,781,654
General Electric Co.	34,320	3,396,650
Graco, Inc.	1,753	138,995
Hayward Holdings, Inc. *	2,192	26,392
HEICO Corp.	98	16,527
HEICO Corp., Class A	162	21,745
Hexcel Corp.	2,798	201,680
Honeywell International, Inc.	15,963	3,190,046
Howmet Aerospace, Inc.	11,215	496,712
Hubbell, Inc.	1,795	483,429
Huntington Ingalls Industries, Inc.	1,026	206,903
IDEX Corp.	2,093	431,828
Illinois Tool Works, Inc.	1,039	251,376
Ingersoll Rand, Inc.	13,616	776,384
ITT, Inc.	2,792	235,757
Johnson Controls International plc	23,091	1,381,765
L3Harris Technologies, Inc.	6,372	1,243,496
Lennox International, Inc.	1,071	301,926
Masco Corp.	7,167	383,506
MasTec, Inc. *	2,035	180,728
Masterbrand, Inc. *	2,867	23,137
MDU Resources Group, Inc.	6,738	196,884
Mercury Systems, Inc. *	1,638	78,083
MSC Industrial Direct Co., Inc., Class A	1,557	141,267
Nordson Corp.	1,469	317,759
Northrop Grumman Corp.	4,270	1,969,623
See financial notes
110Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
nVent Electric plc	5,518	231,370
Oshkosh Corp.	2,192	167,732
Otis Worldwide Corp.	12,272	1,046,802
Owens Corning	3,127	333,995
PACCAR, Inc.	17,155	1,281,307
Parker-Hannifin Corp.	3,316	1,077,302
Pentair plc	5,516	320,369
Plug Power, Inc. *(a)	8,716	78,706
Quanta Services, Inc.	2,167	367,610
Raytheon Technologies Corp.	49,311	4,926,169
Regal Rexnord Corp.	2,187	284,660
Rockwell Automation, Inc.	1,252	354,829
Sensata Technologies Holding plc	5,056	219,683
SiteOne Landscape Supply, Inc. *	588	86,871
Snap-on, Inc.	1,763	457,340
Spirit AeroSystems Holdings, Inc., Class A	177	5,268
Stanley Black & Decker, Inc.	4,954	427,728
Sunrun, Inc. *	6,951	146,249
Textron, Inc.	6,989	467,844
The AZEK Co., Inc. *	3,755	101,911
The Boeing Co. *	12,807	2,648,231
The Middleby Corp. *	1,666	234,706
The Timken Co.	2,040	156,774
Trane Technologies plc	3,226	599,423
TransDigm Group, Inc.	1,055	807,075
United Rentals, Inc.	1,266	457,165
Univar Solutions, Inc. *	5,364	190,422
Valmont Industries, Inc.	603	175,208
Vertiv Holdings Co.	8,502	126,850
Watsco, Inc.	522	180,810
WESCO International, Inc.	708	101,952
Westinghouse Air Brake Technologies Corp.	6,070	592,857
WillScot Mobile Mini Holdings Corp. *	3,173	144,054
Woodward, Inc.	1,945	186,759
Xylem, Inc.	5,163	536,126
		51,092,032

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	1,145	251,900
Broadridge Financial Solutions, Inc.	364	52,929
CACI International, Inc., Class A *	775	242,823
Ceridian HCM Holding, Inc. *	3,707	235,320
Cintas Corp.	196	89,331
Clarivate plc *	15,758	139,616
Clean Harbors, Inc. *	1,714	248,804
Concentrix Corp.	1,419	136,948
CoStar Group, Inc. *	11,585	891,466
Driven Brands Holdings, Inc. *	1,934	59,374
Dun & Bradstreet Holdings, Inc.	8,364	93,426
Equifax, Inc.	2,038	424,678
FTI Consulting, Inc. *	657	118,588
Genpact Ltd.	2,839	126,477
Jacobs Solutions, Inc.	4,222	487,472
KBR, Inc.	1,614	91,562
Leidos Holdings, Inc.	4,569	426,105
ManpowerGroup, Inc.	1,675	126,814
MSA Safety, Inc.	766	99,388
Paycor HCM, Inc. *	2,073	48,716
Republic Services, Inc.	6,469	935,547
Ritchie Bros Auctioneers, Inc.	399	22,819
Robert Half International, Inc.	422	30,806
Rollins, Inc.	582	24,590
Science Applications International Corp.	1,834	187,123
SS&C Technologies Holdings, Inc.	7,401	433,255
Stericycle, Inc. *	3,060	139,689
Tetra Tech, Inc.	1,034	143,075
TransUnion	1,708	117,527
SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Management, Inc.	872	144,796
		6,570,964

Consumer Discretionary Distribution & Retail 1.8%
Advance Auto Parts, Inc.	1,835	230,348
AutoNation, Inc. *	1,123	147,899
AutoZone, Inc. *	58	154,472
Bath & Body Works, Inc.	7,681	269,603
Best Buy Co., Inc.	4,559	339,737
Burlington Stores, Inc. *	133	25,644
CarMax, Inc. *	4,687	328,231
Dick's Sporting Goods, Inc.	1,787	259,133
eBay, Inc.	15,826	734,801
GameStop Corp., Class A *(a)	8,963	172,896
Genuine Parts Co.	4,276	719,694
Kohl's Corp.	3,675	80,960
Leslie's, Inc. *	572	6,206
Lithia Motors, Inc.	909	200,789
LKQ Corp.	8,377	483,604
Lowe’s Cos., Inc.	2,780	577,767
Macy's, Inc.	9,005	147,142
Nordstrom, Inc.	559	8,642
Ollie's Bargain Outlet Holdings, Inc. *	1,996	130,239
O'Reilly Automotive, Inc. *	1,230	1,128,291
Penske Automotive Group, Inc.	864	119,733
Petco Health & Wellness Co., Inc. *	2,727	27,161
RH *	381	97,204
Ross Stores, Inc.	6,581	702,390
The Gap, Inc.	6,430	61,728
The Home Depot, Inc.	14,359	4,315,454
Victoria's Secret & Co. *	753	23,351
Wayfair, Inc., Class A *	958	33,367
Williams-Sonoma, Inc.	467	56,526
		11,583,012

Consumer Durables & Apparel 1.0%
Brunswick Corp.	1,994	169,071
Capri Holdings Ltd. *	4,128	171,312
Carter's, Inc.	1,263	88,120
Columbia Sportswear Co.	1,203	100,499
D.R. Horton, Inc.	5,032	552,614
Deckers Outdoor Corp. *	104	49,851
Garmin Ltd.	5,167	507,244
Hanesbrands, Inc.	11,553	60,538
Hasbro, Inc.	4,398	260,450
Leggett & Platt, Inc.	4,439	143,424
Lennar Corp., Class A	8,408	948,506
Lennar Corp., Class B	489	47,834
Mattel, Inc. *	6,061	109,098
Mohawk Industries, Inc. *	1,759	186,278
Newell Brands, Inc.	12,602	153,114
NVR, Inc. *	27	157,680
Peloton Interactive, Inc., Class A *	10,416	92,494
Polaris, Inc.	478	51,935
PulteGroup, Inc.	4,642	311,710
PVH Corp.	2,102	180,373
Ralph Lauren Corp.	1,353	155,311
Skechers U.S.A., Inc., Class A *	3,824	203,399
Tapestry, Inc.	6,857	279,834
Tempur Sealy International, Inc.	5,570	208,708
Toll Brothers, Inc.	1,788	114,271
TopBuild Corp. *	166	37,430
Under Armour, Inc., Class A *	6,404	56,803
Under Armour, Inc., Class C *	6,352	51,070
VF Corp.	11,756	276,384
See financial notes
Schwab Equity Index Funds | Semiannual Report111

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,788	249,587
		5,974,942

Consumer Services 2.3%
ADT, Inc.	7,134	47,798
Aramark	7,864	272,881
Boyd Gaming Corp.	2,548	176,831
Bright Horizons Family Solutions, Inc. *	1,372	104,437
Caesars Entertainment, Inc. *	2,181	98,778
Carnival Corp. *	32,777	301,876
Darden Restaurants, Inc.	1,103	167,579
Domino’s Pizza, Inc.	316	100,321
DoorDash, Inc., Class A *	976	59,721
Grand Canyon Education, Inc. *	1,027	121,905
H&R Block, Inc.	889	30,146
Hilton Worldwide Holdings, Inc.	2,439	351,265
Hyatt Hotels Corp., Class A *	1,581	180,708
Las Vegas Sands Corp. *	6,950	443,758
Marriott Vacations Worldwide Corp.	1,249	168,065
McDonald’s Corp.	18,769	5,550,932
MGM Resorts International	10,613	476,736
Mister Car Wash, Inc. *	726	6,403
Norwegian Cruise Line Holdings Ltd. *	12,954	172,936
Penn Entertainment, Inc. *	5,163	153,806
Planet Fitness, Inc., Class A *	731	60,775
Royal Caribbean Cruises Ltd. *	7,382	483,004
Service Corp. International	5,018	352,213
Six Flags Entertainment Corp. *	1,260	30,580
Starbucks Corp.	24,620	2,813,820
Travel & Leisure Co.	732	28,014
Vail Resorts, Inc.	72	17,317
Wyndham Hotels & Resorts, Inc.	894	60,989
Wynn Resorts Ltd. *	3,055	349,125
Yum! Brands, Inc.	8,367	1,176,233
		14,358,952

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	7,817	163,375
BJ's Wholesale Club Holdings, Inc. *	1,666	127,232
Casey's General Stores, Inc.	1,242	284,194
Dollar Tree, Inc. *	4,829	742,266
Grocery Outlet Holding Corp. *	2,760	82,193
Performance Food Group Co. *	3,507	219,854
Target Corp.	6,975	1,100,306
The Kroger Co.	21,981	1,068,936
U.S. Foods Holding Corp. *	6,744	258,970
Walgreens Boots Alliance, Inc.	24,049	847,727
Walmart, Inc.	47,684	7,198,854
		12,093,907

Energy 8.0%
Antero Midstream Corp.	11,356	122,191
Antero Resources Corp. *	3,355	77,131
APA Corp.	10,750	396,138
Baker Hughes Co.	31,567	923,019
Cheniere Energy, Inc.	3,546	542,538
Chesapeake Energy Corp.	4,058	335,515
Chevron Corp.	64,883	10,937,976
ConocoPhillips	41,069	4,225,589
Coterra Energy, Inc.	22,017	563,635
Devon Energy Corp.	11,141	595,264
Diamondback Energy, Inc.	2,579	366,734
DTE Midstream LLC *	3,234	159,339
EOG Resources, Inc.	5,276	630,324
EQT Corp.	12,353	430,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Exxon Mobil Corp.	138,250	16,360,505
Halliburton Co.	16,472	539,458
Hess Corp.	2,047	296,938
HF Sinclair Corp.	4,513	199,068
Kinder Morgan, Inc.	66,613	1,142,413
Marathon Oil Corp.	21,218	512,627
Marathon Petroleum Corp.	15,201	1,854,522
NOV, Inc.	13,128	219,894
Occidental Petroleum Corp.	4,631	284,945
ONEOK, Inc.	13,212	864,197
Ovintiv, Inc.	2,380	85,870
PDC Energy, Inc.	1,373	89,314
Phillips 66	15,624	1,546,776
Pioneer Natural Resources Co.	3,587	780,352
Range Resources Corp.	2,658	70,304
Schlumberger Ltd.	47,376	2,338,006
Southwestern Energy Co. *	34,441	178,749
The Williams Cos., Inc.	40,829	1,235,486
Valero Energy Corp.	12,899	1,479,128
Vitesse Energy, Inc.	796	14,646
		50,398,970

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	5,758	715,028
American Homes 4 Rent, Class A	10,316	343,110
American Tower Corp.	3,626	741,118
Americold Realty Trust, Inc.	8,994	266,133
Apartment Income REIT Corp.	4,593	169,849
AvalonBay Communities, Inc.	4,681	844,312
Boston Properties, Inc.	5,266	280,994
Brixmor Property Group, Inc.	9,962	212,490
Camden Property Trust	3,184	350,399
Cousins Properties, Inc.	5,028	109,661
CubeSmart	7,497	341,039
Digital Realty Trust, Inc.	9,616	953,426
Douglas Emmett, Inc.	5,741	73,944
EastGroup Properties, Inc.	1,374	228,853
EPR Properties	2,499	104,858
Equinix, Inc.	762	551,749
Equity LifeStyle Properties, Inc.	2,294	158,057
Equity Residential	12,410	784,933
Essex Property Trust, Inc.	2,154	473,298
Extra Space Storage, Inc.	3,912	594,781
Federal Realty Investment Trust	2,689	265,915
First Industrial Realty Trust, Inc.	4,399	230,816
Gaming & Leisure Properties, Inc.	8,187	425,724
Healthcare Realty Trust, Inc.	12,687	250,949
Healthpeak Properties, Inc.	18,343	402,996
Highwoods Properties, Inc.	3,443	78,914
Host Hotels & Resorts, Inc.	23,760	384,199
Hudson Pacific Properties, Inc.	4,661	25,915
Invitation Homes, Inc.	20,452	682,483
Iron Mountain, Inc.	2,445	135,062
JBG SMITH Properties	3,523	50,273
Kilroy Realty Corp.	3,879	113,422
Kimco Realty Corp.	20,274	389,058
Lamar Advertising Co., Class A	352	37,199
Life Storage, Inc.	2,820	378,952
Medical Properties Trust, Inc.	19,924	174,734
Mid-America Apartment Communities, Inc.	3,847	591,669
National Retail Properties, Inc.	6,054	263,349
National Storage Affiliates Trust	2,868	110,561
Omega Healthcare Investors, Inc.	7,912	211,725
Park Hotels & Resorts, Inc.	7,541	90,869
Prologis, Inc.	30,879	3,867,595
Public Storage	1,080	318,416
Rayonier, Inc.	4,861	152,441
See financial notes
112Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Realty Income Corp.	21,036	1,321,902
Regency Centers Corp.	5,745	352,915
Rexford Industrial Realty, Inc.	6,564	366,074
SBA Communications Corp.	2,760	720,056
Simon Property Group, Inc.	5,629	637,878
SL Green Realty Corp.	2,187	51,766
Spirit Realty Capital, Inc.	4,645	178,647
Sun Communities, Inc.	4,077	566,418
UDR, Inc.	10,991	454,258
Ventas, Inc.	13,379	642,861
VICI Properties, Inc.	33,598	1,140,316
Vornado Realty Trust	5,880	88,259
Welltower, Inc.	15,856	1,256,112
Weyerhaeuser Co.	24,662	737,640
WP Carey, Inc.	6,995	519,029
		26,965,399

Financial Services 10.4%
Affiliated Managers Group, Inc.	1,250	180,475
Affirm Holdings, Inc. *	7,480	73,753
AGNC Investment Corp.	19,097	189,251
Ally Financial, Inc.	10,008	264,011
American Express Co.	18,703	3,017,542
Ameriprise Financial, Inc.	1,276	389,333
Annaly Capital Management, Inc.	15,700	313,686
Apollo Global Management, Inc.	3,855	244,368
Berkshire Hathaway, Inc., Class B *	60,525	19,885,489
BlackRock, Inc.	4,976	3,339,891
Block, Inc. *	17,972	1,092,518
Capital One Financial Corp.	12,769	1,242,424
Cboe Global Markets, Inc.	3,549	495,795
CME Group, Inc.	12,032	2,235,185
Coinbase Global, Inc., Class A *(a)	5,360	288,314
Corebridge Financial, Inc.	2,644	44,578
Credit Acceptance Corp. *	199	97,410
Discover Financial Services	8,942	925,229
Equitable Holdings, Inc.	12,381	321,782
Euronet Worldwide, Inc. *	395	43,742
Evercore, Inc., Class A	1,217	138,823
Fidelity National Information Services, Inc.	19,880	1,167,354
Fiserv, Inc. *	17,950	2,192,054
Franklin Resources, Inc.	9,567	257,161
Global Payments, Inc.	8,752	986,438
Interactive Brokers Group, Inc., Class A	3,105	241,724
Intercontinental Exchange, Inc.	18,512	2,016,512
Invesco Ltd.	12,477	213,731
Janus Henderson Group plc	4,531	117,579
Jefferies Financial Group, Inc.	6,655	213,160
KKR & Co., Inc.	19,170	1,017,352
Lazard Ltd., Class A	2,773	86,795
MGIC Investment Corp.	9,956	148,046
Moody's Corp.	309	96,754
Morgan Stanley	41,361	3,721,249
Morningstar, Inc.	77	13,730
MSCI, Inc.	643	310,215
Nasdaq, Inc.	11,528	638,305
Northern Trust Corp.	6,892	538,679
OneMain Holdings, Inc.	3,827	146,842
PayPal Holdings, Inc. *	26,458	2,010,808
Raymond James Financial, Inc.	6,003	543,452
Rithm Capital Corp.	14,546	118,695
Robinhood Markets, Inc., Class A *	19,176	169,708
Rocket Cos., Inc., Class A *(a)	1,726	15,379
S&P Global, Inc.	10,795	3,914,051
SEI Investments Co.	3,439	202,591
SLM Corp.	8,017	120,415
SoFi Technologies, Inc. *	26,942	167,849
SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	9,783	175,018
State Street Corp.	11,692	844,864
Stifel Financial Corp.	3,426	205,457
Synchrony Financial	14,605	430,994
T. Rowe Price Group, Inc.	7,375	828,434
TFS Financial Corp.	1,649	19,854
The Bank of New York Mellon Corp.	24,629	1,048,949
The Carlyle Group, Inc.	6,926	210,066
The Charles Schwab Corp. (c)	22,508	1,175,818
The Goldman Sachs Group, Inc.	11,004	3,779,214
The Western Union Co.	8,283	90,533
Tradeweb Markets, Inc., Class A	1,340	94,349
Upstart Holdings, Inc. *	1,934	26,883
UWM Holdings Corp. (a)	281	1,686
Virtu Financial, Inc., Class A	3,218	64,521
Voya Financial, Inc.	3,251	248,636
WEX, Inc. *	402	71,295
		65,526,798

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	60,147	2,857,584
Archer-Daniels-Midland Co.	18,334	1,431,519
Brown-Forman Corp., Class A	635	41,834
Brown-Forman Corp., Class B	2,514	163,636
Bunge Ltd.	4,636	433,930
Campbell Soup Co.	6,497	352,787
Conagra Brands, Inc.	15,775	598,819
Constellation Brands, Inc., Class A	5,080	1,165,708
Darling Ingredients, Inc. *	4,998	297,731
Flowers Foods, Inc.	6,255	172,075
Freshpet, Inc. *	679	46,831
General Mills, Inc.	19,772	1,752,392
Hormel Foods Corp.	9,611	388,669
Ingredion, Inc.	2,205	234,105
Kellogg Co.	3,854	268,893
Keurig Dr Pepper, Inc.	28,754	940,256
McCormick & Co., Inc. - Non Voting Shares	8,402	738,116
Molson Coors Beverage Co., Class B	5,869	349,088
Mondelez International, Inc., Class A	45,728	3,508,252
Monster Beverage Corp. *	1,849	103,544
PepsiCo, Inc.	7,187	1,371,926
Philip Morris International, Inc.	51,985	5,196,940
Pilgrim's Pride Corp. *	743	16,948
Post Holdings, Inc. *	1,802	163,063
Seaboard Corp.	8	31,528
The Boston Beer Co., Inc., Class A *	16	5,080
The Coca-Cola Co.	32,744	2,100,528
The Hershey Co.	654	178,581
The JM Smucker Co.	3,454	533,332
The Kraft Heinz Co.	23,431	920,135
Tyson Foods, Inc., Class A	9,328	582,907
		26,946,737

Health Care Equipment & Services 6.6%
Abbott Laboratories	49,932	5,515,988
Acadia Healthcare Co., Inc. *	2,975	215,063
agilon health, Inc. *	443	10,752
Align Technology, Inc. *	655	213,071
Amedisys, Inc. *	1,084	87,045
Baxter International, Inc.	14,244	679,154
Becton, Dickinson & Co.	9,525	2,517,553
Boston Scientific Corp. *	47,859	2,494,411
Cardinal Health, Inc.	8,634	708,851
Centene Corp. *	18,366	1,265,968
Certara, Inc. *	1,414	34,176
Chemed Corp.	316	174,195
See financial notes
Schwab Equity Index Funds | Semiannual Report113

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Corp.	8,267	2,093,948
CVS Health Corp.	43,065	3,157,095
Definitive Healthcare Corp. *	621	6,645
Dentsply Sirona, Inc.	7,160	300,219
Doximity, Inc., Class A *	1,979	72,728
Elevance Health, Inc.	5,628	2,637,562
Encompass Health Corp.	3,295	211,374
Enhabit, Inc. *	1,606	19,673
Enovis Corp. *	1,711	99,666
Envista Holdings Corp. *	5,479	210,887
GE Healthcare, Inc. *	11,559	940,209
Globus Medical, Inc., Class A *	2,412	140,234
HCA Healthcare, Inc.	6,795	1,952,407
Henry Schein, Inc. *	4,533	366,312
Hologic, Inc. *	8,150	700,981
Humana, Inc.	1,246	660,991
ICU Medical, Inc. *	555	104,973
Integra LifeSciences Holdings Corp. *	2,412	133,432
Intuitive Surgical, Inc. *	936	281,942
Laboratory Corp. of America Holdings	2,968	672,875
Masimo Corp. *	377	71,306
McKesson Corp.	3,695	1,345,867
Medtronic plc	44,840	4,078,198
Molina Healthcare, Inc. *	428	127,497
Oak Street Health, Inc. *	3,925	152,957
Premier, Inc., Class A	3,918	130,587
Quest Diagnostics, Inc.	3,707	514,569
QuidelOrtho Corp. *	1,625	146,169
STERIS plc	3,344	630,511
Stryker Corp.	5,479	1,641,782
Tandem Diabetes Care, Inc. *	150	5,937
Teladoc Health, Inc. *	4,839	128,379
Teleflex, Inc.	1,572	428,401
Tenet Healthcare Corp. *	3,576	262,192
The Cooper Cos., Inc.	1,628	621,001
UnitedHealth Group, Inc.	2,824	1,389,662
Universal Health Services, Inc., Class B	2,079	312,578
Zimmer Biomet Holdings, Inc.	7,031	973,372
		41,641,345

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	4,459	433,058
Colgate-Palmolive Co.	10,690	853,062
Coty, Inc., Class A *	11,764	139,639
Kimberly-Clark Corp.	4,590	665,045
Reynolds Consumer Products, Inc.	1,843	51,659
Spectrum Brands Holdings, Inc.	1,345	89,442
The Clorox Co.	711	117,756
The Procter & Gamble Co.	45,450	7,107,471
		9,457,132

Insurance 3.4%
Aflac, Inc.	20,449	1,428,363
American Financial Group, Inc.	2,256	276,879
American International Group, Inc.	24,928	1,322,181
Aon plc, Class A	401	130,397
Arch Capital Group Ltd. *	8,010	601,311
Arthur J. Gallagher & Co.	6,178	1,285,395
Assurant, Inc.	1,668	205,381
Assured Guaranty Ltd.	1,939	104,454
Axis Capital Holdings Ltd.	2,593	146,608
Brighthouse Financial, Inc. *	2,271	100,378
Brown & Brown, Inc.	7,323	471,528
Chubb Ltd.	13,943	2,810,351
Cincinnati Financial Corp.	5,138	546,889
CNA Financial Corp.	924	35,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Erie Indemnity Co., Class A	220	47,813
Everest Re Group Ltd.	902	340,956
F&G Annuities & Life, Inc.	557	10,210
Fidelity National Financial, Inc.	8,717	309,366
First American Financial Corp.	3,365	193,858
Globe Life, Inc.	2,999	325,451
Kemper Corp.	2,112	102,749
Lincoln National Corp.	4,489	97,546
Loews Corp.	6,524	375,587
Markel Corp. *	342	468,037
Marsh & McLennan Cos., Inc.	1,777	320,198
MetLife, Inc.	22,158	1,358,950
Old Republic International Corp.	9,320	235,516
Primerica, Inc.	1,224	223,392
Principal Financial Group, Inc.	8,115	606,109
Prudential Financial, Inc.	12,345	1,074,015
Reinsurance Group of America, Inc.	2,241	318,939
RenaissanceRe Holdings Ltd.	658	141,740
The Allstate Corp.	8,861	1,025,749
The Hanover Insurance Group, Inc.	1,181	141,200
The Hartford Financial Services Group, Inc.	10,644	755,617
The Progressive Corp.	2,548	347,547
The Travelers Cos., Inc.	7,846	1,421,224
Unum Group	6,629	279,744
W.R. Berkley Corp.	6,905	406,843
White Mountains Insurance Group Ltd.	84	120,300
Willis Towers Watson plc	3,608	835,613
		21,350,337

Materials 4.4%
Air Products & Chemicals, Inc.	7,426	2,185,917
Albemarle Corp.	1,904	353,116
Alcoa Corp.	5,927	220,129
Amcor plc	49,711	545,330
AptarGroup, Inc.	2,187	259,181
Ardagh Metal Packaging S.A.	3,498	14,272
Ashland, Inc.	1,689	171,619
Avery Dennison Corp.	1,055	184,076
Axalta Coating Systems Ltd. *	5,580	176,161
Ball Corp.	6,224	330,992
Berry Global Group, Inc.	2,102	121,517
Celanese Corp.	3,633	385,970
Cleveland-Cliffs, Inc. *	17,167	264,029
Corteva, Inc.	23,982	1,465,780
Crown Holdings, Inc.	447	38,344
Dow, Inc.	23,613	1,284,547
DuPont de Nemours, Inc.	15,374	1,071,875
Eagle Materials, Inc.	204	30,235
Eastman Chemical Co.	4,009	337,839
Ecolab, Inc.	969	162,637
Element Solutions, Inc.	7,516	136,415
FMC Corp.	2,779	343,429
Freeport-McMoRan, Inc.	47,802	1,812,174
Ginkgo Bioworks Holdings, Inc. *(a)	23,971	29,245
Graphic Packaging Holding Co.	2,367	58,370
Huntsman Corp.	6,083	162,964
International Flavors & Fragrances, Inc.	8,543	828,329
International Paper Co.	11,907	394,241
Linde plc	13,094	4,837,578
Louisiana-Pacific Corp.	2,137	127,664
LyondellBasell Industries N.V., Class A	8,613	814,876
Martin Marietta Materials, Inc.	1,901	690,443
NewMarket Corp.	194	77,522
Newmont Corp.	26,643	1,262,878
Nucor Corp.	8,594	1,273,459
Olin Corp.	4,103	227,306
Packaging Corp. of America	3,059	413,760
See financial notes
114Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	3,704	519,523
Reliance Steel & Aluminum Co.	1,956	484,697
Royal Gold, Inc.	2,048	271,237
RPM International, Inc.	4,062	333,206
Silgan Holdings, Inc.	2,801	137,977
Sonoco Products Co.	3,274	198,470
Southern Copper Corp.	988	75,908
SSR Mining, Inc.	6,963	99,710
Steel Dynamics, Inc.	5,578	579,833
The Chemours Co.	1,962	57,035
The Mosaic Co.	9,998	428,414
The Scotts Miracle-Gro Co.	903	60,330
United States Steel Corp.	7,497	171,531
Vulcan Materials Co.	2,273	398,048
Westlake Corp.	1,098	124,931
Westrock Co.	8,504	254,525
		27,289,594

Media & Entertainment 6.7%
Activision Blizzard, Inc. *	26,052	2,024,501
Alphabet, Inc., Class A *	26,234	2,815,958
Alphabet, Inc., Class C *	22,814	2,468,931
Altice USA, Inc., Class A *	6,996	24,486
AMC Entertainment Holdings, Inc., Class A (a)	17,163	94,396
Cable One, Inc.	74	56,122
Comcast Corp., Class A	140,356	5,806,528
DISH Network Corp., Class A *	8,323	62,506
Electronic Arts, Inc.	8,594	1,093,844
Fox Corp., Class A	9,812	326,347
Fox Corp., Class B	4,652	142,072
IAC, Inc. *	2,561	132,583
Liberty Broadband Corp., Class A *	312	26,373
Liberty Broadband Corp., Class C *	2,132	180,751
Liberty Media Corp. - Liberty Formula One, Class A *	633	41,006
Liberty Media Corp. - Liberty Formula One, Class C *	5,968	430,830
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,814	50,973
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,717	103,853
Live Nation Entertainment, Inc. *	2,602	176,364
Madison Square Garden Sports Corp.	310	62,155
Match Group, Inc. *	567	20,922
Meta Platforms, Inc., Class A *	58,753	14,119,521
Netflix, Inc. *	8,063	2,660,226
News Corp., Class A	12,791	225,250
News Corp., Class B	3,949	70,095
Nexstar Media Group, Inc., Class A	1,102	191,142
Omnicom Group, Inc.	6,724	608,993
Paramount Global, Class A	275	7,277
Paramount Global, Class B	19,377	452,065
Pinterest, Inc., Class A *	15,714	361,422
Playtika Holding Corp. *	295	2,950
Roku, Inc. *	2,913	163,740
Sirius XM Holdings, Inc. (a)	23,352	88,738
Take-Two Interactive Software, Inc. *	946	117,578
The Interpublic Group of Cos., Inc.	13,017	465,097
The New York Times Co., Class A	5,464	217,194
The Walt Disney Co. *	57,037	5,846,292
TripAdvisor, Inc. *	3,102	54,998
Warner Bros Discovery, Inc. *	21,043	286,395
		42,080,474

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.8%
10X Genomics, Inc., Class A *	323	16,935
Agilent Technologies, Inc.	1,006	136,243
Amgen, Inc.	2,866	687,095
Avantor, Inc. *	1,468	28,597
Azenta, Inc. *	2,290	99,592
Biogen, Inc. *	4,804	1,461,521
BioMarin Pharmaceutical, Inc. *	6,184	593,911
Bio-Rad Laboratories, Inc., Class A *	718	323,667
Bristol-Myers Squibb Co.	71,451	4,770,783
Catalent, Inc. *	4,083	204,640
Charles River Laboratories International, Inc. *	115	21,864
Danaher Corp.	20,238	4,794,585
Elanco Animal Health, Inc. *	14,858	140,705
Eli Lilly & Co.	5,258	2,081,432
Exact Sciences Corp. *	4,806	307,920
Exelixis, Inc. *	1,481	27,102
Gilead Sciences, Inc.	42,111	3,461,945
Horizon Therapeutics plc *	516	57,359
Illumina, Inc. *	5,269	1,083,096
Incyte Corp. *	837	62,281
Ionis Pharmaceuticals, Inc. *	364	12,875
Jazz Pharmaceuticals plc *	2,068	290,492
Johnson & Johnson	88,294	14,453,728
Merck & Co., Inc.	49,308	5,693,595
Mirati Therapeutics, Inc. *	1,482	65,667
Moderna, Inc. *	10,463	1,390,428
Natera, Inc. *	231	11,716
Organon & Co.	8,510	209,601
PerkinElmer, Inc.	4,226	551,451
Perrigo Co., plc	4,479	166,574
Pfizer, Inc.	189,618	7,374,244
QIAGEN N.V. *	7,603	339,170
Regeneron Pharmaceuticals, Inc. *	2,969	2,380,514
Repligen Corp. *	539	81,729
Royalty Pharma plc, Class A	12,468	438,250
Syneos Health, Inc. *	2,851	111,930
Thermo Fisher Scientific, Inc.	11,524	6,394,668
Ultragenyx Pharmaceutical, Inc. *	479	20,918
United Therapeutics Corp. *	1,496	344,274
Vertex Pharmaceuticals, Inc. *	479	163,210
Viatris, Inc.	40,631	379,087
		61,235,394

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	5,400	413,964
Jones Lang LaSalle, Inc. *	1,601	222,603
Opendoor Technologies, Inc. *	10,977	15,148
The Howard Hughes Corp. *	1,240	95,939
WeWork, Inc., Class A *	7,300	3,077
Zillow Group, Inc., Class A *	1,762	75,378
Zillow Group, Inc., Class C *	4,977	216,699
		1,042,808

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	11,488	1,026,683
Analog Devices, Inc.	13,552	2,437,734
Cirrus Logic, Inc. *	1,827	156,738
First Solar, Inc. *	3,559	649,802
GLOBALFOUNDRIES, Inc. *(a)	1,621	95,315
Intel Corp.	138,901	4,314,265
Marvell Technology, Inc.	28,449	1,123,167
Microchip Technology, Inc.	2,594	189,336
Micron Technology, Inc.	29,540	1,901,194
See financial notes
Schwab Equity Index Funds | Semiannual Report115

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MKS Instruments, Inc.	1,912	160,359
ON Semiconductor Corp. *	5,471	393,693
Qorvo, Inc. *	3,345	308,008
Skyworks Solutions, Inc.	5,325	563,917
Teradyne, Inc.	495	45,233
Texas Instruments, Inc.	9,590	1,603,448
Wolfspeed, Inc. *	4,138	192,624
		15,161,516

Software & Services 2.6%
Akamai Technologies, Inc. *	5,196	425,916
Amdocs Ltd.	3,982	363,357
ANSYS, Inc. *	1,380	433,210
Bill.com Holdings, Inc. *	3,322	255,163
Black Knight, Inc. *	4,699	256,753
CCC Intelligent Solutions Holdings, Inc. *	3,506	30,432
Cognizant Technology Solutions Corp., Class A	17,206	1,027,370
Dolby Laboratories, Inc., Class A	1,977	165,455
DoubleVerify Holdings, Inc. *	350	10,297
Dropbox, Inc., Class A *	632	12,855
DXC Technology Co. *	7,691	183,430
Gen Digital, Inc.	11,767	207,923
GoDaddy, Inc., Class A *	4,522	342,225
Guidewire Software, Inc. *	2,758	210,132
Informatica, Inc., Class A *	975	15,073
International Business Machines Corp.	10,024	1,267,134
Jamf Holding Corp. *	350	6,622
Kyndryl Holdings, Inc. *	6,889	99,615
Manhattan Associates, Inc. *	798	132,213
nCino, Inc. *	1,900	46,987
NCR Corp. *	4,078	90,899
Nutanix, Inc., Class A *	3,720	89,206
Okta, Inc. *	4,386	300,573
Oracle Corp.	16,048	1,520,067
Procore Technologies, Inc. *	664	35,464
Roper Technologies, Inc.	3,540	1,609,921
Salesforce, Inc. *	25,377	5,034,035
SentinelOne, Inc., Class A *	1,953	31,385
Snowflake, Inc., Class A *	664	98,325
Teradata Corp. *	1,588	61,471
Twilio, Inc., Class A *	3,623	190,606
Tyler Technologies, Inc. *	176	66,709
UiPath, Inc., Class A *	11,424	160,850
Unity Software, Inc. *	2,577	69,502
VeriSign, Inc. *	2,777	615,939
VMware, Inc., Class A *	3,672	459,110
Wix.com Ltd. *	402	35,066
Zoom Video Communications, Inc., Class A *	4,071	250,082
		16,211,372

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	4,834	364,822
Arrow Electronics, Inc. *	1,841	210,665
Avnet, Inc.	3,027	124,894
Ciena Corp. *	4,926	226,793
Cisco Systems, Inc.	137,869	6,514,310
Cognex Corp.	404	19,267
Coherent Corp. *	3,327	113,584
Corning, Inc.	23,213	771,136
Dell Technologies, Inc., Class C	6,720	292,253
F5, Inc. *	1,997	268,317
Hewlett Packard Enterprise Co.	43,074	616,820
HP, Inc.	17,808	529,076
IPG Photonics Corp. *	1,092	125,558
SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	792	61,895
Juniper Networks, Inc.	10,722	323,268
Keysight Technologies, Inc. *	450	65,088
Littelfuse, Inc.	807	195,488
Lumentum Holdings, Inc. *	2,267	109,383
Motorola Solutions, Inc.	5,519	1,608,236
National Instruments Corp.	3,826	222,788
TD SYNNEX Corp.	1,554	138,368
Teledyne Technologies, Inc. *	1,553	643,563
Trimble, Inc. *	8,259	388,999
Ubiquiti, Inc.	100	23,255
ViaSat, Inc. *	2,422	84,843
Vontier Corp.	2,016	54,694
Western Digital Corp. *	10,681	367,854
Zebra Technologies Corp., Class A *	1,021	294,078
		14,759,295

Telecommunication Services 2.0%
AT&T, Inc.	240,198	4,244,299
Frontier Communications Parent, Inc. *	8,205	184,941
Lumen Technologies, Inc.	34,276	81,234
T-Mobile US, Inc. *	19,676	2,831,376
Verizon Communications, Inc.	141,012	5,475,496
		12,817,346

Transportation 1.5%
Alaska Air Group, Inc. *	4,198	182,445
American Airlines Group, Inc. *	21,713	296,165
Avis Budget Group, Inc. *	853	150,700
C.H. Robinson Worldwide, Inc.	2,846	287,076
Copa Holdings S.A., Class A	947	85,533
CSX Corp.	52,724	1,615,463
Expeditors International of Washington, Inc.	3,677	418,590
FedEx Corp.	7,842	1,786,251
GXO Logistics, Inc. *	3,140	166,828
Hertz Global Holdings, Inc. *	6,108	101,882
JB Hunt Transport Services, Inc.	298	52,236
JetBlue Airways Corp. *	10,643	75,991
Kirby Corp. *	1,988	142,818
Knight-Swift Transportation Holdings, Inc.	5,234	294,779
Landstar System, Inc.	131	23,060
Lyft, Inc., Class A *	2,103	21,556
Norfolk Southern Corp.	7,627	1,548,510
RXO, Inc. *	3,477	62,899
Ryder System, Inc.	1,620	128,239
Schneider National, Inc., Class B	1,836	48,048
Southwest Airlines Co.	19,855	601,408
Uber Technologies, Inc. *	8,627	267,868
U-Haul Holding Co.	301	18,379
U-Haul Holding Co. - Non Voting	2,698	145,962
United Airlines Holdings, Inc. *	10,933	478,865
United Parcel Service, Inc., Class B	2,664	479,014
XPO, Inc. *	3,190	140,934
		9,621,499

Utilities 5.6%
Alliant Energy Corp.	8,404	463,397
Ameren Corp.	8,626	767,455
American Electric Power Co., Inc.	17,244	1,593,690
American Water Works Co., Inc.	6,466	958,585
Atmos Energy Corp.	4,767	544,105
Avangrid, Inc.	2,393	96,342
Brookfield Renewable Corp., Class A	4,306	143,863
CenterPoint Energy, Inc.	21,116	643,405
See financial notes
116Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CMS Energy Corp.	9,705	604,233
Consolidated Edison, Inc.	11,893	1,171,104
Constellation Energy Corp.	10,944	847,066
Dominion Energy, Inc.	27,919	1,595,292
DTE Energy Co.	6,468	727,068
Duke Energy Corp.	25,831	2,554,169
Edison International	12,601	927,434
Entergy Corp.	6,805	732,082
Essential Utilities, Inc.	7,759	331,309
Evergy, Inc.	7,453	462,906
Eversource Energy	11,555	896,784
Exelon Corp.	33,298	1,413,167
FirstEnergy Corp.	18,204	724,519
Hawaiian Electric Industries, Inc.	3,627	142,215
IDACORP, Inc.	1,679	186,570
National Fuel Gas Co.	2,687	150,203
NextEra Energy, Inc.	66,622	5,105,244
NiSource, Inc.	13,614	387,454
NRG Energy, Inc.	7,138	243,905
OGE Energy Corp.	6,676	250,617
PG&E Corp. *	55,183	944,181
Pinnacle West Capital Corp.	3,773	296,030
PPL Corp.	24,703	709,470
Public Service Enterprise Group, Inc.	16,689	1,054,745
Sempra Energy	10,550	1,640,419
The AES Corp.	18,340	433,924
The Southern Co.	36,474	2,682,663
UGI Corp.	7,007	237,397
Vistra Corp.	5,606	133,759
WEC Energy Group, Inc.	10,575	1,016,998
Xcel Energy, Inc.	18,283	1,278,165
		35,091,934
Total Common Stocks (Cost $506,745,151)		624,770,592

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	4,500	695,835
Total Investment Companies (Cost $677,077)		695,835

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	1,804,285	1,804,285
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	892,069	892,069
		2,696,354
Total Short-Term Investments (Cost $2,696,354)		2,696,354
Total Investments in Securities (Cost $510,118,582)		628,162,781

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/16/23	25	1,911,875	1,119
S&P 500 Index, e-mini, expires 06/16/23	3	628,275	8,262
Net Unrealized Appreciation			9,381

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $874,904.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report117

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$1,897,739	$203,595	($316,241)	$19,068	($628,343)	$1,175,818	22,508	$11,005

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$624,770,592	$—	$—	$624,770,592
Investment Companies[1]	695,835	—	—	695,835
Short-Term Investments[1]	2,696,354	—	—	2,696,354
Futures Contracts[2]	9,381	—	—	9,381
Total	$628,172,162	$—	$—	$628,172,162

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
118Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $945,685)		$1,175,818
Investments in securities, at value - unaffiliated (cost $509,172,897) including securities on loan of $874,904		626,986,963
Deposit with broker for futures contracts		222,800
Receivables:
Dividends		704,186
Fund shares sold		212,468
Variation margin on future contracts		29,312
Income from securities on loan	+	12,290
Total assets		629,343,837

Liabilities
Collateral held for securities on loan		892,069
Payables:
Fund shares redeemed		223,997
Investment adviser fees	+	16,651
Total liabilities		1,132,717
Net assets		$628,211,120

Net Assets by Source
Capital received from investors		$545,545,789
Total distributable earnings	+	82,665,331
Net assets		$628,211,120

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$628,211,120		12,937,891		$48.56

See financial notes
Schwab Equity Index Funds | Semiannual Report119

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $961)		$7,580,190
Dividends received from securities - affiliated		11,005
Securities on loan, net	+	55,016
Total investment income		7,646,211

Expenses
Investment adviser fees		110,559
Total expenses	–	110,559
Net investment income		7,535,652

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		19,068
Net realized losses on sales of securities - unaffiliated		(10,150,298)
Net realized gains on futures contracts	+	92,381
Net realized losses		(10,038,849)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(628,343)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		34,636,684
Net change in unrealized appreciation (depreciation) on futures contracts	+	(99,743)
Net change in unrealized appreciation (depreciation)	+	33,908,598
Net realized and unrealized gains		23,869,749
Increase in net assets resulting from operations		$31,405,401
See financial notes
120Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$7,535,652	$12,544,703
Net realized gains (losses)		(10,038,849)	5,446,498
Net change in unrealized appreciation (depreciation)	+	33,908,598	(63,321,553)
Increase (decrease) in net assets resulting from operations		$31,405,401	($45,330,352 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,210,885 )	($27,740,131 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,672,000	$128,818,326	5,720,926	$280,961,274
Shares reinvested		239,623	11,415,609	416,349	21,312,908
Shares redeemed	+	(3,608,295)	(177,013,301)	(3,237,613)	(157,379,862)
Net transactions in fund shares		(696,672)	($36,779,366 )	2,899,662	$144,894,320

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,634,563	$647,795,970	10,734,901	$575,972,133
Total increase (decrease)	+	(696,672)	(19,584,850)	2,899,662	71,823,837
End of period		12,937,891	$628,211,120	13,634,563	$647,795,970
See financial notes
Schwab Equity Index Funds | Semiannual Report121

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$51.84	$64.44	$44.98	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.47	0.79	0.69	0.72	0.70	0.59
Net realized and unrealized gains (losses)	1.48	(11.54)	19.54	1.09	4.54	(1.04)
Total from investment operations	1.95	(10.75)	20.23	1.81	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.77)	(0.63)	(0.77)	(0.64)	(0.42)	—
Distributions from net realized gains	(0.04)	(1.22)	—	(0.48)	(0.08)	—
Total distributions	(0.81)	(1.85)	(0.77)	(1.12)	(0.50)	—
Net asset value at end of period	$52.98	$51.84	$64.44	$44.98	$44.29	$39.55
Total return	3.79%[3]	(17.15%)	45.35%	4.04%	13.61%	(1.13%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%[5]	0.04%	0.04%	0.04%[6]	0.05%[4,7]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.03%[4,7]
Net investment income (loss)	1.77%[4]	1.41%	1.19%	1.69%	1.67%	1.65%[4]
Portfolio turnover rate	1%[3]	11%[8]	14%	29%	21%	15%[3]
Net assets, end of period (x 1,000,000)	$1,029	$903	$891	$483	$357	$171

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

[8]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
122Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	28,877	2,970,288
BorgWarner, Inc.	24,923	1,199,544
Gentex Corp.	25,091	692,261
Harley-Davidson, Inc.	14,366	532,978
Lear Corp.	6,283	802,088
Lucid Group, Inc. *(a)	62,019	492,431
QuantumScape Corp. *(a)	27,378	191,646
Rivian Automotive, Inc., Class A *	55,495	711,446
Thor Industries, Inc.	5,513	435,637
		8,028,319

Banks 2.2%
Bank of Hawaii Corp.	4,156	201,275
Bank OZK	11,941	426,532
BOK Financial Corp.	3,101	260,081
Citizens Financial Group, Inc.	52,152	1,613,583
Columbia Banking System, Inc.	22,108	472,227
Comerica, Inc.	13,950	605,011
Commerce Bancshares, Inc.	12,143	678,186
Cullen/Frost Bankers, Inc.	6,229	686,747
East West Bancorp, Inc.	15,103	780,674
F.N.B. Corp.	38,227	438,846
Fifth Third Bancorp	72,773	1,906,653
First Citizens BancShares, Inc., Class A	1,173	1,181,422
First Hawaiian, Inc.	13,643	260,718
First Horizon Corp.	56,509	991,733
First Republic Bank (b)	19,788	69,456
Huntington Bancshares, Inc.	153,282	1,716,758
KeyCorp	99,242	1,117,465
M&T Bank Corp.	18,363	2,310,065
New York Community Bancorp, Inc.	71,475	764,068
PacWest Bancorp (a)	12,316	125,007
Pinnacle Financial Partners, Inc.	8,003	434,003
Popular, Inc.	7,519	451,215
Prosperity Bancshares, Inc.	9,351	585,560
Regions Financial Corp.	99,833	1,822,951
Synovus Financial Corp.	15,374	473,519
Webster Financial Corp.	18,456	688,409
Western Alliance Bancorp	11,290	419,085
Wintrust Financial Corp.	6,399	437,500
Zions Bancorp NA	15,722	438,015
		22,356,764

Capital Goods 10.8%
A.O. Smith Corp.	13,358	912,218
Acuity Brands, Inc.	3,422	538,554
Advanced Drainage Systems, Inc.	6,649	569,952
AECOM	14,061	1,167,766
AGCO Corp.	6,628	821,474
Air Lease Corp.	11,088	445,959
Allegion plc	9,356	1,033,651
Allison Transmission Holdings, Inc.	9,834	479,801
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	24,610	3,394,457
Armstrong World Industries, Inc.	4,833	331,834
Axon Enterprise, Inc. *	7,213	1,519,851
Builders FirstSource, Inc. *	15,529	1,471,683
BWX Technologies, Inc.	9,747	629,461
Carlisle Cos., Inc.	5,491	1,185,232
Carrier Global Corp.	89,271	3,733,313
ChargePoint Holdings, Inc. *(a)	27,191	235,746
Core & Main, Inc., Class A *	7,888	205,561
Crane Co. *	5,022	361,936
Crane Holdings Co.	5,030	238,221
Cummins, Inc.	15,055	3,538,527
Curtiss-Wright Corp.	4,088	694,265
Donaldson Co., Inc.	12,972	824,371
Dover Corp.	14,960	2,186,554
Esab Corp.	6,051	353,136
Fastenal Co.	61,483	3,310,245
Flowserve Corp.	13,902	464,188
Fortive Corp.	37,820	2,386,064
Fortune Brands Innovations, Inc.	13,644	882,630
Gates Industrial Corp. plc *	11,454	154,285
Generac Holdings, Inc. *	6,652	679,967
Graco, Inc.	17,924	1,421,194
Hayward Holdings, Inc. *	7,232	87,073
HEICO Corp.	4,801	809,641
HEICO Corp., Class A	8,430	1,131,559
Hexcel Corp.	8,947	644,900
Howmet Aerospace, Inc.	39,630	1,755,213
Hubbell, Inc.	5,718	1,539,972
Huntington Ingalls Industries, Inc.	4,202	847,375
IDEX Corp.	8,113	1,673,874
Ingersoll Rand, Inc.	43,384	2,473,756
ITT, Inc.	8,914	752,698
Lennox International, Inc.	3,411	961,595
Lincoln Electric Holdings, Inc.	5,982	1,003,780
Masco Corp.	24,056	1,287,237
MasTec, Inc. *	6,509	578,064
Masterbrand, Inc. *	13,820	111,527
MDU Resources Group, Inc.	21,567	630,188
Mercury Systems, Inc. *	5,275	251,459
MSC Industrial Direct Co., Inc., Class A	4,931	447,390
Nordson Corp.	6,108	1,321,221
nVent Electric plc	17,637	739,519
Oshkosh Corp.	7,011	536,482
Otis Worldwide Corp.	44,534	3,798,750
Owens Corning	9,960	1,063,828
PACCAR, Inc.	54,666	4,083,004
Parker-Hannifin Corp.	13,671	4,441,434
Pentair plc	17,569	1,020,408
Plug Power, Inc. *(a)	55,457	500,777
Quanta Services, Inc.	15,197	2,578,019
Regal Rexnord Corp.	6,952	904,872
Rockwell Automation, Inc.	12,268	3,476,874
Sensata Technologies Holding plc	16,144	701,457
SiteOne Landscape Supply, Inc. *	4,750	701,765
Snap-on, Inc.	5,615	1,456,587
Spirit AeroSystems Holdings, Inc., Class A	11,141	331,556
See financial notes
Schwab Equity Index Funds | Semiannual Report123

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	15,769	1,361,495
Sunrun, Inc. *	22,238	467,888
Textron, Inc.	22,268	1,490,620
The AZEK Co., Inc. *	11,909	323,210
The Middleby Corp. *	5,709	804,284
The Timken Co.	6,530	501,831
The Toro Co.	11,143	1,161,769
Trane Technologies plc	24,544	4,560,521
TransDigm Group, Inc.	5,485	4,196,025
Trex Co., Inc. *	11,762	642,911
United Rentals, Inc.	7,458	2,693,158
Univar Solutions, Inc. *	17,165	609,358
Valmont Industries, Inc.	2,243	651,726
Vertiv Holdings Co.	32,411	483,572
W.W. Grainger, Inc.	4,812	3,347,083
Watsco, Inc.	3,517	1,218,218
WESCO International, Inc.	4,756	684,864
Westinghouse Air Brake Technologies Corp.	19,331	1,888,059
WillScot Mobile Mini Holdings Corp. *	21,717	985,952
Woodward, Inc.	6,189	594,268
Xylem, Inc.	19,130	1,986,459
		111,469,221

Commercial & Professional Services 4.5%
Booz Allen Hamilton Holding Corp.	14,019	1,341,899
Broadridge Financial Solutions, Inc.	12,461	1,811,954
CACI International, Inc., Class A *	2,474	775,154
Ceridian HCM Holding, Inc. *	14,613	927,633
Cintas Corp.	9,247	4,214,505
Clarivate plc *	50,399	446,535
Clean Harbors, Inc. *	5,442	789,961
Concentrix Corp.	4,539	438,059
Copart, Inc. *	45,527	3,598,909
CoStar Group, Inc. *	43,080	3,315,006
Driven Brands Holdings, Inc. *	6,678	205,015
Dun & Bradstreet Holdings, Inc.	26,836	299,758
Equifax, Inc.	12,981	2,704,981
FTI Consulting, Inc. *	3,599	649,619
Genpact Ltd.	19,053	848,811
Jacobs Solutions, Inc.	13,447	1,552,591
KBR, Inc.	14,551	825,478
Leidos Holdings, Inc.	14,546	1,356,560
ManpowerGroup, Inc.	5,365	406,184
MSA Safety, Inc.	3,941	511,345
Paychex, Inc.	34,456	3,785,336
Paycom Software, Inc. *	5,467	1,587,453
Paycor HCM, Inc. *	6,443	151,410
Paylocity Holding Corp. *	4,289	829,021
Republic Services, Inc.	22,027	3,185,545
Ritchie Bros Auctioneers, Inc.	7,505	429,211
Robert Half International, Inc.	11,285	823,805
Rollins, Inc.	24,739	1,045,223
Science Applications International Corp.	5,869	598,814
SS&C Technologies Holdings, Inc.	23,561	1,379,261
Stericycle, Inc. *	9,783	446,594
Tetra Tech, Inc.	5,614	776,809
TransUnion	20,551	1,414,114
Verisk Analytics, Inc.	16,591	3,220,479
		46,693,032

Consumer Discretionary Distribution & Retail 4.5%
Advance Auto Parts, Inc.	6,325	793,977
AutoNation, Inc. *	3,600	474,120
AutoZone, Inc. *	2,002	5,331,947
Bath & Body Works, Inc.	24,432	857,563
SECURITY	NUMBER OF SHARES	VALUE ($)
Best Buy Co., Inc.	21,114	1,573,415
Burlington Stores, Inc. *	6,934	1,336,944
CarMax, Inc. *	16,860	1,180,706
Carvana Co. *(a)	11,051	76,694
Dick's Sporting Goods, Inc.	5,677	823,222
eBay, Inc.	57,999	2,692,894
Etsy, Inc. *	13,353	1,349,054
Five Below, Inc. *	5,828	1,150,214
Floor & Decor Holdings, Inc., Class A *	11,022	1,094,925
GameStop Corp., Class A *(a)	28,666	552,967
Genuine Parts Co.	14,829	2,495,869
Kohl's Corp.	11,741	258,654
Leslie's, Inc. *	18,796	203,937
Lithia Motors, Inc.	2,895	639,477
LKQ Corp.	26,697	1,541,218
Macy's, Inc.	28,781	470,282
Nordstrom, Inc. (a)	11,872	183,541
Ollie's Bargain Outlet Holdings, Inc. *	6,664	434,826
O'Reilly Automotive, Inc. *	6,624	6,076,261
Penske Automotive Group, Inc.	2,754	381,649
Petco Health & Wellness Co., Inc. *	8,671	86,363
Pool Corp.	4,063	1,427,413
RH *	1,941	495,207
Ross Stores, Inc.	36,418	3,886,893
The Gap, Inc.	20,697	198,691
Tractor Supply Co.	11,794	2,811,690
Ulta Beauty, Inc. *	5,383	2,968,348
Valvoline, Inc.	18,338	633,578
Victoria's Secret & Co. *	8,670	268,857
Wayfair, Inc., Class A *	8,421	293,303
Williams-Sonoma, Inc.	7,075	856,358
		45,901,057

Consumer Durables & Apparel 3.0%
Brunswick Corp.	7,713	653,985
Capri Holdings Ltd. *	13,086	543,069
Carter's, Inc.	3,994	278,661
Columbia Sportswear Co.	3,845	321,211
D.R. Horton, Inc.	33,700	3,700,934
Deckers Outdoor Corp. *	2,812	1,347,904
Garmin Ltd.	16,464	1,616,271
Hanesbrands, Inc.	37,198	194,918
Hasbro, Inc.	14,028	830,738
Leggett & Platt, Inc.	14,205	458,964
Lennar Corp., Class A	26,796	3,022,857
Lennar Corp., Class B	1,566	153,186
Lululemon Athletica, Inc. *	11,930	4,532,565
Mattel, Inc. *	37,530	675,540
Mohawk Industries, Inc. *	5,615	594,629
Newell Brands, Inc.	40,308	489,742
NVR, Inc. *	312	1,822,080
Peloton Interactive, Inc., Class A *	33,012	293,147
Polaris, Inc.	5,876	638,427
PulteGroup, Inc.	24,206	1,625,433
PVH Corp.	6,730	577,501
Ralph Lauren Corp.	4,328	496,811
Skechers U.S.A., Inc., Class A *	14,283	759,713
Tapestry, Inc.	25,217	1,029,106
Tempur Sealy International, Inc.	17,755	665,280
Toll Brothers, Inc.	11,771	752,285
TopBuild Corp. *	3,405	767,759
Under Armour, Inc., Class A *	20,268	179,777
Under Armour, Inc., Class C *	20,099	161,596
VF Corp.	37,332	877,675
Whirlpool Corp.	5,694	794,825
See financial notes
124Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	9,206	363,177
		31,219,766

Consumer Services 4.0%
ADT, Inc.	22,454	150,442
Aramark	25,110	871,317
Boyd Gaming Corp.	8,151	565,679
Bright Horizons Family Solutions, Inc. *	6,138	467,225
Caesars Entertainment, Inc. *	21,907	992,168
Carnival Corp. *	104,173	959,433
Chipotle Mexican Grill, Inc. *	2,936	6,070,532
Choice Hotels International, Inc.	3,434	437,904
Churchill Downs, Inc.	3,809	1,114,247
Darden Restaurants, Inc.	13,073	1,986,181
Domino’s Pizza, Inc.	3,767	1,195,909
DoorDash, Inc., Class A *	26,689	1,633,100
DraftKings, Inc., Class A *	37,789	827,957
Expedia Group, Inc. *	15,749	1,479,776
Grand Canyon Education, Inc. *	3,273	388,505
H&R Block, Inc.	16,242	550,766
Hilton Worldwide Holdings, Inc.	28,033	4,037,313
Hyatt Hotels Corp., Class A *	5,054	577,672
Las Vegas Sands Corp. *	35,326	2,255,565
Marriott Vacations Worldwide Corp.	3,992	537,163
MGM Resorts International	33,814	1,518,925
Mister Car Wash, Inc. *	8,628	76,099
Norwegian Cruise Line Holdings Ltd. *	44,654	596,131
Penn Entertainment, Inc. *	16,491	491,267
Planet Fitness, Inc., Class A *	8,911	740,861
Royal Caribbean Cruises Ltd. *	23,523	1,539,110
Service Corp. International	15,967	1,120,724
Six Flags Entertainment Corp. *	7,977	193,602
The Wendy's Co.	18,205	402,330
Travel & Leisure Co.	8,531	326,481
Vail Resorts, Inc.	4,295	1,033,033
Wyndham Hotels & Resorts, Inc.	9,267	632,195
Wynn Resorts Ltd. *	11,129	1,271,822
Yum! Brands, Inc.	30,120	4,234,270
		41,275,704

Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., Class A	24,884	520,076
BJ's Wholesale Club Holdings, Inc. *	14,309	1,092,778
Casey's General Stores, Inc.	3,958	905,669
Dollar Tree, Inc. *	22,300	3,427,733
Grocery Outlet Holding Corp. *	9,418	280,468
Performance Food Group Co. *	16,239	1,018,023
The Kroger Co.	70,043	3,406,191
U.S. Foods Holding Corp. *	21,549	827,482
		11,478,420

Energy 4.8%
Antero Midstream Corp.	35,894	386,219
Antero Resources Corp. *	30,282	696,183
APA Corp.	34,212	1,260,712
Baker Hughes Co.	100,593	2,941,339
Cheniere Energy, Inc.	26,587	4,067,811
Chesapeake Energy Corp.	12,933	1,069,301
Coterra Energy, Inc.	83,818	2,145,741
Devon Energy Corp.	69,478	3,712,210
Diamondback Energy, Inc.	19,122	2,719,148
DTE Midstream LLC *	10,347	509,797
Enviva, Inc.	3,292	70,778
EQT Corp.	39,355	1,371,128
Halliburton Co.	95,971	3,143,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	30,078	4,363,115
HF Sinclair Corp.	14,405	635,405
Marathon Oil Corp.	67,611	1,633,482
New Fortress Energy, Inc.	5,863	177,590
NOV, Inc.	41,794	700,050
ONEOK, Inc.	47,479	3,105,601
Ovintiv, Inc.	26,209	945,621
PDC Energy, Inc.	9,377	609,974
Phillips 66	49,791	4,929,309
Range Resources Corp.	25,145	665,085
Southwestern Energy Co. *	117,493	609,789
Targa Resources Corp.	24,129	1,822,463
Texas Pacific Land Corp.	611	902,844
The Williams Cos., Inc.	130,109	3,937,098
Vitesse Energy, Inc.	2,663	48,999
		49,179,842

Equity Real Estate Investment Trusts (REITs) 6.9%
Alexandria Real Estate Equities, Inc.	18,348	2,278,455
American Homes 4 Rent, Class A	32,868	1,093,190
Americold Realty Trust, Inc.	28,701	849,263
Apartment Income REIT Corp.	15,985	591,125
AvalonBay Communities, Inc.	14,918	2,690,760
Boston Properties, Inc.	16,736	893,033
Brixmor Property Group, Inc.	31,850	679,360
Camden Property Trust	11,070	1,218,253
Cousins Properties, Inc.	16,120	351,577
CubeSmart	23,869	1,085,801
Douglas Emmett, Inc.	18,050	232,484
EastGroup Properties, Inc.	4,392	731,531
EPR Properties	7,903	331,610
Equity LifeStyle Properties, Inc.	18,965	1,306,688
Equity Residential	39,553	2,501,727
Essex Property Trust, Inc.	6,864	1,508,227
Extra Space Storage, Inc.	14,151	2,151,518
Federal Realty Investment Trust	8,571	847,586
First Industrial Realty Trust, Inc.	14,066	738,043
Gaming & Leisure Properties, Inc.	26,075	1,355,900
Healthcare Realty Trust, Inc.	40,487	800,833
Healthpeak Properties, Inc.	58,361	1,282,191
Highwoods Properties, Inc.	11,086	254,091
Host Hotels & Resorts, Inc.	75,599	1,222,436
Hudson Pacific Properties, Inc.	14,585	81,093
Invitation Homes, Inc.	65,175	2,174,890
Iron Mountain, Inc.	30,827	1,702,883
JBG SMITH Properties	11,366	162,193
Kilroy Realty Corp.	12,407	362,781
Kimco Realty Corp.	64,501	1,237,774
Lamar Advertising Co., Class A	9,233	975,743
Life Storage, Inc.	8,983	1,207,136
Medical Properties Trust, Inc.	63,414	556,141
Mid-America Apartment Communities, Inc.	12,261	1,885,742
National Retail Properties, Inc.	19,325	840,637
National Storage Affiliates Trust	9,068	349,571
Omega Healthcare Investors, Inc.	25,095	671,542
Park Hotels & Resorts, Inc.	23,794	286,718
Rayonier, Inc.	15,557	487,867
Realty Income Corp.	67,036	4,212,542
Regency Centers Corp.	18,299	1,124,108
Rexford Industrial Realty, Inc.	20,878	1,164,366
SBA Communications Corp.	11,390	2,971,537
Simon Property Group, Inc.	34,844	3,948,522
SL Green Realty Corp. (a)	6,872	162,660
Spirit Realty Capital, Inc.	14,858	571,439
Sun Communities, Inc.	12,992	1,804,979
UDR, Inc.	35,010	1,446,963
See financial notes
Schwab Equity Index Funds | Semiannual Report125

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ventas, Inc.	42,639	2,048,804
VICI Properties, Inc.	107,086	3,634,499
Vornado Realty Trust	18,882	283,419
Welltower, Inc.	50,530	4,002,987
Weyerhaeuser Co.	78,597	2,350,836
WP Carey, Inc.	22,294	1,654,215
		71,360,269

Financial Services 6.5%
Affiliated Managers Group, Inc.	3,991	576,221
Affirm Holdings, Inc. *	23,620	232,893
AGNC Investment Corp.	60,915	603,668
Ally Financial, Inc.	31,866	840,625
Ameriprise Financial, Inc.	11,235	3,428,023
Annaly Capital Management, Inc.	49,911	997,222
Apollo Global Management, Inc.	51,652	3,274,220
Ares Management Corp., Class A	16,378	1,434,549
Blue Owl Capital, Inc.	45,046	507,218
Cboe Global Markets, Inc.	11,306	1,579,448
Coinbase Global, Inc., Class A *(a)	17,052	917,227
Corebridge Financial, Inc.	8,534	143,883
Credit Acceptance Corp. *	707	346,077
Discover Financial Services	28,489	2,947,757
Equitable Holdings, Inc.	39,366	1,023,122
Euronet Worldwide, Inc. *	5,042	558,351
Evercore, Inc., Class A	3,893	444,075
FactSet Research Systems, Inc.	4,053	1,668,580
FleetCor Technologies, Inc. *	7,668	1,640,339
Franklin Resources, Inc.	30,471	819,061
Global Payments, Inc.	27,889	3,143,369
Interactive Brokers Group, Inc., Class A	9,915	771,883
Invesco Ltd.	39,871	682,990
Jack Henry & Associates, Inc.	7,751	1,266,048
Janus Henderson Group plc	14,522	376,846
Jefferies Financial Group, Inc.	21,126	676,666
KKR & Co., Inc.	61,091	3,242,099
Lazard Ltd., Class A	8,838	276,629
LPL Financial Holdings, Inc.	8,502	1,775,558
MarketAxess Holdings, Inc.	3,966	1,262,655
MGIC Investment Corp.	31,537	468,955
Morningstar, Inc.	2,655	473,413
MSCI, Inc.	8,299	4,003,853
Nasdaq, Inc.	36,722	2,033,297
Northern Trust Corp.	21,952	1,715,768
OneMain Holdings, Inc.	12,257	470,301
Raymond James Financial, Inc.	20,791	1,882,209
Rithm Capital Corp.	46,223	377,180
Robinhood Markets, Inc., Class A *	61,009	539,930
Rocket Cos., Inc., Class A *(a)	12,013	107,036
SEI Investments Co.	10,981	646,891
Shift4 Payments, Inc., Class A *	5,397	365,755
SLM Corp.	25,569	384,046
SoFi Technologies, Inc. *	86,026	535,942
Starwood Property Trust, Inc.	31,184	557,882
State Street Corp.	37,256	2,692,119
Stifel Financial Corp.	10,905	653,973
Synchrony Financial	46,518	1,372,746
T. Rowe Price Group, Inc.	23,500	2,639,755
TFS Financial Corp.	5,230	62,969
The Bank of New York Mellon Corp.	78,465	3,341,824
The Carlyle Group, Inc.	22,107	670,505
The Western Union Co.	39,758	434,555
Toast, Inc., Class A *	27,225	495,495
Tradeweb Markets, Inc., Class A	11,499	809,645
Upstart Holdings, Inc. *(a)	7,476	103,916
UWM Holdings Corp. (a)	9,908	59,448
Virtu Financial, Inc., Class A	10,108	202,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	10,394	794,933
WEX, Inc. *	4,647	824,145
		67,178,453

Food, Beverage & Tobacco 2.5%
Brown-Forman Corp., Class A	4,857	319,979
Brown-Forman Corp., Class B	19,601	1,275,829
Bunge Ltd.	14,772	1,382,659
Campbell Soup Co.	20,703	1,124,173
Conagra Brands, Inc.	50,273	1,908,363
Darling Ingredients, Inc. *	17,085	1,017,753
Flowers Foods, Inc.	20,012	550,530
Freshpet, Inc. *	4,853	334,711
Hormel Foods Corp.	30,618	1,238,192
Ingredion, Inc.	6,999	743,084
Kellogg Co.	27,231	1,899,907
Lamb Weston Holdings, Inc.	15,392	1,720,980
McCormick & Co., Inc. - Non Voting Shares	26,773	2,352,008
Molson Coors Beverage Co., Class B	18,692	1,111,800
Pilgrim's Pride Corp. *	4,964	113,229
Post Holdings, Inc. *	5,758	521,041
Seaboard Corp.	27	106,409
The Boston Beer Co., Inc., Class A *	1,011	321,003
The Hershey Co.	15,591	4,257,279
The JM Smucker Co.	11,009	1,699,900
Tyson Foods, Inc., Class A	29,713	1,856,765
		25,855,594

Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	9,510	687,478
agilon health, Inc. *	20,189	489,987
Align Technology, Inc. *	8,380	2,726,014
Amedisys, Inc. *	3,414	274,144
AmerisourceBergen Corp.	17,414	2,905,526
Cardinal Health, Inc.	27,520	2,259,392
Certara, Inc. *	12,411	299,974
Chemed Corp.	1,560	859,950
DaVita, Inc. *	5,940	536,738
Definitive Healthcare Corp. *	3,578	38,285
Dentsply Sirona, Inc.	22,880	959,358
DexCom, Inc. *	41,170	4,995,568
Doximity, Inc., Class A *	11,936	438,648
Encompass Health Corp.	10,458	670,881
Enhabit, Inc. *	5,176	63,406
Enovis Corp. *	5,405	314,841
Envista Holdings Corp. *	17,378	668,879
Globus Medical, Inc., Class A *	8,241	479,132
Guardant Health, Inc. *	10,350	233,496
Henry Schein, Inc. *	14,438	1,166,735
Hologic, Inc. *	25,973	2,233,938
ICU Medical, Inc. *	2,156	407,786
IDEXX Laboratories, Inc. *	8,780	4,321,165
Insulet Corp. *	7,352	2,338,230
Integra LifeSciences Holdings Corp. *	7,732	427,734
Laboratory Corp. of America Holdings	9,458	2,144,223
Masimo Corp. *	5,066	958,183
Molina Healthcare, Inc. *	6,118	1,822,491
Novocure Ltd. *	11,032	727,009
Oak Street Health, Inc. *	12,439	484,748
Penumbra, Inc. *	3,808	1,081,929
Premier, Inc., Class A	12,572	419,025
Quest Diagnostics, Inc.	11,816	1,640,179
QuidelOrtho Corp. *	5,205	468,190
ResMed, Inc.	15,432	3,718,495
STERIS plc	10,658	2,009,566
See financial notes
126Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	6,813	269,658
Teladoc Health, Inc. *	17,148	454,936
Teleflex, Inc.	5,011	1,365,598
Tenet Healthcare Corp. *	11,350	832,182
The Cooper Cos., Inc.	5,188	1,978,962
Universal Health Services, Inc., Class B	6,626	996,219
Veeva Systems, Inc., Class A *	14,884	2,665,427
Zimmer Biomet Holdings, Inc.	22,408	3,102,163
		57,936,468

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	25,933	2,518,613
Coty, Inc., Class A *	37,511	445,256
Olaplex Holdings, Inc. *	13,372	49,476
Reynolds Consumer Products, Inc.	5,799	162,546
Spectrum Brands Holdings, Inc.	4,254	282,891
The Clorox Co.	13,161	2,179,725
		5,638,507

Insurance 4.6%
Aflac, Inc.	65,175	4,552,474
American Financial Group, Inc.	7,186	881,938
Arch Capital Group Ltd. *	37,827	2,839,673
Arthur J. Gallagher & Co.	22,224	4,623,925
Assurant, Inc.	5,681	699,501
Assured Guaranty Ltd.	6,148	331,193
Axis Capital Holdings Ltd.	8,307	469,678
Brighthouse Financial, Inc. *	7,261	320,936
Brown & Brown, Inc.	25,246	1,625,590
Cincinnati Financial Corp.	16,372	1,742,636
CNA Financial Corp.	2,899	112,800
Erie Indemnity Co., Class A	2,678	582,010
Everest Re Group Ltd.	4,156	1,570,968
F&G Annuities & Life, Inc.	1,873	34,332
Fidelity National Financial, Inc.	27,739	984,457
First American Financial Corp.	10,772	620,575
Globe Life, Inc.	9,550	1,036,366
Kemper Corp.	6,782	329,944
Lincoln National Corp.	18,116	393,661
Loews Corp.	20,766	1,195,499
Markel Corp. *	1,411	1,930,996
Old Republic International Corp.	29,816	753,450
Primerica, Inc.	3,915	714,527
Principal Financial Group, Inc.	25,862	1,931,633
Prudential Financial, Inc.	39,337	3,422,319
Reinsurance Group of America, Inc.	7,135	1,015,453
RenaissanceRe Holdings Ltd.	4,597	990,240
Ryan Specialty Holdings, Inc., Class A *	8,782	358,832
The Allstate Corp.	28,235	3,268,483
The Hanover Insurance Group, Inc.	3,779	451,817
The Hartford Financial Services Group, Inc.	33,911	2,407,342
Unum Group	21,160	892,952
W.R. Berkley Corp.	21,985	1,295,356
White Mountains Insurance Group Ltd.	267	382,381
Willis Towers Watson plc	11,498	2,662,937
		47,426,874

Materials 6.1%
Albemarle Corp.	12,501	2,318,436
Alcoa Corp.	18,877	701,092
Amcor plc	158,375	1,737,374
AptarGroup, Inc.	6,991	828,503
Ardagh Metal Packaging S.A.	16,204	66,112
Ashland, Inc.	5,408	549,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Avery Dennison Corp.	8,695	1,517,104
Axalta Coating Systems Ltd. *	23,576	744,294
Ball Corp.	32,934	1,751,430
Berry Global Group, Inc.	12,973	749,969
Celanese Corp.	11,565	1,228,666
CF Industries Holdings, Inc.	20,911	1,496,809
Cleveland-Cliffs, Inc. *	54,567	839,241
Corteva, Inc.	76,419	4,670,729
Crown Holdings, Inc.	12,290	1,054,236
DuPont de Nemours, Inc.	48,993	3,415,792
Eagle Materials, Inc.	3,818	565,866
Eastman Chemical Co.	12,771	1,076,212
Element Solutions, Inc.	24,070	436,871
FMC Corp.	13,452	1,662,398
Ginkgo Bioworks Holdings, Inc. *(a)	92,712	113,109
Graphic Packaging Holding Co.	32,655	805,272
Huntsman Corp.	19,465	521,467
International Flavors & Fragrances, Inc.	27,221	2,639,348
International Paper Co.	37,929	1,255,829
Louisiana-Pacific Corp.	7,588	453,307
LyondellBasell Industries N.V., Class A	27,448	2,596,855
Martin Marietta Materials, Inc.	6,642	2,412,374
MP Materials Corp. *	9,687	209,917
NewMarket Corp.	611	244,156
Nucor Corp.	27,389	4,058,502
Olin Corp.	13,019	721,253
Packaging Corp. of America	9,745	1,318,109
PPG Industries, Inc.	25,170	3,530,344
Reliance Steel & Aluminum Co.	6,236	1,545,281
Royal Gold, Inc.	6,997	926,683
RPM International, Inc.	13,629	1,117,987
Sealed Air Corp.	15,562	746,820
Silgan Holdings, Inc.	8,977	442,207
Sonoco Products Co.	10,389	629,781
SSR Mining, Inc.	21,993	314,940
Steel Dynamics, Inc.	17,779	1,848,127
The Chemours Co.	15,726	457,155
The Mosaic Co.	36,319	1,556,269
The Scotts Miracle-Gro Co.	4,309	287,884
United States Steel Corp.	23,975	548,548
Vulcan Materials Co.	14,140	2,476,197
Westlake Corp.	3,524	400,961
Westrock Co.	27,059	809,876
		62,399,199

Media & Entertainment 3.5%
Altice USA, Inc., Class A *	22,554	78,939
AMC Entertainment Holdings, Inc., Class A (a)	54,892	301,906
Cable One, Inc.	616	467,181
DISH Network Corp., Class A *	26,922	202,184
Electronic Arts, Inc.	29,194	3,715,812
Fox Corp., Class A	31,151	1,036,082
Fox Corp., Class B	14,896	454,924
IAC, Inc. *	8,205	424,773
Liberty Broadband Corp., Class A *	1,840	155,535
Liberty Broadband Corp., Class C *	12,756	1,081,454
Liberty Media Corp. - Liberty Formula One, Class A *	2,235	144,783
Liberty Media Corp. - Liberty Formula One, Class C *	21,437	1,547,537
Liberty Media Corp. - Liberty SiriusXM, Class A *	8,009	225,053
Liberty Media Corp. - Liberty SiriusXM, Class C *	16,526	461,736
Live Nation Entertainment, Inc. *	16,652	1,128,673
See financial notes
Schwab Equity Index Funds | Semiannual Report127

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Sports Corp.	1,988	398,594
Match Group, Inc. *	29,763	1,098,255
News Corp., Class A	40,553	714,138
News Corp., Class B	12,641	224,378
Nexstar Media Group, Inc., Class A	3,870	671,251
Omnicom Group, Inc.	21,410	1,939,104
Paramount Global, Class A	955	25,269
Paramount Global, Class B	61,617	1,437,525
Pinterest, Inc., Class A *	63,433	1,458,959
Playtika Holding Corp. *	9,709	97,090
ROBLOX Corp., Class A *	47,782	1,701,039
Roku, Inc. *	13,003	730,899
Sirius XM Holdings, Inc. (a)	74,925	284,715
Spotify Technology S.A. *	14,950	1,997,320
Take-Two Interactive Software, Inc. *	17,651	2,193,843
The Interpublic Group of Cos., Inc.	41,439	1,480,615
The New York Times Co., Class A	17,340	689,265
The Trade Desk, Inc., Class A *	46,870	3,015,616
TripAdvisor, Inc. *	10,903	193,310
Warner Bros Discovery, Inc. *	251,974	3,429,366
World Wrestling Entertainment, Inc., Class A	4,596	492,553
ZoomInfo Technologies, Inc. *	29,350	643,059
		36,342,735

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	9,826	515,177
Agilent Technologies, Inc.	31,599	4,279,453
Alnylam Pharmaceuticals, Inc. *	13,128	2,615,098
Avantor, Inc. *	65,125	1,268,635
Azenta, Inc. *	7,294	317,216
Biogen, Inc. *	15,312	4,658,370
BioMarin Pharmaceutical, Inc. *	19,708	1,892,756
Bio-Rad Laboratories, Inc., Class A *	2,283	1,029,154
Bio-Techne Corp.	16,614	1,327,126
Bruker Corp.	11,449	905,959
Catalent, Inc. *	19,109	957,743
Charles River Laboratories International, Inc. *	5,384	1,023,606
Elanco Animal Health, Inc. *	47,539	450,194
Exact Sciences Corp. *	18,667	1,195,995
Exelixis, Inc. *	34,149	624,927
Horizon Therapeutics plc *	23,642	2,628,045
Incyte Corp. *	19,487	1,450,028
Ionis Pharmaceuticals, Inc. *	15,080	533,380
IQVIA Holdings, Inc. *	19,817	3,730,154
Jazz Pharmaceuticals plc *	6,573	923,309
Maravai LifeSciences Holdings, Inc., Class A *	11,627	160,336
Mettler-Toledo International, Inc. *	2,349	3,503,534
Mirati Therapeutics, Inc. *	4,739	209,985
Natera, Inc. *	10,429	528,959
Neurocrine Biosciences, Inc. *	10,227	1,033,336
Novavax, Inc. *(a)	9,287	71,231
Organon & Co.	27,134	668,310
PerkinElmer, Inc.	13,471	1,757,831
Perrigo Co., plc	14,339	533,267
QIAGEN N.V. *	24,222	1,080,544
Repligen Corp. *	5,905	895,375
Royalty Pharma plc, Class A	39,720	1,396,158
Sarepta Therapeutics, Inc. *	8,985	1,103,089
Seagen, Inc. *	14,519	2,903,800
Sotera Health Co. *	10,642	178,466
Syneos Health, Inc. *	10,940	429,504
Ultragenyx Pharmaceutical, Inc. *	7,162	312,765
United Therapeutics Corp. *	4,763	1,096,109
Viatris, Inc.	129,401	1,207,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	6,308	1,894,671
West Pharmaceutical Services, Inc.	7,909	2,857,047
		56,147,953

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A *	33,667	2,580,912
Jones Lang LaSalle, Inc. *	5,097	708,687
Opendoor Technologies, Inc. *	49,951	68,932
The Howard Hughes Corp. *	3,910	302,517
WeWork, Inc., Class A *(a)	22,677	9,558
Zillow Group, Inc., Class A *	6,019	257,493
Zillow Group, Inc., Class C *	16,853	733,780
		4,661,879

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	7,078	253,180
Cirrus Logic, Inc. *	5,851	501,957
Enphase Energy, Inc. *	13,979	2,295,352
Entegris, Inc.	15,848	1,187,332
First Solar, Inc. *	11,344	2,071,188
GLOBALFOUNDRIES, Inc. *(a)	6,771	398,135
Lattice Semiconductor Corp. *	14,491	1,154,933
Microchip Technology, Inc.	56,857	4,149,992
MKS Instruments, Inc.	6,118	513,117
Monolithic Power Systems, Inc.	4,896	2,261,805
ON Semiconductor Corp. *	46,341	3,334,698
Qorvo, Inc. *	10,638	979,547
Skyworks Solutions, Inc.	16,967	1,796,805
Teradyne, Inc.	16,726	1,528,422
Universal Display Corp.	4,638	618,988
Wolfspeed, Inc. *	13,149	612,086
		23,657,537

Software & Services 6.8%
Akamai Technologies, Inc. *	16,542	1,355,948
Alteryx, Inc., Class A *	6,410	263,643
Amdocs Ltd.	12,687	1,157,689
ANSYS, Inc. *	9,290	2,916,317
AppLovin Corp., Class A *	23,366	397,222
Aspen Technology, Inc. *	2,879	509,583
Bentley Systems, Inc., Class B	18,002	766,165
Bill.com Holdings, Inc. *	10,560	811,114
Black Knight, Inc. *	16,502	901,669
Cadence Design Systems, Inc. *	29,142	6,103,792
CCC Intelligent Solutions Holdings, Inc. *	18,159	157,620
Cloudflare, Inc., Class A *	30,204	1,421,098
Confluent, Inc., Class A *	13,261	291,742
Crowdstrike Holdings, Inc., Class A *	23,005	2,761,750
Datadog, Inc., Class A *	28,356	1,910,627
DocuSign, Inc. *	21,097	1,043,036
Dolby Laboratories, Inc., Class A	6,319	528,837
DoubleVerify Holdings, Inc. *	9,198	270,605
Dropbox, Inc., Class A *	28,638	582,497
DXC Technology Co. *	24,562	585,804
Dynatrace, Inc. *	23,107	976,964
Elastic N.V. *	8,262	473,000
EPAM Systems, Inc. *	5,862	1,655,663
Fair Isaac Corp. *	2,593	1,887,574
Five9, Inc. *	7,475	484,679
Fortinet, Inc. *	68,927	4,345,847
Gartner, Inc. *	8,197	2,479,265
Gen Digital, Inc.	58,606	1,035,568
Globant S.A. *	4,347	681,914
GoDaddy, Inc., Class A *	16,709	1,264,537
Guidewire Software, Inc. *	8,750	666,662
See financial notes
128Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HubSpot, Inc. *	4,945	2,081,598
Informatica, Inc., Class A *	4,003	61,886
Jamf Holding Corp. *	7,084	134,029
Kyndryl Holdings, Inc. *	21,836	315,749
Manhattan Associates, Inc. *	6,625	1,097,630
MongoDB, Inc. *	7,082	1,699,397
nCino, Inc. *	7,414	183,348
NCR Corp. *	13,744	306,354
New Relic, Inc. *	5,689	406,593
Nutanix, Inc., Class A *	24,520	587,990
Okta, Inc. *	16,154	1,107,034
Palantir Technologies, Inc., Class A *	196,470	1,522,642
Pegasystems, Inc.	4,444	202,735
Procore Technologies, Inc. *	7,593	405,542
PTC, Inc. *	11,371	1,430,358
RingCentral, Inc., Class A *	9,142	251,954
SentinelOne, Inc., Class A *	20,388	327,635
Smartsheet, Inc., Class A *	13,575	554,810
Splunk, Inc. *	17,377	1,498,592
Synopsys, Inc. *	16,286	6,047,318
Teradata Corp. *	10,923	422,829
Thoughtworks Holding, Inc. *	9,180	57,191
Twilio, Inc., Class A *	18,601	978,599
Tyler Technologies, Inc. *	4,394	1,665,458
UiPath, Inc., Class A *	40,250	566,720
Unity Software, Inc. *	25,210	679,914
VeriSign, Inc. *	9,909	2,197,816
Wix.com Ltd. *	5,886	513,436
Zoom Video Communications, Inc., Class A *	26,240	1,611,923
Zscaler, Inc. *	9,012	811,981
		70,417,492

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	62,560	4,721,403
Arista Networks, Inc. *	26,284	4,209,646
Arrow Electronics, Inc. *	6,198	709,237
Avnet, Inc.	9,708	400,552
CDW Corp.	14,441	2,449,049
Ciena Corp. *	15,734	724,393
Cognex Corp.	18,554	884,840
Coherent Corp. *	12,668	432,486
Corning, Inc.	78,585	2,610,594
Dell Technologies, Inc., Class C	25,230	1,097,253
F5, Inc. *	6,358	854,261
Hewlett Packard Enterprise Co.	137,284	1,965,907
HP, Inc.	104,962	3,118,421
IPG Photonics Corp. *	3,481	400,245
Jabil, Inc.	13,893	1,085,738
Juniper Networks, Inc.	34,128	1,028,959
Keysight Technologies, Inc. *	19,143	2,768,844
Littelfuse, Inc.	2,581	625,222
Lumentum Holdings, Inc. *	7,294	351,936
Motorola Solutions, Inc.	17,588	5,125,143
National Instruments Corp.	13,963	813,066
NetApp, Inc.	23,208	1,459,551
Pure Storage, Inc., Class A *	30,453	695,242
TD SYNNEX Corp.	4,985	443,864
Teledyne Technologies, Inc. *	4,946	2,049,622
Trimble, Inc. *	26,292	1,238,353
Ubiquiti, Inc.	437	101,624
ViaSat, Inc. *	7,754	271,623
Vontier Corp.	16,854	457,249
Western Digital Corp. *	33,946	1,169,100
Zebra Technologies Corp., Class A *	5,511	1,587,333
		45,850,756

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	26,147	589,354
Lumen Technologies, Inc.	110,017	260,740
		850,094

Transportation 2.1%
Alaska Air Group, Inc. *	13,350	580,191
American Airlines Group, Inc. *	68,954	940,533
Avis Budget Group, Inc. *	2,727	481,779
C.H. Robinson Worldwide, Inc.	12,393	1,250,082
Copa Holdings S.A., Class A	3,045	275,024
Delta Air Lines, Inc. *	68,353	2,345,191
Expeditors International of Washington, Inc.	16,941	1,928,563
GXO Logistics, Inc. *	11,277	599,147
Hertz Global Holdings, Inc. *	19,460	324,593
JB Hunt Transport Services, Inc.	8,801	1,542,727
JetBlue Airways Corp. *	34,389	245,537
Kirby Corp. *	6,374	457,908
Knight-Swift Transportation Holdings, Inc.	16,657	938,122
Landstar System, Inc.	3,808	670,322
Lyft, Inc., Class A *	34,848	357,192
Old Dominion Freight Line, Inc.	10,609	3,399,018
RXO, Inc. *	12,133	219,486
Ryder System, Inc.	5,186	410,524
Schneider National, Inc., Class B	5,769	150,975
Southwest Airlines Co.	63,238	1,915,479
U-Haul Holding Co.	959	58,557
U-Haul Holding Co. - Non Voting	8,648	467,857
United Airlines Holdings, Inc. *	34,830	1,525,554
XPO, Inc. *	10,928	482,799
		21,567,160

Utilities 5.8%
Alliant Energy Corp.	26,771	1,476,153
Ameren Corp.	27,491	2,445,874
American Water Works Co., Inc.	20,609	3,055,284
Atmos Energy Corp.	15,178	1,732,417
Avangrid, Inc.	7,568	304,688
Brookfield Renewable Corp., Class A	13,633	455,479
CenterPoint Energy, Inc.	67,300	2,050,631
CMS Energy Corp.	30,922	1,925,204
Consolidated Edison, Inc.	37,911	3,733,096
Constellation Energy Corp.	34,881	2,699,790
DTE Energy Co.	20,606	2,316,321
Edison International	40,160	2,955,776
Entergy Corp.	21,683	2,332,657
Essential Utilities, Inc.	24,709	1,055,074
Evergy, Inc.	23,742	1,474,616
Eversource Energy	36,809	2,856,747
FirstEnergy Corp.	58,000	2,308,400
Hawaiian Electric Industries, Inc.	11,614	455,385
IDACORP, Inc.	5,374	597,159
National Fuel Gas Co.	9,359	523,168
NiSource, Inc.	43,366	1,234,196
NRG Energy, Inc.	22,661	774,326
OGE Energy Corp.	21,322	800,428
PG&E Corp. *	175,858	3,008,930
Pinnacle West Capital Corp.	12,055	945,835
PPL Corp.	78,715	2,260,695
Public Service Enterprise Group, Inc.	53,191	3,361,671
The AES Corp.	71,249	1,685,751
UGI Corp.	22,356	757,421
Vistra Corp.	41,951	1,000,951
See financial notes
Schwab Equity Index Funds | Semiannual Report129

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	33,712	3,242,083
Xcel Energy, Inc.	58,256	4,072,677
		59,898,883
Total Common Stocks (Cost $923,051,161)		1,024,791,978

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	13,000	903,760
Total Investment Companies (Cost $870,911)		903,760

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)	2,572,798	2,572,798
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	4,614,788	4,614,788
		7,187,586
Total Short-Term Investments (Cost $7,187,586)		7,187,586
Total Investments in Securities (Cost $931,109,658)		1,032,883,324

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/16/23	13	3,250,780	(8,507)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,486,170.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,024,791,978	$—	$—	$1,024,791,978
Investment Companies[1]	903,760	—	—	903,760
Short-Term Investments[1]	7,187,586	—	—	7,187,586
Liabilities
Futures Contracts[2]	(8,507)	—	—	(8,507)
Total	$1,032,874,817	$—	$—	$1,032,874,817

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
130Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $931,109,658) including securities on loan of $4,486,170		$1,032,883,324
Deposit with broker for futures contracts		459,000
Receivables:
Fund shares sold		620,597
Dividends		476,077
Income from securities on loan		46,805
Variation margin on future contracts	+	26,564
Total assets		1,034,512,367

Liabilities
Collateral held for securities on loan		4,614,788
Payables:
Fund shares redeemed		715,374
Investment adviser fees	+	31,160
Total liabilities		5,361,322
Net assets		$1,029,151,045

Net Assets by Source
Capital received from investors		$953,086,512
Total distributable earnings	+	76,064,533
Net assets		$1,029,151,045

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,029,151,045		19,423,882		$52.98

See financial notes
Schwab Equity Index Funds | Semiannual Report131

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $2,939)		$8,550,293
Securities on loan, net	+	209,386
Total investment income		8,759,679

Expenses
Investment adviser fees		193,859
Total expenses	–	193,859
Net investment income		8,565,820

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(4,252,367)
Net realized losses on futures contracts	+	(227,782)
Net realized losses		(4,480,149)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		29,630,735
Net change in unrealized appreciation (depreciation) on futures contracts	+	(214,261)
Net change in unrealized appreciation (depreciation)	+	29,416,474
Net realized and unrealized gains		24,936,325
Increase in net assets resulting from operations		$33,502,145
See financial notes
132Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,565,820	$12,651,355
Net realized losses		(4,480,149)	(12,154)
Net change in unrealized appreciation (depreciation)	+	29,416,474	(182,662,427)
Increase (decrease) in net assets resulting from operations		$33,502,145	($170,023,226 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,308,048 )	($26,457,808 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,394,454	$180,561,198	6,524,271	$369,067,984
Shares reinvested		225,612	11,761,152	355,335	21,909,932
Shares redeemed	+	(1,619,731)	(85,668,435)	(3,277,725)	(181,890,798)
Net transactions in fund shares		2,000,335	$106,653,915	3,601,881	$209,087,118

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,423,547	$903,303,033	13,821,666	$890,696,949
Total increase	+	2,000,335	125,848,012	3,601,881	12,606,084
End of period		19,423,882	$1,029,151,045	17,423,547	$903,303,033
See financial notes
Schwab Equity Index Funds | Semiannual Report133

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$18.17	$24.45	$18.56	$20.48	$19.00	$21.01
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.65	0.64	0.47	0.64	0.62
Net realized and unrealized gains (losses)	4.09	(6.14)	5.66	(1.75)	1.39	(2.06)
Total from investment operations	4.41	(5.49)	6.30	(1.28)	2.03	(1.44)
Less distributions:
Distributions from net investment income	(0.54)	(0.79)	(0.41)	(0.64)	(0.55)	(0.57)
Net asset value at end of period	$22.04	$18.17	$24.45	$18.56	$20.48	$19.00
Total return	24.63%[2]	(23.12%)	34.24%	(6.56%)	11.27%	(7.11%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.10%[3]	3.12%	2.76%	2.47%	3.32%	2.99%
Portfolio turnover rate	4%[2]	5%	3%	7%	5%	5%
Net assets, end of period (x 1,000,000)	$8,702	$7,127	$8,781	$5,937	$5,443	$4,314

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
134Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 7.3%
Ampol Ltd.	131,702	2,627,813
ANZ Group Holdings Ltd.	1,638,832	26,611,733
APA Group	647,244	4,419,013
Aristocrat Leisure Ltd.	329,039	8,323,192
ASX Ltd.	106,960	4,867,699
Aurizon Holdings Ltd.	1,043,789	2,373,208
BHP Group Ltd.	2,778,103	82,447,078
BlueScope Steel Ltd.	250,513	3,329,746
Brambles Ltd.	756,037	7,161,806
Cochlear Ltd.	36,102	5,919,558
Coles Group Ltd.	740,651	8,947,194
Commonwealth Bank of Australia	928,459	61,441,790
Computershare Ltd.	296,274	4,410,280
CSL Ltd.	264,355	52,774,943
Dexus	596,704	3,092,708
Endeavour Group Ltd.	781,219	3,521,109
Fortescue Metals Group Ltd.	925,775	12,953,091
Goodman Group	926,235	11,940,679
IDP Education Ltd.	115,772	2,174,982
IGO Ltd.	369,851	3,405,914
Insurance Australia Group Ltd.	1,354,263	4,486,790
James Hardie Industries plc	243,697	5,438,123
Lendlease Corp., Ltd.	373,987	1,857,364
Macquarie Group Ltd.	201,826	24,621,113
Medibank Pvt Ltd.	1,491,570	3,529,887
Mineral Resources Ltd.	93,374	4,606,197
Mirvac Group	2,144,917	3,443,505
National Australia Bank Ltd.	1,728,101	33,267,932
Newcrest Mining Ltd.	489,389	9,344,812
Northern Star Resources Ltd.	643,592	5,740,715
Orica Ltd.	248,946	2,687,077
Origin Energy Ltd.	934,811	5,183,073
Pilbara Minerals Ltd.	1,372,728	3,907,073
Qantas Airways Ltd. *	507,007	2,235,872
QBE Insurance Group Ltd.	812,181	8,305,194
Ramsay Health Care Ltd.	98,459	4,233,857
REA Group Ltd.	29,206	2,746,778
Reece Ltd.	131,932	1,607,144
Rio Tinto Ltd.	202,894	15,217,986
Santos Ltd.	1,739,108	8,238,317
Scentre Group	2,838,495	5,447,340
SEEK Ltd.	181,588	2,962,843
Sonic Healthcare Ltd.	248,437	5,856,391
South32 Ltd.	2,539,806	7,179,398
Stockland	1,296,282	3,842,666
Suncorp Group Ltd.	695,009	5,786,664
Telstra Group Ltd.	2,206,735	6,402,211
The GPT Group	1,077,914	3,169,630
The Lottery Corp., Ltd.	1,229,691	4,123,133
Transurban Group	1,685,487	16,809,863
Treasury Wine Estates Ltd.	392,477	3,635,553
Vicinity Ltd.	2,129,427	2,976,874
Washington H Soul Pattinson & Co., Ltd.	117,853	2,467,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Wesfarmers Ltd.	620,467	21,464,062
Westpac Banking Corp.	1,917,261	28,699,816
WiseTech Global Ltd.	79,553	3,643,981
Woodside Energy Group Ltd.	1,046,252	23,739,796
Woolworths Group Ltd.	667,934	17,230,570
Xero Ltd. *	76,053	4,747,664
		633,627,870

Austria 0.2%
Erste Group Bank AG	189,720	6,898,069
OMV AG	80,765	3,822,019
Verbund AG	37,526	3,342,087
Voestalpine AG	64,382	2,232,235
		16,294,410

Belgium 1.0%
Ageas S.A./N.V.	89,235	3,975,916
Anheuser-Busch InBev S.A./N.V.	477,766	31,064,070
Argenx SE *	30,422	11,735,229
D'ieteren Group	13,714	2,582,193
Elia Group S.A./N.V.	18,191	2,494,350
Groupe Bruxelles Lambert N.V.	54,704	4,909,761
KBC Group N.V.	136,555	9,762,098
Sofina S.A.	8,344	1,915,721
Solvay S.A.	40,432	4,852,593
UCB S.A.	68,637	6,380,331
Umicore S.A.	114,431	3,756,256
Warehouses De Pauw CVA	92,407	2,763,124
		86,191,642

Denmark 3.1%
AP Moller - Maersk A/S, Class A	1,693	3,025,717
AP Moller - Maersk A/S, Class B	2,751	4,972,574
Carlsberg A/S, Class B	53,848	8,911,667
Chr. Hansen Holding A/S	57,131	4,446,474
Coloplast A/S, Class B	65,077	9,376,347
Danske Bank A/S *	380,991	8,052,162
Demant A/S *	49,414	2,117,685
DSV A/S	102,724	19,332,892
Genmab A/S *	36,171	14,864,997
Novo Nordisk A/S, Class B	908,207	151,084,185
Novozymes A/S, B Shares	112,754	5,870,275
Orsted A/S	103,221	9,264,093
Pandora A/S	49,742	4,604,210
Rockwool A/S, B Shares	4,990	1,208,590
Tryg A/S	197,574	4,669,261
Vestas Wind Systems A/S *	554,733	15,349,788
		267,150,917

Finland 0.9%
Elisa Oyj	78,231	4,858,246
Fortum Oyj	243,537	3,637,464
Kesko Oyj, B Shares	149,674	3,120,380
Kone Oyj, B Shares	187,022	10,669,744
See financial notes
Schwab Equity Index Funds | Semiannual Report135

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Metso Outotec Oyj	359,299	3,966,921
Neste Oyj	231,355	11,212,486
Nokia Oyj	2,959,594	12,522,490
Orion Oyj, B Shares	58,978	2,770,379
Sampo Oyj, A Shares	262,296	13,302,330
Stora Enso Oyj, R Shares	302,207	3,834,053
UPM-Kymmene Oyj	291,631	9,300,228
Wartsila Oyj Abp	264,047	3,062,188
		82,256,909

France 12.6%
Accor S.A. *	92,172	3,269,995
Aeroports de Paris *	16,156	2,567,285
Air Liquide S.A.	287,597	51,735,907
Airbus SE	324,186	45,397,283
Alstom S.A.	175,688	4,415,842
Amundi S.A.	34,423	2,255,218
ArcelorMittal S.A.	288,779	8,204,107
Arkema S.A.	32,536	3,219,210
AXA S.A.	1,034,432	33,764,050
BioMerieux	23,030	2,411,364
BNP Paribas S.A.	607,715	39,266,541
Bollore SE	489,428	3,306,264
Bouygues S.A.	124,185	4,547,560
Bureau Veritas S.A.	160,578	4,630,283
Capgemini SE	90,035	16,418,543
Carrefour S.A.	326,358	6,788,445
Cie de Saint-Gobain	269,090	15,578,886
Cie Generale des Etablissements Michelin S.C.A.	375,656	11,963,738
Covivio S.A. (a)	25,895	1,472,362
Credit Agricole S.A.	662,562	8,098,845
Danone S.A.	351,791	23,282,813
Dassault Aviation S.A.	13,812	2,699,110
Dassault Systemes SE	366,580	14,881,546
Edenred	136,865	8,892,617
Eiffage S.A.	45,862	5,458,670
Engie S.A.	1,003,531	16,060,799
EssilorLuxottica S.A.	160,218	31,719,965
Eurazeo SE	23,599	1,685,059
Eurofins Scientific SE	73,891	5,161,273
Euronext N.V.	46,230	3,676,637
Gecina S.A.	25,368	2,824,032
Getlink SE	239,494	4,475,961
Hermes International	17,374	37,720,265
Ipsen S.A.	20,416	2,475,750
Kering S.A.	40,936	26,214,051
Klepierre S.A.	115,966	2,937,433
La Francaise des Jeux SAEM	56,889	2,431,540
Legrand S.A.	146,539	13,870,493
L'Oreal S.A.	132,318	63,237,020
LVMH Moet Hennessy Louis Vuitton SE	151,889	146,099,166
Orange S.A.	1,094,873	14,250,774
Pernod-Ricard S.A.	112,893	26,072,534
Publicis Groupe S.A.	124,851	10,207,451
Remy Cointreau S.A.	12,675	2,193,130
Renault S.A. *	102,730	3,815,696
Safran S.A.	187,668	29,186,078
Sanofi	625,998	67,462,733
Sartorius Stedim Biotech	15,158	4,060,808
Schneider Electric SE	297,338	51,853,312
SEB S.A.	13,670	1,567,429
Societe Generale S.A.	445,005	10,808,398
Sodexo S.A.	48,742	5,223,584
STMicroelectronics N.V.	374,857	16,035,289
Teleperformance	32,390	6,473,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Thales S.A.	58,835	8,978,419
TotalEnergies SE	1,365,707	87,268,556
Unibail-Rodamco-Westfield *	64,651	3,466,975
Valeo S.A.	113,893	2,223,950
Veolia Environnement S.A.	366,131	11,593,523
Vinci S.A.	295,536	36,555,206
Vivendi SE	394,918	4,337,957
Wendel SE	15,141	1,698,506
Worldline S.A. *	131,258	5,710,079
		1,096,159,636

Germany 8.1%
adidas AG	88,982	15,670,266
Allianz SE	221,098	55,519,246
Aroundtown S.A.	540,841	736,838
BASF SE	502,847	26,009,326
Bayer AG	539,979	35,636,607
Bayerische Motoren Werke AG	180,803	20,265,194
Bechtle AG	44,092	2,050,683
Beiersdorf AG	55,260	7,715,918
Brenntag SE	84,002	6,846,552
Carl Zeiss Meditec AG, Class B	22,334	3,003,975
Commerzbank AG *	589,859	6,555,167
Continental AG	60,491	4,244,481
Covestro AG *	105,674	4,635,965
Daimler Truck Holding AG *	246,671	8,150,740
Delivery Hero SE *	92,491	3,696,975
Deutsche Bank AG	1,136,757	12,496,006
Deutsche Boerse AG	104,162	19,864,602
Deutsche Lufthansa AG *	329,836	3,545,712
Deutsche Post AG	542,477	26,092,915
Deutsche Telekom AG	1,778,139	42,874,089
E.ON SE	1,233,043	16,310,379
Evonik Industries AG	115,176	2,513,887
Fresenius Medical Care AG & Co. KGaA	114,160	5,539,495
Fresenius SE & Co. KGaA	229,444	6,647,903
GEA Group AG	82,635	3,886,560
Hannover Rueck SE	32,915	7,032,586
HeidelbergCement AG	78,950	5,979,798
HelloFresh SE *	86,662	2,327,060
Henkel AG & Co. KGaA	56,390	4,170,280
Infineon Technologies AG	714,287	26,012,027
Knorr-Bremse AG	38,882	2,725,305
LEG Immobilien SE	40,304	2,508,652
Mercedes-Benz Group AG	439,186	34,250,362
Merck KGaA *	71,165	12,764,780
MTU Aero Engines AG	29,131	7,648,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen *	76,676	28,816,944
Nemetschek SE	32,037	2,504,118
Puma SE	57,675	3,379,644
QIAGEN N.V. *	124,507	5,568,046
Rational AG	2,766	2,003,329
Rheinmetall AG	24,035	7,039,678
RWE AG *	352,626	16,533,307
SAP SE	572,460	77,463,072
Scout24 SE	43,264	2,696,520
Siemens AG	420,095	69,245,228
Siemens Energy AG *	287,828	7,064,478
Siemens Healthineers AG	154,677	9,640,343
Symrise AG	72,896	8,807,477
Telefonica Deutschland Holding AG	606,151	2,048,167
United Internet AG	45,864	787,454
Volkswagen AG	16,458	2,763,178
Vonovia SE	392,002	8,501,945
See financial notes
136Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	123,167	5,065,792
		705,857,962

Hong Kong 2.7%
AIA Group Ltd.	6,482,400	70,574,352
BOC Hong Kong Holdings Ltd.	2,029,090	6,405,273
Budweiser Brewing Co. APAC Ltd.	951,000	2,747,638
CK Asset Holdings Ltd.	1,102,711	6,520,464
CK Hutchison Holdings Ltd.	1,482,525	9,911,313
CK Infrastructure Holdings Ltd.	349,000	1,986,991
CLP Holdings Ltd.	895,426	6,667,093
ESR Group Ltd.	1,086,734	1,698,722
Futu Holdings Ltd., ADR *	32,880	1,455,598
Galaxy Entertainment Group Ltd. *	1,192,000	8,483,811
Hang Lung Properties Ltd.	1,124,000	2,054,589
Hang Seng Bank Ltd.	420,440	6,232,117
Henderson Land Development Co., Ltd.	808,735	2,879,683
HKT Trust & HKT Ltd.	2,053,000	2,698,200
Hong Kong & China Gas Co., Ltd.	6,085,696	5,403,676
Hong Kong Exchanges & Clearing Ltd.	659,465	27,378,942
Hongkong Land Holdings Ltd.	602,201	2,680,056
Jardine Matheson Holdings Ltd.	86,717	4,192,052
Link REIT	1,396,940	9,137,225
MTR Corp., Ltd.	851,052	4,252,299
New World Development Co., Ltd.	824,778	2,199,581
Power Assets Holdings Ltd.	749,438	4,282,512
Sands China Ltd. *	1,365,600	4,890,784
Sino Land Co., Ltd.	1,912,425	2,577,129
SITC International Holdings Co., Ltd.	720,000	1,331,771
Sun Hung Kai Properties Ltd.	792,604	11,035,648
Swire Pacific Ltd., A Shares	263,090	2,088,442
Swire Properties Ltd.	620,400	1,667,469
Techtronic Industries Co., Ltd.	763,500	8,259,915
WH Group Ltd.	4,467,789	2,487,390
Wharf Real Estate Investment Co., Ltd.	908,188	5,237,261
Xinyi Glass Holdings Ltd.	986,000	1,803,926
		231,221,922

Ireland 0.8%
AIB Group plc	566,880	2,437,911
Bank of Ireland Group plc	581,736	6,016,846
CRH plc	409,587	19,764,205
Flutter Entertainment plc *	91,591	18,301,492
Kerry Group plc, Class A	86,811	9,143,334
Kingspan Group plc	84,429	5,850,908
Smurfit Kappa Group plc	135,940	5,036,460
		66,551,156

Israel 0.6%
Azrieli Group Ltd.	23,908	1,394,223
Bank Hapoalim B.M.	693,485	5,974,089
Bank Leumi Le-Israel B.M.	846,266	6,708,081
Bezeq The Israeli Telecommunication Corp., Ltd.	1,132,512	1,541,832
Check Point Software Technologies Ltd. *	54,966	7,000,470
CyberArk Software Ltd. *	22,219	2,768,487
Elbit Systems Ltd.	14,680	2,717,557
ICL Group Ltd.	390,867	2,427,606
Israel Discount Bank Ltd., A Shares	674,728	3,353,292
Mizrahi Tefahot Bank Ltd.	84,544	2,772,473
Nice Ltd. *	34,809	7,135,136
Teva Pharmaceutical Industries Ltd. ADR, ADR *	604,228	5,274,910
SECURITY	NUMBER OF SHARES	VALUE ($)
The First International Bank of Israel Ltd.	30,895	1,122,540
Tower Semiconductor Ltd. *	59,552	2,625,757
Wix.com Ltd. *	31,152	2,717,389
		55,533,842

Italy 2.5%
Amplifon S.p.A.	66,849	2,454,020
Assicurazioni Generali S.p.A.	608,366	12,671,118
CNH Industrial N.V.	557,599	7,846,442
Davide Campari-Milano N.V.	285,422	3,678,367
DiaSorin S.p.A.	13,779	1,496,575
Enel S.p.A.	4,455,903	30,443,239
Eni S.p.A.	1,371,167	20,714,793
Ferrari N.V.	69,156	19,270,205
FinecoBank Banca Fineco S.p.A.	338,809	5,135,561
Infrastrutture Wireless Italiane S.p.A.	183,838	2,551,583
Intesa Sanpaolo S.p.A.	8,843,423	23,252,819
Mediobanca Banca di Credito Finanziario S.p.A.	340,089	3,652,277
Moncler S.p.A.	112,185	8,322,014
Nexi S.p.A. *	326,368	2,706,175
Poste Italiane S.p.A.	284,999	2,965,968
Prysmian S.p.A.	140,519	5,750,829
Recordati Industria Chimica e Farmaceutica S.p.A.	56,918	2,620,074
Snam S.p.A.	1,103,200	6,131,228
Stellantis N.V.	1,233,496	20,459,469
Telecom Italia S.p.A. *	5,333,218	1,568,567
Tenaris S.A.	257,960	3,690,187
Terna - Rete Elettrica Nazionale	765,069	6,622,239
UniCredit S.p.A.	1,052,149	20,848,835
		214,852,584

Japan 20.9%
Advantest Corp.	99,598	7,761,858
Aeon Co., Ltd.	356,100	7,258,030
AGC, Inc.	106,493	3,970,577
Aisin Corp.	82,000	2,406,819
Ajinomoto Co., Inc.	248,800	8,947,930
ANA Holdings, Inc. *	87,500	1,908,641
Asahi Group Holdings Ltd.	249,400	9,635,338
Asahi Intecc Co., Ltd.	120,900	2,187,835
Asahi Kasei Corp.	683,900	4,830,494
Astellas Pharma, Inc.	1,006,350	15,160,219
Azbil Corp.	62,600	1,750,718
Bandai Namco Holdings, Inc.	329,400	7,482,457
BayCurrent Consulting, Inc.	73,200	2,544,431
Bridgestone Corp.	312,557	12,551,770
Brother Industries Ltd.	127,600	2,003,988
Canon, Inc.	549,495	13,087,512
Capcom Co., Ltd.	93,300	3,505,990
Central Japan Railway Co.	78,700	9,742,955
Chubu Electric Power Co., Inc.	355,900	3,969,123
Chugai Pharmaceutical Co., Ltd.	368,000	9,496,475
Concordia Financial Group Ltd.	591,500	2,244,363
CyberAgent, Inc.	236,200	2,061,222
Dai Nippon Printing Co., Ltd.	122,548	3,522,777
Daifuku Co., Ltd.	165,990	3,058,329
Dai-ichi Life Holdings, Inc.	535,300	9,956,990
Daiichi Sankyo Co., Ltd.	962,100	33,014,081
Daikin Industries Ltd.	136,500	24,792,641
Daito Trust Construction Co., Ltd.	34,800	3,298,263
Daiwa House Industry Co., Ltd.	328,100	8,362,769
Daiwa House REIT Investment Corp.	1,201	2,555,330
Daiwa Securities Group, Inc.	768,300	3,568,517
See financial notes
Schwab Equity Index Funds | Semiannual Report137

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Denso Corp.	238,000	14,366,533
Dentsu Group, Inc.	112,600	4,057,520
Disco Corp.	47,400	5,396,736
East Japan Railway Co.	166,260	9,513,663
Eisai Co., Ltd.	137,200	7,916,893
ENEOS Holdings, Inc.	1,694,800	6,029,292
FANUC Corp.	525,300	17,740,008
Fast Retailing Co., Ltd.	95,800	22,685,597
Fuji Electric Co., Ltd.	67,200	2,712,560
FUJIFILM Holdings Corp.	197,611	10,299,475
Fujitsu Ltd.	108,000	14,393,940
GLP J-REIT	2,428	2,774,172
GMO Payment Gateway, Inc.	23,400	1,830,156
Hakuhodo DY Holdings, Inc.	125,400	1,477,630
Hamamatsu Photonics K.K.	76,500	4,055,559
Hankyu Hanshin Holdings, Inc.	126,600	3,952,615
Hikari Tsushin, Inc.	10,993	1,499,940
Hirose Electric Co., Ltd.	16,664	2,248,954
Hitachi Construction Machinery Co., Ltd.	59,353	1,462,569
Hitachi Ltd.	532,315	29,444,799
Honda Motor Co., Ltd.	894,639	23,728,530
Hoshizaki Corp.	61,600	2,169,624
Hoya Corp.	195,507	20,499,882
Hulic Co., Ltd.	216,600	1,864,937
Ibiden Co., Ltd.	61,500	2,419,792
Idemitsu Kosan Co., Ltd.	112,203	2,389,143
Iida Group Holdings Co., Ltd.	81,700	1,452,568
Inpex Corp.	570,000	6,237,536
Isuzu Motors Ltd.	318,900	3,765,895
ITOCHU Corp.	652,100	21,633,326
Itochu Techno-Solutions Corp.	51,087	1,322,927
Japan Airlines Co., Ltd.	76,700	1,463,175
Japan Exchange Group, Inc.	269,100	4,369,587
Japan Metropolitan Fund Invest	3,872	2,835,138
Japan Post Bank Co., Ltd.	816,400	6,519,417
Japan Post Holdings Co., Ltd.	1,301,400	10,713,027
Japan Post Insurance Co., Ltd.	109,100	1,771,683
Japan Real Estate Investment Corp.	671	2,658,770
Japan Tobacco, Inc.	658,800	14,175,314
JFE Holdings, Inc.	268,000	3,170,519
JSR Corp.	99,200	2,301,781
Kajima Corp.	231,200	3,058,900
Kao Corp.	255,719	10,333,212
KDDI Corp.	888,900	27,749,797
Keio Corp.	56,500	2,098,406
Keisei Electric Railway Co., Ltd.	72,556	2,560,422
Keyence Corp.	106,700	48,117,013
Kikkoman Corp.	81,377	4,820,260
Kintetsu Group Holdings Co., Ltd.	92,000	3,105,668
Kirin Holdings Co., Ltd.	448,900	7,292,522
Kobayashi Pharmaceutical Co., Ltd.	27,200	1,697,335
Kobe Bussan Co., Ltd.	81,700	2,285,019
Koei Tecmo Holdings Co., Ltd.	64,600	1,187,979
Koito Manufacturing Co., Ltd.	114,000	2,205,154
Komatsu Ltd.	510,309	12,691,317
Konami Group Corp.	49,700	2,445,437
Kose Corp.	18,300	2,135,522
Kubota Corp.	558,000	8,455,369
Kurita Water Industries Ltd.	57,147	2,394,965
Kyocera Corp.	175,600	9,216,810
Kyowa Kirin Co., Ltd.	146,900	3,268,728
Lasertec Corp.	41,000	5,577,887
Lixil Corp.	153,287	2,412,895
M3, Inc. (b)	242,000	5,623,475
Makita Corp.	122,100	3,444,525
Marubeni Corp.	850,000	12,064,211
MatsukiyoCocokara & Co.	61,900	3,314,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Mazda Motor Corp.	312,900	2,831,583
McDonald's Holdings Co., Japan Ltd.	48,100	2,003,857
MEIJI Holdings Co., Ltd.	120,400	2,905,217
MINEBEA MITSUMI, Inc.	194,500	3,601,872
MISUMI Group, Inc.	155,300	3,917,783
Mitsubishi Chemical Group Corp.	698,500	4,097,848
Mitsubishi Corp.	686,400	25,448,867
Mitsubishi Electric Corp.	1,062,400	13,172,571
Mitsubishi Estate Co., Ltd.	620,202	7,643,556
Mitsubishi HC Capital, Inc.	348,838	1,810,726
Mitsubishi Heavy Industries Ltd.	175,200	6,643,625
Mitsubishi UFJ Financial Group, Inc.	6,566,709	41,104,531
Mitsui & Co., Ltd.	784,800	24,500,442
Mitsui Chemicals, Inc.	103,900	2,628,774
Mitsui Fudosan Co., Ltd.	495,977	9,851,099
Mitsui O.S.K. Lines Ltd.	188,600	4,675,509
Mizuho Financial Group, Inc.	1,322,313	19,168,023
MonotaRO Co., Ltd.	138,200	2,090,813
MS&AD Insurance Group Holdings, Inc.	236,862	7,774,356
Murata Manufacturing Co., Ltd.	315,000	17,871,895
NEC Corp.	135,500	5,210,694
Nexon Co., Ltd.	258,100	5,830,570
NGK Insulators Ltd.	131,600	1,651,820
Nidec Corp.	246,100	12,177,535
Nihon M&A Center Holdings, Inc.	163,700	1,251,297
Nintendo Co., Ltd.	604,590	25,560,475
Nippon Building Fund, Inc.	838	3,513,915
Nippon Express Holdings, Inc.	41,700	2,447,036
Nippon Paint Holdings Co., Ltd.	453,200	4,088,878
Nippon Prologis REIT, Inc.	1,184	2,697,237
Nippon Sanso Holdings Corp.	94,900	1,712,250
Nippon Shinyaku Co., Ltd.	27,200	1,243,820
Nippon Steel Corp.	440,641	9,410,950
Nippon Telegraph & Telephone Corp.	655,371	19,997,976
Nippon Yusen K.K.	265,700	6,280,853
Nissan Chemical Corp.	68,666	3,051,657
Nissan Motor Co., Ltd.	1,267,296	4,621,112
Nisshin Seifun Group, Inc.	107,800	1,306,692
Nissin Foods Holdings Co., Ltd.	34,000	3,278,008
Nitori Holdings Co., Ltd.	43,900	5,590,042
Nitto Denko Corp.	77,100	4,984,377
Nomura Holdings, Inc.	1,595,600	5,720,067
Nomura Real Estate Holdings, Inc.	66,600	1,659,607
Nomura Real Estate Master Fund, Inc.	2,317	2,711,135
Nomura Research Institute Ltd.	216,600	5,449,558
NTT Data Corp.	342,300	4,649,510
Obayashi Corp.	351,300	2,928,707
Obic Co., Ltd.	38,000	5,854,855
Odakyu Electric Railway Co., Ltd.	160,400	2,240,518
Oji Holdings Corp.	443,200	1,741,642
Olympus Corp.	667,000	11,676,779
Omron Corp.	101,800	5,971,498
Ono Pharmaceutical Co., Ltd.	196,600	3,958,559
Open House Group Co., Ltd.	42,300	1,690,847
Oracle Corp. Japan	20,900	1,499,968
Oriental Land Co., Ltd.	548,100	19,396,808
ORIX Corp.	657,700	11,189,135
Osaka Gas Co., Ltd.	206,800	3,420,719
Otsuka Corp.	63,200	2,300,419
Otsuka Holdings Co., Ltd.	214,100	7,283,844
Pan Pacific International Holdings Corp.	209,400	3,913,044
Panasonic Holdings Corp.	1,208,912	11,386,473
Persol Holdings Co., Ltd.	96,600	1,991,835
Rakuten Group, Inc.	481,420	2,401,299
Recruit Holdings Co., Ltd.	791,100	22,193,191
Renesas Electronics Corp. *	643,600	8,387,684
See financial notes
138Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Resona Holdings, Inc.	1,196,185	5,961,739
Ricoh Co., Ltd.	297,600	2,464,046
Rohm Co., Ltd.	47,700	3,591,244
SBI Holdings, Inc.	136,390	2,663,800
SCSK Corp.	85,200	1,286,333
Secom Co., Ltd.	115,600	7,402,330
Seiko Epson Corp.	152,100	2,326,177
Sekisui Chemical Co., Ltd.	204,600	2,911,959
Sekisui House Ltd.	335,769	6,902,955
Seven & i Holdings Co., Ltd.	413,303	18,729,834
SG Holdings Co., Ltd.	159,028	2,288,383
Sharp Corp.	117,800	839,561
Shimadzu Corp.	130,600	4,084,745
Shimano, Inc.	40,400	6,247,957
Shimizu Corp.	314,100	1,918,211
Shin-Etsu Chemical Co., Ltd.	1,017,200	29,026,632
Shionogi & Co., Ltd.	145,000	6,490,857
Shiseido Co., Ltd.	220,200	11,037,698
Shizuoka Financial Group, Inc.	243,000	1,831,648
SMC Corp.	31,400	15,660,587
Softbank Corp.	1,571,400	17,692,094
SoftBank Group Corp.	659,800	24,744,092
Sompo Holdings, Inc.	173,200	7,227,565
Sony Group Corp.	691,100	62,526,374
Square Enix Holdings Co., Ltd.	47,100	2,317,749
Subaru Corp.	334,600	5,461,279
SUMCO Corp.	191,200	2,633,140
Sumitomo Chemical Co., Ltd.	812,900	2,746,967
Sumitomo Corp.	619,500	11,103,209
Sumitomo Electric Industries Ltd.	393,400	5,020,672
Sumitomo Metal Mining Co., Ltd.	138,400	5,108,164
Sumitomo Mitsui Financial Group, Inc.	718,246	29,357,315
Sumitomo Mitsui Trust Holdings, Inc.	180,500	6,506,609
Sumitomo Realty & Development Co., Ltd.	171,100	3,995,054
Suntory Beverage & Food Ltd.	75,400	2,838,461
Suzuki Motor Corp.	201,500	7,025,992
Sysmex Corp.	92,000	5,917,733
T&D Holdings, Inc.	286,400	3,507,355
Taisei Corp.	98,100	3,336,470
Takeda Pharmaceutical Co., Ltd.	828,090	27,458,748
TDK Corp.	213,700	7,346,771
Terumo Corp.	352,600	10,558,882
The Chiba Bank Ltd.	291,200	1,901,544
The Kansai Electric Power Co., Inc.	387,800	4,186,187
TIS, Inc.	123,000	3,377,545
Tobu Railway Co., Ltd.	104,900	2,677,656
Toho Co., Ltd.	61,008	2,423,636
Tokio Marine Holdings, Inc.	1,005,597	20,219,557
Tokyo Electric Power Co. Holdings, Inc. *	869,690	3,118,198
Tokyo Electron Ltd.	245,200	28,076,745
Tokyo Gas Co., Ltd.	215,140	4,406,718
Tokyu Corp.	290,900	4,106,352
Toppan, Inc.	145,100	3,084,645
Toray Industries, Inc.	757,000	4,290,145
Toshiba Corp.	214,317	6,905,245
Tosoh Corp.	145,100	1,938,578
TOTO Ltd.	76,500	2,616,431
Toyota Industries Corp.	80,100	4,655,243
Toyota Motor Corp.	5,829,015	80,032,515
Toyota Tsusho Corp.	116,569	4,845,456
Trend Micro, Inc.	74,000	3,615,897
Unicharm Corp.	221,000	8,921,750
USS Co., Ltd.	121,800	2,046,725
Welcia Holdings Co., Ltd.	51,100	1,069,883
West Japan Railway Co.	119,432	5,176,392
Yakult Honsha Co., Ltd.	71,100	5,347,712
SECURITY	NUMBER OF SHARES	VALUE ($)
Yamaha Corp.	76,600	3,018,776
Yamaha Motor Co., Ltd.	161,700	4,193,081
Yamato Holdings Co., Ltd.	153,100	2,629,888
Yaskawa Electric Corp.	131,500	5,355,421
Yokogawa Electric Corp.	129,400	2,101,558
Z Holdings Corp.	1,453,100	3,980,391
ZOZO, Inc.	69,300	1,458,373
		1,818,660,662

Netherlands 4.3%
ABN AMRO Bank N.V., GDR	221,548	3,550,807
Adyen N.V. *	11,894	19,111,899
Aegon N.V.	981,624	4,478,880
AerCap Holdings N.V. *	92,127	5,192,278
Akzo Nobel N.V.	100,124	8,306,112
ASM International N.V.	25,855	9,386,643
ASML Holding N.V.	221,384	140,493,027
BNP Paribas Emissions- und Handelsgesellschaft mbH	2,039,030	25,288,636
Coca-Cola Europacific Partners plc	111,887	7,213,355
DSM-Firmenich AG *	96,364	12,610,357
EXOR N.V. *	59,315	4,881,571
Heineken Holding N.V.	62,487	5,997,575
Heineken N.V.	141,917	16,295,645
IMCD N.V.	30,555	4,599,728
JDE Peet's N.V.	53,187	1,617,547
Just Eat Takeaway.com N.V *	99,191	1,739,414
Koninklijke Ahold Delhaize N.V.	574,002	19,736,856
Koninklijke KPN N.V.	1,809,815	6,600,187
Koninklijke Philips N.V.	489,117	10,326,242
NN Group N.V.	153,559	5,726,271
OCI N.V.	58,728	1,547,502
Prosus N.V. *	440,526	32,966,123
Randstad N.V.	66,185	3,596,213
Universal Music Group N.V.	396,339	8,658,985
Wolters Kluwer N.V.	141,328	18,725,068
		378,646,921

New Zealand 0.2%
Auckland International Airport Ltd. *	706,929	3,870,687
EBOS Group Ltd.	92,037	2,525,772
Fisher & Paykel Healthcare Corp., Ltd.	313,216	5,372,563
Mercury NZ Ltd.	363,519	1,427,874
Meridian Energy Ltd.	685,260	2,320,762
Spark New Zealand Ltd.	1,036,536	3,358,533
		18,876,191

Norway 0.6%
Adevinta A.S.A. *	175,865	1,354,680
Aker BP A.S.A.	173,064	4,137,236
DNB Bank A.S.A.	507,319	8,923,781
Equinor A.S.A.	520,972	14,999,311
Gjensidige Forsikring A.S.A.	108,119	1,883,404
Kongsberg Gruppen A.S.A.	47,499	2,133,454
Mowi A.S.A.	225,251	4,297,628
Norsk Hydro A.S.A.	739,772	5,444,027
Orkla A.S.A.	417,527	3,001,092
Salmar A.S.A.	36,572	1,624,839
Telenor A.S.A.	382,793	4,776,545
Yara International A.S.A.	91,110	3,668,893
		56,244,890

See financial notes
Schwab Equity Index Funds | Semiannual Report139

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP - Energias de Portugal S.A.	1,591,547	8,769,421
EDP Renovaveis S.A. *	135,956	3,021,987
Galp Energia, SGPS, S.A.	272,607	3,294,099
Jeronimo Martins, SGPS, S.A.	159,697	4,029,988
		19,115,495

Singapore 1.4%
CapitaLand Ascendas REIT	1,863,995	4,011,174
CapitaLand Ascott Trust	81,662	66,302
CapitaLand Integrated Commercial Trust	2,898,410	4,425,693
Capitaland Investment Ltd.	1,432,349	4,009,465
City Developments Ltd.	235,200	1,230,399
DBS Group Holdings Ltd.	993,393	24,546,695
Genting Singapore Ltd.	3,274,000	2,785,274
Grab Holdings Ltd., Class A *	723,345	2,104,934
Jardine Cycle & Carriage Ltd.	56,500	1,438,984
Keppel Corp., Ltd.	794,100	3,687,312
Mapletree Logistics Trust	1,829,628	2,394,377
Mapletree Pan Asia Commercial Trust	1,281,700	1,697,802
Oversea-Chinese Banking Corp., Ltd.	1,852,401	17,525,350
Sea Ltd., ADR *	198,625	15,129,266
Sembcorp Marine Ltd. *	25,452,825	2,373,798
Singapore Airlines Ltd.	741,050	3,259,350
Singapore Exchange Ltd.	467,400	3,363,702
Singapore Technologies Engineering Ltd.	845,949	2,302,947
Singapore Telecommunications Ltd.	4,539,037	8,698,388
United Overseas Bank Ltd.	655,033	13,911,560
UOL Group Ltd.	244,072	1,273,293
Venture Corp., Ltd.	149,300	1,907,421
Wilmar International Ltd.	1,068,234	3,155,259
		125,298,745

Spain 2.6%
Acciona S.A.	13,284	2,461,377
ACS, Actividades de Construccion y Servicios S.A.	119,970	4,124,855
Aena SME S.A. *	40,973	6,900,545
Amadeus IT Group S.A. *	247,289	17,380,708
Banco Bilbao Vizcaya Argentaria S.A.	3,303,902	24,187,813
Banco Santander S.A. (a)	9,190,565	32,287,161
CaixaBank S.A.	2,443,296	9,044,120
Cellnex Telecom S.A. *	308,677	12,996,535
Corp. ACCIONA Energias Renovables S.A. *	35,430	1,272,189
Enagas S.A.	138,842	2,779,712
Endesa S.A.	171,029	3,836,645
Ferrovial S.A.	267,881	8,398,982
Grifols S.A. *	161,242	1,659,762
Iberdrola S.A.	3,366,263	43,620,368
Industria de Diseno Textil S.A.	598,472	20,573,530
Naturgy Energy Group S.A.	79,706	2,481,749
Red Electrica Corp. S.A.	225,900	4,107,164
Repsol S.A.	757,515	11,127,669
Telefonica S.A.	2,845,060	12,922,800
		222,163,684

Sweden 3.4%
Alfa Laval AB	158,699	5,822,242
Assa Abloy AB, B Shares	552,282	13,158,671
Atlas Copco AB, A Shares	1,467,760	21,229,860
Atlas Copco AB, B Shares	857,361	10,997,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Boliden AB	150,198	5,367,607
Electrolux AB, B Shares	116,632	1,759,404
Embracer Group AB *	350,885	1,831,849
Epiroc AB, A Shares	365,426	7,320,605
Epiroc AB, B Shares	211,771	3,646,302
EQT AB	196,650	4,235,478
Essity AB, B Shares	336,048	10,184,024
Evolution AB	100,031	13,364,985
Fastighets AB Balder, B Shares *	351,616	1,637,059
Getinge AB, B Shares	124,757	3,166,441
H & M Hennes & Mauritz AB, B Shares	400,832	5,876,510
Hexagon AB, B Shares	1,065,703	12,201,986
Holmen AB, B Shares	51,070	1,931,967
Husqvarna AB, B Shares	233,228	2,013,044
Industrivarden AB, A Shares	76,780	2,196,917
Industrivarden AB, C Shares	84,874	2,423,707
Indutrade AB	148,335	3,561,805
Investment AB Latour, B Shares	81,680	1,768,510
Investor AB, A Shares	266,924	5,853,065
Investor AB, B Shares	1,000,527	21,494,454
Kinnevik AB, B Shares *	132,359	2,174,388
L E Lundbergfortagen AB, B Shares	40,960	1,965,306
Lifco AB, B Shares	126,654	2,888,280
Nibe Industrier AB, B Shares	837,290	9,375,030
Nordea Bank Abp	1,813,797	20,149,954
Sagax AB, Class B	103,512	2,539,021
Sandvik AB	586,012	11,936,954
Securitas AB, B Shares	275,103	2,465,828
Skandinaviska Enskilda Banken AB, A Shares	882,829	10,038,451
Skanska AB, B Shares	191,665	3,134,961
SKF AB, B Shares	209,900	3,801,638
Svenska Cellulosa AB, S.C.A., B Shares	332,472	4,561,421
Svenska Handelsbanken AB, A Shares	796,671	7,042,401
Swedbank AB, A Shares	499,385	8,677,528
Swedish Orphan Biovitrum AB *	93,463	2,274,467
Tele2 AB, B Shares	315,686	3,354,530
Telefonaktiebolaget LM Ericsson, B Shares	1,596,851	8,791,770
Telia Co. AB	1,449,710	4,036,239
Volvo AB, A Shares	115,008	2,435,427
Volvo AB, B Shares	821,595	16,892,569
Volvo Car AB, B Shares *(a)	326,620	1,348,200
		292,928,054

Switzerland 10.1%
ABB Ltd.	860,409	31,038,062
Adecco Group AG	88,144	3,031,850
Alcon, Inc.	274,410	19,981,525
Bachem Holding AG, Class B	17,560	1,918,254
Baloise Holding AG	24,657	4,127,413
Banque Cantonale Vaudoise	16,752	1,762,719
Barry Callebaut AG	1,947	4,157,019
BKW AG	12,091	2,070,544
Chocoladefabriken Lindt & Spruengli AG	59	7,272,449
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	577	7,124,289
Cie Financiere Richemont S.A., Class A	286,695	47,390,910
Clariant AG *	117,758	1,964,228
Credit Suisse Group AG	1,964,027	1,767,321
EMS-Chemie Holding AG	3,806	3,125,873
Geberit AG	19,519	11,117,279
Givaudan S.A.	5,065	17,717,204
Holcim AG *	304,105	20,093,045
See financial notes
140Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Julius Baer Group Ltd.	118,766	8,510,318
Kuehne & Nagel International AG (a)	29,862	8,846,794
Logitech International S.A.	94,800	5,609,996
Lonza Group AG	40,792	25,439,526
Nestle S.A.	1,508,572	193,534,039
Novartis AG	1,186,930	121,415,663
Partners Group Holding AG	12,482	12,116,687
Roche Holding AG	385,635	120,757,800
Roche Holding AG, Bearer Shares	14,603	4,941,676
Schindler Holding AG	13,592	2,903,561
Schindler Holding AG, Participation Certificates	21,884	4,890,453
SGS S.A.	87,550	7,922,866
SIG Group AG *	170,705	4,569,028
Sika AG	80,118	22,130,427
Sonova Holding AG	28,677	9,094,226
Straumann Holding AG	61,556	9,261,135
Swiss Life Holding AG *	16,811	11,096,212
Swiss Prime Site AG	41,293	3,737,827
Swiss Re AG	165,469	16,663,375
Swisscom AG	14,195	9,745,583
Temenos AG	34,062	2,869,166
The Swatch Group AG	29,050	1,832,702
The Swatch Group AG, Bearer Shares	15,840	5,434,108
UBS Group AG	1,831,843	37,282,705
VAT Group AG	14,705	5,187,769
Zurich Insurance Group AG	82,722	40,116,216
		881,569,842

United Kingdom 15.0%
3i Group plc	530,198	11,796,395
abrdn plc	1,139,901	3,054,625
Admiral Group plc	99,260	2,884,905
Anglo American plc	697,030	21,478,398
Antofagasta plc	215,420	3,962,219
Ashtead Group plc	240,837	13,885,727
Associated British Foods plc	196,828	4,849,561
AstraZeneca plc	849,996	125,087,905
Auto Trader Group plc	517,432	4,137,889
Aviva plc	1,534,949	8,172,592
BAE Systems plc	1,689,950	21,529,931
Barclays plc	8,693,244	17,511,768
Barratt Developments plc	547,631	3,445,372
Berkeley Group Holdings plc	60,498	3,385,600
BP plc	9,941,174	66,695,281
British American Tobacco plc	1,165,754	43,069,708
BT Group plc	3,826,903	7,643,442
Bunzl plc	187,322	7,456,742
Burberry Group plc	211,550	6,905,412
Coca-Cola HBC AG *	111,483	3,403,207
Compass Group plc	961,141	25,355,823
Croda International plc	76,007	6,677,931
DCC plc	54,190	3,371,536
Diageo plc	1,247,699	56,915,147
Entain plc	320,875	5,846,747
Experian plc	504,644	17,866,859
Glencore plc	5,657,365	33,393,358
GSK plc	2,230,002	40,213,998
Haleon plc	2,772,032	12,187,788
Halma plc	209,493	6,092,766
Hargreaves Lansdown plc	203,101	2,056,245
Hikma Pharmaceuticals plc	90,297	2,091,348
HSBC Holdings plc	10,954,807	78,955,087
Imperial Brands plc	490,211	12,134,724
Informa plc	780,889	7,099,121
InterContinental Hotels Group plc	96,399	6,628,077
Intertek Group plc	86,486	4,524,447
SECURITY	NUMBER OF SHARES	VALUE ($)
J Sainsbury plc	999,391	3,472,889
J.D. Sports Fashion plc	1,410,707	2,863,123
Johnson Matthey plc	102,778	2,538,995
Kingfisher plc	1,082,704	3,509,148
Land Securities Group plc	379,918	3,223,919
Legal & General Group plc	3,275,941	9,665,735
Lloyds Banking Group plc	36,882,431	22,406,838
London Stock Exchange Group plc	207,205	21,755,131
M&G plc	1,241,568	3,208,877
Mondi plc	268,051	4,271,481
National Grid plc	2,002,213	28,707,580
NatWest Group plc	2,916,687	9,607,850
Next plc	70,546	5,985,600
NMC Health plc *(b)	48,950	0
Ocado Group plc *	317,898	2,023,215
Pearson plc	353,440	3,932,296
Persimmon plc	172,665	2,857,554
Phoenix Group Holdings plc	410,474	3,058,258
Prudential plc	1,505,807	23,040,403
Reckitt Benckiser Group plc	393,465	31,795,817
RELX plc	1,052,133	35,055,694
Rentokil Initial plc	1,389,402	11,061,384
Rio Tinto plc	617,466	39,253,772
Rolls-Royce Holdings plc *	4,569,177	8,753,033
Schroders plc	495,249	3,033,354
Segro plc	659,846	6,946,809
Severn Trent plc	138,902	5,116,259
Shell plc	3,870,749	118,940,946
Smith & Nephew plc	479,725	7,900,957
Smiths Group plc	196,432	4,153,486
Spirax-Sarco Engineering plc	40,577	5,670,231
SSE plc	593,436	13,692,443
St. James's Place plc	295,463	4,493,432
Standard Chartered plc	1,354,630	10,732,912
Taylor Wimpey plc	1,928,750	3,112,744
Tesco plc	4,070,499	14,391,055
The British Land Co., plc	473,989	2,388,071
The Sage Group plc	555,352	5,727,307
Unilever plc	1,390,672	77,435,579
United Utilities Group plc	377,088	5,122,539
Vodafone Group plc	14,261,888	17,130,314
Whitbread plc	109,325	4,474,895
WPP plc	584,979	6,817,590
		1,301,097,196
Total Common Stocks (Cost $6,493,131,662)		8,570,300,530

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	33,089	3,517,187
Dr Ing hc F Porsche AG *	63,193	7,912,959
Henkel AG & Co. KGaA	97,918	7,916,526
Porsche Automobil Holding SE	83,766	4,665,535
Sartorius AG	13,233	5,143,525
Volkswagen AG	101,542	13,865,535
		43,021,267
Total Preferred Stocks (Cost $40,178,344)		43,021,267
See financial notes
Schwab Equity Index Funds | Semiannual Report141

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	39,710,223	39,710,223
Total Short-Term Investments (Cost $39,710,223)		39,710,223
Total Investments in Securities (Cost $6,573,020,229)		8,653,032,020

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	720	77,385,600	497,257

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,891,342.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,659,841,242	$—	$4,659,841,242
Hong Kong	1,455,598	229,766,324	—	231,221,922
Israel	17,761,256	37,772,586	—	55,533,842
Japan	—	1,813,037,187	5,623,475	1,818,660,662
Netherlands	26,633,537	352,013,384	—	378,646,921
Singapore	17,234,200	108,064,545	—	125,298,745
United Kingdom	—	1,301,097,196	0 *	1,301,097,196
Preferred Stocks[1]	—	43,021,267	—	43,021,267
Short-Term Investments[1]	39,710,223	—	—	39,710,223
Futures Contracts[2]	497,257	—	—	497,257
Total	$103,292,071	$8,544,613,731	$5,623,475	$8,653,529,277

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
142Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,573,020,229) including securities on loan of $36,891,342		$8,653,032,020
Cash		55,724,478
Foreign currency, at value (cost $6,966,461)		6,952,238
Deposit with broker for futures contracts		2,870,071
Receivables:
Dividends		35,146,872
Foreign tax reclaims		25,581,715
Fund shares sold		9,856,743
Income from securities on loan	+	90,575
Total assets		8,789,254,712

Liabilities
Collateral held for securities on loan		39,710,223
Payables:
Investments bought		39,522,638
Fund shares redeemed		7,173,216
Investment adviser fees		396,334
Variation margin on futures contracts	+	131,957
Total liabilities		86,934,368
Net assets		$8,702,320,344

Net Assets by Source
Capital received from investors		$7,282,065,748
Total distributable earnings	+	1,420,254,596
Net assets		$8,702,320,344

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,702,320,344		394,893,818		$22.04

See financial notes
Schwab Equity Index Funds | Semiannual Report143

Schwab International Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $15,639,535)		$127,757,600
Securities on loan, net	+	329,419
Total investment income		128,087,019

Expenses
Investment adviser fees		2,434,301
Professional fees	+	1,994 [1]
Total expenses		2,436,295
Expense reduction	–	1,994 [1]
Net expenses	–	2,434,301
Net investment income		125,652,718

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(116,298,966)
Net realized gains on futures contracts		10,056,426
Net realized gains on foreign currency transactions	+	1,027,478
Net realized losses		(105,215,062)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,716,111,884
Net change in unrealized appreciation (depreciation) on futures contracts		13,756
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,294,818
Net change in unrealized appreciation (depreciation)	+	1,718,420,458
Net realized and unrealized gains		1,613,205,396
Increase in net assets resulting from operations		$1,738,858,114

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
144Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$125,652,718	$252,527,401
Net realized losses		(105,215,062)	(192,317,997)
Net change in unrealized appreciation (depreciation)	+	1,718,420,458	(2,185,003,271)
Increase (decrease) in net assets resulting from operations		$1,738,858,114	($2,124,793,867 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($210,690,877 )	($287,643,160 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		45,509,196	$945,301,438	98,990,068	$2,090,708,813
Shares reinvested		7,715,248	151,373,159	8,669,015	198,780,492
Shares redeemed	+	(50,614,316)	(1,049,589,871)	(74,590,851)	(1,531,205,969)
Net transactions in fund shares		2,610,128	$47,084,726	33,068,232	$758,283,336

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		392,283,690	$7,127,068,381	359,215,458	$8,781,222,072
Total increase (decrease)	+	2,610,128	1,575,251,963	33,068,232	(1,654,153,691)
End of period		394,893,818	$8,702,320,344	392,283,690	$7,127,068,381
See financial notes
Schwab Equity Index Funds | Semiannual Report145

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from
148Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2023, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2023, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2023, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
150Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.4%	1.5%	3.5%	— %	1.2%
Schwab MarketTrack Balanced Portfolio	0.2%	0.7%	1.5%	— %	0.4%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.2%	0.4%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.4%	1.5%	2.6%	— %	0.9%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2020 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2030 Fund	0.3%	— %	— %	1.2%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.8%	— %
Schwab Target 2040 Fund	0.3%	— %	— %	1.6%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2023, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $1,994, as shown as Professional fees in the fund’s Statement of Operations.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For the period ended April 30, 2023, the Schwab International Index Fund recovered previously withheld foreign taxes from Sweden. The payments received by Schwab International Index Fund amounted to $489,800 and is recorded as Dividends received from securities — unaffiliated in the Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $19,449, which has been reimbursed to the investment adviser by the Schwab International Index Fund and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations.
As of April 30, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $0.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended April 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$95,138,550	$83,684,662	($61,587,991)
Schwab 1000 Index Fund	20,566,500	11,793,978	(3,233,553)
Schwab Small-Cap Index Fund	5,342,788	13,154,619	(4,574,035)
Schwab Total Stock Market Index Fund	47,411,545	25,358,108	(25,179,971)
Schwab U.S. Large-Cap Growth Index Fund	7,162,346	1,309,367	(467,971)
Schwab U.S. Large-Cap Value Index Fund	1,818,771	1,005,398	(273,878)
Schwab U.S. Mid-Cap Index Fund	3,916,034	1,173,674	(698,687)
Schwab International Index Fund	—	50,401,604	(17,353,424)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2023, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$286,004,709	1,422
Schwab 1000 Index Fund	49,182,617	244
Schwab Small-Cap Index Fund	28,393,415	307
Schwab Total Stock Market Index Fund	67,349,091	394
Schwab U.S. Large-Cap Growth Index Fund	5,171,443	37
Schwab U.S. Large-Cap Value Index Fund	2,628,980	31
Schwab U.S. Mid-Cap Index Fund	5,218,187	21
Schwab International Index Fund	49,595,352	489

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$1,542,990,629	$428,098,774
Schwab 1000 Index Fund	113,634,423	114,254,610
Schwab Small-Cap Index Fund	267,698,981	122,469,180
Schwab Total Stock Market Index Fund	507,286,485	152,269,334
Schwab U.S. Large-Cap Growth Index Fund	138,996,488	79,535,066
Schwab U.S. Large-Cap Value Index Fund	80,144,458	121,802,038
Schwab U.S. Mid-Cap Index Fund	121,080,792	11,641,796
Schwab International Index Fund	349,722,198	420,344,100
During the period ended April 30, 2023, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$35,753,252
Schwab Small-Cap Index Fund	—	6,591,170
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Financial Notes, unaudited (continued)

8. Purchases and Sales of Investment Securities (continued):
For the period ended April 30, 2023, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses on sales of in-kind redemptions for the period ended April 30, 2023, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$31,511,882,041	$36,667,086,439	($1,497,311,668)	$35,169,774,771
Schwab 1000 Index Fund	3,322,867,486	9,600,355,173	(269,950,745)	9,330,404,428
Schwab Small-Cap Index Fund	4,655,861,201	1,493,556,593	(899,636,686)	593,919,907
Schwab Total Stock Market Index Fund	9,853,556,807	8,232,499,153	(709,787,076)	7,522,712,077
Schwab U.S. Large-Cap Growth Index Fund	880,249,647	236,010,515	(25,900,229)	210,110,286
Schwab U.S. Large-Cap Value Index Fund	547,500,823	102,811,168	(22,139,829)	80,671,339
Schwab U.S. Mid-Cap Index Fund	957,964,530	171,131,119	(96,220,832)	74,910,287
Schwab International Index Fund	6,905,800,461	2,107,343,804	(359,614,988)	1,747,728,816
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$91,515,940
Schwab 1000 Index Fund	90,324,047
Schwab Small-Cap Index Fund	53,188,008
Schwab Total Stock Market Index Fund	24,579,663
Schwab U.S. Large-Cap Growth Index Fund	28,197,584
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	344,623,023
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$827,352,159	$65,457,539
Schwab 1000 Index Fund	170,064,667	79,902,182
Schwab Small-Cap Index Fund	131,927,919	399,701,902
Schwab Total Stock Market Index Fund	225,603,990	45,585,913
Schwab U.S. Large-Cap Growth Index Fund	6,371,109	9,905,946
Schwab U.S. Large-Cap Value Index Fund	17,495,710	10,244,421
Schwab U.S. Mid-Cap Index Fund	11,729,695	14,728,113
Schwab International Index Fund	287,643,160	—
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Equity Index Funds | Semiannual Report161

Schwab Equity Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
162Schwab Equity Index Funds | Semiannual Report

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-27
00286320

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	June 16, 2023